UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal St.

Boston, MA 02110

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal St.

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2011

Date of reporting period: February 28, 2011

Item 1.	Schedule of Investments

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

Schedule of Investments (Unaudited)

Large Cap Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%

Consumer Discretionary — 11.3%
Aeropostale *	6,450	$167
Amazon.com *	68,365	11,847
Ameristar Casinos	2,700	45
Apollo Group, Cl A *	97,500	4,413
Autoliv (A)	17,145	1,284
AutoZone *	3,900	1,006
Bed Bath & Beyond *	91,246	4,393
Best Buy	210,650	6,791
Big Lots *	17,400	714
Biglari Holdings *	200	85
BorgWarner * (A)	33,013	2,562
Brinker International (A)	33,400	790
Carnival	28,741	1,226
CBS, Cl B	66,700	1,591
CEC Entertainment	688	27
Coach	255,514	14,033
Comcast, Cl A	248,991	6,414
Cooper Tire & Rubber (A)	32,100	753
Ctrip.com International ADR * (A)	72,700	2,819
Darden Restaurants	12,000	566
DeVry	14,463	785
DIRECTV, Cl A *	41,800	1,922
DISH Network, Cl A *	35,400	823
Dollar Tree * (A)	14,373	723
Eastman Kodak * (A)	375,400	1,276
Ford Motor * (A)	195,600	2,944
Fossil *	7,443	571
GameStop, Cl A * (A)	47,600	950
Gannett (A)	67,500	1,114
Gap	118,735	2,675
Garmin (A)	34,100	1,158
General Motors *	43,100	1,445
Genuine Parts	1,696	89
Global Sources * (A)	3,600	41
Helen of Troy *	7,831	219
iRobot *	1,400	40
ITT Educational Services * (A)	9,300	705
Johnson Controls	145,530	5,938
Kohl’s	1,790	97
Liberty Global, Cl A * (A)	23,200	977
Liberty Media-Interactive, Cl A *	11,399	183
Limited Brands	23,835	763
Lowe’s	518,135	13,560
Macy’s	129,567	3,097
Magna International, Cl A	3,600	178
McDonald’s	27,152	2,055
McGraw-Hill	34,300	1,327
NetFlix * (A)	22,007	4,548
News, Cl A	162,810	2,828
NIKE, Cl B	124,797	11,111
Nordstrom	40,745	1,844
priceline.com * (A)	12,100	5,492
RadioShack	27,400	406
Ross Stores	9,138	658
Staples	158,100	3,368
Starbucks	88,179	2,908
Starwood Hotels & Resorts Worldwide	42,415	2,591
Superior Industries International	2,584	51
Target	141,142	7,417

Description	Shares	Market Value ($ Thousands)

Timberland, Cl A *	2,920	$108
Time Warner	227,600	8,694
Time Warner Cable, Cl A (A)	42,200	3,046
TJX	68,102	3,396
TRW Automotive Holdings *	24,242	1,377
Urban Outfitters *	118,382	4,544
VF (A)	31,786	3,041
Viacom, Cl B	12,247	547
Walt Disney	68,420	2,993
Whirlpool (A)	10,100	833
Winnebago Industries * (A)	2,700	39
Wolverine World Wide	1,484	54
Yum! Brands	56,300	2,834

		181,909

Consumer Staples — 6.8%
Altria Group	54,941	1,394
Archer-Daniels-Midland	92,830	3,452
BJ’s Wholesale Club *	10,200	494
Bunge	13,700	989
Coca-Cola	128,550	8,217
Coca-Cola Enterprises	44,400	1,168
Colgate-Palmolive	10,658	837
ConAgra Foods	41,948	972
Constellation Brands, Cl A *	45,300	920
Corn Products International	31,793	1,552
Costco Wholesale	126,487	9,460
CVS Caremark	138,700	4,585
Darling International *	16,400	228
Diageo ADR (A)	53,800	4,210
Dr Pepper Snapple Group	30,226	1,090
Herbalife	3,000	235
HJ Heinz	1,700	85
Kimberly-Clark	2,261	149
Kraft Foods, Cl A	19,100	608
Kroger	122,100	2,796
Lorillard	23,114	1,775
Mead Johnson Nutrition, Cl A	101,558	6,078
Molson Coors Brewing, Cl B	9,327	427
Pantry *	3,651	57
PepsiCo	132,233	8,386
Philip Morris International	35,840	2,250
Prestige Brands Holdings *	13,783	152
Procter & Gamble	387,526	24,434
Ralcorp Holdings *	11,400	739
Reynolds American	36,864	1,265
Safeway	145,700	3,179
Smart Balance *	3,203	14
Smithfield Foods * (A)	95,430	2,209
Supervalu (A)	60,800	525
Susser Holdings *	2,600	36
Sysco	5,300	147
Tyson Foods, Cl A	87,080	1,622
Walgreen	155,900	6,757
Wal-Mart Stores	121,808	6,332

		109,825

Energy — 9.9%
Alpha Natural Resources * (A)	19,400	1,052
Apache	47,800	5,957
Baker Hughes	25,800	1,833
BP PLC ADR	81,800	3,965
Cameron International * (A)	44,023	2,603

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Canadian Natural Resources	209,728	$10,549
Chesapeake Energy	59,300	2,112
Chevron	217,908	22,608
Complete Production Services *	17,776	512
ConocoPhillips	197,816	15,404
Consol Energy	61,700	3,129
Continental Resources * (A)	6,877	478
Denbury Resources * (A)	46,956	1,138
Devon Energy	32,077	2,933
Dril-Quip *	4,526	347
El Paso	24,400	454
EOG Resources	82,882	9,308
Exxon Mobil	114,487	9,792
FMC Technologies * (A)	68,585	6,451
Halliburton	95,520	4,484
Helmerich & Payne	6,029	392
Hess	54,285	4,724
Marathon Oil	125,100	6,205
McDermott International *	36,955	848
Murphy Oil	56,500	4,154
Nabors Industries *	172,222	4,903
National Oilwell Varco	18,900	1,504
Noble (A)	16,300	729
Occidental Petroleum	54,504	5,558
Oil States International *	19,800	1,441
Overseas Shipholding Group (A)	6,300	213
Patterson-UTI Energy	55,200	1,509
Range Resources (A)	31,834	1,729
Schlumberger	112,388	10,499
SEACOR Holdings	2,726	258
Sunoco	5,800	243
Transocean * (A)	26,600	2,251
Unit *	22,000	1,309
Valero Energy	164,800	4,644
Western Refining *	18,500	301
Williams	31,600	959

		159,482

Financials — 15.7%
ACE	44,101	2,789
Aflac	76,100	4,479
Agree Realty ‡ (A)	5,802	148
Allstate	48,800	1,551
American Express	184,563	8,041
American Financial Group	7,700	267
American National Insurance	471	38
Ameriprise Financial	57,934	3,668
Annaly Capital Management ‡	44,900	805
Arch Capital Group *	12,500	1,131
Assurant (A)	68,431	2,780
Axis Capital Holdings	43,700	1,587
Banco Latinoamericano de Comercio Exterior, Cl E	5,400	91
Bank of America	1,219,123	17,422
Bank of New York Mellon	260,043	7,903
Berkshire Hathaway, Cl B *	117,029	10,214
BlackRock, Cl A	32,099	6,548
Brandywine Realty Trust ‡	87,559	1,077
Brookfield Asset Management, Cl A	32,100	1,088
Capital One Financial	161,919	8,059
Capstead Mortgage ‡	24,700	325
CBL & Associates Properties ‡ (A)	46,200	825

Description	Shares	Market Value ($ Thousands)

Cedar Shopping Centers ‡	15,400	$93
Charles Schwab (A)	410,566	7,788
Chatham Lodging Trust ‡	1,900	33
Chimera Investment ‡	187,000	806
Chubb	74,000	4,490
CIT Group *	7,600	329
Citigroup *	3,053,760	14,292
CME Group, Cl A	20,622	6,419
CNA Financial	21,600	636
Comerica (A)	9,700	377
CommonWealth REIT ‡	18,018	517
Cowen Group, Cl A * (A)	3,674	16
East West Bancorp	21,830	507
Endurance Specialty Holdings	23,200	1,151
Everest Re Group	17,500	1,551
Fifth Third Bancorp	139,500	2,037
Financial Institutions	1,100	21
First Citizens BancShares, Cl A	371	75
First Community Bancshares (A)	4,428	55
First Interstate Bancsystem, Cl A	1,696	24
Franklin Resources	20,200	2,538
Goldman Sachs Group	73,819	12,090
Hartford Financial Services Group	14,800	438
Hatteras Financial ‡	24,200	716
Hospitality Properties Trust ‡	55,926	1,286
Host Hotels & Resorts ‡	66,100	1,216
Hudson City Bancorp	80,100	921
Huntington Bancshares	247,700	1,694
Inland Real Estate ‡	13,426	127
IntercontinentalExchange *	31,800	4,077
Invesco Mortgage Capital ‡	1,602	37
Jones Lang LaSalle	15,337	1,510
JPMorgan Chase	551,446	25,747
Keycorp	133,200	1,217
Lakeland Bancorp (A)	2,267	22
Liberty Property Trust ‡	7,085	239
Lincoln National (A)	11,400	362
Mack-Cali Realty ‡	37,145	1,261
Maiden Holdings	4,980	40
MetLife	87,300	4,135
MFA Mortgage Investments ‡	56,324	477
Montpelier Re Holdings (A)	27,200	549
Moody’s (A)	27,500	877
Morgan Stanley	159,600	4,737
NBT Bancorp	3,500	78
Nelnet, Cl A	7,914	177
Newcastle Investment ‡ *	4,239	36
NewStar Financial *	3,392	36
NYSE Euronext	107,600	3,981
OceanFirst Financial	1,884	26
OneBeacon Insurance Group, Cl A	1,884	26
PartnerRe	11,000	872
Phoenix *	8,008	21
PNC Financial Services Group	67,000	4,134
Presidential Life	4,616	46
Principal Financial Group	6,600	226
Prudential Financial	58,200	3,831
Public Storage ‡	10,400	1,167
Rayonier ‡	17,700	1,086
Regions Financial	59,500	455
RenaissanceRe Holdings	24,600	1,649
Resource Capital ‡ (A)	37,213	276

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Senior Housing Properties Trust ‡	22,512	$552
SLM *	87,794	1,301
State Street	46,900	2,097
Sunstone Hotel Investors ‡ *	18,000	193
SunTrust Banks	23,300	703
Symetra Financial	22,873	327
T. Rowe Price Group	16,100	1,078
Taubman Centers ‡ (A)	29,100	1,615
Torchmark (A)	20,300	1,325
Transatlantic Holdings	26,907	1,370
Travelers	86,200	5,166
Unitrin	2,274	67
Unum Group	61,500	1,632
US Bancorp	122,300	3,391
Validus Holdings (A)	21,200	656
Vornado Realty Trust ‡	14,000	1,307
Wells Fargo	709,146	22,877
WesBanco	3,700	77
Winthrop Realty Trust ‡	12,228	149
XL Group, Cl A	29,800	696

		253,068

Health Care — 12.4%
Abbott Laboratories	141,040	6,784
Aetna	221,457	8,274
Agilent Technologies *	12,059	507
Allergan	164,847	12,227
AmerisourceBergen	10,600	402
Amgen *	208,625	10,709
Baxter International	33,100	1,759
Becton Dickinson	13,189	1,055
Biogen Idec *	51,664	3,534
Bristol-Myers Squibb	78,259	2,020
Bruker * (A)	5,429	104
Cardinal Health	47,028	1,958
Celgene *	179,617	9,537
CIGNA	20,700	871
Covance * (A)	107,432	6,062
Coventry Health Care *	24,300	734
Covidien	63,914	3,288
Cyberonics *	1,413	47
DaVita *	49,492	3,928
Eli Lilly	101,573	3,510
Endo Pharmaceuticals Holdings *	14,300	508
Express Scripts *	55,080	3,097
Forest Laboratories *	56,300	1,824
Gilead Sciences *	119,450	4,656
Health Net *	32,400	953
Hill-Rom Holdings	6,822	260
Humana *	41,681	2,710
Idexx Laboratories * (A)	57,849	4,495
Illumina *	24,000	1,666
Immucor *	3,900	76
Impax Laboratories *	8,533	176
Integra LifeSciences Holdings *	700	35
Intuitive Surgical * (A)	22,114	7,252
Invacare (A)	6,783	201
Johnson & Johnson	286,356	17,594
Kinetic Concepts * (A)	13,100	642
Life Technologies *	20,719	1,106
McKesson	9,300	737
Medco Health Solutions *	115,922	7,145
Medidata Solutions *	1,978	51

Description	Shares	Market Value ($ Thousands)

Medtronic	192,050	$7,667
Merck	349,178	11,373
Novo Nordisk ADR	32,800	4,154
Orthofix International *	1,200	38
Par Pharmaceutical *	2,449	75
Perrigo (A)	34,900	2,667
Pfizer	849,845	16,351
Pharmaceutical Product Development	1,600	44
Sirona Dental Systems *	10,175	513
SXC Health Solutions *	3,700	183
Thermo Fisher Scientific *	42,293	2,361
UnitedHealth Group	329,386	14,025
Waters *	22,700	1,885
Watson Pharmaceuticals * (A)	14,300	801
WellPoint	70,541	4,689

		199,320

Industrials — 9.0%
3M	79,165	7,301
ABB ADR	234,485	5,747
Ametek	4,761	200
Applied Industrial Technologies	6,397	205
Avery Dennison	5,747	230
Boeing	54,495	3,924
Caterpillar	37,067	3,815
Chicago Bridge & Iron *	9,904	352
Cooper Industries, Cl A	10,806	695
Crane	5,846	276
CSX	17,800	1,329
Cubic	1,036	52
Cummins	35,328	3,572
Danaher	104,565	5,291
Deere	13,760	1,241
Dover	16,076	1,033
Eaton	14,426	1,598
Emerson Electric	61,611	3,676
Expeditors International Washington	66,300	3,169
FedEx	24,882	2,240
Flowserve	14,030	1,753
Fluor	72,347	5,119
Franklin Electric	2,042	87
Gardner Denver	18,063	1,321
General Dynamics	59,246	4,510
General Electric	985,687	20,621
Goodrich	31,200	2,690
Graco (A)	25,500	1,038
Honeywell International	7,819	453
ITT	22,200	1,286
KBR	66,700	2,188
Kennametal	6,418	247
L-3 Communications Holdings, Cl 3	19,100	1,515
Lockheed Martin	27,400	2,169
NACCO Industries, Cl A	1,225	153
Norfolk Southern	26,900	1,764
Northrop Grumman	83,191	5,547
Parker Hannifin	18,556	1,655
Precision Castparts	22,962	3,255
Quanta Services *	168,500	3,843
Raytheon	55,800	2,858
Rockwell Automation (A)	34,536	3,030

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Rockwell Collins	47,492	$3,060
Roper Industries	63,575	5,348
RR Donnelley & Sons	83,300	1,551
Sauer-Danfoss *	942	29
Stericycle * (A)	55,655	4,810
Thomas & Betts *	2,054	114
Timken	20,468	997
Toro	3,203	200
TrueBlue *	2,500	40
Tyco International	21,400	970
Union Pacific	31,520	3,007
United Continental Holdings * (A)	135,500	3,257
United Parcel Service, Cl B	5,841	431
United Technologies	77,279	6,456
WW Grainger (A)	8,325	1,109

		144,427

Information Technology — 23.0%
Accenture, Cl A	100,211	5,159
Acme Packet *	4,553	342
Activision Blizzard	49,554	551
Adobe Systems *	394,457	13,609
Akamai Technologies *	21,252	797
Amdocs *	33,800	1,009
Amphenol, Cl A	86,366	4,964
Ansys *	64,489	3,632
Apple *	108,584	38,353
Applied Materials	29,770	489
Arrow Electronics *	38,000	1,490
Atmel *	59,231	870
Autodesk *	180,561	7,593
Avnet *	7,900	270
AVX	5,841	93
Black Box	600	23
CA	44,104	1,093
Check Point Software Technologies *	60,807	3,031
Cisco Systems *	742,550	13,782
Citrix Systems *	140,211	9,837
Cognizant Technology Solutions, Cl A *	62,344	4,792
Computer Sciences	14,911	718
Corning	232,789	5,368
DST Systems	31,600	1,611
eBay *	274,400	9,194
EchoStar, Cl A *	4,138	144
EMC * (A)	455,145	12,384
F5 Networks *	9,749	1,150
Factset Research Systems (A)	1,407	148
Genpact *	214,533	2,993
Global Payments	21,400	1,027
Google, Cl A *	27,872	17,097
Harris	33,497	1,563
Hewlett-Packard	213,351	9,308
IAC *	41,400	1,286
Ingram Micro, Cl A *	51,582	1,028
Intel	630,443	13,536
International Business Machines	68,456	11,082
Intuit *	118,680	6,240
Juniper Networks *	46,269	2,036
Lam Research *	19,698	1,081
Loral Space & Communications *	2,719	206
LSI *	161,100	1,013

Description	Shares	Market Value ($ Thousands)

Marvell Technology Group *	60,256	$1,101
Mastercard, Cl A	52,792	12,700
Micron Technology *	93,000	1,035
Microsoft	801,822	21,312
MKS Instruments	1,319	40
Motorola Mobility Holdings *	9,550	288
Motorola Solutions *	10,914	422
National Instruments	3,392	106
NetApp * (A)	133,341	6,888
NeuStar, Cl A *	6,600	167
Nortel Networks *	5	—
Novellus Systems *	6,783	271
Nuance Communications *	206,800	3,859
Nvidia *	269,611	6,109
Opnet Technologies	1,319	45
Oracle	374,251	12,313
Plantronics	13,717	479
Polycom * (A)	65,900	3,150
Qualcomm	469,599	27,979
Rackspace Hosting * (A)	44,700	1,650
Red Hat *	40,604	1,676
Research In Motion *	145,245	9,606
Rovi *	8	—
SAIC *	30,500	498
Salesforce.com * (A)	45,007	5,953
SanDisk *	43,036	2,135
Seagate Technology *	30,200	384
Sina * (A)	31,869	2,603
Symantec *	26,700	481
Synopsys *	17,994	499
Tech Data *	17,900	888
Teradata *	58,100	2,778
Texas Instruments	382,800	13,632
Trimble Navigation *	53,763	2,642
Tyco Electronics	21,600	779
VeriSign (A)	77,900	2,749
Visa, Cl A	94,788	6,924
Vishay Intertechnology *	40,700	710
Western Digital * (A)	18,200	557
Xerox	229,411	2,466
Zebra Technologies, Cl A *	16,400	612

		370,478

Materials — 3.0%
Air Products & Chemicals	4,993	459
Alcoa (A)	8,400	142
Allegheny Technologies (A)	66,734	4,477
Ashland	13,900	783
Ball	20,600	744
Brush Engineered Materials *	600	26
Cabot	4,239	183
Century Aluminum *	21,500	364
CF Industries Holdings	7,992	1,129
Cytec Industries	19,600	1,114
Dow Chemical	85,400	3,173
E.I. Du Pont de Nemours	23,249	1,276
Eastman Chemical	24,300	2,270
Freeport-McMoRan Copper & Gold, Cl B	148,158	7,845
Georgia Gulf *	6,200	198
H.B. Fuller	5,400	116
International Paper	63,946	1,776
Lubrizol	15,373	1,674

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Monsanto	46,325	$3,330
Mosaic	13,608	1,168
Nalco Holding	110,217	2,818
Newmont Mining	1,700	94
Noranda Aluminum Holding *	1,800	28
Nucor	16,400	787
Omnova Solutions *	5,370	38
Owens-Illinois *	16,800	512
Potash Corp of Saskatchewan	60,936	3,754
Rock-Tenn, Cl A (A)	12,550	861
Sealed Air (A)	30,000	826
Solutia *	1,800	42
Southern Copper	23,000	973
Steel Dynamics	19,800	366
Syngenta ADR	57,800	3,891
TPC Group *	2,400	70

		47,307

Telecommunication Services — 2.9%
AboveNet (A)	3,313	215
American Tower, Cl A *	123,037	6,639
AT&T	722,092	20,493
Crown Castle International *	115,500	4,868
MetroPCS Communications *	78,200	1,126
Telephone & Data Systems	7,700	259
USA Mobility	2,449	37
Verizon Communications	337,300	12,453

		46,090

Utilities — 2.5%
AES *	572,187	7,078
AGL Resources	5,935	225
Alliant Energy	26,500	1,044
Ameren (A)	28,100	786
American Electric Power	109,200	3,907
American Water Works	20,349	564
Atmos Energy	11,200	379
CMS Energy (A)	25,200	485
Dominion Resources	23,300	1,063
DTE Energy	14,900	701
Duke Energy	19,840	357
Edison International	97,100	3,604
Energen	24,431	1,493
Entergy	68,443	4,873
Exelon	104,500	4,364
FirstEnergy (A)	7,100	272
GenOn Energy *	63,504	257
NextEra Energy	4,400	244
NRG Energy *	40,100	802
NV Energy	22,700	334
PG&E	7,400	341
Portland General Electric	13,849	324
PPL	44,948	1,143
Public Service Enterprise Group	109,500	3,581
Sempra Energy	21,600	1,150

		39,371

Total Common Stock (Cost $1,265,378) ($ Thousands)		1,551,277

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bills
0.179%, 06/30/11 (B) (C)	$7,149	$7,146

Total U.S. Treasury Obligation (Cost $7,145) ($ Thousands)		7,146

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090% ** †	45,295,259	45,295

Total Cash Equivalent (Cost $45,295) ($ Thousands)		45,295

AFFILIATED PARTNERSHIP — 6.4%
SEI Liquidity Fund, L.P.
0.020%(D) ** †	102,856,070	102,255

Total Affiliated Partnership (Cost $102,856) ($ Thousands)		102,255

Total Investments — 106.1% (Cost $1,420,674)($ Thousands)††		$1,705,973

A summary of the open futures contracts held by the Fund at February 28, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index	105	Mar-2011	$1,521
S&P Mid 400 Index E-MINI	58	Mar-2011	301

			$1,822

For the period ended February 28, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,607,924 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2011.

‡	Real Estate Investment Trust

†	Investment in Affiliated Security.

††	At February 28, 2011, the tax basis cost of the Fund’s investments was $1,420,674 ($ Thousands), and the unrealized appreciation and depreciation were $296,040 ($ Thousands) and $(10,741)($ Thousands) respectively.

(A)	This security or a partial position of this security is on loan at February 28, 2011. The total value of securities on loan at February 28, 2011 was $100,028 ($ Thousands).

(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2011 was $102,255 ($ Thousands)

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

February 28, 2011

The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,551,277	$—	$—	$1,551,277
U.S. Treasury Obligation	—	7,146	—	7,146
Cash Equivalent	45,295	—	—	45,295
Affiliated Partnership	—	102,255	—	102,255

Total Investments in Securities	$1,596,572	$109,401	$—	$1,705,973

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$1,822	$—	$—	$1,822

Total Other Financial Instruments	$1,822	$—	$—	$1,822

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Consumer Discretionary — 17.7%
Advance Auto Parts	7,800	$489
Aeropostale *	1,900	49
Amazon.com *	11,975	2,075
Apollo Group, Cl A *	42,000	1,901
Autoliv	5,400	404
AutoNation *	4,600	155
AutoZone *	4,800	1,238
Bed Bath & Beyond *	45,222	2,177
Best Buy	80,647	2,600
BorgWarner *	8,500	660
Brinker International	1,200	28
Cablevision Systems, Cl A	2,000	74
CBS, Cl B	19,200	458
Chipotle Mexican Grill, Cl A *	2,400	588
Coach	52,126	2,863
Comcast, Cl A	22,900	590
Ctrip.com International ADR *	21,400	830
Darden Restaurants	8,700	410
DIRECTV, Cl A *	61,500	2,827
Dollar General *	5,900	167
Dollar Tree *	3,050	153
Eastman Kodak *	86,100	293
Expedia	6,300	125
Family Dollar Stores	11,100	556
Foot Locker	5,900	117
Ford Motor *	114,400	1,722
Fossil *	2,400	184
Gap	34,400	775
General Motors *	11,000	369
Genuine Parts	400	21
Hasbro	11,200	503
Home Depot	12,300	461
Hyatt Hotels, Cl A *	3,000	137
Interpublic Group	32,900	434
Johnson Controls	55,397	2,260
Las Vegas Sands *	7,600	355
Liberty Global, Cl A *	13,200	556
Liberty Media - Capital, Ser A *	5,900	428
Liberty Media - Interactive, Cl A *	3,300	53
Liberty Media - Starz, Ser A *	3,910	275
Limited Brands	19,700	631
LKQ *	6,000	143
Lowe’s	199,339	5,217
Marriott International, Cl A	14,700	576
Mattel	500	12
McDonald’s	29,600	2,240
McGraw-Hill	12,900	499
NetFlix *	2,500	517
Newell Rubbermaid	5,800	112
NIKE, Cl B	50,300	4,478
Omnicom Group	1,400	71
O’Reilly Automotive *	11,700	650
Panera Bread, Cl A *	300	35
Penn National Gaming *	1,000	36
PetSmart	2,300	94
Phillips-Van Heusen	700	42
Polo Ralph Lauren, Cl A	3,300	418
priceline.com *	3,950	1,793
Ross Stores	9,600	692

Description	Shares	Market Value ($ Thousands)

Scripps Networks Interactive, Cl A	600	$31
Signet Jewelers *	5,400	237
Sotheby’s	7,100	349
Staples	46,800	997
Starwood Hotels & Resorts Worldwide	14,000	856
Target	47,392	2,490
Thomson Reuters	13,700	540
Tim Hortons	11,100	489
Time Warner	59,633	2,278
Time Warner Cable, Cl A	8,584	620
TJX	19,600	977
Tractor Supply	1,900	99
TRW Automotive Holdings *	900	51
Viacom, Cl B	13,300	594
Virgin Media	19,600	534
Williams-Sonoma	7,300	264
Wynn Resorts	1,800	221
Yum! Brands	51,700	2,602

		62,845

Consumer Staples — 7.1%
Altria Group	58,400	1,481
Archer-Daniels-Midland	3,300	123
Avon Products	5,700	159
Brown-Forman, Cl B	7,400	512
Bunge	900	65
Church & Dwight	300	23
Coca-Cola	11,800	754
Coca-Cola Enterprises	27,300	718
Corn Products International	1,300	63
Costco Wholesale	29,537	2,209
CVS Caremark	13,500	446
Del Monte Foods	1,800	34
Diageo ADR	18,200	1,424
Dr Pepper Snapple Group	3,300	119
Energizer Holdings *	3,700	247
Estee Lauder, Cl A	1,700	160
General Mills	8,000	297
Hansen Natural *	200	12
Herbalife	14,100	1,106
Hershey	13,300	696
HJ Heinz	800	40
Hormel Foods	9,700	266
Kroger	31,600	724
McCormick	400	19
Mead Johnson Nutrition, Cl A	12,700	760
Molson Coors Brewing, Cl B	4,000	183
PepsiCo	33,735	2,139
Philip Morris International	15,100	948
Procter & Gamble	73,000	4,603
Reynolds American	15,000	515
Safeway	18,300	399
Sara Lee	27,900	478
Sysco	2,700	75
Tyson Foods, Cl A	9,000	168
Walgreen	49,800	2,158
Wal-Mart Stores	18,200	946
Whole Foods Market	900	53

		25,122

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Energy — 7.3%
BP PLC ADR	21,600	$1,047
Chevron	23,000	2,386
Cimarex Energy	5,300	615
Concho Resources *	400	43
ConocoPhillips	33,846	2,636
Consol Energy	20,700	1,050
Core Laboratories	3,600	372
Denbury Resources *	8,400	204
Dresser-Rand Group *	5,600	276
El Paso	44,300	824
EOG Resources	16,400	1,842
Exterran Holdings *	1,300	30
Exxon Mobil	45,000	3,849
FMC Technologies *	2,300	216
Forest Oil *	1,700	60
Halliburton	22,800	1,070
Helmerich & Payne	700	46
Hess	12,200	1,062
Marathon Oil	29,300	1,453
McDermott International *	600	14
Murphy Oil	15,600	1,147
Nabors Industries *	56,400	1,606
National Oilwell Varco	1,600	127
Newfield Exploration *	2,600	189
Oil States International *	700	51
Patterson-UTI Energy	23,900	654
Pioneer Natural Resources	8,200	839
Pride International *	800	33
QEP Resources	3,500	138
Rowan *	6,000	256
Schlumberger	98	9
SEACOR Holdings	200	19
Southern Union	1,200	34
Spectra Energy	1,000	27
Sunoco	2,800	117
Superior Energy Services *	2,900	111
Transocean *	5,625	476
Valero Energy	27,500	775
Weatherford International *	2,200	53
Whiting Petroleum *	3,600	235

		25,991

Financials — 11.5%
ACE	1,300	82
Affiliated Managers Group *	900	96
Aflac	17,650	1,039
Alleghany *	300	102
Allied World Assurance Holdings	1,400	86
American Express	51,725	2,254
American Financial Group	13,400	464
Ameriprise Financial	13,300	842
Apartment Investment & Management, Cl A ‡	3,100	79
Arch Capital Group *	600	54
Ares Capital	2,300	41
Assurant	8,500	345
AvalonBay Communities ‡	3,403	412
Axis Capital Holdings	18,600	676
Bank of America	67,700	967
Bank of New York Mellon	33,600	1,021
Berkshire Hathaway, Cl B *	14,000	1,222

Description	Shares	Market Value ($ Thousands)

BlackRock, Cl A	9,340	$1,905
Boston Properties ‡	600	58
BRE Properties ‡	1,300	62
Capital One Financial	34,200	1,702
CB Richard Ellis Group, Cl A *	500	13
Charles Schwab	54,800	1,040
Chimera Investment ‡	11,200	48
Chubb	15,400	934
Cincinnati Financial	1,200	41
CIT Group *	7,700	334
Citigroup *	231,700	1,084
CME Group, Cl A	3,550	1,105
Comerica	2,400	93
Cullen/Frost Bankers	200	12
Digital Realty Trust ‡	1,200	71
Discover Financial Services	10,600	230
Equity Residential ‡	18,400	1,014
Erie Indemnity, Cl A	2,300	161
Essex Property Trust ‡	100	12
Federal Realty Investment Trust ‡	100	8
Fidelity National Financial, Cl A	8,300	115
Fifth Third Bancorp	50,000	730
Franklin Resources	7,100	892
Goldman Sachs Group	7,465	1,223
Host Hotels & Resorts ‡	5,026	92
Huntington Bancshares	43,600	298
IntercontinentalExchange *	9,400	1,205
Jones Lang LaSalle	4,500	443
JPMorgan Chase	64,725	3,022
Keycorp	93,800	857
Leucadia National	900	30
Loews	1,400	61
M&T Bank	800	71
Macerich ‡	13	1
Marsh & McLennan	700	21
MBIA *	11,500	129
MetLife	13,925	660
Moody’s	100	3
Morgan Stanley	20,200	600
MSCI, Cl A *	1,800	64
NASDAQ OMX Group *	13,100	375
Nationwide Health Properties ‡	700	30
New York Community Bancorp	28,800	537
Northern Trust	1,200	62
NYSE Euronext	32,700	1,210
Old Republic International	11,800	148
Progressive	39,600	825
Public Storage ‡	4,800	539
Rayonier ‡	4,900	301
Realty Income ‡	4,500	162
Regency Centers ‡	1,100	50
Regions Financial	44,800	342
RenaissanceRe Holdings	9,400	630
Simon Property Group ‡	200	22
T. Rowe Price Group	9,100	609
Taubman Centers ‡	400	22
Torchmark	200	13
Travelers	14,300	857
UDR ‡	5,200	126
Ventas ‡	900	50
Wells Fargo	113,600	3,665
WR Berkley	1,000	30

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

XL Group, Cl A	1,000	$23

		40,854

Health Care — 9.3%
Abbott Laboratories	31,150	1,498
Aetna	44,800	1,674
Alcon	900	149
Alexion Pharmaceuticals *	1,200	115
Allergan	21,500	1,595
AmerisourceBergen	25,800	978
Amgen *	40,037	2,055
Biogen Idec *	14,900	1,019
Bristol-Myers Squibb	2,500	64
C.R. Bard	800	78
Cardinal Health	25,100	1,045
Celgene *	71,690	3,807
CIGNA	6,800	286
Cooper	3,500	217
Edwards Lifesciences *	6,000	510
Eli Lilly	5,700	197
Endo Pharmaceuticals Holdings *	5,400	192
Express Scripts *	200	11
Forest Laboratories *	20,800	674
Genzyme *	500	38
Gilead Sciences *	33,775	1,317
Health Net *	19,200	565
Hill-Rom Holdings	1,800	69
Hospira *	700	37
Humana *	11,100	722
Illumina *	4,200	291
Johnson & Johnson	38,775	2,382
Laboratory of America Holdings *	600	54
Medco Health Solutions *	27,500	1,695
Medtronic	59,525	2,376
Merck	31,663	1,031
Novo Nordisk ADR	9,700	1,229
Perrigo	11,000	841
Pfizer	59,300	1,141
Pharmaceutical Product Development	4,100	113
ResMed *	2,100	66
St. Jude Medical	800	38
Stryker	1,000	63
Thermo Fisher Scientific *	100	6
UnitedHealth Group	41,600	1,771
Universal Health Services, Cl B	6,400	293
Varian Medical Systems *	4,200	291
Watson Pharmaceuticals *	500	28
WellPoint	7,600	505

		33,126

Industrials — 9.1%
3M	16,600	1,531
AGCO *	4,800	263
Alexander & Baldwin	600	25
Ametek	13,000	545
BE Aerospace *	800	27
Boeing	13,300	958
C.H. Robinson Worldwide	6,200	449
Caterpillar	2,000	206
Copart *	1,400	59
Corrections of America *	2,900	72

Description	Shares	Market Value ($ Thousands)

Crane	1,900	$90
CSX	8,800	657
Cummins	10,400	1,052
Danaher	500	25
Deere	15,600	1,406
Donaldson	100	6
Dover	100	6
Eaton	200	22
Emerson Electric	13,000	776
Expeditors International Washington	32,500	1,554
Fastenal	7,500	466
Flowserve	500	63
Fluor	2,800	198
Gardner Denver	8,000	585
GATX	1,700	59
General Dynamics	3,400	259
General Electric	141,900	2,968
Goodrich	19,100	1,647
Graco	600	24
Honeywell International	22,900	1,326
IHS, Cl A *	3,900	326
Ingersoll-Rand	900	41
JB Hunt Transport Services	700	29
Joy Global	2,900	282
KBR	22,700	745
Kirby *	3,700	205
Landstar System	1,200	53
Lockheed Martin	12,500	990
Navistar International *	5,300	329
Norfolk Southern	900	59
Northrop Grumman	27,100	1,807
Oshkosh Truck *	17,100	610
Paccar	7,600	381
Parker Hannifin	1,600	143
Quanta Services *	63,100	1,439
Raytheon	14,900	763
Rockwell Automation	1,800	158
Roper Industries	5,200	437
Ryder System	15,200	727
Shaw Group *	1,100	44
SPX	3,200	255
Stericycle *	3,000	259
Timken	5,800	283
TransDigm Group *	400	32
Union Pacific	12,100	1,155
United Continental Holdings *	30,240	727
United Parcel Service, Cl B	7,200	531
United Technologies	18,500	1,545
WABCO Holdings *	5,100	298
Wabtec	1,100	62
WESCO International *	3,200	186
WW Grainger	2,100	280

		32,505

Information Technology — 24.5%
Activision Blizzard	21,700	241
Adobe Systems *	103,700	3,578
Akamai Technologies *	14,900	559
Altera	2,300	96
Amphenol, Cl A	3,400	195
Analog Devices	700	28
Apple *	24,525	8,663

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Applied Materials	18,500	$304
Arrow Electronics *	16,400	643
Atmel *	13,800	203
Autodesk *	73,584	3,094
Avago Technologies	5,400	183
Broadcom, Cl A	2,600	107
CA	11,900	295
Cadence Design Systems *	13,300	132
Cisco Systems *	167,700	3,112
Citrix Systems *	2,000	140
Cognizant Technology Solutions, Cl A *	3,600	277
Compuware *	8,100	91
Corning	10,300	237
Dolby Laboratories, Cl A *	300	15
DST Systems	1,000	51
eBay *	70,500	2,362
Electronic Arts *	11,200	211
EMC *	106,300	2,892
F5 Networks *	6,000	708
Factset Research Systems	2,600	273
Fidelity National Information Services	9,059	293
First Solar *	800	118
Fiserv *	7,700	487
Flextronics International *	67,700	548
Gartner *	2,700	102
Global Payments	6,000	288
Google, Cl A *	2,450	1,503
Hewlett-Packard	23,225	1,013
IAC *	19,300	600
Informatica *	1,300	61
Ingram Micro, Cl A *	27,500	548
Intel	135,989	2,920
International Business Machines	36,262	5,870
Intuit *	43,500	2,287
JDS Uniphase *	5,700	141
Kla-Tencor	2,600	127
Lam Research *	6,900	379
Linear Technology	8,600	297
LSI *	81,200	511
Mastercard, Cl A	7,690	1,850
MEMC Electronic Materials *	1,000	14
Microchip Technology	14,500	535
Micros Systems *	6,500	310
Microsoft	192,650	5,121
Motorola Mobility Holdings *	6,925	209
Motorola Solutions *	5,500	213
NCR *	4,500	86
NetApp *	13,500	697
Novell *	21,000	123
Novellus Systems *	1,500	60
Nuance Communications *	70,300	1,312
Nvidia *	91,989	2,084
Oracle	66,857	2,200
Polycom *	19,500	932
QLogic *	18,400	332
Qualcomm	127,603	7,603
Rackspace Hosting *	15,300	565
Red Hat *	16,100	665
Research In Motion *	59,334	3,924
Rovi *	5,200	288
Salesforce.com *	7,900	1,045

Description	Shares	Market Value ($ Thousands)

SanDisk *	3,900	$194
Skyworks Solutions *	9,000	323
Solera Holdings	500	25
Symantec *	24,400	440
Synopsys *	200	6
Teradata *	20,400	976
Texas Instruments	110,400	3,931
Trimble Navigation *	3,500	172
Varian Semiconductor Equipment Associates *	6,200	296
VeriSign	37,600	1,327
Visa, Cl A	22,300	1,629
VMware, Cl A *	4,500	376
WebMD Health, Cl A *	288	17
Western Union	12,300	271
Xilinx	6,100	203
Yahoo! *	1,500	24
Zebra Technologies, Cl A *	3,700	138

		87,299

Materials — 4.3%
Air Products & Chemicals	5,700	524
Airgas	5,800	363
Albemarle	5,900	340
Allegheny Technologies	1,100	74
Aptargroup	5,400	260
Ashland	1,000	56
Ball	14,000	505
Cabot	10,700	463
Carpenter Technology	400	17
Celanese, Cl A	1,900	79
CF Industries Holdings	2,900	410
Cliffs Natural Resources	2,500	243
Crown Holdings *	12,200	470
Dow Chemical	1,500	56
E.I. Du Pont de Nemours	28,300	1,553
Eastman Chemical	3,200	299
Ecolab	2,500	122
FMC	6,000	465
Freeport-McMoRan Copper & Gold, Cl B	13,400	709
Greif, Cl A	2,200	142
Huntsman	17,500	309
International Flavors & Fragrances	500	28
Lubrizol	6,700	729
Monsanto	15,675	1,127
Mosaic	1,200	103
Nalco Holding	32,700	836
Newmont Mining	9,200	508
Nucor	1,700	81
PPG Industries	1,700	150
Praxair	9,700	964
Reliance Steel & Aluminum	100	6
Scotts Miracle-Gro, Cl A	1,200	67
Sealed Air	4,100	113
Sherwin-Williams	300	25
Sigma-Aldrich	9,400	600
Sonoco Products	700	25
Southern Copper	20,200	855
Syngenta ADR	17,000	1,144
Teck Resources, Cl B	4,600	255
Titanium Metals *	3,200	61

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Valspar	600	$23

		15,159

Telecommunication Services — 3.8%
American Tower, Cl A *	40,702	2,196
AT&T	138,778	3,938
CenturyLink	4,173	172
Crown Castle International *	35,200	1,484
MetroPCS Communications *	64,800	933
Qwest Communications International	134,600	918
SBA Communications, Cl A *	2,800	118
tw telecom, Cl A *	600	11
Verizon Communications	94,641	3,494
Windstream	9,400	118

		13,382

Utilities — 3.6%
AES *	143,126	1,771
Alliant Energy	3,200	126
Ameren	1,100	31
Aqua America	2,400	54
Calpine *	20,900	316
Centerpoint Energy	1,300	21
CMS Energy	17,800	343
Consolidated Edison	9,600	480
Dominion Resources	32,500	1,483
DTE Energy	3,000	141
Duke Energy	1,700	31
Edison International	19,200	713
Energen	10,200	623
Entergy	5,500	392
FirstEnergy	4,869	187
ITC Holdings	3,800	261
NextEra Energy	26,200	1,453
NiSource	3,100	59
Northeast Utilities	10,200	347
NSTAR	2,800	126
NV Energy	37,200	546
OGE Energy	200	10
Oneok	600	39
Pepco Holdings	1,300	24
PG&E	300	14
Pinnacle West Capital	1,400	59
Progress Energy	1,400	64
Public Service Enterprise Group	36,500	1,194
Questar	14,800	264
SCANA	700	28
Southern	5,300	202
TECO Energy	1,700	31
UGI	8,900	284
Vectren	2,400	63
Westar Energy	7,400	192
Wisconsin Energy	9,600	568
Xcel Energy	19,400	464

		13,004

Total Common Stock (Cost $296,863) ($ Thousands)		349,287

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 1.2%
U.S. Treasury Bills 0.179%, 06/30/11 (A) (B)	$4,093	$4,091
Total U.S. Treasury Obligation (Cost $4,091) ($ Thousands)		4,091

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090% ** †	4,671,818	4,671

Total Cash Equivalent (Cost $4,671) ($ Thousands)		4,671

Total Investments — 100.7% (Cost $305,625)($ Thousands)††		$358,049

A summary of the open futures contracts held by the Fund at February 28, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index	6	Mar-2011	$98

			$98

For the period ended February 28, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $355,720($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2011.

‡	Real Estate Investment Trust

†	Investment in Affiliated Security.

††	At February 28, 2011, the tax basis cost of the Fund’s investments was $305,625 ($ Thousands), and the unrealized appreciation and depreciation were $55,146($ Thousands) and $(2,722)($ Thousands) respectively.

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard and Poor’s

Ser — Series

The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$349,287	$—	$—	$349,287
U.S. Treasury Obligation	—	4,091	—	4,091
Cash Equivalent	4,671	—	—	4,671

Total Investments in Securities	$353,958	$4,091	$—	$358,049

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2011

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$98	$—	$—	$98

Total Other Financial Instruments	$98	$—	$—	$98

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 83.8%

Consumer Discretionary — 8.6%
Amazon.com *	202,845	$35,151
American Eagle Outfitters	134,000	2,057
Autoliv	3,600	270
AutoNation * (A)	63,100	2,123
AutoZone * (A)	68,600	17,695
Bally Technologies * (A)	83,500	3,226
Bed Bath & Beyond *	99,734	4,802
Best Buy (A)	581,721	18,755
Big Lots *	55,930	2,295
Biglari Holdings *	400	171
Brown Shoe	156,900	2,432
Cablevision Systems, Cl A	29,200	1,076
Carmax * (A)	9,700	343
Carnival	93,100	3,973
CBS, Cl B	20,500	489
Coach	142,700	7,837
Comcast, Cl A	1,941,952	48,380
Darden Restaurants	497,841	23,463
DeVry	39,130	2,123
DIRECTV, Cl A *	673,018	30,939
Discovery Communications, Cl A * (A)	10,400	448
Dollar Tree * (A)	23,450	1,180
Dorman Products *	45,900	1,591
Expedia (A)	88,731	1,762
Family Dollar Stores	93,800	4,698
Ford Motor * (A)	2,148,138	32,329
Fortune Brands	3,500	216
Fossil *	29,500	2,264
Gap	644,540	14,521
Harman International Industries	5,300	258
Hasbro (A)	128,000	5,747
Home Depot	246,500	9,236
Iconix Brand Group * (A)	143,000	3,160
Interpublic Group	258,500	3,412
J.C. Penney	9,100	318
Johnson Controls	8,936	365
Kohl’s	49,300	2,657
Lear	9,303	984
Liberty Media Interactive, Cl A *	38,300	615
Limited Brands	390,400	12,501
Lowe’s	320,860	8,397
Macy’s	473,020	11,305
Marriott International, Cl A (A)	93,300	3,658
Mattel	535,200	13,412
Matthews International, Cl A	69,600	2,585
McDonald’s	450,732	34,111
McGraw-Hill	120,100	4,645
MDC Holdings (A)	174,695	4,586
Modine Manufacturing *	177,500	2,627
NetFlix * (A)	66,727	13,791
Newell Rubbermaid	683,600	13,221
News, Cl A	968,900	16,830
NIKE, Cl B (A)	75,100	6,686
Omnicom Group (A)	461,716	23,501
O’Reilly Automotive *	261,158	14,515
priceline.com * (A)	18,184	8,253
Ross Stores (A)	162,700	11,721

Description	Shares	Market Value ($ Thousands)

Scripps Networks Interactive, Cl A	10,100	$525
Shutterfly *	15,100	645
Stanley Black & Decker	7,460	566
Starbucks	181,400	5,983
Starwood Hotels & Resorts Worldwide (A)	84,100	5,139
Target	761,604	40,022
Tempur-Pedic International *	57,400	2,694
Tenneco * (A)	36,900	1,472
Texas Roadhouse, Cl A (A)	144,900	2,460
Time Warner	294,209	11,239
Time Warner Cable, Cl A (A)	164,973	11,908
TJX	532,900	26,576
TRW Automotive Holdings *	83,371	4,735
VF (A)	28,400	2,717
Viacom, Cl B	740,276	33,061
Walt Disney	317,450	13,885
Williams-Sonoma (A)	63,000	2,274
Wyndham Worldwide	6,700	210
Wynn Resorts (A)	24,400	2,999
Yum! Brands	330,400	16,629

		685,445

Consumer Staples — 8.1%
Altria Group	953,610	24,193
Archer-Daniels-Midland	331,686	12,332
Avon Products	12,700	353
Brown-Forman, Cl B (A)	38,700	2,676
Bunge	14,099	1,018
Campbell Soup (A)	800	27
Central Garden and Pet, Cl A *	360,400	3,319
Coca-Cola	1,014,067	64,819
Coca-Cola Enterprises	1,018,600	26,789
Colgate-Palmolive	38,600	3,031
ConAgra Foods	100,000	2,316
Constellation Brands, Cl A *	60,400	1,227
Corn Products International	13,700	669
Costco Wholesale	37,900	2,834
CVS Caremark	161,808	5,349
Dr Pepper Snapple Group (A)	139,900	5,045
Estee Lauder, Cl A	48,500	4,579
General Mills	375,505	13,946
Hershey (A)	99,800	5,222
HJ Heinz	80,900	4,063
Hormel Foods	142,800	3,913
JM Smucker	12,000	826
Kimberly-Clark	62,194	4,099
Kraft Foods, Cl A	699,372	22,268
Kroger	117,500	2,691
Lorillard (A)	219,530	16,853
McCormick	18,300	872
Mead Johnson Nutrition, Cl A	103,300	6,182
Molson Coors Brewing, Cl B (A)	311,300	14,236
Pantry *	17,400	274
PepsiCo	928,491	58,885
Philip Morris International	520,493	32,677
Procter & Gamble	1,772,894	111,781
Ralcorp Holdings * (A)	50,800	3,294
Reynolds American (A)	77,300	2,653
Sara Lee (A)	270,300	4,628
Smart Balance *	26,400	115
Smithfield Foods * (A)	288,659	6,682

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Snyders-Lance	87,400	$1,592
Supervalu (A)	253,400	2,187
Sysco (A)	443,814	12,334
Tyson Foods, Cl A (A)	1,103,327	20,555
Walgreen	961,820	41,685
Wal-Mart Stores	1,816,926	94,444
Whole Foods Market (A)	39,700	2,325

		651,858

Energy — 11.1%
Alpha Natural Resources * (A)	82,900	4,495
Anadarko Petroleum	68,600	5,614
Apache	167,169	20,833
Baker Hughes	22,919	1,629
Chevron	1,374,491	142,603
Cimarex Energy	26,100	3,031
Complete Production Services * (A)	174,600	5,030
ConocoPhillips	1,595,274	124,224
Consol Energy	139,090	7,053
Denbury Resources * (A)	101,900	2,469
Devon Energy	230,515	21,078
Dril-Quip *	11,700	897
El Paso	521,800	9,705
EOG Resources (A)	16,600	1,864
EQT (A)	8,300	409
Exxon Mobil	2,178,445	186,322
FMC Technologies *	27,500	2,586
Halliburton	803,597	37,721
Helmerich & Payne	189,600	12,322
Hess	309,553	26,940
James River Coal * (A)	278,995	5,859
Key Energy Services * (A)	252,600	3,915
Marathon Oil	642,996	31,893
McDermott International *	122,500	2,812
Murphy Oil (A)	133,100	9,787
Nabors Industries *	38,500	1,096
National Oilwell Varco	141,864	11,288
Newfield Exploration *	35,000	2,548
Noble (A)	37,300	1,668
Noble Energy	3,800	352
Occidental Petroleum	589,855	60,148
Oceaneering International * (A)	30,000	2,509
Oil States International *	6,600	481
Peabody Energy	119,415	7,820
Pioneer Natural Resources (A)	83,300	8,525
QEP Resources	37,700	1,491
Rowan * (A)	72,400	3,089
Schlumberger	856,262	79,992
Suncor Energy	632,212	29,727
Sunoco	72,600	3,039
Valero Energy	173,723	4,896
Western Refining * (A)	43,100	701

		890,461

Financials — 12.4%
ACE	161,800	10,234
Aflac	42,000	2,472
American Express	528,320	23,019
American International Group * (A)	7,600	282
Ameriprise Financial	102,736	6,505

Description	Shares	Market Value ($ Thousands)

Apartment Investment & Management, Cl A ‡ (A)	123,200	$3,160
Arch Capital Group * (A)	30,900	2,796
Argo Group International Holdings	7,100	270
Aspen Insurance Holdings (A)	90,900	2,686
Assurant	192,400	7,817
AvalonBay Communities ‡ (A)	26,300	3,183
Bank of America	6,276,064	89,685
Bank of New York Mellon	170,538	5,183
BankUnited *	95,500	2,707
BB&T (A)	368,270	10,164
Berkshire Hathaway, Cl B *	327,974	28,626
BlackRock, Cl A	1,100	224
Boston Properties ‡	11,500	1,103
Capital One Financial	505,041	25,136
CB Richard Ellis Group, Cl A *	112,900	2,827
Chimera Investment ‡	4,159,565	17,928
Chubb	90,300	5,479
Cincinnati Financial (A)	76,700	2,612
CIT Group *	345,328	14,959
Citigroup *	12,736,689	59,608
City National (A)	215,725	12,708
CME Group, Cl A	37,764	11,755
Comerica (A)	94,900	3,692
CommonWealth REIT ‡	44,100	1,266
Discover Financial Services (A)	60,600	1,318
East West Bancorp	390,402	9,065
Equity Residential ‡	70,200	3,869
Everest Re Group	9,400	833
Extra Space Storage ‡	152,800	3,018
Ezcorp, Cl A *	6,500	186
Fifth Third Bancorp	245,143	3,579
First Commonwealth Financial	32,100	210
Franklin Resources	65,600	8,241
Fulton Financial	208,300	2,268
Genworth Financial, Cl A *	134,100	1,774
Goldman Sachs Group	264,162	43,265
Hartford Financial Services Group (A)	550,755	16,302
Hatteras Financial ‡	52,100	1,541
HCP ‡	54,200	2,059
Hospitality Properties Trust ‡	122,800	2,824
Host Hotels & Resorts ‡	112,862	2,077
Huntington Bancshares	1,409,644	9,642
Inland Real Estate ‡	50,400	475
Invesco	823,823	22,111
JPMorgan Chase	3,421,343	159,742
Keycorp	739,662	6,761
Kilroy Realty ‡ (A)	59,400	2,302
Kimco Realty ‡	24,800	481
LaSalle Hotel Properties ‡	109,100	3,078
Leucadia National	24,600	815
Loews	12,500	541
M&T Bank (A)	152,443	13,423
Macerich ‡ (A)	78,000	3,950
Mack-Cali Realty ‡	96,600	3,279
Marshall & Ilsley	86,400	671
MetLife	126,693	6,000
MFA Mortgage Investments ‡ (A)	369,800	3,132
Moody’s (A)	17,300	552
Morgan Stanley	728,660	21,627

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

National Health Investors ‡	4,800	$228
Nelnet, Cl A	6,000	134
Northern Trust	7,100	366
NYSE Euronext	318,990	11,803
PacWest Bancorp (A)	194,500	4,028
Pinnacle Financial Partners *	9,200	147
Plum Creek Timber ‡ (A)	1,000	42
PNC Financial Services Group	104,500	6,448
Progressive	174,400	3,633
ProLogis ‡	17,589	286
Prudential Financial	864,598	56,916
Public Storage ‡	20,800	2,335
Regency Centers ‡ (A)	81,600	3,692
Regions Financial	1,343,538	10,265
RenaissanceRe Holdings	13,228	887
Senior Housing Properties Trust ‡	136,900	3,359
Simon Property Group ‡	38,689	4,257
SLM *	22,600	335
State Street	271,312	12,133
Stifel Financial * (A)	42,500	3,049
SunTrust Banks	33,500	1,011
Symetra Financial	54,600	781
T. Rowe Price Group	36,800	2,465
Torchmark	15,000	979
Transatlantic Holdings	58,000	2,954
Travelers	374,899	22,468
Unitrin	10,100	296
US Bancorp	346,066	9,596
Ventas ‡ (A)	24,900	1,380
Waddell & Reed Financial, Cl A	50,800	2,051
Wells Fargo	3,180,521	102,604
Winthrop Realty Trust ‡	22,600	276
Wintrust Financial (A)	100,600	3,378
XL Group, Cl A	17,300	404
Zions Bancorporation (A)	104,900	2,450

		996,533

Health Care — 8.2%
Abbott Laboratories	444,647	21,388
Aetna	261,100	9,755
Agilent Technologies *	51,400	2,163
AmerisourceBergen (A)	442,070	16,759
Amgen *	1,423,917	73,090
Baxter International	194,400	10,332
Becton Dickinson	66,700	5,336
Biogen Idec *	67,503	4,617
Bristol-Myers Squibb	1,057,047	27,282
Bruker * (A)	17,500	336
C.R. Bard	600	59
Cardinal Health	516,182	21,494
CareFusion *	110,900	3,030
Celgene *	237,000	12,585
Cephalon * (A)	13,500	760
CIGNA	14,300	602
Coventry Health Care *	38,900	1,175
Covidien (A)	553,372	28,471
Depomed * (A)	152,300	1,278
Eli Lilly	579,649	20,033
Express Scripts *	66,000	3,710
Forest Laboratories *	30,629	992
Genzyme *	28,249	2,131
Gilead Sciences *	643,305	25,076

Description	Shares	Market Value ($ Thousands)

Haemonetics *	22,700	$1,400
Healthsouth * (A)	125,000	3,026
Hill-Rom Holdings	12,800	487
Hospira *	287,397	15,189
Humana *	316,502	20,576
Impax Laboratories *	92,500	1,905
Intuitive Surgical * (A)	18,300	6,002
Johnson & Johnson	1,246,766	76,601
Laboratory of America Holdings * (A)	1,700	153
Life Technologies *	284,700	15,194
McKesson	10,903	864
Medco Health Solutions *	131,548	8,109
Medicines *	78,000	1,356
Medtronic	180,721	7,214
Merck	1,232,862	40,154
Mylan Laboratories *	33,000	755
Par Pharmaceutical *	21,200	655
PerkinElmer	260,959	6,915
Pfizer	4,540,286	87,355
Questcor Pharmaceuticals *	29,500	382
St. Jude Medical	9,500	455
Stryker	15,307	968
SXC Health Solutions *	6,400	316
Thermo Fisher Scientific *	470,872	26,284
UnitedHealth Group	718,869	30,609
Varian Medical Systems *	49,400	3,422
VCA Antech * (A )	125,200	3,135
Warner Chilcott, Cl A (A)	102,500	2,427
Waters *	10,100	839
Watson Pharmaceuticals * (A)	28,500	1,596
WellPoint	50,196	3,337

		660,134

Industrials — 9.9%
3M	141,166	13,020
Altra Holdings *	145,000	3,136
BE Aerospace *	92,000	3,102
Boeing	227,018	16,348
C.H. Robinson Worldwide (A)	95,828	6,937
Caterpillar	174,017	17,912
Cooper Industries, Cl A (A)	267,599	17,220
Corrections of America *	78,800	1,958
CSX	36,600	2,733
Cubic	12,700	639
Cummins	409,677	41,427
Danaher	68,500	3,466
Deere	183,200	16,516
Dover (A)	479,650	30,818
Eaton	117,100	12,972
Emerson Electric	659,230	39,330
Equifax	63,000	2,252
Expeditors International Washington	84,832	4,055
Fastenal (A)	57,400	3,566
FedEx	95,000	8,552
Flowserve	7,300	912
Fluor	25,800	1,826
Generac Holdings *	105,532	1,934
General Dynamics	129,929	9,890
General Electric	3,088,239	64,606
Goodrich	82,900	7,149
Harsco	114,200	3,902

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

HEICO (A)	5,200	$288
Honeywell International (A)	1,524,939	88,309
Illinois Tool Works (A)	357,810	19,358
Ingersoll-Rand (A)	38,200	1,730
Jacobs Engineering Group *	2,300	115
KBR	27,387	898
Kennametal	10,300	396
Lockheed Martin (A)	337,649	26,728
Middleby * (A)	23,100	2,071
Norfolk Southern	152,800	10,021
Northrop Grumman	133,376	8,894
Orion Marine Group * (A)	159,700	1,972
Owens Corning *	124,473	4,447
Paccar	79,700	3,995
Parker Hannifin	366,722	32,704
Precision Castparts	3,200	454
Quanta Services * (A)	195,100	4,450
Raytheon	378,700	19,393
Regal-Beloit	35,900	2,619
Rockwell Automation	123,900	10,870
Rockwell Collins (A)	280,981	18,106
Roper Industries	31,300	2,633
Ryder System	16,600	794
Southwest Airlines	127,900	1,513
Stericycle * (A)	9,700	838
Team *	109,100	2,829
Timken	78,613	3,830
Trex * (A)	71,300	2,136
Trimas *	46,600	959
Tyco International	31,300	1,419
Union Pacific	384,095	36,646
United Continental Holdings * (A)	401,229	9,645
United Parcel Service, Cl B	412,109	30,414
United Technologies	1,117,889	93,388
UTi Worldwide	84,800	1,687
Waste Management (A)	93,680	3,472
WW Grainger (A)	59,932	7,984

		794,183

Information Technology — 17.0%
Acme Packet * (A)	6,000	451
Advanced Micro Devices * (A)	90,061	829
Akamai Technologies *	331,900	12,456
Altera (A)	87,100	3,646
Amphenol, Cl A	23,500	1,351
Analog Devices	10,900	435
AOL *	397,510	8,296
Apple *	589,843	208,338
Applied Materials	70,900	1,165
Atmel *	47,900	703
Autodesk *	78,350	3,295
Baidu.com ADR *	172,924	20,952
BMC Software *	76,900	3,807
Broadcom, Cl A	47,800	1,970
CA	199,900	4,954
Cisco Systems *	3,687,216	68,435
Citrix Systems *	53,000	3,718
Cognizant Technology Solutions, Cl A *	289,842	22,280
Computer Sciences	54,400	2,618
Compuware *	110,000	1,239

Description	Shares	Market Value ($ Thousands)

Corning	220,900	$5,094
Dell *	341,000	5,398
Digital River * (A)	54,400	1,827
eBay *	449,065	15,046
Echo Global Logistics * (A)	250,849	2,965
Electronic Arts *	63,400	1,192
EMC *	1,190,425	32,392
F5 Networks * (A)	20,800	2,455
FARO Technologies *	54,593	1,946
Fidelity National Information Services	46,800	1,516
First Solar * (A)	21,900	3,228
Fiserv *	37,500	2,373
FLIR Systems (A)	73,000	2,358
Google, Cl A *	89,045	54,620
Harris	132,500	6,183
Hewlett-Packard	702,354	30,644
Ingram Micro, Cl A *	128,500	2,561
Intel	5,006,588	107,491
International Business Machines	1,050,639	170,077
Intuit *	254,000	13,355
Jabil Circuit	619,494	13,276
JDS Uniphase * (A)	114,500	2,825
Kla-Tencor	11,700	571
Lam Research *	114,112	6,265
Lender Processing Services	162,875	5,549
Lexmark International, Cl A *	34,900	1,310
Linear Technology (A)	52,300	1,808
Loral Space & Communications *	1,800	136
Marvell Technology Group *	157,900	2,886
Mastercard, Cl A	73,675	17,723
McAfee *	13,806	662
MEMC Electronic Materials *	71,000	963
Microchip Technology (A)	113,500	4,189
Microsoft	5,481,856	145,708
Motorola Mobility Holdings *	35,400	1,069
Motorola Solutions *	75,403	2,914
National Instruments	8,700	271
NetApp * (A)	168,800	8,720
Novell *	308,900	1,816
Novellus Systems * (A)	162,600	6,498
ON Semiconductor *	359,600	4,010
Oracle	2,354,200	77,453
Plantronics	29,500	1,029
Polycom * (A)	54,800	2,619
Qualcomm	1,061,131	63,222
Quest Software *	135,300	3,625
Red Hat *	218,200	9,007
Riverbed Technology *	56,800	2,345
Salesforce.com * (A)	60,500	8,002
SanDisk *	257,937	12,794
SS&C Technologies Holdings * (A)	196,316	3,846
Synopsys *	40,200	1,114
Tellabs	119,100	642
Teradata *	17,300	827
Teradyne * (A)	246,500	4,592
Texas Instruments	951,385	33,879
VeriSign (A)	120,500	4,252
Visa, Cl A (A)	485,430	35,461
Vishay Intertechnology * (A)	189,765	3,311

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

VMware, Cl A *	3,573	$299
Western Digital *	51,400	1,572
Western Union (A)	731,852	16,093
Xerox	737,125	7,924
Xilinx (A)	161,100	5,357

		1,362,093

Materials — 4.1%
Air Products & Chemicals	62,800	5,778
Airgas	41,853	2,619
Alcoa	20,200	340
Allegheny Technologies (A)	558,669	37,475
Ball	628,180	22,677
Cabot	9,000	389
CF Industries Holdings	79,200	11,189
Cliffs Natural Resources	84,100	8,164
Dow Chemical	52,943	1,967
E.I. Du Pont de Nemours	569,380	31,242
Eastman Chemical	21,300	1,990
FMC	39,900	3,090
Freeport-McMoRan Copper & Gold, Cl B	503,148	26,642
Georgia Gulf *	4,200	134
H.B. Fuller	9,100	196
Horsehead Holding *	208,600	3,450
International Flavors & Fragrances	16,400	934
International Paper	256,800	7,134
Kronos Worldwide (A)	38,400	1,901
Lubrizol	103,128	11,227
Monsanto	422,474	30,372
Mosaic	85,400	7,332
Newmont Mining	530,386	29,314
Nucor	12,800	614
Owens-Illinois *	66,400	2,025
Potash Corp of Saskatchewan	166,734	10,271
PPG Industries	17,600	1,555
Praxair (A)	291,284	28,948
Rock-Tenn, Cl A (A)	49,300	3,384
Rockwood Holdings *	69,300	3,226
Schnitzer Steel Industries, Cl A	48,700	3,127
Schweitzer-Mauduit International (A)	46,800	2,566
Sealed Air	35,700	983
Sigma-Aldrich	81,500	5,207
Solutia *	145,400	3,375
Titanium Metals * (A)	62,500	1,187
United States Steel (A)	2,300	132
Weyerhaeuser ‡ (A)	585,088	14,282

		326,438

Telecommunication Services — 2.3%
AboveNet (A)	7,500	487
American Tower, Cl A *	386,162	20,837
AT&T	4,161,652	118,108
CenturyLink (A)	68,404	2,817
MetroPCS Communications * (A)	752,338	10,834
Qwest Communications International	1,471,625	10,036
Sprint Nextel *	79,200	346
Verizon Communications	445,098	16,433

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Windstream (A)	123,713	$1,551

		181,449

Utilities — 2.1%
AES *	506,050	6,260
Ameren	5,500	154
American Electric Power	99,500	3,560
American Water Works	116,400	3,229
Centerpoint Energy (A)	69,500	1,102
CMS Energy (A)	129,600	2,496
Consolidated Edison (A)	23,500	1,174
Constellation Energy Group	28,200	876
Dominion Resources (A)	166,400	7,593
DTE Energy	76,391	3,596
Duke Energy (A)	314,100	5,651
Edison International	61,700	2,290
Energen	40,300	2,462
Entergy	286,366	20,389
Exelon	553,582	23,118
FirstEnergy	58,292	2,233
Integrys Energy Group (A)	26,500	1,298
Laclede Group	58,000	2,256
New Jersey Resources	86,000	3,597
NextEra Energy	131,000	7,266
Nicor	5,300	280
NiSource (A)	49,000	939
Northeast Utilities (A)	549,092	18,691
Oneok (A)	30,500	1,969
Pepco Holdings (A)	112,100	2,100
PG&E	128,100	5,900
Pinnacle West Capital (A)	37,500	1,584
PPL	288,300	7,331
Progress Energy	15,661	716
Public Service Enterprise Group	177,300	5,798
SCANA	12,200	494
Sempra Energy	143,000	7,612
Southern	118,100	4,501
TECO Energy (A)	22,400	406
Wisconsin Energy (A)	62,500	3,700
Xcel Energy	69,600	1,666

		164,287

Total Common Stock (Cost $5,399,462) ($ Thousands)		6,712,881

EXCHANGE TRADED FUND — 0.0%
SPDR Trust Series 1	24,000	3,196

Total Exchange Traded Fund (Cost $3,143) ($ Thousands)		3,196

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bills (B) (C)
0.180%, 06/16/11	$500	500
0.169%, 06/30/11	129,416	129,354
0.140%, 07/07/11	2,445	2,444

Total U.S. Treasury Obligations (Cost $132,283) ($ Thousands)		132,298

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090% ** †	435,068,192	$435,068

Total Cash Equivalent (Cost $435,068) ($ Thousands)		435,068

AFFILIATED PARTNERSHIPS — 14.8%
SEI LIBOR Plus Portfolio †	932,153,069	778,846
SEI Liquidity Fund, L.P.
0.020% (D) ** †	413,680,751	406,727

Total Affiliated Partnerships (Cost $1,345,834) ($ Thousands)		1,185,573

Total Investments — 105.7% (Cost $7,315,790)($ Thousands)††		$8,469,016

A summary of the open futures contracts held by the Fund at February 28, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	416	Mar-2011	$1,828
S&P Composite Index	3,646	Mar-2011	95,616

			$97,444

For the period ended February 28, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $8,012,615 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2011.

‡	Real Estate Investment Trust

†	Investment in Affiliated Security.

††	At February 28, 2011, the tax basis cost of the Fund’s investments was $7,315,790 ($ Thousands), and the unrealized appreciation and depreciation were $1,338,618 ($ Thousands) and $(185,392) ($ Thousands) respectively.

(A)	This security or a partial position of this security is on loan at February 28, 2011. The total value of securities on loan at February 28, 2011 was $400,852 ($ Thousands).

(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2011 was $406,727 ($ Thousands)

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipts

The following is a summary of the inputs used as of February 28, 2011, in valuing the fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,712,881	$—	$—	$6,712,881
Exchange Traded Fund	3,196	—	—	3,196
U.S. Treasury Obligations	—	132,298	—	132,298
Cash Equivalent	435,068	—	—	435,068
Affiliated Partnerships	—	1,185,573	—	1,185,573

Total Investments in Securities	$7,151,145	$1,317,871	$—	$8,469,016

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$97,444	$—	$—	$97,444

Total Other Financial Instruments	$97,444	$—	$—	$97,444

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Consumer Discretionary — 10.9%
Aaron’s (A)	2,700	$64
Abercrombie & Fitch, Cl A	3,802	218
Advance Auto Parts	3,708	232
Aeropostale *	3,600	93
Amazon.com *	14,489	2,511
American Eagle Outfitters	8,871	136
Apollo Group, Cl A *	5,464	247
Autoliv (A)	3,418	256
AutoNation * (A)	2,832	95
AutoZone *	1,107	286
Bally Technologies *	2,000	77
Bed Bath & Beyond *	11,115	535
Best Buy	13,447	434
Big Lots *	3,300	135
BorgWarner * (A)	4,882	379
Brinker International	4,483	106
Cablevision Systems, Cl A	9,642	355
Career Education * (A)	3,259	79
Carmax * (A)	9,560	338
Carnival	18,600	794
CBS, Cl B	29,269	698
Central European Media Enterprises, Cl A *	1,800	35
Chico’s FAS	8,600	118
Chipotle Mexican Grill, Cl A * (A)	1,400	343
Choice Hotels International (A)	1,484	57
Clear Channel Outdoor Holdings, Cl A *	700	10
Coach	13,067	718
Comcast, Cl A	118,725	3,058
Darden Restaurants	6,022	284
DeVry	2,900	157
Dick’s Sporting Goods *	3,458	128
DIRECTV, Cl A *	33,329	1,532
Discovery Communications, Cl A * (A)	12,000	517
DISH Network, Cl A *	8,062	187
Dollar General *	3,000	85
Dollar Tree * (A)	5,229	263
DR Horton	12,868	152
DreamWorks Animation SKG, Cl A *	3,434	95
Education Management * (A)	1,500	29
Expedia	8,734	174
Family Dollar Stores	5,562	279
Federal Mogul, Cl A *	1,500	31
Foot Locker	6,869	137
Ford Motor * (A)	151,584	2,282
Fortune Brands	6,520	403
Fossil *	2,200	169
GameStop, Cl A * (A)	6,000	120
Gannett (A)	8,159	135
Gap	18,159	409
Garmin (A)	4,800	163
Gentex	6,132	186
Genuine Parts	6,571	346
Goodyear Tire & Rubber *	11,052	157
Guess?	2,900	131
H&R Block (A)	13,425	204

Description	Shares	Market Value ($ Thousands)

Hanesbrands *	4,143	$107
Harley-Davidson	10,003	408
Harman International Industries	2,568	125
Hasbro	4,867	219
Hillenbrand	2,824	61
Home Depot	71,515	2,680
Hyatt Hotels, Cl A *	2,100	96
International Game Technology	12,743	210
International Speedway, Cl A	1,512	42
Interpublic Group	20,875	276
ITT Educational Services * (A)	1,121	85
J Crew Group *	2,000	86
J.C. Penney	10,051	351
Jarden	4,300	141
John Wiley & Sons, Cl A	1,842	88
Johnson Controls	27,345	1,115
KB Home (A)	3,380	45
Kohl’s	13,119	707
Lamar Advertising, Cl A *	2,540	99
Las Vegas Sands *	13,193	615
Lear	2,100	222
Leggett & Platt	6,119	141
Lennar, Cl A	7,230	146
Liberty Global, Cl A * (A)	10,071	424
Liberty Media - Capital, Ser A *	2,892	210
Liberty Media - Interactive, Cl A *	23,247	373
Liberty Media - Starz, Ser A *	1,936	136
Limited Brands	11,557	370
LKQ *	6,800	162
Lowe’s	60,810	1,591
Macy’s	18,030	431
Madison Square Garden, Cl A *	2,860	82
Marriott International, Cl A	11,587	454
Mattel (A)	15,242	382
McDonald’s	45,380	3,434
McGraw-Hill	13,239	512
MDC Holdings	1,516	40
Meredith (A)	1,358	48
MGM Resorts International * (A)	13,039	182
Mohawk Industries *	2,166	126
Morningstar (A)	900	53
NetFlix * (A)	1,700	351
New York Times, Cl A * (A)	4,824	50
Newell Rubbermaid	11,865	229
News, Cl A	93,685	1,627
NIKE, Cl B	14,748	1,313
Nordstrom	7,312	331
NVR * (A)	224	163
Office Depot *	14,189	75
Omnicom Group	12,944	659
O’Reilly Automotive *	5,840	325
Panera Bread, Cl A *	1,162	136
Penn National Gaming *	2,989	107
PetSmart	4,873	199
Phillips-Van Heusen	2,300	138
Polo Ralph Lauren, Cl A	2,380	301
priceline.com * (A)	2,000	908
Pulte Homes * (A)	15,545	107
RadioShack	5,571	83
Regal Entertainment Group, Cl A	4,188	63
Ross Stores	5,071	365
Royal Caribbean Cruises * (A)	5,900	258

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Scripps Networks Interactive, Cl A	4,072	$212
Sears Holdings * (A)	1,828	152
Service International	11,194	122
Signet Jewelers *	3,800	167
Sirius XM Radio * (A)	157,100	284
Stanley Black & Decker	6,693	508
Staples	31,064	662
Starbucks	31,706	1,046
Starwood Hotels & Resorts Worldwide (A)	7,884	482
Strayer Education (A)	600	83
Target	31,085	1,634
Tempur-Pedic International *	2,700	127
Thomson Reuters	15,700	619
Thor Industries (A)	1,900	63
Tiffany	5,125	315
Time Warner	46,779	1,787
Time Warner Cable, Cl A (A)	15,084	1,089
TJX	17,054	851
Toll Brothers *	6,051	129
Tractor Supply (A)	3,100	161
TRW Automotive Holdings *	3,393	193
Tupperware Brands	2,400	129
Urban Outfitters *	4,920	189
VF (A)	3,617	346
Viacom, Cl B	24,669	1,102
Virgin Media	13,620	371
Walt Disney	82,572	3,612
Washington Post, Cl B (A)	257	111
Weight Watchers International	1,662	102
Wendy’s, Cl A	11,100	53
Whirlpool (A)	3,287	271
Williams-Sonoma (A)	3,762	136
WMS Industries *	2,600	103
Wyndham Worldwide	7,668	240
Wynn Resorts	3,096	380
Yum! Brands	19,548	984

		64,840

Consumer Staples — 9.0%
Alberto-Culver, Cl B	3,687	137
Altria Group	85,868	2,179
Archer-Daniels-Midland	26,879	999
Avon Products	18,406	512
BJ’s Wholesale Club *	1,872	91
Brown-Forman, Cl B	4,418	305
Bunge	6,100	440
Campbell Soup (A)	7,778	262
Central European Distribution *	3,100	71
Church & Dwight	3,132	236
Clorox	5,903	400
Coca-Cola	88,720	5,671
Coca-Cola Enterprises	13,015	342
Colgate-Palmolive	20,675	1,623
ConAgra Foods	19,086	442
Constellation Brands, Cl A *	7,331	149
Corn Products International	2,900	142
Costco Wholesale	18,581	1,390
CVS Caremark	56,052	1,853
Dean Foods *	8,087	85
Del Monte Foods	8,458	160
Dr Pepper Snapple Group	9,200	332

Description	Shares	Market Value ($ Thousands)

Energizer Holdings *	2,941	$197
Estee Lauder, Cl A	4,654	439
Flowers Foods (A)	2,700	72
General Mills	26,892	999
Green Mountain Coffee Roasters * (A)	5,100	208
Hansen Natural *	2,700	155
Herbalife	2,600	204
Hershey	6,598	345
HJ Heinz	13,437	675
Hormel Foods	5,278	145
JM Smucker	5,011	345
Kellogg	10,603	568
Kimberly-Clark	16,918	1,115
Kraft Foods, Cl A	66,115	2,105
Kroger	27,373	627
Lorillard	6,550	503
McCormick	5,593	267
Mead Johnson Nutrition, Cl A	8,586	514
Molson Coors Brewing, Cl B	5,462	250
PepsiCo	67,952	4,310
Philip Morris International	78,068	4,901
Procter & Gamble	121,174	7,640
Ralcorp Holdings *	2,100	136
Reynolds American	14,020	481
Safeway	16,520	360
Sara Lee (A)	28,251	484
Smithfield Foods * (A)	5,975	138
Supervalu (A)	7,789	67
Sysco (A)	25,248	701
Tyson Foods, Cl A	11,665	217
Walgreen	38,025	1,648
Wal-Mart Stores	81,679	4,246
Whole Foods Market	5,752	337

		53,220

Energy — 12.3%
Alpha Natural Resources * (A)	4,868	264
Anadarko Petroleum	20,840	1,705
Apache	15,759	1,964
Arch Coal (A)	6,912	232
Atlas Energy	1,561	26
Atwood Oceanics *	2,800	127
Baker Hughes	17,540	1,246
Cabot Oil & Gas	4,000	183
Cameron International * (A)	10,244	606
Chesapeake Energy	27,766	989
Chevron	84,502	8,767
Cimarex Energy	3,500	406
Cobalt International Energy *	4,300	67
Comstock Resources *	2,400	64
Concho Resources * (A)	4,400	469
ConocoPhillips	62,676	4,881
Consol Energy	9,644	489
Continental Resources * (A)	1,600	111
Core Laboratories (A)	1,800	186
Denbury Resources * (A)	17,024	413
Devon Energy	18,313	1,675
Diamond Offshore Drilling (A)	2,709	212
Dresser-Rand Group *	3,834	189
El Paso	29,503	549
EOG Resources	10,745	1,207
EQT (A)	6,066	299

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

EXCO Resources (A)	6,800	$139
Exterran Holdings *	2,900	66
Exxon Mobil	214,242	18,324
FMC Technologies *	5,160	485
Forest Oil *	4,914	174
Frontier Oil	4,600	128
Frontline	2,200	59
Halliburton	38,097	1,788
Helmerich & Payne (A)	3,850	250
Hess	12,112	1,054
Holly (A)	2,000	114
Marathon Oil	29,776	1,477
Massey Energy	4,361	276
McDermott International *	9,500	218
Murphy Oil	8,054	592
Nabors Industries *	12,200	347
National Oilwell Varco	17,780	1,415
Newfield Exploration *	5,699	415
Noble Energy	7,462	691
Occidental Petroleum	34,254	3,493
Oceaneering International *	2,200	184
Oil States International *	2,100	153
Patterson-UTI Energy	6,532	179
Peabody Energy	11,374	745
PetroHawk Energy *	12,600	272
Pioneer Natural Resources (A)	4,844	496
Plains Exploration & Production *	5,591	219
Pride International *	6,929	288
QEP Resources	7,346	291
Quicksilver Resources *	5,102	79
Range Resources	6,639	361
Rowan * (A)	5,686	243
SandRidge Energy *	13,700	148
Schlumberger	57,566	5,378
SEACOR Holdings	900	85
SM Energy	2,700	196
Southern Union	5,368	153
Southwestern Energy * (A)	14,676	579
Spectra Energy	27,009	722
Sunoco	4,756	199
Superior Energy Services *	3,500	134
Teekay	2,100	72
Tesoro * (A)	6,846	163
Tidewater	2,170	135
Ultra Petroleum *	6,200	281
Unit *	1,427	85
Valero Energy	22,536	635
Weatherford International * (A)	31,000	749
Whiting Petroleum *	5,000	327
Williams	24,746	751

		73,133

Financials — 15.6%
ACE	14,300	905
Affiliated Managers Group *	2,133	228
Aflac	19,156	1,128
Alexandria Real Estate Equities ‡	2,300	185
Alleghany *	242	82
Allied World Assurance Holdings	2,100	130
Allstate	22,925	729
AMB Property ‡	6,644	242
American Express	43,234	1,884
American Financial Group	3,714	129

Description	Shares	Market Value ($ Thousands)

American International Group *(A)	4,923	$182
American National Insurance	222	18
Ameriprise Financial	10,800	684
Annaly Capital Management ‡	33,311	597
AON	14,044	739
Apartment Investment & Management, Cl A ‡	4,399	113
Arch Capital Group *	1,900	172
Ares Capital	7,627	136
Arthur J Gallagher	4,804	151
Aspen Insurance Holdings	3,700	109
Associated Banc (A)	6,584	95
Assurant	5,093	207
Assured Guaranty	8,700	126
AvalonBay Communities ‡ (A)	3,541	429
Axis Capital Holdings	5,100	185
Bancorpsouth (A)	3,600	57
Bank of America	422,518	6,038
Bank of Hawaii (A)	1,982	94
Bank of New York Mellon	49,809	1,514
BB&T	28,706	792
Berkshire Hathaway, Cl B *	72,800	6,354
BlackRock, Cl A	3,985	813
BOK Financial (A)	775	40
Boston Properties ‡	5,884	564
Brandywine Realty Trust ‡	6,600	81
BRE Properties ‡	2,920	139
Brown & Brown	4,224	110
Camden Property Trust ‡	2,847	168
Capital One Financial	19,425	967
CapitalSource	11,382	86
Capitol Federal Financial	2,324	29
CB Richard Ellis Group, Cl A *	12,117	304
Charles Schwab (A)	42,185	800
Chimera Investment ‡	35,500	153
Chubb	12,718	772
Cincinnati Financial (A)	6,086	207
CIT Group *	8,300	360
Citigroup *	891,745	4,173
City National (A)	1,738	102
CME Group, Cl A	2,774	863
CNA Financial	1,700	50
Comerica (A)	7,253	282
Commerce Bancshares	3,378	136
CommonWealth REIT ‡	2,825	81
CommonWealth REIT (Fractional Shares) ‡*	50,000	—
Corporate Office Properties Trust ‡ (A)	2,800	100
Cullen/Frost Bankers	2,368	139
Developers Diversified Realty ‡ (A)	7,500	107
Digital Realty Trust ‡ (A)	3,600	212
Discover Financial Services (A)	21,389	465
Douglas Emmett ‡	5,400	101
Duke Realty ‡	10,909	154
E*Trade Financial *	8,600	137
East West Bancorp	5,600	130
Eaton Vance	5,310	166
Endurance Specialty Holdings	1,400	69
Equity Residential ‡	12,087	666
Erie Indemnity, Cl A	1,119	78
Essex Property Trust ‡	1,269	157
Everest Re Group	2,400	213

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Federal Realty Investment Trust ‡	2,596	$219
Federated Investors, Cl B (A)	3,658	101
Fidelity National Financial, Cl A	10,604	147
Fifth Third Bancorp	38,982	569
First Citizens BancShares, Cl A	300	61
First Horizon National	11,356	131
First Niagara Financial Group (A)	9,400	136
Forest City Enterprises, Cl A * (A)	5,142	97
Franklin Resources	6,303	792
Fulton Financial	8,095	88
General Growth Properties ‡	17,548	279
Genworth Financial, Cl A *	20,292	269
Goldman Sachs Group	21,375	3,501
Greenhill (A)	1,200	86
Hanover Insurance Group	2,193	102
Hartford Financial Services Group (A)	18,710	554
HCC Insurance Holdings	4,941	154
HCP ‡	15,774	599
Health Care REIT ‡ (A)	5,983	312
Hospitality Properties Trust ‡	4,566	105
Host Hotels & Resorts ‡	28,040	516
Howard Hughes *	973	56
Hudson City Bancorp	19,628	226
Huntington Bancshares	38,334	262
Interactive Brokers Group, Cl A (A)	2,200	34
IntercontinentalExchange *	3,100	397
Invesco	20,000	537
Janus Capital Group (A)	6,865	92
Jefferies Group (A)	5,414	130
Jones Lang LaSalle	1,800	177
JPMorgan Chase	167,434	7,818
Keycorp	37,495	343
Kimco Realty ‡	17,844	346
Lazard, Cl A	3,800	167
Legg Mason	6,481	235
Leucadia National	8,420	279
Liberty Property Trust ‡	5,006	169
Lincoln National (A)	12,588	399
Loews	13,436	581
LPL Investment Holdings *	700	23
M&T Bank	3,083	271
Macerich ‡ (A)	5,711	289
Mack-Cali Realty ‡	3,798	129
Markel *	450	187
Marsh & McLennan	22,965	699
Marshall & Ilsley	21,260	165
MBIA * (A)	6,559	74
Mercury General	1,196	49
MetLife	26,609	1,260
Moody’s (A)	8,627	275
Morgan Stanley	62,278	1,848
MSCI, Cl A *	4,700	167
NASDAQ OMX Group *	3,600	103
Nationwide Health Properties ‡	5,100	218
New York Community Bancorp (A)	18,572	347
Northern Trust	10,405	537
NYSE Euronext	11,100	411
Old Republic International	12,190	152
OneBeacon Insurance Group, Cl A	1,100	15

Description	Shares	Market Value ($ Thousands)

PartnerRe	3,400	$270
People’s United Financial (A)	14,934	197
Piedmont Office Realty Trust, Cl A ‡	2,700	54
Plum Creek Timber ‡ (A)	6,721	282
PNC Financial Services Group	21,522	1,328
Popular *	48,330	157
Principal Financial Group	13,418	460
Progressive	28,580	595
ProLogis ‡	24,188	393
Protective Life	3,509	100
Prudential Financial	18,963	1,248
Public Storage ‡	5,968	670
Raymond James Financial (A)	4,221	162
Rayonier ‡	3,503	215
Realty Income ‡ (A)	4,600	166
Regency Centers ‡ (A)	3,308	150
Regions Financial	53,487	409
Reinsurance Group of America, Cl A	3,199	193
RenaissanceRe Holdings	2,300	154
SEI (B)	5,642	130
Senior Housing Properties Trust ‡	5,400	133
Simon Property Group ‡	11,981	1,318
SL Green Realty ‡	3,368	255
SLM *	19,914	295
St. Joe * (A)	3,961	106
StanCorp Financial Group	2,042	94
State Street	20,994	939
SunTrust Banks	21,446	647
Symetra Financial	2,500	36
Synovus Financial (A)	38,472	98
T. Rowe Price Group	11,080	742
Taubman Centers ‡	2,200	122
TCF Financial (A)	6,301	102
TD Ameritrade Holding	9,545	208
TFS Financial	3,700	38
Torchmark	3,750	245
Transatlantic Holdings	2,455	125
Travelers	18,444	1,105
UDR ‡	7,393	180
Unitrin	2,460	72
Unum Group	14,205	377
US Bancorp	79,043	2,192
Validus Holdings	3,726	115
Valley National Bancorp (A)	8,011	109
Ventas ‡ (A)	6,644	368
Vornado Realty Trust ‡	6,836	638
Waddell & Reed Financial, Cl A	4,100	166
Washington Federal	4,063	72
Weingarten Realty Investors ‡ (A)	4,467	116
Wells Fargo	204,866	6,609
Wesco Financial	41	16
White Mountains Insurance Group	347	132
Wilmington Trust	4,892	22
WR Berkley	5,014	150
XL Group, Cl A	14,100	329
Zions Bancorporation (A)	7,602	178

		92,675

Health Care — 10.6%
Abbott Laboratories	65,176	3,135

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Aetna	16,434	$614
Agilent Technologies *	14,664	617
Alcon	3,000	496
Alere * (A)	3,600	139
Alexion Pharmaceuticals *	3,600	347
Allergan	12,696	942
Allscripts Healthcare Solutions *	5,600	120
AmerisourceBergen	11,824	448
Amgen *	39,567	2,031
Amylin Pharmaceuticals *	6,100	93
Baxter International	24,975	1,327
Beckman Coulter	2,812	234
Becton Dickinson	9,944	796
Biogen Idec *	10,300	705
BioMarin Pharmaceutical * (A)	3,800	93
Bio-Rad Laboratories, Cl A *	700	80
Boston Scientific *	63,739	456
Bristol-Myers Squibb	70,761	1,826
Brookdale Senior Living, Cl A *	3,600	97
C.R. Bard (A)	3,985	390
Cardinal Health	15,329	638
CareFusion *	7,264	198
Celgene *	19,480	1,034
Cephalon * (A)	3,348	189
Cerner * (A)	3,074	309
Charles River Laboratories International * (A)	2,843	104
CIGNA	11,355	478
Community Health Systems *	4,062	166
Cooper (A)	2,204	136
Covance *	3,036	171
Coventry Health Care *	6,262	189
Covidien	21,000	1,080
DaVita *	3,908	310
Dendreon *	5,900	198
Dentsply International	6,198	232
Edwards Lifesciences *	4,614	392
Eli Lilly	42,661	1,474
Emdeon, Cl A *	1,900	30
Emergency Medical Services, Cl A *	1,000	63
Endo Pharmaceuticals Holdings *	4,497	160
Express Scripts *	23,044	1,295
Forest Laboratories *	12,173	394
Gen-Probe *	2,227	140
Genzyme *	11,353	857
Gilead Sciences *	34,350	1,339
Health Management Associates, Cl A * (A)	12,422	124
Health Net *	4,702	138
Henry Schein *	3,884	268
Hill-Rom Holdings	2,724	104
Hologic *	10,300	208
Hospira *	6,981	369
Human Genome Sciences * (A)	7,600	190
Humana *	7,075	460
Idexx Laboratories * (A)	2,252	175
Illumina *	5,200	361
Intuitive Surgical * (A)	1,600	525
Johnson & Johnson	116,109	7,134
Kinetic Concepts * (A)	2,713	133
Laboratory of America Holdings *(A)	4,411	398

Description	Shares	Market Value ($ Thousands)

Life Technologies *	7,670	$409
LifePoint Hospitals *	2,376	93
Lincare Holdings (A)	4,540	133
McKesson	10,766	853
Medco Health Solutions *	17,020	1,049
Mednax *	2,000	130
Medtronic	45,285	1,808
Merck	131,443	4,281
Mettler Toledo International *	1,336	229
Mylan Laboratories *	18,519	424
Myriad Genetics *	4,500	83
Omnicare (A)	5,431	155
Patterson	4,783	160
PerkinElmer	5,634	149
Perrigo (A)	3,200	245
Pfizer	339,580	6,533
Pharmaceutical Product Development	4,084	112
Quest Diagnostics	5,744	326
Regeneron Pharmaceuticals * (A)	3,300	120
ResMed * (A)	6,710	212
St. Jude Medical	13,846	663
Stryker	13,404	848
SXC Health Solutions *	2,600	128
Talecris Biotherapeutics Holdings *	2,700	67
Techne	1,541	111
Teleflex (A)	1,740	102
Tenet Healthcare *	18,794	135
Thermo Fisher Scientific *	17,125	956
Thoratec * (A)	2,100	59
United Therapeutics *	2,200	148
UnitedHealth Group	46,829	1,994
Universal Health Services, Cl B	3,476	159
Varian Medical Systems *	5,230	362
VCA Antech *	3,539	89
Vertex Pharmaceuticals * (A)	8,600	401
Warner Chilcott, Cl A (A)	3,300	78
Waters *	3,872	322
Watson Pharmaceuticals * (A)	4,918	275
WellPoint	16,231	1,079
Zimmer Holdings *	8,525	531

		63,160

Industrials — 11.0%
3M	30,146	2,780
Aecom Technology *	4,800	137
AGCO *	4,000	219
Alexander & Baldwin	1,782	75
Alliant Techsystems	1,436	104
Ametek	6,820	286
AMR * (A)	12,086	81
Armstrong World Industries	700	29
Avery Dennison	4,710	188
Babcock & Wilcox *	4,750	160
BE Aerospace *	4,100	138
Boeing	32,091	2,311
Bucyrus International, Cl A	3,000	273
C.H. Robinson Worldwide (A)	7,086	513
Carlisle	2,666	115
Caterpillar	25,988	2,675
Chicago Bridge & Iron *	4,800	171
Cintas	6,157	173

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

CNH Global	1,100	$53
Con-way (A)	2,223	73
Cooper Industries, Cl A	6,900	444
Copa Holdings, Cl A	1,100	59
Copart * (A)	2,909	122
Corrections of America *	4,700	117
Covanta Holding (A)	6,200	105
Crane	2,400	113
CSX	16,332	1,219
Cummins	8,512	861
Danaher	22,302	1,128
Deere	17,418	1,570
Delta Air Lines *	34,500	388
Donaldson	2,972	167
Dover	7,857	505
Dun & Bradstreet	1,956	158
Eaton	7,126	789
Emerson Electric	31,020	1,851
Equifax	5,356	192
Expeditors International Washington	8,848	423
Fastenal (A)	5,862	364
FedEx	12,744	1,147
Flowserve	2,400	300
Fluor	7,508	531
FTI Consulting *	2,400	79
Gardner Denver	2,300	168
GATX	2,100	73
General Cable * (A)	2,500	109
General Dynamics	14,472	1,101
General Electric	449,223	9,398
Goodrich	5,292	456
Graco	2,624	107
Harsco	3,470	119
Hertz Global Holdings * (A)	7,400	113
Honeywell International	32,290	1,870
Hubbell, Cl B	2,792	188
IDEX	3,593	148
IHS, Cl A *	2,200	184
Illinois Tool Works	18,480	1,000
Ingersoll-Rand (A)	13,400	607
Iron Mountain	7,363	191
ITT	7,702	446
Jacobs Engineering Group *	5,102	255
JB Hunt Transport Services	3,972	165
Joy Global	4,433	432
Kansas City Southern *	4,500	242
KAR Auction Services *	2,100	30
KBR	5,884	193
Kennametal	3,500	135
Kirby *	2,300	127
L-3 Communications Holdings, Cl 3	4,977	395
Landstar System	2,165	96
Lennox International	2,300	112
Lincoln Electric Holdings	1,800	129
Lockheed Martin (A)	13,129	1,039
Manitowoc	5,700	113
Manpower	3,684	234
Masco	14,409	196
MSC Industrial Direct, Cl A	1,620	102
Navistar International *	3,000	186
Norfolk Southern	15,733	1,032

Description	Shares	Market Value ($ Thousands)

Northrop Grumman	12,578	$839
Oshkosh Truck *	4,259	152
Owens Corning *	5,100	182
Paccar	15,570	781
Pall	4,945	269
Parker Hannifin	6,804	607
Pentair	3,861	143
Pitney Bowes (A)	8,385	211
Precision Castparts	6,046	857
Quanta Services * (A)	9,200	210
Raytheon	16,268	833
Regal-Beloit	1,400	102
Republic Services, Cl A	13,642	404
Robert Half International (A)	6,876	219
Rockwell Automation	5,804	509
Rockwell Collins	6,562	423
Roper Industries	4,000	337
RR Donnelley & Sons	9,677	180
Ryder System	2,106	101
Shaw Group *	3,300	131
Snap-On	2,491	143
Southwest Airlines	31,220	369
Spirit Aerosystems Holdings, Cl A *	4,700	122
SPX	2,211	176
Stericycle * (A)	3,426	296
Terex *	4,648	157
Textron (A)	11,222	304
Thomas & Betts *	1,967	109
Timken	3,660	178
Toro	1,560	97
Towers Watson, Cl A	2,100	123
TransDigm Group *	2,000	161
Trinity Industries (A)	3,500	109
Tyco International	20,300	920
Union Pacific	20,816	1,986
United Continental Holdings * (A)	13,000	313
United Parcel Service, Cl B	29,441	2,173
United Technologies	39,366	3,289
URS *	3,300	154
USG * (A)	2,298	39
UTi Worldwide	5,100	101
Valmont Industries	1,000	102
Verisk Analytics, Cl A *	4,500	146
WABCO Holdings *	3,024	177
Wabtec	1,700	97
Waste Connections	4,950	144
Waste Management (A)	20,594	763
WESCO International *	2,000	117
WW Grainger (A)	2,381	317

		65,349

Information Technology — 17.9%
Accenture, Cl A	25,700	1,323
Activision Blizzard	21,756	242
Adobe Systems *	22,402	773
Advanced Micro Devices * (A)	26,734	246
Akamai Technologies *	7,718	290
Alliance Data Systems * (A)	2,112	166
Altera (A)	12,573	526
Amdocs *	7,700	230
Amphenol, Cl A	7,592	436
Analog Devices	12,512	499

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Ansys *	4,100	$231
AOL *	5,034	105
Apple *	38,223	13,501
Applied Materials	57,355	942
Arrow Electronics *	5,189	203
Atheros Communications *	2,600	117
Atmel *	18,900	277
Autodesk *	9,937	418
Automatic Data Processing	21,392	1,070
Avago Technologies	4,000	136
Avnet *	6,110	209
AVX	1,424	23
BMC Software *	7,689	381
Broadcom, Cl A	22,668	934
Broadridge Financial Solutions	5,173	119
Brocade Communications Systems *	18,500	118
CA	16,238	402
Cadence Design Systems *	13,063	130
Ciena * (A)	4,114	113
Cisco Systems *	240,727	4,468
Citrix Systems *	7,787	546
Cognizant Technology Solutions, Cl A *	12,488	960
Computer Sciences	6,464	311
Compuware *	9,351	105
Convergys *	3,369	47
CoreLogic	4,584	86
Corning	63,958	1,475
Cree * (A)	4,422	233
Cypress Semiconductor *	7,200	151
Dell *	71,343	1,129
Diebold	2,729	96
Dolby Laboratories, Cl A *	2,143	108
DST Systems	1,695	87
eBay *	48,411	1,622
EchoStar, Cl A *	2,132	74
Electronic Arts *	13,465	253
EMC *	86,864	2,364
Equinix *	2,000	173
F5 Networks *	3,438	406
Factset Research Systems (A)	2,000	210
Fairchild Semiconductor International, Cl A *	4,600	81
Fidelity National Information Services	10,990	356
First Solar * (A)	2,400	354
Fiserv *	6,369	403
FLIR Systems	6,800	220
Gartner *	2,600	98
Genpact *	3,100	43
Global Payments	3,734	179
Google, Cl A *	10,244	6,284
Harris	5,389	251
Hewlett-Packard	92,301	4,027
IAC *	3,532	110
Informatica *	3,500	165
Ingram Micro, Cl A *	7,023	140
Intel	234,458	5,034
International Business Machines	53,998	8,741
International Rectifier *	3,355	108
Intersil, Cl A (A)	5,361	69
Intuit *	11,986	630

Description	Shares	Market Value ($ Thousands)

Itron *	1,900	$108
Jabil Circuit	8,474	182
JDS Uniphase *	10,140	250
Juniper Networks *	22,325	982
Kla-Tencor	7,209	352
Lam Research *	5,391	296
Lender Processing Services	3,614	123
Lexmark International, Cl A *	2,986	112
Linear Technology (A)	9,257	320
LSI *	24,748	156
Marvell Technology Group *	22,500	411
Mastercard, Cl A	4,100	986
Maxim Integrated Products (A)	13,400	370
McAfee *	6,373	306
MEMC Electronic Materials *	10,338	140
Microchip Technology (A)	7,822	289
Micron Technology *	33,116	369
Micros Systems *	3,600	172
Microsoft	322,300	8,567
Molex (A)	4,470	125
Monster Worldwide * (A)	5,218	89
Motorola Mobility Holdings *	12,366	374
Motorola Solutions *	14,133	546
National Instruments	3,804	118
National Semiconductor	9,056	140
NCR *	6,689	128
NetApp *	14,655	757
NeuStar, Cl A *	3,600	91
Novell *	15,326	90
Novellus Systems *	3,477	139
Nuance Communications *	9,100	170
Nvidia *	24,356	552
ON Semiconductor *	19,200	214
Oracle	160,467	5,279
Paychex	13,507	454
PMC - Sierra *	10,900	86
Polycom *	3,300	158
QLogic *	3,880	70
Qualcomm	69,150	4,120
Rambus * (A)	4,500	92
Red Hat *	8,027	331
Rovi *	4,300	238
SAIC *	12,900	211
Salesforce.com *	4,838	640
SanDisk *	9,743	483
Seagate Technology *	21,600	274
Silicon Laboratories *	2,200	100
Skyworks Solutions *	7,800	280
Solera Holdings	2,700	138
SunPower, Cl A * (A)	4,400	75
Symantec *	34,248	617
Synopsys *	6,882	191
Tech Data *	2,250	111
Tellabs	17,289	93
Teradata *	6,889	330
Teradyne * (A)	5,863	109
Texas Instruments	51,608	1,838
Total System Services	6,991	124
Trimble Navigation *	4,814	237
Varian Semiconductor Equipment Associates *	3,200	153
VeriSign (A)	7,485	264
Visa, Cl A	19,700	1,439

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Vishay Intertechnology *	7,150	$125
Vishay Precision Group *	682	11
VistaPrint * (A)	1,600	82
VMware, Cl A *	3,100	259
WebMD Health, Cl A *	2,210	128
Western Digital *	9,530	291
Western Union	28,728	632
Xerox	58,996	634
Xilinx	9,957	331
Yahoo! * (A)	55,381	908
Zebra Technologies, Cl A *	2,025	76

		106,393

Materials — 4.0%
Air Products & Chemicals	8,594	791
Airgas	3,315	207
AK Steel Holding (A)	5,300	85
Albemarle	3,944	227
Alcoa (A)	43,202	728
Allegheny Technologies (A)	3,897	261
Aptargroup	2,600	125
Ashland	3,476	196
Ball	7,550	273
Bemis	4,774	157
Cabot	2,673	116
Carpenter Technology	1,600	66
Celanese, Cl A	6,283	260
CF Industries Holdings	2,766	391
Cliffs Natural Resources	5,800	563
Commercial Metals	4,900	82
Compass Minerals International (A)	1,200	112
Crown Holdings *	6,451	248
Cytec Industries	2,381	135
Domtar	1,800	157
Dow Chemical	48,670	1,808
E.I. Du Pont de Nemours	38,292	2,101
Eagle Materials	2,000	65
Eastman Chemical	2,942	275
Ecolab	9,891	481
FMC	3,060	237
Freeport-McMoRan Copper & Gold, Cl B	39,624	2,098
Greif, Cl A	1,500	97
Huntsman	8,329	147
International Flavors & Fragrances	3,191	182
International Paper	18,755	521
Intrepid Potash * (A)	1,500	58
Lubrizol	2,834	308
Martin Marietta Materials (A)	1,963	174
MeadWestvaco	6,158	181
Monsanto	22,450	1,614
Mosaic	6,578	565
Nalco Holding	5,017	128
Newmont Mining	19,333	1,069
Nucor	12,990	623
Owens-Illinois *	7,491	228
Packaging of America	4,599	133
PPG Industries	7,023	621
Praxair	12,525	1,245
Reliance Steel & Aluminum	2,900	160
Royal Gold (A)	2,200	109

Description	Shares	Market Value ($ Thousands)

RPM International	4,269	$98
Schnitzer Steel Industries, Cl A	1,000	64
Scotts Miracle-Gro, Cl A	2,006	113
Sealed Air (A)	6,268	173
Sherwin-Williams (A)	3,737	307
Sigma-Aldrich	5,048	322
Sonoco Products	3,946	142
Southern Copper	7,248	307
Steel Dynamics	8,500	157
Temple-Inland	3,975	93
Titanium Metals *	3,358	64
United States Steel (A)	6,083	350
Valspar	4,164	158
Vulcan Materials (A )	5,757	264
Walter Industries	2,000	242
Weyerhaeuser ‡ (A)	22,292	544

		23,806

Telecommunication Services — 2.7%
American Tower, Cl A *	16,822	908
AT&T	248,733	7,059
CenturyLink (A)	12,675	522
Clearwire, Cl A * (A)	8,300	42
Crown Castle International *	12,396	522
Frontier Communications (A)	42,295	359
Leap Wireless International *	2,900	35
Level 3 Communications * (A)	84,300	118
MetroPCS Communications * (A)	11,800	170
NII Holdings *	6,820	279
Qwest Communications International	73,796	503
SBA Communications, Cl A * (A)	5,300	223
Sprint Nextel *	125,544	549
Telephone & Data Systems	3,602	121
tw telecom, Cl A * (A)	6,300	117
US Cellular *	831	42
Verizon Communications	119,115	4,398
Windstream	20,347	255

		16,222

Utilities — 3.3%
AES *	27,724	343
AGL Resources	3,047	116
Alliant Energy	4,376	172
Ameren	9,790	274
American Electric Power	20,450	732
American Water Works	7,000	194
Aqua America (A)	5,877	132
Atmos Energy	3,491	118
Calpine *	14,900	225
Centerpoint Energy	17,915	284
CMS Energy (A)	10,942	211
Consolidated Edison (A)	11,916	596
Constellation Energy Group	6,858	213
Dominion Resources	24,312	1,109
DPL	5,446	142
DTE Energy	7,264	342
Duke Energy	54,719	984
Edison International	13,979	519
Energen	3,337	204
Entergy	8,098	577
Exelon	26,929	1,125

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

FirstEnergy (A)	17,928	$687
GenOn Energy *	32,975	134
Great Plains Energy	6,471	124
Hawaiian Electric Industries (A)	3,746	90
Integrys Energy Group	3,302	162
ITC Holdings	1,900	130
MDU Resources Group	8,621	185
National Fuel Gas	3,289	240
NextEra Energy	17,373	964
NiSource (A)	11,021	211
Northeast Utilities	7,907	269
NRG Energy *	10,500	210
NSTAR	4,528	204
NV Energy	10,800	159
OGE Energy	4,468	215
Oneok	4,529	292
Ormat Technologies (A)	1,000	25
Pepco Holdings	10,044	188
PG&E	16,618	765
Pinnacle West Capital	4,792	202
PPL	20,726	527
Progress Energy	12,161	556
Public Service Enterprise Group	21,552	705
Questar	7,346	131
SCANA	5,120	207
Sempra Energy	10,523	560
Southern	33,703	1,284
TECO Energy	8,400	152
UGI	4,850	155
Vectren	3,491	92
Westar Energy (A)	5,300	138
Wisconsin Energy (A)	4,849	287
Xcel Energy	19,281	462

		19,324

Total Common Stock (Cost $371,220) ($ Thousands)		578,122

	Number Of Rights

RIGHTS — 0.0%

United States — 0.0%
Celgene *	340	1

Total Rights (Cost $2) ($ Thousands)		1

	Number Of Warrants

WARRANT — 0.0%
American International Group, Expires 01/19/21 *	1	—

Total Warrant (Cost $0) ($ Thousands)		—

U.S. TREASURY OBLIGATIONS — 0.2%

U.S. Treasury Bills (C) (D)
0.155%, 04/07/11	$828	828
0.105%, 03/10/11	400	400

Total U.S. Treasury Obligations (Cost $1,228) ($ Thousands)		1,228

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090% ** †	12,640,649	$12,641

Total Cash Equivalent (Cost $12,641) ($ Thousands)		12,641

AFFILIATED PARTNERSHIP — 6.4%
SEI Liquidity Fund, L.P. 0.020%(E) ** †	38,764,080	38,146

Total Affiliated Partnership (Cost $38,764) ($ Thousands)		38,146

Total Investments — 106.0% (Cost $423,855)($ Thousands)††		$630,138

A summary of the open futures contracts held by the Fund at February 28, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	23	Mar-2011	$118
S&P 500 Index EMINI	252	Mar-2011	721

			$839

For the period ended February 28, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $594,458 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2011.

‡	Real Estate Investment Trust

†	Investment in Affiliated Security.

††	At February 28, 2011, the tax basis cost of the Fund’s investments was $423,855 ($ Thousands), and the unrealized appreciation and depreciation were $214,377 ($ Thousands) and $(8,094) ($ Thousands) respectively.

(A)	This security or a partial position of this security is on loan at February 28, 2011. The total value of securities on loan at February 28, 2011 was $37,508 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extend these companies are represented in its benchmark index.

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2011 was $38,146 ($ Thousands)

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2011

The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$578,122	$—	$—	$578,122
Rights	1	—	—	1
U.S. Treasury Obligations	—	1,228	—	1,228
Cash Equivalent	12,641	—	—	12,641
Affiliated Partnership	—	38,146	—	38,146

Total Investments in Securities	$590,764	$39,374	$—	$630,138

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$839	$—	$—	$839

Total Other Financial Instruments	$839	$—	$—	$839

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.1%

Consumer Discretionary — 11.1%
1-800-FLOWERS.COM, Cl A *	22,319	$61
AFC Enterprises *	19,364	286
American Eagle Outfitters	53,773	825
American Greetings, Cl A (A)	27,800	602
American Public Education * (A)	45,066	1,912
Ameristar Casinos	47,375	793
AnnTaylor Stores *	46,047	1,069
Arbitron	6,300	251
Arctic Cat *	23,400	297
Ascent Media, Cl A *	900	38
Beazer Homes USA * (A)	11,600	54
Bebe Stores	23,200	137
Belo, Cl A *	79,357	632
Big Lots *	13,400	550
Blue Nile *	4,300	246
Blyth	6,831	235
Bob Evans Farms	10,700	335
Body Central *	22,600	386
Bridgepoint Education *	2,700	50
Brinker International (A)	36,400	860
Brown Shoe	53,340	827
Brunswick (A)	16,541	381
Cabela’s * (A)	42,247	1,146
California Pizza Kitchen *	20,700	349
Callaway Golf (A)	68,568	531
Capella Education * (A)	2,000	115
Career Education * (A)	25,000	603
Carter’s *	20,995	602
Casual Male Retail Group *	88,600	378
Cato, Cl A	45,800	1,111
Cheesecake Factory *	5,600	163
Chico’s FAS	27,430	377
Childrens Place Retail Stores * (A)	17,100	781
Christopher & Banks	4,900	30
Coinstar * (A)	12,400	529
Cooper Tire & Rubber (A)	63,265	1,484
Core-Mark Holding *	700	24
Corinthian Colleges * (A)	13,700	72
Cracker Barrel Old Country Store (A)	12,424	619
CROCS *	82,241	1,452
CSS Industries	7,600	133
Dana Holdings *	39,400	744
Deckers Outdoor *	12,542	1,106
Denny’s *	68,700	267
Destination Maternity	9,200	415
Dick’s Sporting Goods *	10,910	405
Dillard’s, Cl A (A)	2,500	106
Domino’s Pizza *	12,000	202
DSW, Cl A * (A)	2,300	93
Eastman Kodak * (A)	159,900	544
Entercom Communications, Cl A *	7,900	103
Ethan Allen Interiors (A)	30,211	666
EW Scripps, Cl A * (A)	6,500	62
Exide Technologies *	10,200	122
Finish Line, Cl A (A)	50,000	873
Foot Locker	26,200	521
Fred’s, Cl A	35,200	485
Fuel Systems Solutions *	1,100	32

Description	Shares	Market Value ($ Thousands)

Gaylord Entertainment * (A)	12,505	$451
Harman International Industries	1,200	58
Harte-Hanks (A)	4,500	57
hhgregg * (A)	41,133	610
Hibbett Sports *	4,400	138
Hillenbrand	43	1
HOT Topic (A)	81,900	438
HSN *	6,900	224
International Speedway, Cl A	18,875	523
Jack in the Box *	22,300	491
Jakks Pacific * (A)	24,200	451
Jarden	29,945	984
Jo-Ann Stores *	3,100	188
Jones Group	83,280	1,108
Journal Communications, Cl A *	56,700	348
Kirkland’s *	37,630	575
Lakeland Industries *	27,984	227
La-Z-Boy, Cl Z *	19,600	197
Libbey *	52,500	903
Liberty Media - Starz, Ser A *	1,000	70
Life Time Fitness * (A)	43,666	1,675
Lincoln Educational Services (A)	48,300	749
Live Nation *	74,752	795
Maidenform Brands *	5,200	141
Matthews International, Cl A	19,929	740
MDC Partners, Cl A	73,100	1,268
Men’s Wearhouse (A)	23,625	631
Meredith (A)	25,835	911
Meritage Homes * (A)	34,355	887
Monro Muffler (A)	4,650	152
National CineMedia	48,627	919
New Frontier Media *	108,100	228
NVR *	890	648
O’Charleys *	2,300	15
OfficeMax *	7,560	104
Overstock.com * (A)	6,335	97
Oxford Industries	19,600	473
Pacific Sunwear of California * (A)	71,370	322
Papa John’s International *	5,400	158
Penske Auto Group *	37,100	756
PEP Boys-Manny Moe & Jack	24,295	304
PetMed Express (A)	69,600	1,036
PetSmart	17,290	707
PF Chang’s China Bistro (A)	4,200	195
Pier 1 Imports *	58,000	585
Pinnacle Entertainment *	42,685	560
Polaris Industries (A)	7,300	551
Pool (A)	10,000	249
Pre-Paid Legal Services * (A)	3,300	218
Quiksilver *	162,631	701
RadioShack	26,000	385
Regis	66,027	1,157
Rent-A-Center, Cl A	55,000	1,818
Retail Ventures *	17,500	306
Ruby Tuesday *	31,400	419
Ryland Group	4,500	78
Saks * (A)	146,625	1,796
Scholastic (A)	32,141	1,009
Scientific Games, Cl A *	42,592	382
Sealy * (A)	13,700	39
Shoe Carnival *	10,191	264
Shuffle Master *	72,987	687

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Shutterfly * (A)	44,360	$1,894
Sinclair Broadcast Group, Cl A	38,000	492
Skechers U.S.A., Cl A *	24,100	501
Sotheby’s (A)	5,700	281
Spectrum Group International *	9,759	26
Stage Stores	23,200	405
Steiner Leisure *	14,500	684
Steven Madden *	16,725	722
Stoneridge *	64,713	976
Sturm Ruger (A)	54,000	975
Summit Hotel Properties ‡ *	45,000	439
SuperMedia *	1,900	16
Systemax *	1,500	20
Talbots * (A)	189,933	1,187
Tempur-Pedic International *	31,539	1,480
Tenneco * (A)	19,693	785
Tesla Motors * (A)	17,700	423
Timberland, Cl A *	13,900	513
Tractor Supply	13,690	713
True Religion Apparel * (A)	35,315	839
Ulta Salon Cosmetics & Fragrance *	700	29
Universal Electronics *	1,600	44
Universal Technical Institute	8,800	162
Valassis Communications *	12,100	341
Volcom (A)	5,000	89
Warnaco Group *	13,700	804
Whistler Blackcomb Holdings	31,000	395
Winnebago Industries * (A)	13,400	194
World Wrestling Entertainment, Cl A	3,000	39
Zumiez * (A)	55,200	1,439

		78,136

Consumer Staples — 2.7%
Andersons	11,600	557
Cal-Maine Foods (A)	18,934	547
Casey’s General Stores	19,753	811
Central Garden and Pet *	35,415	323
Central Garden and Pet, Cl A *	39,766	366
China-Biotics * (A)	31,600	369
Chiquita Brands International * (A)	124,400	2,138
Corn Products International	17,271	843
Cosan Industria e Comercio (Brazil)	11,600	180
Darling International *	16,600	230
Dean Foods *	19,000	201
Del Monte Foods	82,502	1,562
Dole Food * (A)	42,504	627
Elizabeth Arden *	5,400	157
Fresh Del Monte Produce	28,900	826
Ingles Markets, Cl A	11,100	213
J&J Snack Foods	5,225	230
Kulim Malaysia	174,400	198
Lancaster Colony (A)	21,065	1,216
Mead Johnson Nutrition, Cl A	1,600	96
Medifast * (A)	57,437	1,329
Nash Finch	10,800	436
Pantry *	115,071	1,814
Prestige Brands Holdings *	73,389	809
Ruddick (A)	7,100	261

Description	Shares	Market Value ($ Thousands)

Sanderson Farms (A)	4,600	$190
Seneca Foods, Cl A * (A)	7,479	210
Spartan Stores	25,326	382
Universal	20,700	866
Village Super Market, Cl A	600	18
Viterra	35,900	438
Weis Markets	5,700	226
Winn-Dixie Stores *	13,900	97

		18,766

Energy — 7.8%
Alon USA Energy (A)	11,300	125
Approach Resources *	8,400	273
Atwood Oceanics *	13,400	610
Berry Petroleum, Cl A (A)	52,543	2,732
BPZ Resources * (A)	76,100	495
Brigham Exploration *	4,100	150
Cal Dive International *	107,437	739
CARBO Ceramics (A)	3,500	434
Carrizo Oil & Gas *	24,700	919
Cheniere Energy * (A)	24,765	257
Clayton Williams Energy *	3,600	382
Clean Energy Fuels * (A)	23,300	327
Cloud Peak Energy *	48,900	1,002
Complete Production Services *	27,015	778
Comstock Resources * (A)	152,408	4,046
Crosstex Energy	21,864	225
CVR Energy * (A)	19,600	370
Delek US Holdings (A)	14,634	165
Dresser-Rand Group *	15,755	776
Energy XXI Bermuda *	14,245	491
Exterran Holdings * (A)	11,657	265
Forest Oil *	31,845	1,130
Frontier Oil	29,073	811
Frontline	12,300	332
GeoMet *	98,466	134
Global Geophysical Services *	14,000	197
Golar LNG	3,300	63
Goodrich Petroleum * (A)	188,207	3,828
Gulfmark Offshore, Cl A *	7,600	337
Harvest Natural Resources * (A)	5,900	88
Hornbeck Offshore Services * (A)	7,600	216
Houston American Energy (A)	2,900	46
International Coal Group * (A)	10,800	107
James River Coal * (A)	16,500	347
Karoon Gas Australia *	53,141	380
Key Energy Services *	118,679	1,840
Kinder Morgan Escrow *	58,213	—
Knightsbridge Tankers (A)	10,000	244
Magnum Hunter Resources * (A)	46,105	330
Matrix Service *	40,500	565
McMoRan Exploration * (A)	22,700	397
Newpark Resources * (A)	165,717	1,157
North American Energy Partners *	53,750	709
Northern Oil and Gas * (A)	15,025	477
Oilsands Quest * (A)	956,600	491
Overseas Shipholding Group (A)	11,000	371
OYO Geospace *	1,100	112
Panhandle Oil and Gas, Cl A	300	9
Parker Drilling * (A)	56,600	298
Patterson-UTI Energy	29,100	796
Penn Virginia	51,200	833

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

PetroHawk Energy *	153,036	$3,306
Petroquest Energy * (A)	37,900	327
Quicksilver Resources *	120,812	1,871
Scorpio Tankers * (A)	206,802	2,128
SEACOR Holdings	10,900	1,033
Ship Finance International (A)	19,100	397
SM Energy	8,055	584
StealthGas *	43,900	307
Stone Energy *	16,500	500
Superior Energy Services *	20,400	782
Swift Energy *	38,443	1,651
Targa Resources	26,485	868
Teekay	10,000	344
Tesoro * (A)	36,500	868
Tetra Technologies *	52,000	718
Tidewater	8,316	517
Unit *	200	12
USEC * (A)	86,000	458
Vaalco Energy *	76,700	615
Vantage Drilling * (A)	221,300	460
Venoco *	6,300	116
W&T Offshore (A)	60,100	1,534
Warren Resources *	64,000	315
Western Refining * (A)	5,900	96
World Fuel Services	71,046	2,944

		54,957

Financials — 19.4%
1st Source	5,401	106
Acadia Realty Trust ‡	3,700	73
Advance America Cash Advance Centers	52,200	281
Agree Realty ‡ (A)	8,100	207
Alexander’s ‡	200	79
Allied World Assurance Holdings	6,900	426
Alterra Capital Holdings (A)	46,100	997
AMB Property ‡	27,699	1,008
American Campus Communities ‡	17,100	571
American Capital *	124,317	1,161
American Capital Agency ‡ (A)	36,300	1,069
American Equity Investment Life Holding (A)	59,200	781
American National Insurance	100	8
Amtrust Financial Services (A)	8,500	163
Anworth Mortgage Asset ‡	75,200	537
Apartment Investment & Management, Cl A ‡	30,281	777
Apollo Investments *	14,400	178
Ares Capital	1,950	35
Argo Group International Holdings	7,100	270
Arlington Asset Investment, Cl A	400	11
Ashford Hospitality Trust ‡ (A)	40,800	421
Aspen Insurance Holdings (A)	47,700	1,410
Associated Banc (A)	39,875	577
Associated Estates Realty ‡	1,400	23
Astoria Financial	22,700	318
AvalonBay Communities ‡	4,962	600
Banco Latinoamericano de Comercio Exterior, Cl E	39,900	670
Bancorp Rhode Island	11,300	356
Bancorpsouth (A)	26,430	421

Description	Shares	Market Value ($ Thousands)

Bank of Hawaii (A)	6,600	$311
Bank of the Ozarks	6,400	276
Berkshire Hills Bancorp	9,474	214
BGC Partners, Cl A (A)	29,100	278
BioMed Realty Trust ‡ (A)	27,730	503
BlackRock Kelso Capital	3,800	47
Boston Private Financial Holdings (A)	166,822	1,183
Boston Properties ‡	9,978	957
Brandywine Realty Trust ‡	68,035	837
Brasil Brokers Participacoes	28,100	130
Brookline Bancorp	4,000	42
Calamos Asset Management, Cl A	7,222	120
Camden National	4,600	155
Campus Crest Communities ‡	33,800	484
CapitalSource	88,785	673
CapLease ‡	57,400	308
Capstead Mortgage ‡	89,000	1,169
Cardinal Financial	40,523	451
Cash Store Financial Services	50,570	683
Cathay General Bancorp	56,800	1,006
CBL & Associates Properties ‡	89,485	1,597
Centerstate Banks	9,911	72
Central Pacific Financial *	630	15
Chatham Lodging Trust ‡	19,100	334
Chemical Financial	6,748	136
Chimera Investment ‡	123,000	530
Citizens Republic Bancorp *	86,600	73
City Holding (A)	6,300	216
CNO Financial Group *	97,300	704
Cohen & Steers (A)	5,300	155
Colonial Properties Trust ‡	6,700	132
Columbia Banking System	12,400	246
CommonWealth REIT ‡	32,695	939
Community Bank System (A)	25,988	654
Cousins Properties ‡	7,110	60
Cowen Group, Cl A * (A)	107,000	458
Crawford, Cl B	1,224	5
Credit Acceptance *	10,798	762
CreXus Investment ‡	26,800	354
CVB Financial (A)	73,512	615
DCT Industrial Trust ‡	19,000	107
Delphi Financial Group, Cl A	35,900	1,111
DiamondRock Hospitality ‡	11,092	130
Dime Community Bancshares	14,400	223
Dollar Financial * (A)	26,950	576
Duff & Phelps, Cl A	20,900	329
DuPont Fabros Technology ‡ (A)	11,200	273
Dynex Capital ‡	26,037	275
Eagle Bancorp *	20,669	306
East West Bancorp	8,300	193
EastGroup Properties ‡ (A)	2,400	109
Eaton Vance	22,960	719
Education Realty Trust ‡	122,074	1,007
EMC Insurance Group	1,171	29
Employers Holdings	84,021	1,691
Encore Bancshares * (A)	21,300	261
Encore Capital Group *	14,100	384
Endurance Specialty Holdings	35,728	1,772
Entertainment Properties Trust ‡	4,000	191
Equity Lifestyle Properties ‡	2,400	139
Equity One ‡ (A)	56,426	1,080

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Equity Residential ‡	24,337	$1,341
ESSA Bancorp	18,800	244
Essex Property Trust ‡	6,786	840
Excel Trust ‡ (A)	26,738	326
Extra Space Storage ‡	8,300	164
FBL Financial Group, Cl A (A)	15,257	477
FBR Capital Markets *	189,900	706
Federal Realty Investment Trust ‡	3,902	328
Federated Investors, Cl B (A)	32,355	892
FelCor Lodging Trust ‡ *	5,800	44
Financial Engines * (A)	52,924	1,292
First Commonwealth Financial	69,804	457
First Financial Bancorp	32,399	549
First Financial Holdings	8,100	86
First Horizon National (A)	58,017	667
First Industrial Realty Trust ‡ *	5,900	66
First Merchants	4,100	36
First Midwest Bancorp	60,528	731
First Potomac Realty Trust ‡	22,540	364
First South Bancorp NC (A)	1,235	7
FirstMerit	61,040	1,041
Flushing Financial (A)	42,400	607
FNB (Pennsylvania) (A)	25,942	260
FPIC Insurance Group *	6,700	252
Franklin Street Properties ‡	6,400	96
Gain Capital Holdings *	53,400	413
General Growth Properties ‡	15,676	250
General Shopping Brasil (Brazil) *	19,000	124
Getty Realty ‡ (A)	8,418	248
GFI Group	39,000	195
Glimcher Realty Trust ‡	6,000	55
Global Indemnity, Cl A *	6,400	143
Gluskin Sheff + Associates	18,500	403
Government Properties Income Trust ‡	1,200	33
Great American Group *	119,582	41
Greenhill (A)	2,000	144
Hancock Holding (A)	34,445	1,194
Hanover Insurance Group	9,910	461
Harleysville Group	3,100	113
Hatteras Financial ‡	27,600	816
HCP ‡	39,998	1,520
Healthcare Realty Trust ‡	5,700	133
Hercules Technology Growth Capital	27,968	309
Hersha Hospitality Trust, Cl A ‡	6,800	45
Highwoods Properties ‡ (A)	37,460	1,271
Home Bancshares	30,100	678
Home Properties ‡	5,950	351
Horace Mann Educators	86,978	1,474
Horizon Financial *	200	—
Hospitality Properties Trust ‡	8,200	189
Host Hotels & Resorts ‡	63,909	1,176
Hudson Valley Holding	17,151	366
Iberiabank	14,014	803
Infinity Property & Casualty	34,959	2,122
Inland Real Estate ‡	13,100	123
International Bancshares	52,300	998
Invesco Mortgage Capital ‡	4,400	103
Investors Real Estate Trust ‡ (A)	6,900	64
iStar Financial ‡ *	8,400	84
Jones Lang LaSalle	11,185	1,101

Description	Shares	Market Value ($ Thousands)

Kennedy-Wilson Holdings * (A)	26,600	$292
Kilroy Realty ‡	4,000	155
Knight Capital Group, Cl A * (A)	66,000	925
LaSalle Hotel Properties ‡	18,040	509
Lexington Realty Trust ‡ (A)	80,972	767
Liberty Property Trust ‡	12,700	429
Life Partners Holdings (A)	875	7
LPL Investment Holdings *	31,835	1,070
LTC Properties ‡	14,779	432
Macerich ‡ (A)	9,336	473
Mack-Cali Realty ‡	10,988	373
Maiden Holdings	69,300	554
MainSource Financial Group (A)	9,700	96
MarketAxess Holdings	92,087	1,970
MB Financial	40,100	825
MCG Capital	9,600	70
Meadowbrook Insurance Group	202,049	2,053
Medical Properties Trust ‡	48,300	567
MF Global Holdings * (A)	27,500	238
MFA Mortgage Investments ‡	288,327	2,442
MGIC Investment * (A)	258,036	2,217
Mid-America Apartment Communities ‡	20,021	1,301
Montpelier Re Holdings (A)	56,313	1,136
MSCI, Cl A *	18,642	662
NASB Financial	100	1
National Financial Partners * (A)	21,625	306
National Health Investors ‡ (A)	2,500	119
National Penn Bancshares	154,640	1,228
National Retail Properties ‡ (A)	20,890	537
NBT Bancorp	4,800	107
Nelnet, Cl A	71,200	1,590
Newcastle Investment ‡ *	5,200	44
Northwest Bancshares	48,200	585
OceanFirst Financial	5,950	82
Old National Bancorp	30,855	346
Omega Healthcare Investors ‡	7,800	187
Oppenheimer Holdings, Cl A	700	23
Oriental Financial Group	14,600	175
PacWest Bancorp	36,724	761
Park National (A)	3,600	237
Parkway Properties ‡ (A)	14,100	229
Pebblebrook Hotel Trust ‡	16,719	367
Pennsylvania Real Estate Investment Trust ‡ (A)	4,600	66
PHH * (A)	13,200	326
Phoenix * (A)	76,400	203
Pico Holdings *	16,558	492
Piedmont Office Realty Trust, Cl A ‡	8,607	172
Platinum Underwriters Holdings	69,044	2,879
PMI Group * (A)	110,000	326
Post Properties ‡	4,300	168
Potlatch ‡	17,200	660
Presidential Life	5,909	59
Primus Guaranty *	1,316	6
ProAssurance *	28,822	1,825
ProLogis ‡	49,213	800
Prosperity Bancshares	17,345	708
Protective Life	22,800	648
Provident Financial Services (A)	41,800	619
PS Business Parks ‡	1,700	107

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Public Storage ‡	10,727	$1,204
Radian Group (A)	85,000	600
RAIT Financial Trust ‡ (A)	19,700	67
Ramco-Gershenson Properties ‡	2,900	39
Redwood Trust ‡ (A)	23,000	377
Regency Centers ‡ (A)	13,815	625
Reinsurance Group of America, Cl A	13,872	838
Renasant (A)	24,400	392
Republic Bancorp, Cl A (A)	17,500	300
S&T Bancorp (A)	4,800	107
Sabra Healthcare REIT ‡	9,666	178
Safeguard Scientifics *	28,817	605
Safety Insurance Group	12,500	602
Sandy Spring Bancorp	19,503	372
SCBT Financial	16,800	544
Selective Insurance Group	19,000	345
Senior Housing Properties Trust ‡	30,359	745
Signature Bank NY *	7,997	415
Simmons First National, Cl A (A)	14,880	428
Simon Property Group ‡	13,491	1,484
SL Green Realty ‡	7,495	568
Sovran Self Storage ‡	8,403	326
Starwood Property Trust ‡	26,100	610
Stewart Information Services (A)	5,700	64
Stifel Financial *	5,193	373
Strategic Hotels & Resorts ‡ *	11,800	77
Student Loan Escrow *	3,500	—
Sun Communities ‡	1,500	52
Sunstone Hotel Investors ‡ *	17,500	188
Susquehanna Bancshares	60,409	577
SVB Financial Group *	18,425	998
SWS Group	31,817	171
Synovus Financial (A)	140,574	358
Tanger Factory Outlet Centers ‡	7,600	202
Taubman Centers ‡ (A)	6,700	372
TCF Financial (A)	53,479	868
Texas Capital Bancshares *	2,900	73
THL Credit	30,700	413
Titanium Asset * (B) (C) (D)	122,200	110
Titanium Asset Management *	10,500	10
Tompkins Financial	4,200	172
Tower Group	6,000	163
Trustco Bank (A)	67,267	406
UMB Financial	4,000	160
Umpqua Holdings	16,288	186
United Bankshares (A)	14,642	419
United Financial Bancorp	15,700	245
United Fire & Casualty	2,500	52
Unitrin	12,000	352
Universal Health Realty Income Trust ‡	1,300	52
Uranium Participation *	45,900	425
Urstadt Biddle Properties, Cl A ‡	2,000	39
U-Store-It Trust ‡	7,500	77
Validus Holdings	28,884	894
Value Creation * (B) (C) (D)	119,600	146
Ventas ‡ (A)	12,790	709
ViewPoint Financial Group	50,820	675
Vornado Realty Trust ‡	4,119	384
Waddell & Reed Financial, Cl A	2,879	116
Walter Investment Management ‡	17,700	347

Description	Shares	Market Value ($ Thousands)

Washington Federal	27,445	$488
Washington Real Estate Investment Trust ‡ (A)	21,000	656
Webster Financial	17,445	404
Weingarten Realty Investors ‡ (A)	13,650	353
WesBanco	12,900	269
Western Alliance Bancorp *	21,900	178
Whitney Holding	64,323	912
Wilmington Trust	4,000	18
World Acceptance * (A)	9,200	550
WSFS Financial	19,148	897
Zions Bancorporation (A)	50,063	1,169

		136,880

Health Care — 9.1%
Abaxis *	51,850	1,375
Acadia Pharmaceuticals *	223,300	337
Accuray *	59,200	586
Achillion Pharmaceuticals *	69,910	406
Affymetrix *	14,100	69
Air Methods *	8,100	470
Albany Molecular Research *	2,700	12
Alere * (A)	23,200	896
Align Technology * (A)	75,288	1,570
Allscripts Healthcare Solutions *	3,300	70
Almost Family *	4,200	164
Amedisys * (A)	23,651	850
AMERIGROUP *	4,901	281
AMN Healthcare Services *	49,760	372
Amsurg, Cl A *	65,524	1,548
Analogic	3,356	182
Angiodynamics *	6,214	104
Arena Pharmaceuticals * (A)	196,382	318
Assisted Living Concepts, Cl A *	17,700	636
athenahealth * (A)	27,120	1,230
Bruker *	8,900	171
Cambrex *	47,400	260
Cardiome Pharma *	142,088	820
Catalyst Health Solutions *	17,215	778
Chemed	21,095	1,380
Chindex International *	200	4
Conceptus * (A)	47,745	671
Conmed *	30,807	816
Continucare *	35,300	200
Cross Country Healthcare *	12,851	107
Cubist Pharmaceuticals *	24,800	544
Durect *	290,819	942
Emergent Biosolutions *	42,774	900
Emeritus *	500	12
Ensign Group	14,300	435
Enzon Pharmaceuticals * (A)	17,600	188
ePocrates *	32,600	707
eResearch Technology *	51,703	328
Exact Sciences *	7,031	38
Exactech *	16,814	319
Exelixis *	5,200	65
Gen-Probe *	15,585	980
Gentiva Health Services *	10,800	305
Geron * (A)	5,300	26
Greatbatch *	6,290	156
Haemonetics *	12,320	760

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Health Management Associates, Cl A *	1,800	$18
Health Net *	1,000	29
Healthsouth * (A)	37,922	918
Healthspring *	3,900	147
Healthways *	13,100	183
HeartWare International * (A)	9,562	804
Hill-Rom Holdings	10,300	392
ICU Medical *	30,100	1,264
Immucor *	17,300	337
Impax Laboratories *	13,600	280
Incyte * (A)	76,557	1,047
Inspire Pharmaceuticals *	49,200	198
Invacare (A)	14,053	416
IPC The Hospitalist *	18,966	774
Kendle International *	2,617	31
Kindred Healthcare * (A)	19,650	490
Kinetic Concepts *	9,200	450
LCA-Vision * (A)	2,000	14
LHC Group *	14,300	427
LifePoint Hospitals *	3,800	148
Magellan Health Services *	18,195	873
Masimo (A)	34,915	1,052
Medical Action Industries *	73,800	610
Medicines *	30,600	532
Medicis Pharmaceutical, Cl A (A)	28,600	918
Mednax *	10,245	665
Meridian Bioscience	12,400	267
Merit Medical Systems *	1,750	30
Metropolitan Health Networks *	42,900	213
Momenta Pharmaceuticals * (A)	5,800	81
MWI Veterinary Supply *	11,148	772
Myriad Genetics *	26,650	494
Nektar Therapeutics *	4,400	42
Neurocrine Biosciences * (A)	25,786	174
NuVasive * (A)	69,902	1,868
NxStage Medical *	5,600	116
Omnicare (A)	27,600	790
Omnicell *	61,074	821
Owens & Minor	9,100	284
Par Pharmaceutical *	38,070	1,175
Parexel International *	67,130	1,575
Patterson	21,940	732
PDL BioPharma (A)	222,727	1,236
Pharmaceutical Product Development	8,793	242
Pharmacyclics * (A)	5,706	29
PharMerica *	54,000	635
Pozen * (A)	133,254	685
Providence Service *	43,200	709
PSS World Medical * (A)	41,175	1,071
Quality Systems (A)	13,513	1,080
Questcor Pharmaceuticals * (A)	28,000	363
Quidel * (A)	6,523	86
RehabCare Group *	41,700	1,549
Rigel Pharmaceuticals *	54,800	383
Salix Pharmaceuticals *	58,330	1,945
Savient Pharmaceuticals *	2,300	22
Seattle Genetics * (A)	26,440	393
Select Medical Holdings *	6,361	50
Sequenom *	3,116	19
Sirona Dental Systems *	1,200	61

Description	Shares	Market Value ($ Thousands)

Skilled Healthcare Group, Cl A *	21,800	$299
STERIS	30,000	1,015
Sun Healthcare Group *	16,700	246
Sunrise Senior Living * (A)	39,200	446
Symmetry Medical *	1,100	10
Targacept *	8,400	241
Techne	15,980	1,146
Teleflex (A)	31,801	1,857
Triple-S Management, Cl B *	3,195	63
Universal American Financial (A)	36,200	745
Viropharma *	30,000	538
WellCare Health Plans *	6,000	225
Zoll Medical *	19,826	918

		64,146

Industrials — 17.3%
AAR *	8,300	226
ABM Industries	10,800	288
Acacia Research - Acacia Technologies *	10,229	300
ACCO Brands *	45,262	387
Actuant, Cl A	9,200	260
Acuity Brands (A)	2,100	119
Administaff	900	27
Advanced Battery Technologies * (A)	42,100	163
Aegean Marine Petroleum Network (A)	117,100	1,022
AerCap Holdings *	179,433	2,435
Air Transport Services Group *	98,400	772
Aircastle	29,744	359
Airtran Holdings * (A)	86,800	634
Alamo Group	9,300	271
Alaska Air Group *	14,300	850
Alexander & Baldwin (A)	7,970	334
Alliant Techsystems	4,900	354
Altra Holdings *	6,300	136
American Science & Engineering	2,300	216
American Superconductor * (A)	9,700	257
Ameron International	8,800	622
Ampco-Pittsburgh	9,900	263
AO Smith	8,550	345
APAC Customer Services *	14,400	84
Apogee Enterprises	16,161	221
Applied Industrial Technologies	27,000	865
Armstrong World Industries	4,900	204
ArvinMeritor * (A)	23,700	425
Astec Industries *	16,000	549
Atlas Air Worldwide Holdings *	8,200	560
AZZ	300	13
Barnes Group (A)	36,390	774
BE Aerospace *	15,262	515
Beacon Roofing Supply * (A)	15,200	322
Belden	44,995	1,648
Blount International *	26,020	396
BlueLinx Holdings *	2,880	11
Brady, Cl A	20,418	730
Briggs & Stratton (A)	43,915	884
Brink’s	2,000	62
Builders FirstSource *	6,169	15
Carlisle	10,000	430
Cascade	5,500	269

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Celadon Group * (A)	91,205	$1,332
Cenveo *	25,490	142
Ceradyne *	19,700	753
Clean Harbors *	7,789	716
Coleman Cable * (A)	3,684	27
Columbus McKinnon *	49,466	854
Comfort Systems USA	51,386	682
Copa Holdings, Cl A	22,878	1,220
Copart * (A)	20,490	861
Corporate Executive Board	22,919	918
Corrections of America *	200	5
CoStar Group * (A)	24,495	1,388
Courier	15,336	219
CRA International *	32,545	844
Cubic	23,945	1,205
Deluxe	32,100	820
Douglas Dynamics	19,900	318
Ducommun	800	18
Dycom Industries *	29,092	502
Dynamic Materials	42,858	1,133
EMCOR Group *	88,993	2,835
Encore Wire	1,000	24
EnerNOC * (A)	13,200	254
EnerSys *	800	28
Ennis	10,821	176
EnPro Industries *	15,000	595
ESCO Technologies	9,735	373
Esterline Technologies *	8,400	601
Force Protection *	67,400	340
Franklin Electric	8,300	353
FreightCar America	2,100	59
FTI Consulting *	67,600	2,230
G&K Services, Cl A	56,426	1,829
Gardner Denver	20,164	1,475
Genco Shipping & Trading * (A)	4,800	58
GenCorp * (A)	9,300	48
Generac Holdings *	16,100	295
General Cable *	8,200	356
Geo Group *	74,500	1,895
Gibraltar Industries *	37,000	401
Global Defense Technology & Systems *	19,937	326
Global Power Equipment Group * (A)	5,400	121
Gorman-Rupp	100	4
Graco	2,700	110
GrafTech International *	29,265	586
Granite Construction (A)	33,100	943
Great Lakes Dredge & Dock	87,700	690
Greenbrier *	6,094	152
Griffon *	14,162	171
H&E Equipment Services *	33,100	519
Hawaiian Holdings *	162,825	1,081
HEICO (A)	2,300	127
Heidrick & Struggles International	1,500	41
Hexcel *	70,513	1,308
Higher One Holdings * (A)	59,093	1,110
HNI (A)	3,300	105
Horizon Lines, Cl A (A)	98,418	450
Huron Consulting Group *	24,900	693
ICF International *	2,300	52
IDEX	23,481	968

Description	Shares	Market Value ($ Thousands)

IHS, Cl A *	8,715	$730
Innerworkings * (A)	186,121	1,521
Insituform Technologies, Cl A *	3,400	88
Interface, Cl A	94,486	1,575
Interline Brands *	4,400	97
Kadant *	39,901	1,038
Kaman (A)	5,767	184
Kaydon	55,374	2,173
Kelly Services, Cl A *	15,525	326
Keyw Holding * (A)	56,956	812
Kirby *	17,300	958
Knight Transportation	60,323	1,123
Korn/Ferry International *	5,200	119
Kratos Defense & Security Solutions *	37,500	540
Ladish *	1,300	71
Landstar System	24,960	1,110
LB Foster, Cl A *	10,701	449
Lincoln Electric Holdings	2,000	143
LS Starrett, Cl A	700	9
LSI Industries	2,099	16
Lydall *	5,260	47
M&F Worldwide *	6,600	164
Manitowoc	18,500	366
Marten Transport	7,200	154
MasTec *	2,600	48
Mcgrath Rentcorp	1,876	52
Metalico * (A)	20,951	133
Michael Baker *	15,600	491
Miller Industries	6,339	105
Mine Safety Appliances	9,528	344
Mistras Group * (A)	6,833	103
Mobile Mini *	74,457	1,693
Mueller Industries	35,212	1,196
MYR Group *	700	16
NACCO Industries, Cl A	7,400	922
National Presto Industries	800	101
Navigant Consulting *	58,800	552
Navistar International *	4,900	304
Nordson	7,500	817
Northwest Pipe *	1,100	26
Old Dominion Freight Line *	25,149	774
Orion Marine Group *	68,570	847
Pacer International * (A)	53,400	290
PMFG *	100	2
Polypore International *	33,400	1,952
PowerSecure International *	9,500	70
Quad, Cl A *	9,200	399
Quanex Building Products (A)	70,490	1,331
RailAmerica *	6,200	93
Raven Industries	3,600	196
Regal-Beloit	2,200	161
Republic Airways Holdings *	60,100	381
Resources Connection	106,973	2,063
Ritchie Bros Auctioneers	42,375	1,081
Robbins & Myers	11,695	499
RSC Holdings * (A)	48,400	660
Rush Enterprises, Cl A *	7,313	137
Ryder System	21,000	1,004
School Specialty *	71,003	1,090
SeaCube Container Leasing	31,600	475
Simpson Manufacturing	21,200	613

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Skywest	25,864	$427
Spirit Aerosystems Holdings, Cl A *	28,100	730
Standard Parking *	58,909	1,070
Standard Register	5,094	18
Standex International	8,000	274
Sterling Construction *	3,653	48
Sun Hydraulics	1,100	40
Swift Transporation, Cl A *	30,500	440
SYKES Enterprises *	40,700	757
TAL International Group (A)	38,341	1,337
Teledyne Technologies *	38,620	2,023
Tennant	5,000	203
Terex *	23,134	781
Tetra Tech *	29,760	699
Textainer Group Holdings	18,900	668
Titan International (A)	8,800	211
Titan Machinery * (A)	39,493	1,016
Towers Watson, Cl A	34,364	2,021
TransDigm Group *	11,175	898
Tredegar	20,705	404
Trex * (A)	2,500	75
Trimas *	900	19
Trinity Industries	11,900	371
Triumph Group (A)	9,078	786
TrueBlue *	24,400	394
Tutor Perini	61,399	1,463
Unifirst	4,600	260
United Continental Holdings * (A)	12,011	289
United Rentals * (A)	42,895	1,329
United Stationers	7,700	519
US Airways Group * (A)	186,700	1,607
US Ecology	2,662	45
Viad	3,000	69
Vitran, Cl A *	58,727	739
VSE	600	16
Wabash National * (A)	202,102	2,106
Wabtec	21,600	1,226
Watsco	4,300	278
Watts Water Technologies, Cl A	24,958	976
Werner Enterprises	5,900	139
WESCO International * (A)	37,209	2,166
Woodward Governor	19,800	651
Xerium Technologies *	1,200	26
YRC Worldwide * (A)	552	1

		121,805

Information Technology — 17.6%
ACI Worldwide *	4,000	125
Acme Packet *	3,900	293
Acxiom *	13,400	230
ADTRAN	7,160	326
Advent Software * (A)	23,961	695
Aeroflex Holding *	43,400	853
Agilysys *	4,389	22
Amkor Technology * (A)	71,600	528
Ancestry.com *	45,422	1,493
Anixter International	14,317	1,025
AOL *	38,219	798
Applied Micro Circuits *	6,900	72
Arris Group *	87,900	1,160
Arrow Electronics *	22,600	886

Description	Shares	Market Value ($ Thousands)

Aruba Networks * (A)	6,700	$204
AsiaInfo Holdings * (A)	29,800	606
Atmel *	144,050	2,115
Avid Technology *	18,806	415
AVX	13,400	214
Benchmark Electronics *	55,997	1,056
Black Box	8,700	332
Blackbaud	6,100	162
Blackboard * (A)	29,616	1,037
Blue Coat Systems *	4,900	138
Brightpoint *	75,060	946
BroadSoft *	49,250	1,739
Brocade Communications Systems *	216,892	1,382
Cabot Microelectronics *	9,400	459
CACI International, Cl A *	32,213	1,911
Cardtronics *	41,673	790
CDC, Cl A *	5,594	17
CDC Software ADR *	101,300	655
Ceva *	74,050	1,688
Checkpoint Systems *	6,386	139
Ciber *	333,300	1,556
Ciena * (A)	69,770	1,924
Cirrus Logic *	15,800	369
Cognex	13,392	374
Coherent *	25,331	1,564
CommVault Systems *	28,460	1,040
Compuware *	27,300	307
Comtech Telecommunications (A)	26,804	725
Constant Contact * (A)	75,562	2,186
Convergys *	35,900	505
CoreLogic	3,300	62
CSG Systems International *	52,893	1,034
CTS	33,657	399
Cymer * (A)	10,000	506
Cypress Semiconductor *	11,400	239
Daktronics (A)	9,700	111
DG FastChannel *	25,070	830
Diebold (A)	44,468	1,563
Digi International *	61,300	679
Digital River * (A)	74,458	2,500
DST Systems	500	25
DTS *	18,415	835
Earthlink	198,115	1,630
Echo Global Logistics * (A)	1,900	22
EchoStar, Cl A *	600	21
Electro Rent	4,571	73
Electronics for Imaging *	17,579	271
Emulex *	120,362	1,324
Entegris *	49,500	432
Epicor Software *	6,600	68
EPIQ Systems	3,100	43
Euronet Worldwide *	45,440	821
Fair Isaac (A)	17,498	489
Fairchild Semiconductor International, Cl A *	1,900	33
Finisar *	4,000	164
Forrester Research	6,100	221
Gartner *	29,430	1,110
GSI Commerce * (A)	6,000	125
Hackett Group *	177,700	641
Heartland Payment Systems (A)	38,852	761

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Hittite Microwave *	4,700	$288
iGate (A)	8,000	145
Imation *	66,166	760
Ingram Micro, Cl A *	17,900	357
Inphi *	16,300	391
Insight Enterprises *	32,449	594
Integral Systems *	16,500	202
Integrated Device Technology *	123,059	954
InterDigital (A)	14,200	677
Intermec * (A)	88,935	999
International Rectifier *	33,910	1,090
Intersil, Cl A	35,200	450
iSoftstone Holdings ADR *	41,125	737
IXYS *	8,700	108
j2 Global Communications * (A)	17,895	521
Jack Henry & Associates	14,800	472
JDA Software Group *	15,800	466
KIT Digital * (A)	34,000	442
Knot *	45,500	456
Kulicke & Soffa Industries *	19,400	186
Lattice Semiconductor *	117,600	781
Lawson Software *	169,869	1,723
Lexmark International, Cl A *	18,000	676
Littelfuse	13,501	713
LivePerson *	7,000	70
LogMeIn *	500	18
LTX-Credence *	20,833	186
Manhattan Associates *	40,800	1,314
Mantech International, Cl A * (A)	24,267	1,048
MAXIMUS	10,729	794
Methode Electronics	54,997	644
Micrel	30,400	409
Microsemi *	5,757	127
MicroStrategy, Cl A *	10,824	1,286
Mitel Networks *	73,400	418
MKS Instruments	21,800	654
ModusLink Global Solutions *	11,717	81
MoneyGram International *	700	2
Monotype Imaging Holdings *	600	8
Move *	33,503	71
MTS Systems	6,699	310
Multi-Fineline Electronix *	9,450	270
National Instruments	9,450	294
NCR *	14,000	267
Netgear *	16,100	528
Netlogic Microsystems * (A)	56,958	2,357
Netscout Systems *	9,300	232
NetSuite * (A)	27,982	840
Newport *	5,000	83
Novatel Wireless *	57,000	337
Novell *	34,000	200
Omnivision Technologies *	11,300	346
OpenTable * (A)	9,300	827
Orbotech *	25,480	359
OSI Systems *	9,000	339
Parametric Technology *	64,374	1,526
Park Electrochemical	26,800	852
Parkervision * (A)	380,971	282
Pegasystems (A)	12,095	487
Photronics *	49,432	442
Plantronics (A)	29,200	1,019
PMC - Sierra *	49,900	394

Description	Shares	Market Value ($ Thousands)

Power Integrations	22,879	$912
Power-One * (A)	98,200	808
Progress Software * (A)	20,300	596
PROS Holdings *	57,849	662
Pulse Electronics	23,000	139
QLIK Technologies *	1,700	45
QLogic *	4,100	74
Quantum * (A)	130,634	338
Quest Software * (A)	59,623	1,597
Rackspace Hosting * (A)	4,400	162
Radisys *	27,900	232
Rambus * (A)	9,100	187
RealNetworks *	25,900	100
Renaissance Learning	100	1
RF Micro Devices *	37,900	284
RightNow Technologies *	9,041	241
Rogers *	4,236	200
Rosetta Stone * (A)	53,672	803
Rubicon Technology * (A)	73,842	1,685
Rudolph Technologies *	37,710	418
Sanmina-SCI *	21,478	336
SAVVIS *	3,300	107
Scansource *	6,200	227
Seachange International *	44,300	418
Silicon Image *	12,900	104
SMART Modular Technologies WWH *	21,100	146
SRA International, Cl A *	32,327	880
SS&C Technologies Holdings * (A)	52,505	1,029
Stamps.com	3,825	51
Standard Microsystems *	9,371	249
STEC * (A)	9,000	184
Sycamore Networks	56,135	1,199
Synaptics * (A)	5,900	174
SYNNEX * (A)	18,400	649
Synopsys *	33,269	922
Syntel	25,360	1,335
Taleo, Cl A *	27,075	874
Tech Data *	17,900	888
Tekelec *	3,014	23
TeleCommunication Systems, Cl A *	100	—
TeleNav *	46,000	516
TeleTech Holdings *	21,000	478
Teradyne * (A)	133,520	2,487
Terremark Worldwide *	500	10
Tessera Technologies *	800	14
TIBCO Software *	22,700	559
TiVo * (A)	7,400	76
TNS *	36,531	689
Trimble Navigation *	16,325	802
TriQuint Semiconductor *	400	6
Ultra Clean Holdings * (A)	44,656	472
Ultratech * (A)	26,000	643
Unisys * (A)	15,980	594
United Online	99,700	599
Universal Display * (A)	2,500	105
Valueclick *	63,734	952
Varian Semiconductor Equipment Associates *	6,500	310
Vasco Data Security International *	900	8

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Veeco Instruments * (A)	4,300	$205
VeriFone Holdings *	12,872	585
VirnetX Holding (A)	6,822	82
Vishay Intertechnology *	38,700	675
VistaPrint * (A)	67,834	3,474
Vocus *	45,939	1,116
Websense * (A)	27,300	585
Xyratex *	72,402	920
Zebra Technologies, Cl A *	28,524	1,065
Zoran *	34,000	381

		123,689

Materials — 5.0%
A. Schulman	9,482	211
AK Steel Holding (A)	12,575	201
Allied Nevada Gold * (A)	17,600	534
AM Castle *	6,169	106
American Vanguard	900	7
Aptargroup	14,389	693
Arch Chemicals	16,518	594
Boise (A)	58,200	523
Brush Engineered Materials *	5,700	249
Buckeye Technologies	28,400	744
Carpenter Technology	9,300	387
Century Aluminum *	4,700	80
Clearwater Paper *	8,800	698
Coeur d’Alene Mines * (A)	7,600	239
Cytec Industries	15,734	894
Domtar	3,600	315
Eagle Materials	5,500	178
Ferro *	33,306	530
Glatfelter	1,200	15
Globe Specialty Metals	127,621	2,972
Graham Packaging *	16,756	285
H.B. Fuller	53,558	1,154
Haynes International	27,762	1,439
Hecla Mining * (A)	18,700	190
Horsehead Holding *	105,326	1,742
Huntsman	33,079	584
Innophos Holdings	28,360	1,215
Jaguar Mining *	49,000	260
Kaiser Aluminum	2,000	101
KapStone Paper and Packaging *	12,600	216
KMG Chemicals	400	8
Koppers Holdings	17,022	688
Metals USA Holdings *	5,395	81
Minerals Technologies	17,160	1,113
Myers Industries	26,723	270
Nalco Holding	24,690	631
Neenah Paper	20,400	397
New Gold *	30,700	295
NewMarket	13,175	1,688
Olin (A)	16,054	299
Olympic Steel (A)	4,600	124
OM Group *	32,316	1,137
Omnova Solutions *	19,200	135
Packaging of America	23,287	670
PolyOne *	89,928	1,248
Quaker Chemical	6,800	263
Rock-Tenn, Cl A (A)	9,100	625
Rockwood Holdings *	10,600	493
Royal Gold	800	40

Description	Shares	Market Value ($ Thousands)

RTI International Metals * (A)	49,214	$1,403
Sandstorm Resources *	373,800	345
Schweitzer-Mauduit International	15,576	854
Sensient Technologies	31,300	1,045
Silgan Holdings	11,530	421
Solutia *	12,300	286
Spartech *	16,790	142
Stepan	3,000	211
STR Holdings * (A)	16,320	296
Temple-Inland	4,400	103
Universal Stainless & Alloy *	6,600	228
US Gold * (A)	30,500	221
Westlake Chemical	500	24
Worthington Industries	15,000	290
WR Grace *	45,371	1,726
Zep	600	9

		35,165

Telecommunication Services — 0.7%
Alaska Communications Systems Group (A)	38,264	390
Atlantic Telegraph-Network	11,300	441
Cincinnati Bell *	62,100	164
Cogent Communications Group *	18,689	275
Consolidated Communications Holdings	6,223	114
Global Crossing * (A)	16,635	262
Leap Wireless International *	35,000	428
Neutral Tandem *	57,100	982
Premiere Global Services *	362	2
SBA Communications, Cl A * (A)	15,425	649
USA Mobility	47,100	703
Vonage Holdings *	42,000	186

		4,596

Utilities — 2.4%
AGL Resources (A)	34,515	1,312
Allete	18,052	682
Avista	19,000	424
California Water Service Group	7,100	251
Central Vermont Public Service	7,700	164
CH Energy Group	900	44
Chesapeake Utilities	8,127	332
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	8,800	153
Cleco	37,173	1,203
El Paso Electric *	36,100	1,014
GenOn Energy *	39,123	158
Great Plains Energy	84,015	1,613
IDACORP	19,356	731
Laclede Group	3,000	117
Nicor	10,100	533
NorthWestern	26,500	788
Portland General Electric	164,569	3,854
South Jersey Industries	7,374	404
UIL Holdings	26,545	816
Unisource Energy	28,000	1,021
Vectren	19,300	508
Westar Energy (A)	27,826	723

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

WGL Holdings	10,270	$390

		17,235

Total Common Stock (Cost $527,783) ($ Thousands)		655,375

EXCHANGE TRADED FUNDS — 0.4%
iShares Russell 2000 Index Fund	8,259	679
iShares Russell 2000 Value Index Fund(A)	24,200	1,806

Total Exchange Traded Funds (Cost $2,371) ($ Thousands)		2,485

PREFERRED STOCK — 0.2%

Consumer Discretionary — 0.1%
Callaway Golf (E)	3,600	453

Energy — 0.0%
GeoMet *	11,535	89

Financials — 0.1%
Grubb & Ellis *	7,900	687

Total Preferred Stock (Cost $1,221) ($ Thousands)		1,229

CONVERTIBLE BONDS — 0.1%

Consumer Discretionary — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/14 (B) (C) (F)	2,856	114

Energy — 0.1%
Rentech
4.000%, 04/15/13	521	468

Total Convertible Bonds (Cost $680) ($ Thousands)		582

	Number Of Rights

RIGHTS — 0.0%

United States — 0.0%
Central Pacific Financial, Expires
04/01/11*	630	12
Ligand Pharma, Expires
01/05/12*	64,529	—

Total Rights (Cost $80) ($ Thousands)		12

	Number of Warrants

WARRANTS — 0.0%
Kulim, Expires 02/27/16	21,800	—
Oilsands Quest,
Expires 05/12/11 *	247,050	7

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
	Number of Warrants

Rentech, Expires 04/25/12 * (B) (C) (D)	16,100	$—
Sandstorm Resources, Expires 04/23/14 *	257,125	123
Titanium Asset Management, Expires 06/21/11 *	122,200	—
Washington Mutual (G)	7,535	7

Total Warrants (Cost $52) ($ Thousands)		137

U.S. TREASURY OBLIGATION — 1.2%
U.S. Treasury Bills
0.169%, 06/30/11 (H) (I)	$8,501	8,497

Total U.S. Treasury Obligation (Cost $8,496) ($ Thousands)		8,497

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090% ** †	24,167,503	24,168

Total Cash Equivalent (Cost $24,168) ($ Thousands)		24,168

AFFILIATED PARTNERSHIP — 21.1%
SEI Liquidity Fund, L.P. 0.200% (J) ** †	154,195,069	148,554

Total Affiliated Partnership (Cost $154,195) ($ Thousands)		148,554

Total Investments — 119.5% (Cost $719,046)($ Thousands)††		$841,039

A summary of the open futures contracts held by the Fund at February 28, 2011, is as follows:
Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	442	Mar-2011	$801

For the period ended February 28, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $703,658 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2011.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2011

††	At February 28, 2011, the tax basis cost of the Fund’s investments was $719,046 ($ Thousands), and the unrealized appreciation and depreciation were $147,876($ Thousands) and $(25,883) ($ Thousands), respectively.

(A)	This security or a partial position of this security is on loan at February 28, 2011. The total value of securities on loan at February 28, 2011 was $145,056 ($ Thousands).

(B)	Securities considered illiquid. The total value of such securities as of February 28, 2011 was $370 ($ Thousands) and represented 0.0%of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2011 was $370 and represented 0.0% of Net Assets.

(D)	Securities considered restricted. The total value of such securities as of February 28, 2011 was $256 ($ Thousands) and represented 0.0% of Net Assets.

(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(F)	Security in default on interest payments.

(G)	This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(H)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(J)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2011was $148,554 ($ Thousands)

ADR	— American Depositary Receipt
Cl	— Class
L.P.	— Limited Partnership
REIT	— Real Estate Investment Trust
Ser	— Series

The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	655,109	156	110	655,375
Exchange Traded Funds	2,485	—	—	2,485
Preferred Stock	—	1,229	—	1,229
Convertible Bonds	—	468	114	582
Warrants	7	130	—	137
Rights	12	—	—	12
Affiliated Partnership	—	148,554	—	148,554
U.S. Treasury Obligation	—	8,497	—	8,497
Cash Equivalent	24,168	—	—	24,168

Total Investments in Securities	$681,781	$159,034	$224	$841,039

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$801	$—	$—	$801

Total Other Financial Instruments	$801	$—	$—	$801

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Convertible Bonds
Beginning balance as of June 1, 2010	$358	$1,031
Accrued discounts/premiums	—	(31)
Realized gain/(loss)	—	(246)
Change in unrealized appreciation/(depreciation)	(248)	(63)
Net purchases/sales	—	(577)
Net transfer in and/or out of Level 3	—	—

Ending balance as of February 28, 2011	$110	$114

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(248)	$(114)

For the period ended February 28, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2011

Restricted Securities — At February 28, 2011, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at February 28, 2011 are as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($Thousands)	% of Net Assets
Rentech	13,800	4/20/07	4/20/07	$—	$—	0.00%
Titanium Asset PP	105,000	8/6/07	8/6/07	729	110	0.02%
Value Creation	859,600	2/29/08	2/29/08	1,225	146	0.02%

13	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Consumer Discretionary — 13.6%
1-800-FLOWERS.COM, Cl A *	22,059	$61
AFC Enterprises *	144,821	2,142
American Eagle Outfitters	284,153	4,362
American Greetings, Cl A (A)	33,400	723
American Public Education * (A)	36,204	1,536
Ameristar Casinos	65,435	1,096
AnnTaylor Stores * (A)	77,839	1,807
Apollo Group, Cl A *	59,509	2,693
Arctic Cat *	68,000	864
Autoliv (A)	36,100	2,703
Belo, Cl A *	147,440	1,175
Big 5 Sporting Goods (A)	11,600	162
Big Lots *	142,850	5,861
Blue Nile *	5,300	303
Bob Evans Farms	41,100	1,288
Body Central *	21,800	372
Bon-Ton Stores * (A)	300	5
Bridgepoint Education * (A)	243,991	4,567
Brinker International (A)	56,300	1,331
Brown Shoe	38,500	597
Brunswick (A)	137,550	3,168
Buffalo Wild Wings * (A)	75,250	3,987
Cabela’s * (A)	63,978	1,736
Cablevision Systems, Cl A	68,400	2,521
Callaway Golf (A)	292,315	2,262
Carter’s *	48,600	1,393
Casual Male Retail Group *	85,200	364
Cato, Cl A	97,847	2,373
CBS, Cl B	54,500	1,300
CEC Entertainment	62,544	2,420
Cheesecake Factory * (A)	69,280	2,012
Chico’s FAS	78,810	1,083
Childrens Place Retail Stores * (A)	65,988	3,016
Chipotle Mexican Grill, Cl A *	4,600	1,127
Cinemark Holdings	144,100	2,894
Coinstar * (A)	57,523	2,455
Columbia Sportswear (A)	42,250	2,653
Cooper Tire & Rubber (A)	226,785	5,320
Cracker Barrel Old Country Store (A)	46,608	2,323
CROCS *	416,894	7,358
Deckers Outdoor *	600	53
Destination Maternity	19,500	879
Dick’s Sporting Goods *	164,891	6,124
Dillard’s, Cl A (A)	67,000	2,837
Domino’s Pizza *	167,991	2,834
Domino’s Pizza UK & IRL	290,670	2,196
DR Horton	139,890	1,656
DSW, Cl A * (A)	101,700	4,130
Eastman Kodak * (A)	223,300	759
Estacio Participacoes	195,240	2,861
Ethan Allen Interiors (A)	61,051	1,346
Expedia (A)	87,214	1,732
Express (A)	119,393	2,147
Family Dollar Stores	38,100	1,908
Fortune Brands	3,608	223
Fossil *	27,100	2,080
GameStop, Cl A * (A)	66,219	1,321
Gannett (A)	185,362	3,060
Gap	98,507	2,219
Garmin (A)	9,800	333
Gaylord Entertainment * (A)	225,534	8,126

Description	Shares	Market Value ($ Thousands)

Genesco *	33,900	$1,340
Gentex (A)	55,157	1,670
Guess?	39,809	1,803
Hanesbrands * (A)	171,750	4,450
Harley-Davidson (A)	86,280	3,522
Harman International Industries	71,011	3,454
hhgregg * (A)	86,558	1,284
HOT Topic (A)	175,700	940
Hyatt Hotels, Cl A *	67,693	3,097
Intercontinental Hotels Group ADR	212,350	4,748
International Game Technology	118,723	1,954
International Speedway, Cl A	39,723	1,101
Interpublic Group	546,550	7,214
Jarden	52,045	1,711
Jones Group	300,277	3,994
Kirkland’s *	47,490	726
Lakeland Industries *	27,000	219
Las Vegas Sands *	25,509	1,190
Libbey *	50,200	863
Life Time Fitness * (A)	36,364	1,395
Limited Brands	2,200	70
Lincoln Educational Services (A)	105,000	1,629
Live Nation *	427,222	4,541
LKQ *	176,627	4,197
Lululemon Athletica * (A)	27,250	2,114
Lumber Liquidators Holdings * (A)	75,950	1,768
Marriott International, Cl A	31,800	1,247
MDC Partners, Cl A	70,000	1,215
Men’s Wearhouse (A)	49,715	1,327
Meredith (A)	23,090	814
Meritage Homes *	59,675	1,540
Mohawk Industries *	26,100	1,517
National CineMedia	319,142	6,029
NetFlix * (A)	18,900	3,906
New Frontier Media *	103,500	218
Nordstrom	42,765	1,935
NVR * (A)	1,550	1,128
OfficeMax * (A)	119,139	1,637
Overstock.com *	3,103	47
Pacific Sunwear of California *	205,050	925
Penn National Gaming *	178,513	6,385
Penske Auto Group *	28,000	570
PEP Boys-Manny Moe & Jack	62,615	784
PetMed Express (A)	69,000	1,027
PetSmart (A)	30,045	1,228
Phillips-Van Heusen	78,280	4,697
Pinnacle Entertainment *	65,465	860
Polaris Industries (A)	57,326	4,325
Pool	9,600	240
Pre-Paid Legal Services * (A)	9,200	607
Quiksilver *	267,657	1,154
RadioShack	65,700	972
RC2 *	51,670	1,122
Regis (A)	93,494	1,639
Rent-A-Center, Cl A	30,500	1,008
Royal Caribbean Cruises * (A)	9,700	425
Ruby Tuesday * (A)	196,236	2,622
Ryland Group (A)	110,057	1,911
Saks * (A)	254,660	3,120
Scholastic (A)	45,700	1,435
Scientific Games, Cl A *	613,951	5,501
Scripps Networks Interactive, Cl A	11,680	607
Shoe Carnival *	9,700	252

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Shuffle Master *	60,838	$572
Shutterfly *	36,040	1,539
Sinclair Broadcast Group, Cl A	93,100	1,205
Sirius XM Radio * (A)	245,300	444
Skechers U.S.A., Cl A *	51,300	1,066
Spectrum Group International *	3,929	10
Stage Stores	71,200	1,242
Starwood Hotels & Resorts Worldwide	20,000	1,222
Steiner Leisure * (A)	22,100	1,042
Steven Madden *	13,925	601
Stoneridge *	49,987	754
Summit Hotel Properties ‡ *	100,000	975
Talbots * (A)	347,972	2,175
Tempur-Pedic International *	243,808	11,445
Tenneco * (A)	84,270	3,361
Tesla Motors * (A)	38,000	908
Thor Industries (A)	61,400	2,041
Tractor Supply (A)	23,825	1,240
True Religion Apparel * (A)	53,870	1,280
TRW Automotive Holdings *	51,824	2,944
Ulta Salon Cosmetics & Fragrance *	52,800	2,203
Under Armour, Cl A * (A)	49,500	3,278
Urban Outfitters *	105,500	4,049
Warnaco Group *	9,980	586
Whirlpool (A)	24,900	2,054
Whistler Blackcomb Holdings	55,700	709
Williams-Sonoma (A)	69,100	2,494
WMS Industries * (A)	84,638	3,368
Wyndham Worldwide	127,700	3,994
Zumiez * (A)	95,895	2,500

		322,508

Consumer Staples — 2.4%
Cal-Maine Foods (A)	31,900	921
Casey’s General Stores	30,515	1,253
Central Garden and Pet *	73,524	671
Central Garden and Pet, Cl A *	66,227	610
China-Biotics * (A)	67,900	793
Chiquita Brands International * (A)	103,100	1,772
ConAgra Foods	109,289	2,531
Constellation Brands, Cl A *	118,406	2,406
Corn Products International	36,345	1,774
Cosan Industria e Comercio (Brazil)	45,300	703
Del Monte Foods	218,224	4,131
Diamond Foods (A)	71,850	3,661
Dole Food * (A)	68,399	1,009
Fresh Del Monte Produce (A)	48,300	1,381
Fresh Market * (A)	44,020	1,796
Green Mountain Coffee Roasters * (A)	126,110	5,143
Hain Celestial Group * (A)	59,451	1,773
Hansen Natural *	13,700	788
Herbalife	8,100	635
J&J Snack Foods	15,015	660
Kroger	114,280	2,617
Kulim Malaysia	412,000	467
Lancaster Colony (A)	22,600	1,305
Mead Johnson Nutrition, Cl A	24,300	1,454
Medifast * (A)	42,438	982
Molson Coors Brewing, Cl B (A)	64,593	2,954
Nash Finch (A)	7,852	317

Description	Shares	Market Value ($ Thousands)

Omega Protein *	90,700	$1,042
Pantry *	157,320	2,479
Prestige Brands Holdings *	118,868	1,310
Ruddick (A)	5,106	188
Safeway	23,600	515
Spartan Stores	72,761	1,097
Supervalu (A)	94,000	811
Sysco	86,593	2,407
TreeHouse Foods * (A)	60,001	3,130
Viterra	76,700	937
Weis Markets	17,700	702
Whole Foods Market	4,000	234

		59,359

Energy — 7.1%
Alpha Natural Resources * (A)	51,900	2,814
Approach Resources *	8,000	260
Arch Coal (A)	38,300	1,284
Atlas Energy	4,450	73
Atwood Oceanics * (A)	32,900	1,498
Berry Petroleum, Cl A (A)	277,538	14,429
BPZ Resources * (A)	163,700	1,064
Brigham Exploration * (A)	102,209	3,739
Cabot Oil & Gas	63,260	2,888
CARBO Ceramics (A)	6,300	781
Carrizo Oil & Gas *	20,575	766
Cheniere Energy * (A)	2,939	31
Clean Energy Fuels * (A)	36,700	515
Cloud Peak Energy *	39,000	800
Complete Production Services*(A)	145,536	4,193
Comstock Resources * (A)	121,434	3,224
Core Laboratories (A)	13,800	1,426
Crosstex Energy	14,762	152
CVR Energy *	30,100	569
Delek US Holdings (A)	5,400	61
Dresser-Rand Group * (A)	52,905	2,607
Dril-Quip *	71,540	5,487
Energy XXI Bermuda * (A)	29,389	1,013
EQT (A)	50,299	2,480
Exterran Holdings * (A)	69,500	1,578
Forest Oil *	38,050	1,350
Frontier Oil	47,195	1,317
Frontline	74,688	2,016
GeoMet * (A)	94,700	129
Global Geophysical Services *	13,400	189
Global Industries *	158,658	1,425
GMX Resources * (A)	171,400	890
Golar LNG	3,400	65
Goodrich Petroleum * (A)	238,566	4,852
Green Plains Renewable Energy *	1,900	23
Gulfmark Offshore, Cl A *	46,900	2,081
Helix Energy Solutions Group *(A)	158,631	2,443
Hornbeck Offshore Services *(A)	97,690	2,775
ION Geophysical * (A)	384,650	4,931
Karoon Gas Australia *	82,109	587
Key Energy Services * (A)	472,401	7,322
Kinder Morgan Escrow *	58,118	—
Kodiak Oil & Gas * (A)	286,262	2,167
Lufkin Industries	25,351	1,981
Magnum Hunter Resources * (A)	132,465	948
Massey Energy (A)	5,800	367
Matrix Service *	35,800	500
McMoRan Exploration * (A)	29,100	509
Murphy Oil	42,396	3,117
Nabors Industries *	101,863	2,900

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Newfield Exploration *	36,340	$2,645
Newpark Resources * (A)	251,074	1,753
Nordic American Tanker Shipping (A)	8,416	206
North American Energy Partners *	44,766	590
Northern Oil and Gas * (A)	23,635	751
Oil States International *	2,200	160
Oilsands Quest * (A)	2,050,024	1,051
Overseas Shipholding Group (A)	57,280	1,934
Patriot Coal * (A)	54,890	1,295
Patterson-UTI Energy	27,700	757
Penn Virginia	44,900	731
PetroHawk Energy *	127,398	2,752
Petroleum Development * (A)	42,456	1,992
Petroquest Energy * (A)	28,400	245
Pioneer Natural Resources (A)	24,307	2,488
Quicksilver Resources *	114,522	1,774
Range Resources (A)	52,080	2,828
Rosetta Resources * (A)	64,867	2,942
Scorpio Tankers * (A)	187,972	1,934
SEACOR Holdings	7,500	711
Ship Finance International (A)	47,944	997
SM Energy (A)	29,950	2,171
Spectra Energy	91,279	2,442
StealthGas *	42,100	294
Sunoco	4,600	193
Swift Energy *	85,549	3,674
Targa Resources	46,197	1,514
Tesoro * (A)	123,200	2,930
Tidewater (A)	61,324	3,815
USEC * (A)	61,099	325
Vantage Drilling * (A)	453,900	944
Venoco *	8,600	159
W&T Offshore (A)	134,500	3,434
Warren Resources *	142,278	700
Western Refining * (A)	88,300	1,437
Whiting Petroleum *	161,919	10,580
World Fuel Services (A)	124,215	5,147

		168,911

Financials — 18.5%
1st Source	800	16
Advance America Cash Advance Centers	104,300	561
Allied World Assurance Holdings	39,215	2,420
Alterra Capital Holdings (A)	20,900	452
AMB Property ‡ (A)	108,550	3,949
American Campus Communities ‡	11,800	394
American Capital Agency ‡ (A)	66,967	1,972
American Equity Investment Life Holding (A)	61,500	812
American Financial Group	164,635	5,701
American National Insurance	600	49
Ameriprise Financial	78,774	4,988
Annaly Capital Management ‡	65,700	1,178
Anworth Mortgage Asset ‡ (A)	110,400	788
Apartment Investment & Management, Cl A ‡ (A)	118,708	3,045
Arch Capital Group *	40,816	3,694
Ares Capital	8,677	155
Aspen Insurance Holdings (A)	81,000	2,393
Associated Banc (A)	110,735	1,602
Assured Guaranty	953	14
Astoria Financial	17,787	250
AvalonBay Communities ‡ (A)	19,313	2,337

Description	Shares	Market Value ($ Thousands)

Banco Latinoamericano de Comercio Exterior, Cl E	80,200	$1,348
Bancorp Rhode Island	10,800	340
Bancorpsouth (A)	240,396	3,832
BankUnited *	102,219	2,898
Berkshire Hills Bancorp	27,210	614
BGC Partners, Cl A (A)	113,900	1,089
BioMed Realty Trust ‡ (A)	122,276	2,219
BofI Holding * (A)	600	9
Boston Private Financial Holdings (A)	211,443	1,499
Boston Properties ‡	64,638	6,200
Brandywine Realty Trust ‡	197,130	2,425
Brasil Brokers Participacoes	104,400	484
Calamos Asset Management, Cl A	1,822	30
Campus Crest Communities ‡	32,400	464
CapitalSource	154,490	1,171
CapLease ‡	210,800	1,132
Capstead Mortgage ‡ (A)	189,876	2,495
Cardinal Financial	85,272	949
Cash Store Financial Services (A)	85,555	1,155
Cathay General Bancorp	54,600	968
CB Richard Ellis Group, Cl A *	119,079	2,982
CBL & Associates Properties ‡ (A)	241,039	4,303
Cedar Shopping Centers ‡	145,000	879
Centerstate Banks	7,918	57
CETIP - Balcao Organizado de Ativos e Derivativos	48,100	718
Chatham Lodging Trust ‡	18,400	321
Chemical Financial	17,142	345
Chimera Investment ‡	363,400	1,566
City Holding (A)	4,400	151
City National	3,400	200
CNA Financial	54,600	1,607
CNO Financial Group *	308,625	2,234
Comerica (A)	74,570	2,901
Commerce Bancshares	1	—
CommonWealth REIT ‡	137,050	3,935
CommonWealth REIT (Fractional Shares) ‡*	25,000	—
Cowen Group, Cl A * (A)	228,600	978
Credit Acceptance *	19,263	1,359
CreXus Investment ‡	62,200	821
Cullen/Frost Bankers (A)	9,300	545
CVB Financial (A)	160,617	1,343
Delphi Financial Group, Cl A	25,500	789
Developers Diversified Realty ‡ (A)	163,703	2,341
DiamondRock Hospitality ‡ (A)	301,394	3,544
Dollar Financial * (A)	57,000	1,219
Duff & Phelps, Cl A	37,655	593
DuPont Fabros Technology ‡ (A)	5,200	127
Eagle Bancorp * (A)	59,391	879
East West Bancorp	7,100	165
Eaton Vance	76,612	2,398
Education Realty Trust ‡	526,300	4,342
EMC Insurance Group	12,067	295
Employers Holdings	190,335	3,830
Encore Bancshares *	20,600	252
Endurance Specialty Holdings	125,506	6,224
Equity One ‡ (A)	92,857	1,777
Equity Residential ‡	95,150	5,244
ESSA Bancorp	18,100	235
Essex Property Trust ‡ (A)	26,600	3,293
Evercore Partners, Cl A	55,400	1,910
Everest Re Group	22,700	2,012

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Excel Trust ‡ (A)	76,817	$938
FBL Financial Group, Cl A	1,000	31
FBR Capital Markets *	182,500	679
Federal Realty Investment Trust ‡	30,490	2,567
Federated Investors, Cl B (A)	170,888	4,710
Fifth Third Bancorp	148,816	2,173
Financial Engines * (A)	57,605	1,406
First Financial Bancorp (A)	200,294	3,391
First Horizon National (A)	131,687	1,514
First Midwest Bancorp	127,463	1,538
First Niagara Financial Group (A)	2,500	36
First Potomac Realty Trust ‡	53,560	864
First South Bancorp NC	500	3
FirstMerit (A)	129,032	2,200
Flushing Financial (A)	126,900	1,817
Gain Capital Holdings *	115,000	890
General Growth Properties ‡	61,120	973
General Shopping Brasil (Brazil) *	57,200	373
GFI Group	157,800	789
Global Indemnity, Cl A *	6,200	138
Gluskin Sheff + Associates	31,900	695
Great American Group *	115,000	39
Grubb & Ellis * (A)	94,260	104
Hancock Holding (A)	84,657	2,935
Hanover Insurance Group	125,520	5,833
Hatteras Financial ‡	21,200	627
HCP ‡	156,300	5,939
Health Care REIT ‡ (A)	43,884	2,292
Hercules Technology Growth Capital	94,618	1,046
Highwoods Properties ‡ (A)	93,315	3,166
Home Bancshares	28,900	651
Home Properties ‡	8,190	483
Horace Mann Educators	135,085	2,290
Hospitality Properties Trust ‡	108,500	2,496
Host Hotels & Resorts ‡	396,356	7,293
Hudson Valley Holding	30,646	653
Huntington Bancshares	421,400	2,882
Iberiabank (A)	29,490	1,689
Infinity Property & Casualty (A)	51,114	3,103
Inland Real Estate ‡ (A)	228,001	2,148
International Bancshares (A)	47,046	898
Janus Capital Group (A)	137,110	1,841
Jones Lang LaSalle	22,024	2,167
Justice Holdings *	133,845	2,144
Kennedy-Wilson Holdings * (A)	23,900	263
Keycorp	253,750	2,319
Kilroy Realty ‡ (A)	7,700	298
Knight Capital Group, Cl A * (A)	64,500	904
LaSalle Hotel Properties ‡	34,595	976
Lexington Realty Trust ‡ (A)	475,762	4,505
Liberty Property Trust ‡ (A)	130,968	4,423
LPL Investment Holdings *	53,915	1,812
LTC Properties ‡	14,200	415
M&T Bank (A)	2,100	185
Macerich ‡ (A)	36,498	1,848
Mack-Cali Realty ‡	42,950	1,458
Maiden Holdings	69,600	556
MarketAxess Holdings	177,468	3,796
MB Financial	37,300	767
Meadowbrook Insurance Group	430,805	4,377
Medical Properties Trust ‡	87,000	1,021
MF Global Holdings *	53,782	466
MFA Mortgage Investments ‡	765,434	6,483
MGIC Investment * (A)	469,175	4,030

Description	Shares	Market Value ($ Thousands)

Mid-America Apartment Communities ‡ (A)	40,041	$2,601
Montpelier Re Holdings (A)	75,900	1,531
Moody’s (A)	141,000	4,498
MSCI, Cl A *	46,892	1,665
NASB Financial (A)	400	6
NASDAQ OMX Group *	200	6
National Financial Partners * (A)	62,130	879
National Penn Bancshares	566,346	4,497
National Retail Properties ‡ (A)	81,198	2,086
Nationwide Health Properties ‡	1,100	47
Nelnet, Cl A	101,300	2,262
Netspend Holdings * (A)	73,477	963
NewAlliance Bancshares	31,000	485
Northwest Bancshares	80,500	977
Old National Bancorp	106,150	1,189
Oppenheimer Holdings, Cl A	1,153	38
Oriental Financial Group	50,000	599
PacWest Bancorp (A)	77,278	1,600
PartnerRe	40,000	3,172
Pennsylvania Real Estate Investment Trust ‡ (A)	44,700	645
People’s United Financial (A)	267,901	3,531
Piedmont Office Realty Trust, Cl A ‡ (A)	33,700	674
Platinum Underwriters Holdings (A)	88,559	3,693
Plum Creek Timber ‡	100	4
PMI Group *	200	1
Post Properties ‡	54,958	2,143
PrivateBancorp, Cl A (A)	64,640	926
ProAssurance *	101,483	6,427
ProLogis ‡	192,450	3,129
Prosperity Bancshares	30,590	1,249
Protective Life (A)	69,479	1,975
Public Storage ‡	42,004	4,715
Pzena Investment Management, Cl A	1,000	7
Radian Group (A)	117,400	829
RAIT Financial Trust ‡ (A)	69,000	236
Raymond James Financial	62,134	2,381
Redwood Trust ‡ (A)	89,930	1,473
Regency Centers ‡ (A)	65,300	2,955
Regions Financial	118,700	907
Reinsurance Group of America, Cl A	89,727	5,419
Renasant	23,400	376
Republic Bancorp, Cl A (A)	37,026	635
S&T Bancorp (A)	16,600	370
Safeguard Scientifics *	82,787	1,737
Sandy Spring Bancorp	52,828	1,009
SCBT Financial	16,100	521
Selective Insurance Group	44,800	814
Senior Housing Properties Trust ‡	113,600	2,788
Signature Bank NY * (A)	16,829	873
Simmons First National, Cl A	14,300	412
Simon Property Group ‡	52,829	5,813
SL Green Realty ‡	29,100	2,204
Southside Bancshares (A)	34,400	785
Sovran Self Storage ‡ (A)	16,800	652
StanCorp Financial Group	36,700	1,688
Starwood Property Trust ‡	21,000	491
Stifel Financial * (A)	21,691	1,556
Sunstone Hotel Investors ‡ *	258,623	2,778
Susquehanna Bancshares (A)	302,342	2,890

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

SVB Financial Group * (A)	108,685	$5,889
Synovus Financial (A)	1,320,861	3,368
Taubman Centers ‡ (A)	32,600	1,809
TCF Financial (A)	266,243	4,321
TD Ameritrade Holding	210,624	4,592
TFS Financial	52,300	543
THL Credit	29,500	397
Titanium Asset * (B) (C) (D)	105,000	94
Titanium Asset Management *	42,000	38
Tower Group	14,300	389
Trustco Bank (A)	90,200	544
Trustmark (A)	63,178	1,482
United Financial Bancorp	15,000	234
Unitrin	74,800	2,191
Unum Group	181,694	4,820
Uranium Participation *	98,500	913
U-Store-It Trust ‡	173,610	1,780
Validus Holdings	58,800	1,820
Value Creation * (B) (C) (D)	85,600	105
Ventas ‡ (A)	49,900	2,765
ViewPoint Financial Group	48,800	648
Vornado Realty Trust ‡	16,391	1,530
Waddell & Reed Financial, Cl A	69,454	2,805
Walter Investment Management ‡	8,700	170
Washington Federal	96,925	1,723
Washington Real Estate Investment Trust ‡	15,000	469
Webster Financial (A)	48,115	1,115
Weingarten Realty Investors ‡ (A)	53,300	1,379
WesBanco	15,677	327
Westamerica Bancorporation (A)	3,600	186
Western Alliance Bancorp * (A)	281,794	2,285
Whitney Holding (A)	323,087	4,581
Willis Group Holdings	69,814	2,715
Wintrust Financial (A)	106,960	3,592
World Acceptance * (A)	53,127	3,178
WR Berkley (A)	39,600	1,186
WSFS Financial	32,511	1,522
Zions Bancorporation (A)	363,715	8,496

		434,964

Health Care — 10.2%
Abaxis *	41,131	1,091
Acadia Pharmaceuticals *	306,000	462
Accelrys * (A)	14,394	125
Accuray *	56,700	561
Achillion Pharmaceuticals *	135,957	790
Acorda Therapeutics *	135,089	2,833
Alere * (A)	22,200	858
Alexion Pharmaceuticals *	44,400	4,275
Align Technology * (A)	62,699	1,307
Allscripts Healthcare Solutions *	151,760	3,240
Amedisys * (A)	17,150	616
AMERIGROUP * (A)	33,341	1,912
AmerisourceBergen	69,338	2,629
AMN Healthcare Services *	35,000	261
Amsurg, Cl A * (A)	126,291	2,984
Analogic	4,405	239
Ardea Biosciences *	27,087	718
Arena Pharmaceuticals * (A)	412,745	669
Array Biopharma *	772	2
Assisted Living Concepts, Cl A *	17,000	611
athenahealth * (A)	47,090	2,135
Auxilium Pharmaceuticals * (A)	180,447	4,055
Bruker * (A)	16,600	318

Description	Shares	Market Value ($ Thousands)

Cardiome Pharma * (A)	118,494	$684
Catalyst Health Solutions *	122,444	5,536
Cephalon * (A)	16,800	946
Cepheid *	1,206	32
Chemed (A)	18,577	1,216
Conceptus * (A)	84,835	1,193
Conmed *	16,650	441
Cooper (A)	93,720	5,794
Corvel *	1,262	62
Covance * (A)	72,750	4,105
Coventry Health Care *	118,900	3,591
Cyberonics *	114,000	3,765
Dentsply International	41,485	1,550
Durect *	242,059	784
Edwards Lifesciences *	24,000	2,041
Emergent Biosolutions *	35,615	749
Endo Pharmaceuticals Holdings *	65,900	2,341
Ensign Group (A)	62,500	1,901
ePocrates *	27,150	589
eResearch Technology *	25,800	164
Exact Sciences *	12,103	66
Exactech *	16,200	307
Exelixis *	27,700	345
Forest Laboratories *	42,800	1,387
Gen-Probe * (A)	125,930	7,919
Geron * (A)	38,363	190
Greatbatch *	18,070	450
Haemonetics *	18,745	1,156
Health Management Associates, Cl A *	350,629	3,506
Health Net *	140,045	4,120
Healthsouth * (A)	164,866	3,991
Healthways *	12,600	176
HeartWare International * (A)	43,807	3,683
Hill-Rom Holdings	28,400	1,081
Hologic *	135,595	2,736
Humana *	24,900	1,619
ICU Medical *	42,000	1,764
Idexx Laboratories * (A)	14,300	1,111
Impax Laboratories *	59,517	1,225
Incyte * (A)	246,839	3,377
Inspire Pharmaceuticals *	55,400	223
Invacare (A)	97,984	2,897
IPC The Hospitalist *	15,796	644
Kindred Healthcare * (A)	28,800	718
Kinetic Concepts * (A)	44,000	2,155
LHC Group * (A)	30,800	920
LifePoint Hospitals *	102,649	4,001
Lincare Holdings (A)	63,400	1,860
Magellan Health Services *	85,744	4,114
Masimo	29,070	876
Medical Action Industries *	70,700	584
Medicines *	65,700	1,142
Mednax *	36,090	2,343
Meridian Bioscience (A)	15,400	332
Metropolitan Health Networks *	197,591	982
Micromet * (A)	542	3
Momenta Pharmaceuticals * (A)	7,400	103
MWI Veterinary Supply *	19,397	1,343
Mylan Laboratories *	127,565	2,917
Myriad Genetics *	46,295	857
Nektar Therapeutics *	4,200	40
Neurocrine Biosciences *	24,216	163
NuVasive * (A)	110,857	2,963
Omeros *	1,200	8

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Omnicare (A)	134,020	$3,837
Omnicell *	92,084	1,238
Onyx Pharmaceuticals * (A)	141,025	4,970
Owens & Minor	20,600	643
Par Pharmaceutical *	140,439	4,337
Parexel International *	127,723	2,998
Patterson	132,075	4,409
PDL BioPharma (A)	253,800	1,409
PerkinElmer	70,730	1,874
Perrigo (A)	40,737	3,114
Pharmaceutical Product Development	179,550	4,932
Pharmacyclics * (A)	21,797	112
Pharmasset *	28,060	1,403
PharMerica *	141,802	1,666
Pozen *	110,920	570
Providence Service *	44,117	724
PSS World Medical * (A)	61,950	1,612
Quality Systems (A)	55,755	4,455
Quest Diagnostics	39,554	2,245
Regeneron Pharmaceuticals * (A)	63,860	2,316
RehabCare Group *	40,000	1,486
Rigel Pharmaceuticals * (A)	117,200	819
Salix Pharmaceuticals *	109,905	3,664
Sciclone Pharmaceuticals * (A)	157,173	698
Seattle Genetics * (A)	173,400	2,575
Select Medical Holdings *	24,496	191
Sequenom *	4,170	26
Sirona Dental Systems *	127,910	6,454
Skilled Healthcare Group, Cl A *	98,400	1,349
SXC Health Solutions *	69,490	3,429
Techne	30,023	2,152
Teleflex (A)	98,495	5,751
Triple-S Management, Cl B *	2,100	41
United Therapeutics * (A)	56,850	3,833
Valeant Pharmaceuticals International (A)	69,861	2,800
Vertex Pharmaceuticals * (A)	29,805	1,391
Viropharma *	6,300	113
Volcano * (A)	92,500	2,427
Waters *	925	77
WellCare Health Plans *	135,070	5,072
Zoll Medical *	68,924	3,190

		238,974

Industrials — 16.8%
AAR *	63,893	1,744
ABM Industries (A)	56,589	1,507
Acacia Research-Acacia Technologies *	4,415	129
ACCO Brands *	125,700	1,075
Actuant, Cl A	141,074	3,992
Administaff	2,000	60
Advisory Board * (A)	73,270	3,748
Aecom Technology *	168,920	4,838
Aegean Marine Petroleum Network	112,100	979
AerCap Holdings *	227,248	3,084
AGCO *	82,450	4,517
Air Transport Services Group *	22,900	180
Aircastle	90,700	1,095
Airtran Holdings * (A)	72,800	531
Albany International, Cl A	1,000	24
Alexander & Baldwin (A)	22,905	961
Allegiant Travel, Cl A (A)	34,210	1,412

Description	Shares	Market Value ($ Thousands)

Alliant Techsystems	10,823	$781
Altra Holdings *	10,284	222
American Reprographics *	4,500	40
American Science & Engineering	1,600	150
American Superconductor * (A)	18,800	499
Ameron International	12,350	873
AO Smith	77,866	3,146
Apogee Enterprises	600	8
Applied Industrial Technologies	23,000	737
ArvinMeritor * (A)	316,033	5,663
Atlas Air Worldwide Holdings * (A)	67,316	4,596
Avery Dennison	65,071	2,598
Barnes Group (A)	59,035	1,256
BE Aerospace *	241,181	8,133
Beacon Roofing Supply * (A)	14,600	310
Belden	80,375	2,944
Blount International *	18,552	282
BlueLinx Holdings *	1,636	6
Brady, Cl A	42,970	1,536
Briggs & Stratton (A)	250,965	5,052
Bucyrus International, Cl A	15,400	1,402
Builders FirstSource *	3,300	8
C.H. Robinson Worldwide (A)	19,916	1,442
Carlisle	21,500	925
Cascade	300	15
Celadon Group *	72,843	1,064
Cenveo *	32,915	184
Ceradyne *	59,889	2,289
Chicago Bridge & Iron *	3,800	135
Cintas	106,341	2,990
Clean Harbors *	40,049	3,680
Coleman Cable * (A)	5,285	39
Columbus McKinnon *	50,715	876
Commercial Vehicle Group *	63,400	999
Consolidated Graphics *	64,223	3,503
Con-way (A)	49,670	1,617
Copa Holdings, Cl A	63,178	3,369
Copart * (A)	35,710	1,500
Corporate Executive Board	131,244	5,259
Corrections of America *	123,786	3,075
CoStar Group * (A)	42,620	2,415
Courier (A)	32,275	461
CRA International *	46,200	1,198
Crane	110,404	5,216
Cubic	17,650	888
Delta Air Lines * (A)	147,700	1,660
Deluxe (A)	87,800	2,243
DigitalGlobe *	39,900	1,288
Douglas Dynamics	42,500	680
Dover	43,004	2,763
Ducommun	800	18
Dycom Industries *	233,560	4,031
Dynamic Materials	35,744	945
EMCOR Group *	168,560	5,370
Energy Conversion Devices * (A)	57,900	227
EnerNOC * (A)	22,100	426
Ennis	15,742	256
EnPro Industries * (A)	43,700	1,734
ESCO Technologies	27,970	1,071
Esterline Technologies *	32,664	2,338
Fastenal (A)	20,682	1,285
Flowserve	19,684	2,460
Fluor	41,013	2,902
Force Protection *	154,300	778
FTI Consulting *	40,600	1,339

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

G&K Services, Cl A	111,418	$3,612
Gardner Denver	97,719	7,147
GATX	9,300	323
Generac Holdings *	15,400	282
General Cable * (A)	88,400	3,838
Geo Group *	168,437	4,283
Global Defense Technology & Systems *	52,872	864
Global Power Equipment Group * (A)	5,100	115
Gorman-Rupp	1,429	53
Graco	11,400	464
GrafTech International * (A)	50,230	1,005
Granite Construction (A)	11,300	322
Great Lakes Dredge & Dock	84,700	666
Greenbrier *	5,476	137
Griffon *	8,500	102
H&E Equipment Services * (A)	70,600	1,107
Hawaiian Holdings *	169,950	1,129
HEICO (A)	2,100	116
Hertz Global Holdings * (A)	239,928	3,649
Hexcel *	122,366	2,270
Higher One Holdings * (A)	46,460	873
Horizon Lines, Cl A (A)	174,669	798
Huron Consulting Group *	20,750	577
ICF International *	1,200	27
IDEX	30,264	1,248
IHS, Cl A *	48,760	4,081
Innerworkings * (A)	157,528	1,287
Insituform Technologies, Cl A *	4,400	114
Interface, Cl A	313,176	5,221
JA Solar Holdings ADR * (A)	203,300	1,435
JB Hunt Transport Services (A)	120,493	5,014
Joy Global (A)	23,998	2,337
Kadant *	94,812	2,467
Kaman (A)	11,804	376
Kansas City Southern * (A)	79,400	4,275
KAR Auction Services *	3,700	52
Kaydon (A)	90,433	3,549
KBR	48,200	1,581
Kelly Services, Cl A *	900	19
Kennametal	161,100	6,196
Keyw Holding * (A)	47,449	676
Kirby *	16,000	885
Knight Transportation (A)	50,227	935
Knoll	23,492	486
Korn/Ferry International *	7,300	167
Kratos Defense & Security Solutions *	80,426	1,159
Landstar System	43,340	1,927
LB Foster, Cl A *	25,052	1,052
Lincoln Electric Holdings	11,459	818
Lindsay Manufacturing (A)	19,410	1,371
Localiza Rent a Car	180,030	2,531
LSI Industries	1,554	12
M&F Worldwide *	3,300	82
Manitowoc (A)	77,400	1,533
Manpower	64,189	4,076
Masco	154,296	2,097
MasTec *	13,200	246
Metalico * (A)	16,200	103
Michael Baker *	30,700	966
Miller Industries	5,640	94
Mine Safety Appliances (A)	24,600	889
Mistras Group * (A)	7,301	110

Description	Shares	Market Value ($ Thousands)

Mobile Mini *	62,026	$1,410
Mueller Industries	9,143	311
Mueller Water Products, Cl A (A)	292,583	1,188
Navigant Consulting *	56,300	529
Navistar International * (A)	149,889	9,290
NN *	85,100	1,042
Nordson	7,300	795
Northwest Pipe *	1,100	26
Old Dominion Freight Line * (A)	180,376	5,552
Orion Marine Group *	88,326	1,091
Oshkosh Truck *	90,649	3,233
Pitney Bowes (A)	97,797	2,463
Polypore International *	16,425	960
PowerSecure International *	6,100	45
Quanex Building Products (A)	41,130	777
Quanta Services *	86,900	1,982
Raven Industries	700	38
Regal-Beloit	27,900	2,035
Republic Airways Holdings *	54,100	343
Republic Services, Cl A	88,629	2,624
Resources Connection	303,481	5,854
Ritchie Bros Auctioneers (A)	116,125	2,961
Robbins & Myers	29,575	1,261
Roper Industries	51,000	4,291
RSC Holdings * (A)	248,560	3,388
Rush Enterprises, Cl A * (A)	79,843	1,499
Ryder System	17,100	818
School Specialty *	88,385	1,357
SeaCube Container Leasing	67,700	1,017
Sensata Technologies Holding *	121,850	4,033
Shaw Group *	28,700	1,140
Skywest	49,700	820
Spirit Aerosystems Holdings, Cl A * (A)	217,209	5,645
Standard Parking *	100,653	1,828
Standex International	18,900	648
Steelcase, Cl A	211,700	2,056
Sterling Construction *	3,492	46
Sun Hydraulics	2,400	87
Swift Transporation, Cl A *	29,200	421
SYKES Enterprises *	321,433	5,979
TAL International Group (A)	92,310	3,220
Teledyne Technologies *	50,967	2,669
Tennant	5,600	228
Terex *	48,685	1,643
Tetra Tech *	142,942	3,359
Textainer Group Holdings (A)	28,200	997
Timken	86,567	4,218
Titan International (A)	10,800	259
Titan Machinery * (A)	45,237	1,164
Towers Watson, Cl A	86,864	5,108
TransDigm Group *	19,365	1,557
Trex * (A)	87,773	2,629
Trinity Industries	77,670	2,419
Triumph Group (A)	23,603	2,044
TrueBlue *	331,040	5,346
Tutor Perini (A)	113,317	2,699
United Continental Holdings * (A)	71,041	1,708
United Rentals * (A)	176,260	5,460
United Stationers	31,100	2,097
URS *	47,768	2,223
US Airways Group * (A)	125,700	1,082
US Ecology	2,404	40
UTi Worldwide	76,522	1,523
Verisk Analytics, Cl A *	23,300	754

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Vitran, Cl A *	177,315	$2,231
VSE	900	24
Wabash National * (A)	224,323	2,337
WABCO Holdings *	25,800	1,508
Wabtec	37,415	2,124
Watsco (A)	26,600	1,718
Watts Water Technologies, Cl A (A)	38,210	1,494
WESCO International * (A)	148,350	8,637
Woodward Governor	3,300	108

		397,807

Information Technology — 18.0%
AAC Acoustic Technologies Holdings	767,360	1,927
Acme Packet *	41,170	3,098
Adobe Systems *	70,764	2,441
ADTRAN	100,545	4,573
Advent Software * (A)	41,619	1,207
Aeroflex Holding *	41,700	819
Agilysys *	10,397	52
Akamai Technologies *	7,800	293
Alliance Data Systems * (A)	78,111	6,150
Amkor Technology * (A)	66,200	488
Analog Devices (A)	72,401	2,887
Ancestry.com *	79,363	2,608
Anixter International	27,563	1,974
Ansys *	112,850	6,356
AOL *	66,399	1,386
Applied Micro Circuits *	193,200	2,029
Ariba * (A)	89,760	2,778
Arris Group *	72,500	957
Aruba Networks * (A)	79,220	2,412
AsiaInfo Holdings * (A)	51,755	1,053
Aspen Technology *	10,000	152
Atmel *	250,245	3,674
Avid Technology *	110,471	2,437
Avnet *	34,300	1,173
AVX	22,400	357
Benchmark Electronics *	143,257	2,702
Black Box	24,000	917
Blackbaud	15,040	400
Blackboard * (A)	110,317	3,862
Blue Coat Systems *	65,168	1,834
Booz Allen Hamilton Holding, Cl A * (A)	69,926	1,293
Brightpoint *	175,685	2,214
BroadSoft *	41,000	1,447
Brocade Communications Systems *	948,105	6,039
Cabot Microelectronics * (A)	20,100	981
CACI International, Cl A *	42,411	2,516
Cadence Design Systems *	343,600	3,419
Cardtronics *	73,825	1,399
Cavium Networks * (A)	165,999	7,168
CDC, Cl A *	12,746	38
CDC Software ADR * (A)	97,300	629
Ceva *	129,175	2,945
Checkpoint Systems *	26,534	578
Ciber *	295,063	1,378
Ciena * (A)	58,080	1,601
Cognex	64,150	1,790
Cogo Group *	15,100	122
Coherent * (A)	43,660	2,696
CommVault Systems *	72,168	2,636

Description	Shares	Market Value ($ Thousands)

Computer Sciences	33,500	$1,612
Comtech Telecommunications (A)	80,452	2,176
Comverse Technology *	89,000	645
Concur Technologies * (A)	43,840	2,281
Constant Contact * (A)	131,704	3,810
Convergys * (A)	118,100	1,662
CoreLogic	15,200	283
Cray *	2,554	19
CSG Systems International *	9,869	193
CTS	114,690	1,360
Cymer * (A)	28,015	1,418
Cypress Semiconductor *	116,400	2,440
Daktronics	19,700	226
Deltek *	745	6
Demand Media * (A)	56,900	1,280
DG FastChannel *	43,710	1,447
Dice Holdings *	140,200	1,925
Diebold (A)	54,485	1,916
Digi International *	58,700	650
Digital River * (A)	132,811	4,460
Dolby Laboratories, Cl A * (A)	35,225	1,781
DST Systems	18,000	918
DTS *	32,120	1,457
Earthlink (A)	172,745	1,422
Echo Global Logistics * (A)	7,014	83
EchoStar, Cl A *	8,500	295
Electronics for Imaging *	29,053	448
Emulex *	262,136	2,883
Epicor Software *	15,642	161
Equinix *	12,000	1,037
Euronet Worldwide *	149,758	2,706
Evergreen Solar * (A)	11,200	25
F5 Networks *	22,600	2,667
Fairchild Semiconductor International, Cl A * (A)	312,442	5,502
Finisar * (A)	189,160	7,759
FleetCor Technologies *	74,700	2,390
Forrester Research	5,700	206
Fortinet * (A)	39,000	1,593
Gartner *	117,256	4,423
Gerber Scientific * (A)	112,900	931
GSI Commerce * (A)	382,660	7,956
Hackett Group *	170,100	614
Harris	58,100	2,711
Heartland Payment Systems (A)	69,075	1,353
hiSoft Technology International ADR *	42,600	1,055
iGate	5,900	107
Imation * (A)	117,300	1,347
Informatica * (A)	31,450	1,479
Ingram Micro, Cl A *	160,060	3,190
Inphi *	13,500	324
Insight Enterprises *	94,805	1,734
Integral Systems *	32,059	392
Integrated Device Technology * (A)	499,066	3,868
Intermec * (A)	113,367	1,273
International Rectifier *	59,000	1,896
Intersil, Cl A (A)	51,440	658
iSoftstone Holdings ADR *	34,250	614
Itron *	18,665	1,059
Ixia *	74,630	1,310
j2 Global Communications * (A)	39,350	1,145
Jabil Circuit	302,300	6,478
JDA Software Group *	128,203	3,782

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

JDS Uniphase *	77,380	$1,909
KIT Digital * (A)	72,831	948
Kla-Tencor (A)	27,500	1,343
Knot * (A)	92,909	932
Kulicke & Soffa Industries *	74,468	714
Lawson Software *	440,018	4,462
Lender Processing Services (A)	17,800	606
Lexmark International, Cl A * (A)	44,000	1,651
Linear Technology (A)	7,244	250
Littelfuse	28,413	1,501
LivePerson * (A)	35,384	355
LSI *	374,300	2,354
Mantech International, Cl A *	4,500	194
MEMC Electronic Materials *	11,200	152
Methode Electronics	62,175	727
Micrel	8,100	109
Micros Systems *	45,783	2,181
Microsemi *	303,916	6,695
Mitel Networks *	166,200	947
Molex (A)	138,773	3,876
Monolithic Power Systems *	22,586	349
Monster Worldwide * (A)	74,700	1,281
Motorola Solutions *	14,200	549
Move *	82,124	174
MTS Systems	9,055	419
Multi-Fineline Electronix *	3,100	89
Nanometrics * (A)	1,200	22
National Instruments	161,031	5,013
Netgear * (A)	37,000	1,214
Netlogic Microsystems * (A)	47,440	1,963
NetSuite * (A)	25,024	751
Network Engines *	8,900	18
Novatel Wireless * (A)	123,000	728
Omnivision Technologies * (A)	73,701	2,257
OpenTable * (A)	16,400	1,457
OSI Systems *	15,400	579
Parametric Technology * (A)	307,607	7,290
Park Electrochemical	30,000	954
Parkervision * (A)	209,685	155
Pegasystems (A)	94,610	3,811
Photronics * (A)	44,836	401
Plantronics	8,900	310
Plexus *	49,938	1,570
PMC - Sierra *	716,392	5,659
Polycom * (A)	94,510	4,518
Power Integrations (A)	122,746	4,890
Power-One * (A)	19,600	161
PROS Holdings *	100,455	1,150
Pulse Electronics (A)	43,000	260
QLIK Technologies *	3,300	86
QLogic *	7,200	130
Quantum * (A)	242,300	628
Quest Software *	94,220	2,524
QuinStreet * (A)	127,900	2,787
Radisys *	3,228	27
Rambus * (A)	53,700	1,103
RealD * (A)	81,250	1,824
RealPage *	66,570	1,651
RF Micro Devices *	218,237	1,637
Rofin-Sinar Technologies *	107,800	4,180
Rosetta Stone * (A)	43,045	644
Rubicon Technology * (A)	61,495	1,403
SAIC * (A)	116,700	1,907
Sanmina-SCI *	34,226	535
Sapient * (A)	315,150	3,735

Description	Shares	Market Value ($ Thousands)

SAVVIS *	3,200	$104
Scansource * (A)	15,600	570
Seachange International *	80,100	756
Silicon Laboratories *	14,597	663
Skyworks Solutions *	114,630	4,120
SolarWinds * (A)	215,200	4,831
Solera Holdings	11,200	572
SS&C Technologies Holdings *	91,355	1,790
Stamps.com	3,904	52
STEC * (A)	45,700	934
SuccessFactors * (A)	125,440	4,505
Sycamore Networks	38,200	816
Symantec *	126,034	2,272
Synaptics * (A)	12,100	357
SYNNEX * (A)	13,478	476
Synopsys *	188,019	5,212
Syntel	135,986	7,160
Taleo, Cl A * (A)	41,664	1,345
Tech Data *	64,309	3,188
TeleNav *	78,300	879
Teradata *	20,500	980
Teradyne * (A)	190,070	3,541
Tessco Technologies	300	4
TIBCO Software *	157,030	3,866
TiVo * (A)	199,881	2,055
TNS *	76,871	1,449
Totvs	21,610	2,028
Trimble Navigation *	48,210	2,370
TTM Technologies * (A)	181,350	3,181
Ultra Clean Holdings *	68,405	723
Unisys * (A)	30,950	1,150
United Online (A)	282,860	1,700
Valueclick *	37,809	564
Varian Semiconductor Equipment Associates *	104,475	4,984
Vasco Data Security International *	5,800	52
Veeco Instruments * (A)	16,500	785
Velti *	104,829	1,419
VeriFone Holdings * (A)	46,409	2,109
VeriSign	3,100	109
VirnetX Holding (A)	5,900	71
Vishay Intertechnology *	44,100	770
Vishay Precision Group * (A)	7,357	122
VistaPrint * (A)	230,662	11,812
Vocus *	79,844	1,940
WebMD Health, Cl A *	3,600	209
Western Digital *	56,100	1,716
Wright Express *	101,849	5,194
Xyratex *	136,159	1,731
Zebra Technologies, Cl A *	60,029	2,240
Zoran *	31,100	349

		421,250

Materials — 5.2%
A. Schulman	31,599	703
AK Steel Holding (A)	41,600	665
Albemarle	49,876	2,871
Alcoa (A)	103,719	1,748
Allegheny Technologies (A)	42,100	2,824
Allied Nevada Gold * (A)	29,500	895
American Vanguard	800	7
Aptargroup	33,201	1,599
Ashland	34,700	1,954
Bemis (A)	66,106	2,172

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Boise (A)	118,300	$1,062
Buckeye Technologies	71,300	1,868
Cabot	20,194	874
Carpenter Technology (A)	84,542	3,515
Celanese, Cl A	52,697	2,184
Cytec Industries	55,332	3,144
Domtar	20,300	1,774
Eastman Chemical	33,100	3,092
Ferro *	900	14
Globe Specialty Metals	111,729	2,602
Graham Packaging *	22,359	380
Greif, Cl A	5,700	369
H.B. Fuller	44,600	961
Haynes International	15,613	809
Horsehead Holding *	87,722	1,451
Huntsman	192,876	3,404
Innophos Holdings (A)	111,875	4,792
Intrepid Potash * (A)	107,450	4,147
Jaguar Mining * (A)	112,400	596
Kaiser Aluminum (A)	13,800	697
KMG Chemicals (A)	3,700	69
Koppers Holdings	22,021	890
LSB Industries *	63,165	1,913
Lubrizol	24,700	2,689
Metals USA Holdings *	4,500	67
Methanex	94,780	2,758
Minerals Technologies	22,015	1,428
Nalco Holding	93,790	2,398
Neenah Paper	22,035	429
New Gold * (A)	91,000	875
NewMarket (A)	26,336	3,374
Noranda Aluminum Holding *	88,419	1,394
Nucor (A)	59,790	2,868
Olin	15,000	279
OM Group *	47,805	1,682
Owens-Illinois *	88,631	2,702
Packaging of America	133,185	3,834
PolyOne *	294,575	4,089
Rockwood Holdings *	57,846	2,693
Royal Gold (A)	2,200	109
RTI International Metals * (A)	144,231	4,111
Sandstorm Resources *	946,900	874
Schnitzer Steel Industries, Cl A	48,440	3,110
Schweitzer-Mauduit International	32,778	1,797
Sensient Technologies	21,500	718
Sherwin-Williams	2,700	222
Silgan Holdings (A)	51,101	1,864
Solutia *	179,555	4,167
Sonoco Products	25,600	924
Spartech *	17,533	149
Steel Dynamics	132,800	2,451
Stillwater Mining * (A)	168,150	4,014
STR Holdings * (A)	175,962	3,187
Temple-Inland	21,400	501
Titanium Metals *	2,100	40
Universal Stainless & Alloy *	26,400	912
Walter Industries	11,100	1,343
Westlake Chemical	9,830	470
Worthington Industries (A)	17,400	337
WR Grace *	33,225	1,264
Zep	2,000	31

		122,199

Description	Shares	Market Value ($ Thousands)

Telecommunication Services — 1.3%
Alaska Communications Systems Group (A)	75,325	$768
Cincinnati Bell * (A)	254,700	672
Cogent Communications Group *	18,819	277
Global Crossing *	11,600	183
Leap Wireless International *	71,300	871
MetroPCS Communications * (A)	429,057	6,178
Neutral Tandem *	69,200	1,190
NII Holdings *	294,229	12,052
Qwest Communications International	67,100	458
SBA Communications, Cl A * (A)	137,234	5,776
USA Mobility	76,117	1,136

		29,561

Utilities — 3.6%
AGL Resources (A)	155,894	5,926
Ameren (A)	42,000	1,174
American Water Works	100,403	2,785
Avista	16,800	375
Black Hills	11,817	364
California Water Service Group	6,900	244
Chesapeake Utilities	23,356	954
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	41,100	716
Cleco	91,157	2,949
CMS Energy (A)	243,773	4,695
Consolidated Edison (A)	31,009	1,550
DPL	63,000	1,639
Edison International	50,675	1,881
El Paso Electric *	139,116	3,909
Empire District Electric (A)	12,991	281
Energen	40,580	2,479
GenOn Energy *	143,451	581
Great Plains Energy	317,697	6,100
Hawaiian Electric Industries (A)	26,519	640
IDACORP	82,870	3,128
ITC Holdings (A)	10,988	753
MDU Resources Group	178,808	3,839
Nicor	5,000	264
Northeast Utilities	122,474	4,169
NRG Energy *	101,650	2,032
NV Energy	195,620	2,874
Pinnacle West Capital	32,800	1,385
PNM Resources (A)	122,380	1,629
Portland General Electric	387,399	9,073
SCANA	56,781	2,299
South Jersey Industries (A)	15,517	851
UGI	147,647	4,708
UIL Holdings	48,610	1,494
Unisource Energy	20,900	762
Vectren	91,194	2,400
Westar Energy (A)	56,609	1,472
WGL Holdings	29,515	1,122
Xcel Energy	103,788	2,485

		85,981

Total Common Stock (Cost $1,778,949) ($ Thousands)		2,281,514

EXCHANGE TRADED FUNDS — 0.1%
iShares Russell 2000 Index Fund	11,948	983

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

iShares Russell 2000 Value Index Fund(A)	23,200	$1,731

Total Exchange Traded Funds (Cost $2,602) ($ Thousands)		2,714

CONVERTIBLE BOND — 0.1%

Energy — 0.1%
Rentech
4.000%, 04/15/13	990	888

Total Convertible Bond (Cost $450) ($ Thousands)		888

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Callaway Golf (E)	6,300	793

Energy — 0.0%
GeoMet *	11,000	85

Financials — 0.0%
Grubb & Ellis *	8,000	696

Total Preferred Stock (Cost $1,530) ($ Thousands)		1,574

	Number of Warrants
WARRANTS — 0.0%
Kulim, Expires 02/27/16	51,500	—

Oilsands Quest, Expires 05/12/11 *	179,650	5

Rentech, Expires 04/25/12 * (B) (C) (D)	13,800	—

Sandstorm Resources, Expires 04/23/14 *	158,125	76

Titanium Asset Management, Expires 06/21/11 *	105,000	—

Total Warrants (Cost $0) ($ Thousands)		81

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills
0.169%, 06/30/11 (F) (G)	$7,566	7,563

Total U.S. Treasury Obligation (Cost $7,562) ($ Thousands)		7,563

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090%** †	94,850,918	94,851

Total Cash Equivalent (Cost $94,851) ($ Thousands)		94,851

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 28.5%
SEI Liquidity Fund, L.P.
0.020%** (H) †	679,685,774	$671,521

Total Affiliated Partnership (Cost $679,686) ($ Thousands)		671,521

Total Investments — 129.8% (Cost $2,565,630) ($ Thousands)††		$3,060,706

A summary of the open futures contracts held by the Fund at February 28, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Russell E-MINI	318	Mar-2011	$1,642
S&P Mid 400 Index E-MINI	175	Mar-2011	1,251

			$2,893

For the period ended February 28, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,358,650 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2011.

‡	Real Estate Investment Trust

†	Investment in Affiliated Security

††	At February 28, 2011, the tax basis cost of the Fund’s investments was $2,565,630($ Thousands), and the unrealized appreciation and depreciation were $544,754 ($ Thousands) and $(49,678)($ Thousands) respectively.

(A)	This security or a partial position of this security is on loan at February 28, 2011. The total value of securities on loan at February 28, 2011 was $654,258 ($ Thousands).

(B)	Securities considered illiquid. The total value of such securities as of February 28, 2011 was $199 ($ Thousands) and represented 0.0% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2011 was $199 ($ Thousands) and represented 0.0% of Net Assets.

(D)	Securities considered restricted. The total value of such securities as of February 28, 2011 was$199 ($ Thousands) and represented 0.0% of Net Assets.

(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(F)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(H)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2011 was $671,521($ Thousands)

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2011

The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,281,277	$143	$94	$2,281,514
Exchange Traded Funds	2,714	—	—	2,714
Preferred Stock	—	1,574	—	1,574
Convertible Bond	—	888	—	888
Warrants	—	81	—	81
U.S. Treasury Obligation	—	7,563	—	7,563
Cash Equivalent	94,851	—	—	94,851
Affiliated Partnership	—	671,521	—	671,521

Total Investments in Securities	$2,378,842	$681,770	$94	$3,060,706

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$2,893	$—	$—	$2,893

Total Other Financial Instruments	$2,893	$—	$—	$2,893

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Convertible Bonds
Beginning balance as of June 1, 2010	$308	$699
Accrued discounts/premiums	—	(9)
Realized gain/(loss)	—	(639)
Change in unrealized appreciation/(depreciation)	(214)	414
Net purchases/sales	—	(465)
Net transfer in and/or out of Level 3	—	—

Ending balance as of February 28, 2011	$94	$—

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(214)	$—

For the period ended February 28, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Restricted Securities — At February 28, 2011, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at February 28, 2011 are as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($Thousands)	Market Value ($Thousands)	% of Net Assets
Rentech	16,100	4/20/07	4/20/07	$—	$—	0.00%
Titanium Asset PP	122,000	8/6/07	8/6/07	625	95	0.00%
Value Creation	119,600	2/29/08	2/29/08	871	105	0.00%

12	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%

Consumer Discretionary — 6.4%
Advance Auto Parts	4,500	$282
Canadian Tire, Cl A	4,600	291
Carter’s *	8,700	249
Choice Hotels International	5,600	216
Cinemark Holdings	5,800	117
DeVry	2,400	130
DIRECTV, Cl A *	6,600	303
Discovery Communications, Cl A *	6,400	276
DreamWorks Animation SKG, Cl A *	9,200	254
Family Dollar Stores	21,118	1,058
GameStop, Cl A *	10,800	216
Gap	18,300	412
Genuine Parts	3,000	158
Gildan Activewear, Cl A	3,100	99
H&R Block	39,300	597
Hillenbrand	16,100	350
Home Depot	10,500	393
Hyatt Hotels, Cl A *	2,100	96
ITT Educational Services *	3,000	228
Panera Bread, Cl A *	2,000	234
priceline.com *	1,860	844
Regal Entertainment Group, Cl A	14,780	221
Shaw Communications, Cl B	14,200	303
TJX	10,000	499

		7,826

Consumer Staples — 19.0%
Altria Group	32,633	828
Archer-Daniels-Midland	15,800	587
BJ’s Wholesale Club *	1,900	92
Brown-Forman, Cl B	12,080	835
Casey’s General Stores	8,400	345
Church & Dwight	3,400	256
Coca-Cola Enterprises	22,591	594
ConAgra Foods	40,000	926
CVS Caremark	23,700	783
Flowers Foods	19,446	517
Fresh Del Monte Produce	9,100	260
General Mills	7,500	279
Hansen Natural *	16,925	974
Hershey	21,591	1,130
Hormel Foods	68,620	1,880
Kellogg	5,200	279
Kimberly-Clark	16,858	1,111
Kroger	36,400	834
Lorillard	23,576	1,810
McCormick	11,781	561
Metro, Cl A	12,300	555
Molson Coors Brewing, Cl B	4,100	188
Nash Finch	4,500	182
Philip Morris International	13,946	876
Ralcorp Holdings *	4,500	292
Reynolds American	44,472	1,526
Ruddick	7,000	257
Safeway	32,800	716
Sanderson Farms	5,100	211
Sysco	27,328	759
Tyson Foods, Cl A	24,996	466

Description	Shares	Market Value ($ Thousands)

Walgreen	28,100	$1,218
Wal-Mart Stores	19,900	1,034

		23,161

Energy — 4.2%
Berry Petroleum, Cl A	5,100	265
Chevron	14,200	1,473
ConocoPhillips	9,500	740
Dresser-Rand Group *	4,900	241
Exxon Mobil	15,600	1,334
Holly	4,000	228
Murphy Oil	1,900	140
PetroHawk Energy *	12,900	279
Range Resources	5,300	288
SEACOR Holdings	800	76

		5,064

Financials — 13.3%
Allied World Assurance Holdings	6,816	421
American Campus Communities ‡	8,300	277
Arch Capital Group *	9,063	820
Bank of Hawaii	17,120	807
BOK Financial	3,394	174
Brown & Brown	7,100	186
Canadian Imperial Bank of Commerce	3,600	304
Capitol Federal Financial	17,883	226
Chubb	15,100	916
CIT Group *	1,943	84
Commerce Bancshares	10,559	424
Corporate Office Properties Trust ‡	6,000	215
Cullen/Frost Bankers	13,263	777
Endurance Specialty Holdings	8,715	432
Erie Indemnity, Cl A	3,500	245
Essex Property Trust ‡	2,000	248
Everest Re Group	4,400	390
Federated Investors, Cl B	8,500	234
First Citizens BancShares, Cl A	1,303	263
Hanover Insurance Group	8,300	386
Health Care REIT ‡	4,900	256
Home Properties ‡	4,500	265
Hudson City Bancorp	21,900	252
MFA Mortgage Investments ‡	60,730	514
National Bank of Canada	4,100	315
Nationwide Health Properties ‡	3,500	150
New York Community Bancorp	20,892	390
PartnerRe	7,320	581
Piedmont Office Realty Trust, Cl A ‡	11,800	236
Platinum Underwriters Holdings	6,000	250
Prosperity Bancshares	6,100	249
Rayonier ‡	4,900	300
Realty Income ‡	6,800	245
RenaissanceRe Holdings	15,867	1,063
Senior Housing Properties Trust ‡	3,900	96
Tanger Factory Outlet Centers ‡	9,900	264
TFS Financial	23,500	244
Tower Group	14,400	391
Transatlantic Holdings	5,000	255
Travelers	15,900	953
Validus Holdings	17,100	529

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

WR Berkley	18,400	$551

		16,178

Health Care — 20.7%
Abbott Laboratories	23,800	1,145
Aetna	18,700	699
Alexion Pharmaceuticals *	9,533	918
AmerisourceBergen	39,803	1,509
Amgen *	26,191	1,344
Baxter International	5,200	276
Beckman Coulter	4,100	341
Becton Dickinson	7,200	576
Biogen Idec *	27,651	1,891
C.R. Bard	8,806	861
Cardinal Health	35,489	1,478
Cephalon *	9,621	542
Eli Lilly	41,881	1,448
Emergency Medical Services, Cl A *	1,300	82
Endo Pharmaceuticals Holdings *	15,000	533
Forest Laboratories *	20,328	659
Genzyme *	8,126	613
Gilead Sciences *	14,800	577
Health Net *	7,200	212
Henry Schein *	8,373	577
Johnson & Johnson	9,800	602
LifePoint Hospitals *	6,900	269
Magellan Health Services *	5,500	264
McKesson	21,313	1,690
Medtronic	15,000	599
Merck	25,000	814
Myriad Genetics *	12,500	232
Owens & Minor	2,900	90
Par Pharmaceutical *	7,000	216
Patterson	7,400	247
Pfizer	15,400	296
SXC Health Solutions *	16,947	836
Techne	15,237	1,092
United Therapeutics *	3,500	236
UnitedHealth Group	16,800	715
WellPoint	9,900	658

		25,137

Industrials — 5.5%
Alliant Techsystems	2,900	209
C.H. Robinson Worldwide	3,300	239
CLARCOR	5,500	226
Clean Harbors *	2,100	193
FTI Consulting *	5,800	191
ITT	8,000	463
KBR	7,400	243
L-3 Communications Holdings, Cl 3	12,000	951
Landstar System	5,200	231
Lennox International	4,400	213
Lincoln Electric Holdings	3,300	236
Lockheed Martin	10,800	855
Northrop Grumman	12,400	827
Raytheon	20,400	1,045
Rollins	11,300	222
Unifirst	3,700	209

Description	Shares	Market Value ($ Thousands)

Woodward Governor	5,000	$165

		6,718

Information Technology — 10.4%
Activision Blizzard	27,300	304
ADTRAN	5,400	246
Amdocs *	10,617	317
Analog Devices	1,291	52
Avago Technologies	8,700	296
AVX	20,500	327
Cisco Systems *	16,600	308
Cognizant Technology Solutions, Cl A *	10,734	825
Coherent *	6,600	408
Computer Sciences	8,500	409
EchoStar, Cl A *	8,100	281
FLIR Systems	2,800	90
Global Payments	5,700	274
Harris	14,200	662
Hewlett-Packard	19,700	859
Ingram Micro, Cl A *	11,600	231
Intel	16,600	356
International Business Machines	3,500	567
Jack Henry & Associates	2,800	89
Lam Research *	1,108	61
Microsoft	42,700	1,135
National Semiconductor	18,800	291
SAIC *	60,100	982
Tech Data *	7,900	392
Texas Instruments	43,245	1,540
Tyco Electronics	8,000	288
WebMD Health, Cl A *	15,222	883
Zebra Technologies, Cl A *	4,900	183

		12,656

Materials — 2.7%
Aptargroup	4,700	226
Ball	10,200	368
Compass Minerals International	2,600	243
Greif, Cl A	4,000	259
Intrepid Potash *	2,400	93
Newmont Mining	14,135	781
Scotts Miracle-Gro, Cl A	6,600	371
Sealed Air	16,900	465
Silgan Holdings	6,100	223
Sonoco Products	6,000	216

		3,245

Telecommunication Services — 2.7%
AT&T	41,100	1,166
BCE	16,100	597
MetroPCS Communications *	25,551	368
NTT DoCoMo ADR	24,000	451
SK Telecom ADR	21,100	371
Verizon Communications	9,100	336

		3,289

Utilities — 12.5%
AGL Resources	7,400	281
Alliant Energy	13,100	516
Ameren	12,800	358

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

February 28, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

American Electric Power	10,500	$376
American Water Works	9,200	255
Atmos Energy	26,500	896
Avista	11,800	263
Cia de Saneamento Basico do Estado de Sao Paulo ADR	5,600	280
Consolidated Edison	7,800	390
DPL	37,293	970
DTE Energy	12,900	607
Duke Energy	8,700	157
Edison International	6,800	252
El Paso Electric *	14,300	402
Entergy	11,100	790
Great Plains Energy	21,600	415
Hawaiian Electric Industries	8,900	215
IDACORP	5,600	211
Integrys Energy Group	6,098	299
NSTAR	24,105	1,088
OGE Energy	5,100	245
Pepco Holdings	12,510	234
PG&E	12,100	557
Piedmont Natural Gas	9,100	267
Portland General Electric	17,800	417
Public Service Enterprise Group	12,200	399
SCANA	19,234	779
Southern	3,751	143
TECO Energy	5,000	91
UGI	41,408	1,320
Vectren	12,350	325
WGL Holdings	7,100	270
Wisconsin Energy	18,472	1,094

		15,162

Total Common Stock (Cost $96,200) ($ Thousands)		118,436

U.S. TREASURY OBLIGATION — 0.9%
U.S. Treasury Bills
0.179%, 06/30/11 (A) (B)	$1,121	1,120

Total U.S. Treasury Obligation (Cost $1,120) ($ Thousands)		1,120

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.090% ** †	2,737,442	2,737

Total Cash Equivalent (Cost $2,737) ($ Thousands)		2,737

Total Investments — 100.6% (Cost $100,057)($ Thousands)††		$122,293

A summary of the open futures contracts held by the Fund at February 28, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	24	Mar-2011	$107

For the period ended February 28, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $121,524 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2011.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

††	At February 28, 2011, the tax basis cost of the Fund’s investments was $100,057 ($ Thousands), and the unrealized appreciation and depreciation were $22,919 ($ Thousands) and $(683) ($ Thousands) respectively.

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	118,436	—	—	118,436
U.S. Treasury Obligation	—	1,120	—	1,120
Cash Equivalent	2,737	—	—	2,737

Total Investments in Securities	$121,173	$1,120	$—	$122,293

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$107	$—	$—	$107

Total Other Financial Instruments	$107	$—	$—	$107

*	Future contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

International Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Argentina — 0.0%
Tenaris	707	$16

Australia — 3.0%
Alumina	320,202	784
Amcor	20,490	145
ASX	1,128	42
Atlas Iron *	302,826	1,201
Australia & New Zealand Banking Group	17,532	434
BGP Holdings *	39,545	—
BHP Billiton	57,106	2,699
Brambles	7,100	52
Caltex Australia	3,547	58
Centamin Egypt *	372,700	723
Coca-Cola Amatil	8,409	102
Cochlear	400	32
Commonwealth Bank of Australia	11,373	618
CSL	2,537	92
Fortescue Metals Group *	149,974	1,024
Goodman Group‡	21,233	15
Incitec Pivot	20,433	92
Leighton Holdings	2,837	90
Macquarie Group	1,610	63
National Australia Bank	8,323	220
Newcrest Mining	72,762	2,813
Orica	3,789	100
OZ Minerals	163,747	272
Paladin Energy *	2,983	15
Qantas Airways	29,272	70
QR National *	10,505	34
Ramsay Health Care	2,127	39
Rio Tinto	19,287	1,684
Santos	78,820	1,158
Suncorp Group	12,253	105
TABCORP Holdings	7,035	55
Telstra	108,323	308
Transurban Group	6,331	35
Wesfarmers	18,010	612
Westfield Group ‡	14,505	145
Westpac Banking	10,739	259
Whitehaven Coal	79,660	556
Woodside Petroleum	7,167	312
Woolworths	6,621	181

		17,239

Austria — 0.4%
Erste Group Bank	2,111	112
IMMOFINANZ *	26,516	117
OMV	20,076	854
Raiffeisen International Bank Holding	1,040	62
Telekom Austria	7,605	109
Vienna Insurance Group	20,290	1,166
Voestalpine	2,006	93

		2,513

Belgium — 1.3%
Ageas	26,529	84

Description	Shares	Market Value ($ Thousands)

Bekaert	1,934	$210
Belgacom	30,173	1,132
Colruyt	25,640	1,290
Dexia *	18,459	81
Groupe Bruxelles Lambert	1,210	112
InBev	61,443	3,430
KBC Groep	3,479	145
Telenet Group Holding	15,148	680
Umicore	5,926	299

		7,463

Brazil — 1.8%
Anhanguera Educacional Participacoes	52,591	1,164
Banco Santander Brasil ADR	86,400	1,053
Brasil Telecom ADR	26,400	608
Centrais Eletricas Brasileiras ADR	99,901	1,427
Embraer ADR	16,920	576
HRT Participacoes em Petroleo *	700	787
Itau Unibanco Holding ADR	54,200	1,204
Petroleo Brasileiro ADR	48,819	1,945
Porto Seguro	83,400	1,321

		10,085

Canada — 3.7%
Bankers Petroleum *	115,200	1,115
Barrick Gold	42,175	2,227
Cenovus Energy	33,400	1,294
CI Financial	6,100	144
Domtar	8,896	776
Dundee, Cl A *	6,000	148
Eldorado Gold	58,700	997
First Quantum Minerals	13,152	1,707
Kinross Gold	92,102	1,461
Magna International, Cl A	8,400	412
Nexen	63,700	1,740
Niko Resources	16,157	1,376
Research In Motion *	11,812	781
Silver Wheaton *	60,500	2,564
Suncor Energy	75,874	3,560
Vermilion Energy	13,100	686

		20,988

Chile — 0.4%
Enersis ADR	21,382	434
Sociedad Quimica y Minera de Chile ADR	32,100	1,701

		2,135

China — 0.6%
Bank of China, Cl H	2,119,400	1,118
Baoye Group, Cl H	44,000	31
China Petroleum & Chemical, Cl H	208,000	212
China Vanke, Cl B	415,700	486
Ctrip.com International ADR *	12,715	493
Ping An Insurance Group of China, Cl H	115,500	1,185
Qingling Motors, Cl H	298,000	86

		3,611

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

International Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Denmark — 1.2%
AP Moller - Maersk, Cl A	28	$270
AP Moller - Maersk, Cl B	69	686
Carlsberg, Cl B	2,300	245
Coloplast, Cl B	267	38
Danske Bank	4,265	100
Jyske Bank *	15,700	678
Novo-Nordisk, Cl B	24,539	3,093
Novozymes, Cl B	1,415	198
PER Aarsleff, Cl B	416	35
TrygVesta	25,092	1,307

		6,650

Finland — 1.1%
Fortum	5,563	173
Kesko, Cl B	2,648	114
Kone, Cl B(A)	2,586	141
Metso	38,919	2,014
Nokia ADR * (A)	118,823	1,025
Nokia	28,190	245
Nokian Renkaat	5,767	235
Pohjola Bank, Cl A	584	8
Stora Enso, Cl R	92,124	1,039
UPM-Kymmene	20,198	401
Wartsila, Cl B (A)	11,493	884

		6,279

France — 9.3%
Accor	5,794	273
Air France-KLM	3,670	60
Air Liquide	272	35
Alcatel-Lucent	347,691	1,723
Alstom	1,715	102
Areva	11,740	573
Arkema	7,130	522
AXA	210,350	4,422
BNP Paribas	86,460	6,757
Bouygues	3,376	156
Bureau Veritas	2,035	157
Carrefour	28,210	1,386
Cegid Group	1,081	32
Christian Dior	3,114	449
CNP Assurances	41,650	925
Compagnie de St.-Gobain	2,727	163
Compagnie Generale des Etablissements Michelin, Cl B	7,634	622
Credit Agricole	23,855	419
Danone	2,612	164
Dassault Systemes	921	71
Edenred *	1,322	35
Eiffage	1,123	67
Electricite de France	22,077	985
Eramet *	274	99
Eurazeo	575	43
Eutelsat Communications	38,321	1,530
Gaz de France	55,928	2,269
Gecina ‡	208	27
Groupe Eurotunnel	2,538	26
Hermes International	576	126
ICADE ‡	383	43
Iliad	1,953	219

Description	Shares	Market Value ($ Thousands)

Lagardere S.C.A.	204	$9
Legrand	13,942	585
L’Oreal	2,789	325
LVMH Moet Hennessy Louis Vuitton (A)	13,327	2,103
Natixis	36,662	219
Neopost	260	25
NetGem	7,913	45
Pernod-Ricard	1,190	110
Peugeot	26,619	1,067
PPR	997	151
Renault	2,241	137
Safran	54,113	1,927
Sanofi-Aventis	84,121	5,809
Schneider Electric	29,016	4,805
SCOR	889	26
Societe Generale	14,485	1,019
Sodexo	24,585	1,693
Technip	18,939	1,871
Thales	28,679	1,087
Total	24,683	1,514
Unibail-Rodamco ‡	1,007	203
Vallourec	8,057	835
Video Futur Entertainment Group * (A)	7,913	3
Vinci (A)	46,668	2,812
Vivendi	4,125	118

		52,978

Germany — 7.7%
Adidas	1,489	96
Allianz	7,281	1,050
Axel Springer	617	100
BASF	26,198	2,181
Bayer	22,216	1,724
Bayerische Motoren Werke	30,215	2,453
Beiersdorf	752	45
Brenntag *	12,211	1,268
Centrosolar Group *	2,618	22
Commerzbank	18,050	156
Continental	2,700	228
DaimlerChrysler	13,815	974
Deutsche Bank	4,926	317
Deutsche Boerse (A)	23,131	1,778
Deutsche Lufthansa	18,465	378
Deutsche Post	130,674	2,399
E.ON	29,253	961
Fraport Frankfurt Airport Services Worldwide	2,035	145
Fresenius	4,755	434
Fresenius Medical Care	29,380	1,947
GEA Group	56,994	1,763
HeidelbergCement	1,135	79
Henkel	3,231	165
Hochtief	955	94
Infineon Technologies	23,950	262
K+S	1,024	79
Kabel Deutschland Holding *	1,024	56
Lanxess	2,438	182
Linde	41,699	6,370
MAN	3,804	483
Merck KGaA	961	87

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

International Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Metro	798	$58
Muenchener Rueckversicherungs	19,710	3,293
RWE	3,474	235
SAP ADR	23,900	1,444
SAP	42,467	2,564
Siemens	42,654	5,749
Suedzucker	12,984	357
ThyssenKrupp	11,184	465
Tognum	44,686	1,126
TUI (A)	2,149	28
Volkswagen (A)	2,002	304
Wacker Chemie	519	96

		43,995

Greece — 0.3%
Hellenic Telecommunications Organization	1,828	19
OPAP	89,995	1,880

		1,899

Hong Kong — 2.9%
AIA Group *	71,700	209
Bank of East Asia	20,400	88
BOC Hong Kong Holdings	175,100	543
Cathay Pacific Airways	348,200	809
Cheung Kong Holdings	25,009	389
Cheung Kong Infrastructure Holdings	13,000	64
China Mobile ADR * (A)	24,600	1,163
China Mobile	10,500	98
CLP Holdings	25,400	207
CNOOC	516,000	1,171
First Pacific	36,000	29
Hang Lung Group	36,200	219
Hang Lung Properties	27,200	116
Hang Seng Bank	5,300	85
Henderson Land Development	15,000	95
Hong Kong Exchanges and Clearing	12,500	270
Hongkong Land Holdings	91,000	623
Hutchison Telecommunications Hong Kong Holdings	228,000	79
Hutchison Whampoa	146,600	1,726
Hysan Development	29,900	134
Jardine Strategic Holdings	62,453	1,721
Kerry Properties	157,000	760
Li & Fung	27,100	165
New World Development	161,000	290
Nine Dragons Paper Holdings	144,000	159
Orient Overseas International	4,600	37
Pico Far East Holdings	202,000	41
Shangri-La Asia	79,300	186
SJM Holdings	88,000	129
Sun Hung Kai Properties	108,000	1,744
Swire Pacific, Cl A	80,500	1,125
Vedan International Holdings	220,000	20
Wharf Holdings	34,300	225
Wheelock	9,000	33
Wing Hang Bank	9,000	115

Description	Shares	Market Value ($ Thousands)

Yue Yuen Industrial Holdings	523,500	$1,647

		16,514

Indonesia — 0.1%
APERAM	488	20
Telekomunikasi Indonesia ADR	17,171	587

		607

Ireland — 0.6%
Experian	211,444	2,682
Smurfit Kappa Group	78,047	956

		3,638

Israel — 0.5%
Bank Hapoalim *	4,576	21
Bezeq Israeli Telecommunication	4,614	13
Check Point Software Technologies *	36,624	1,825
Israel*	103	122
Israel Chemicals	6,684	111
Partner Communications	9,850	183
Teva Pharmaceutical Industries ADR	11,500	576
Teva Pharmaceutical Industries	5,194	262

		3,113

Italy — 1.8%
Assicurazioni Generali	6,073	137
Atlantia	3,461	79
Banca Intesa	125,035	422
Banca Intesa RNC	147,768	433
Banca Monte dei Paschi di Siena(A)	97,294	130
Banche Popolari Unite	8,999	91
Banco Popolare Scarl	27,943	97
Enel	52,080	311
Enel Green Power *	7,400	18
ENI	20,853	509
Exor	3,491	107
Fiat	37,452	348
Fiat Industrial *	20,675	289
Finmeccanica	9,246	116
Mediaset	131,472	846
Pirelli	8,919	72
Saipem	5,566	281
Servizi Italia	2,512	22
Snam Rete Gas	364,339	1,995
Telecom Italia	1,335,335	1,769
UniCredito Italiano	945,018	2,432

		10,504

Japan — 18.9%
Aeon (A)	100,700	1,266
Aeon Mall	3,900	104
Airport Facilities	14,700	67
Aisin Seiki	15,100	574
All Nippon Airways	61,700	222
Asahi Glass	16,000	222
Asahi Kasei	14,000	96
Asics	7,100	95
Astellas Pharma	2,300	90
Autobacs Seven	1,100	44

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

International Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Bando Chemical Industries	25,000	$118
Bank of Kyoto	3,000	29
Belluna	7,700	57
Bic Camera	82	34
BML	3,500	98
Bridgestone	3,600	73
Brother Industries	65,500	1,030
Canon	10,700	514
Central Automotive Products	2,000	12
Central Glass	3,000	13
Central Japan Railway	120	1,071
Chubu Shiryo	3,000	22
Coca-Cola Central Japan	12,300	167
Coca-Cola West	93,300	1,715
Cosmo Oil	15,300	55
Credit Saison	3,300	64
Dai Nippon Printing	133,000	1,788
Daicel Chemical Industries	25,000	171
Daido Steel	15,500	103
Daihatsu Motor	47,000	739
Dai-ichi Life Insurance	66	118
Daiichi Sankyo	10,000	214
Daiichikosho	5,100	99
Daikin Industries	1,500	51
Daito Trust Construction	3,100	252
Daiwa House Industry	18,000	230
Daiwa Securities Group	3,000	16
Denso	5,500	205
Dowa Holdings	4,000	28
East Japan Railway	1,800	125
EDION	17,000	176
Elpida Memory * (A)	7,600	114
Fanuc	17,200	2,662
Fuji Heavy Industries	36,100	309
Fuji Soft	2,400	41
FUJIFILM Holdings	31,000	1,082
Fujitsu	15,000	101
FuKoKu	2,800	32
Fukuoka Financial Group	3,000	13
Hamamatsu Photonics	2,500	96
Hankyu Hanshin Holdings	18,000	87
Haseko	792,000	735
Hino Motors	24,000	132
Hitachi	321,100	1,940
Hitachi Construction Machinery	1,200	30
Hitachi Metals	13,100	178
Hokuriku Electric Power	1,200	30
Honda Motor	104,100	4,504
Hoosiers	75	40
Hoya	3,500	83
IBJ Leasing	2,700	70
Idemitsu Kosan	5,300	623
Iida Home Max	10,500	125
Imasen Electric Industrial	6,800	114
Inabata	32,300	229
Inpex	37	258
Isuzu Motors	80,100	359
Itochu	18,800	194
J Trust	2,500	17
Japan Prime Realty Investment, Cl A ‡	26	72

Description	Shares	Market Value ($ Thousands)

Japan Real Estate Investment, Cl A ‡	9	$92
Japan Retail Fund Investment, Cl A ‡	85	146
Japan Tobacco	45	185
JFE Holdings	3,700	116
JFE Shoji Holdings	25,000	119
JGC	98,000	2,207
Joshin Denki	7,000	73
JS Group	43,400	1,053
JSP	10,400	196
JTEKT	1,900	28
Jupiter Telecommunications	2,160	2,320
JX Holdings	37,700	264
Kamei	6,000	31
Kansai Electric Power	600	16
Kansai Paint	7,000	66
Kanto Auto Works	4,900	41
Kao	21,800	585
Kawasaki Heavy Industries	11,000	44
Kawasaki Kisen Kaisha	17,100	74
Kawasumi Laboratories	3,000	21
KDDI	584	3,778
Keyence	300	81
Kikuchi	500	13
Kobe Steel	137,600	375
Koito Manufacturing	2,000	36
Komatsu	17,800	542
Konishi	2,300	32
K’s Holdings	7,300	246
Kubota	1,000	10
Kyocera	1,300	135
Mabuchi Motor	22,700	1,130
Makita	35,800	1,505
Marubeni	114,400	873
Marui Group	1,900	17
Mazda Motor	22,000	56
McDonald’s Holdings Japan	1,000	24
Medipal Holdings	1,100	10
MEIJI Holdings	3,300	155
Mikuni Coca-Cola Bottling	5,900	53
Millea Holdings	2,700	88
Miraca Holdings	2,700	104
Mitsubishi	92,200	2,544
Mitsubishi Chemical Holdings	65,200	475
Mitsubishi Electric	36,500	431
Mitsubishi Estate	4,000	81
Mitsubishi Gas Chemical	7,000	54
Mitsubishi Heavy Industries	29,000	123
Mitsubishi Materials	50,000	192
Mitsubishi Motors *	46,000	65
Mitsubishi UFJ Financial Group	471,200	2,605
Mitsui	20,000	363
Mitsui Chemicals	40,000	149
Mitsui Engineering & Shipbuilding	5,000	14
Mitsui Fudosan	5,000	106
Mitsui Mining & Smelting	6,000	24
Mitsui OSK Lines	16,000	106
Mitsui Sumitomo Insurance Group Holdings	47,500	1,244
Mitsui Trust Holdings	3,000	13
Mizuho Financial Group	142,700	293

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

International Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Murakami	1,000	$18
Murata Manufacturing	2,400	178
Nabtesco	4,700	111
Namco Bandai Holdings	3,000	35
NEC	21,000	58
NGK Spark Plug	3,500	52
Nichii Gakkan	22,500	206
Nichireki	10,000	41
Nidec	700	65
Nihon Shokuhin Kako	1,000	5
Nikon	1,100	26
Nintendo	4,000	1,170
Nippon Building Fund, Cl A ‡	11	115
Nippon Electric Glass	142,100	2,362
Nippon Paper Group	2,900	79
Nippon Steel	83,000	300
Nippon Steel Trading	24,000	80
Nippon Telegraph & Telephone ADR	72,000	1,763
Nippon Telegraph & Telephone	35,200	1,714
Nippon Yusen	35,500	156
Nishi-Nippon City Bank	5,600	19
Nishio Rent All	2,900	20
Nissan Motor	22,100	225
Nisshin Fudosan	16,700	131
Nisshin Steel	33,000	74
Nissin Sugar Manufacturing	11,000	28
Nitto Denko	4,800	289
NOK	3,800	75
Nomura Holdings	25,800	163
Nomura Real Estate Office Fund, Cl A ‡	13	88
NSK	2,000	19
NTN	6,000	32
NTT DoCoMo	54	101
Omron	2,300	64
Ono Pharmaceutical	1,100	57
Onoken	2,600	23
Oriental Land	2,700	270
ORIX	2,220	248
Otsuka Holdings	4,000	100
Pacific Industrial	3,000	18
Panasonic	66,200	890
Penta-Ocean Construction	114,000	191
Rakuten	22	19
Ricoh	4,000	53
Rinnai	400	25
Rohm	12,400	872
Roland	6,800	80
San-Ai Oil	16,000	89
Sankyo	38,300	2,162
Sanshin Electronics	3,000	27
Sapporo Hokuyo Holdings	70,100	364
Scroll	15,000	67
Secom	1,200	60
Sega Sammy Holdings	19,300	437
Seiko Epson	700	12
Seino Holdings	19,000	144
Sekisui Chemical	231,000	1,813
Sekisui House	83,000	856
Sekisui Jushi	9,000	89
Seven & I Holdings	105,400	2,929

Description	Shares	Market Value ($ Thousands)

Sharp	13,000	$140
Shimano	1,800	89
Shin-Etsu Chemical	45,600	2,613
Shiseido	52,100	1,057
Showa Denko	38,000	83
Showa Shell Sekiyu	24,800	224
SMC	6,000	1,022
Softbank	21,800	893
Software Service	600	12
Sojitz	176,400	396
Sony	43,000	1,571
Sony Financial Holdings	769	3,262
Sumitomo	89,900	1,326
Sumitomo Chemical	35,000	188
Sumitomo Electric Industries	6,600	96
Sumitomo Metal Mining	7,000	131
Sumitomo Mitsui Financial Group	76,200	2,869
Sumitomo Realty & Development	3,000	80
Sumitomo Rubber Industries	3,500	38
Sumitomo Trust & Banking (A)	131,000	830
Suzuki Motor	6,100	144
T&K Toka	2,100	32
Takagi Securities	10,000	13
Takara Leben	16,500	137
Takeda Pharmaceutical	37,600	1,866
Tanabe Seiyaku	1,600	27
TDK	800	54
Teijin	34,000	164
Tokyo Electron	20,200	1,316
Tokyo Gas	7,800	35
Tokyu	18,000	83
Tokyu Land	21,000	120
Tomoku	20,000	63
TonenGeneral Sekiyu	21,000	247
Toppan Printing	7,000	64
Toray Industries	28,000	212
Toshiba	16,000	104
Toshiba TEC	47,000	221
Tosoh	80,000	285
Totetsu Kogyo	13,000	109
Toyo Tire & Rubber	29,000	80
Toyoda Gosei	1,200	28
Toyota Auto Body	9,000	168
Toyota Boshoku	1,500	25
Toyota Industries	2,300	79
Toyota Motor ADR	11,237	1,048
Toyota Motor	82,200	3,833
Unicharm	65,200	2,511
Universe	3,600	57
USS	180	14
Wacoal Holdings	74,723	1,010
West Japan Railway	113	468
Yachiyo Industry	1,500	15
Yahoo! Japan	310	116
Yamada Denki	300	23
Yamaha	2,700	35
Yamaha Motor	12,500	221
Yaskawa Electric	188,000	2,189

		108,152

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

International Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Malaysia — 0.2%
Axiata Group *	561,800	$899

Mexico — 0.1%
Telefonos de Mexico ADR	29,208	528

Netherlands — 5.9%
Aegon	19,451	150
Akzo Nobel	81,002	5,512
ArcelorMittal	9,762	359
ASML Holding	2,634	115
Corio‡	478	32
Delta Lloyd *	1,199	29
European Aeronautic Defense and Space	71,858	2,080
Fugro	25,119	2,115
Gemalto	26,536	1,320
Heineken	3,296	170
ING Groep	179,461	2,252
Koninklijke Ahold	127,372	1,712
Koninklijke DSM	1,396	82
Koninklijke Philips Electronics	24,538	802
Koninklijke Vopak	490	24
Reed Elsevier	269,163	3,555
Royal Dutch Shell, Cl A (GBP)	35,973	1,294
Royal Dutch Shell, Cl A	63,171	2,274
Royal Dutch Shell ADR, Cl B	22,100	1,594
Royal Dutch Shell, Cl B	24,450	874
SBM Offshore	1,442	36
TNT(A)	159,410	4,191
Unilever	71,600	2,161
Wolters Kluwer	36,833	871

		33,604

New Zealand — 0.4%
Telecom of New Zealand	1,443,780	2,257

Norway — 1.7%
Aker Kvaerner	79,152	1,675
Atea	11,500	127
DnB	265,684	4,108
Orkla	8,061	73
Seadrill	6,056	231
Statoil	101,062	2,664
Telenor	17,295	287
Yara International	5,895	312

		9,477

Poland — 0.1%
KGHM Polska Miedz	9,416	576

Portugal — 0.1%
Energias de Portugal	25,885	98
Galp Energia SGPS, Cl B	1,691	35
Jeronimo Martins	12,090	194

Description	Shares	Market Value ($ Thousands)

Portugal Telecom	12,677	$149

		476

Russia — 0.1%
Gazprom OAO ADR	24,389	718

Singapore — 1.2%
City Developments	11,000	97
CSE Global	78,000	76
DBS Group Holdings	109,000	1,216
Fraser and Neave	53,400	236
Genting Singapore *	30,000	45
Global Logistic Properties *	10,000	15
GP Batteries International	6,000	7
Ho Bee Investment	98,000	102
Jardine Cycle & Carriage	4,300	114
Keppel	25,800	228
Keppel Land	28,600	95
Neptune Orient Lines	77,000	124
Oversea-Chinese Banking	165,100	1,196
SembCorp Industries	21,000	79
SembCorp Marine	25,000	105
Singapore Airlines	134,500	1,441
Singapore Exchange	11,000	68
Singapore Press Holdings	49,200	150
Singapore Technologies Engineering	19,900	50
Singapore Telecommunications	157,000	367
Transpac Industrial Holdings	15,000	25
United Overseas Bank	17,000	242
UOL Group	10,000	35
Wheelock Properties Singapore	42,370	61
Wilmar International	32,000	128
Yangzijiang Shipbuilding Holdings	241,900	341

		6,643

South Africa — 0.7%
AngloGold Ashanti ADR	31,727	1,550
Gold Fields	69,295	1,246
MTN Group	81,230	1,438

		4,234

South Korea — 2.8%
Honda Motor *	530	14
Hyundai Heavy Industries	4,693	1,809
Hyundai Mobis	11,145	2,592
Hyundai Motor GDR *	596	16
Hyundai Motor	9,346	1,474
Korea Electric Power ADR	65,888	804
KT ADR	37,700	746
KT&G	43,493	2,208
LG	4,934	339
Samsung Electronics	3,341	2,732
Samsung SDI	5,068	748
Shinhan Financial Group	18,264	762
SK Telecom ADR	95,586	1,681

		15,925

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

International Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Spain — 1.6%
Abertis Infraestructuras	6,101	$123
ACS Actividades Construcciones y Servicios	1,268	58
Amadeus IT Holding, Cl A *	1,219	24
Banco Bilbao Vizcaya Argentaria	150,632	1,861
Banco Santander Central Hispano	161,479	1,993
Criteria Caixacorp (A)	53,833	390
Enagas	102,705	2,201
Ferrovial	28,293	340
Fomento de Construcciones y Contratas	2,819	90
Gas Natural	7,439	127
Grifols	806	13
Iberdrola	32,361	283
Inditex	3,017	219
Repsol	16,155	543
Tecnicas Reunidas	7,637	439
Telefonica	8,925	227

		8,931

Sweden — 1.6%
AarhusKarlshamn	2,841	76
Alfa Laval	7,146	146
Assa Abloy, Cl B	6,146	172
Atlas Copco, Cl A	17,784	447
Atlas Copco, Cl B	20,612	468
Bilia, Cl A	1,007	22
Boliden	3,167	68
Elekta, Cl B	16,625	635
Hennes & Mauritz, Cl B	2,800	92
Hexagon, Cl B	10,323	228
Holmen, Cl B	809	29
Industrivarden, Cl C	31,810	554
Kinnevik Investment, Cl B	3,697	83
Millicom International Cellular	1,158	102
Modern Times Group, Cl B	1,096	73
Nordea Bank	16,090	183
Ratos, Cl B	1,631	61
Sandvik	12,544	241
Scania, Cl B	41,415	924
Skandinaviska Enskilda Banken, Cl A	211,906	1,928
Skanska, Cl B	641	13
SKF, Cl B	7,409	207
SSAB, Cl A	4,777	75
Svenska Cellulosa, Cl B	1,399	23
Svenska Handelsbanken, Cl A	3,432	116
Swedbank, Cl A	32,995	581
Swedish Match	3,501	111
Tele2, Cl B	29,651	677
Telefonaktiebolaget LM Ericsson, Cl B	10,938	141
Volvo, Cl B	50,213	869

		9,345

Switzerland — 8.1%
ABB	7,516	184
Actelion *	3,297	183
Aryzta	1,137	53
Baloise Holding	421	45

Description	Shares	Market Value ($ Thousands)

Clariant	8,066	$133
Coltene Holding	472	30
Compagnie Financiere Richemont	15,658	896
Credit Suisse Group	30,965	1,432
Emmi	275	63
Geberit	16	4
Givaudan	4,031	4,016
Holcim	952	70
Informa	206,086	1,457
Julius Baer Group	35,711	1,600
Julius Baer Holding	11,155	202
Kuehne + Nagel International	370	50
Lindt & Spruengli	42	145
Logitech International *	1,947	37
Nestle	81,322	4,602
Nobel Biocare Holding	48,187	926
Novartis	148,025	8,297
Roche Holding	29,267	4,412
Schindler Holding	4,228	477
SGS	1,282	2,230
Sika	38	81
STMicroelectronics	7,618	98
Sulzer	16,339	2,533
Swatch Group	2,675	208
Swatch Group, Cl B	1,519	646
Swiss Life Holding	659	109
Swiss Reinsurance	2,663	163
Swisscom	893	394
Syngenta	57	19
Synthes	655	90
Transocean *	10,084	828
UBS	258,667	5,134
Xstrata	106,570	2,435
Zurich Financial Services	7,592	2,203

		46,485

Taiwan — 0.1%
AU Optronics ADR	2,498	22
Chunghwa Telecom ADR	1	—
United Microelectronics ADR	208,830	585

		607

Turkey — 0.2%
Turkiye Garanti Bankasi	278,602	1,233

United Kingdom — 16.3%
Admiral Group	8,345	229
Aggreko	6,683	157
Amec	15,953	302
Amlin	262,198	1,653
Anglo American	3,823	207
Antofagasta	70,802	1,620
ARM Holdings	40,716	409
Associated British Foods	4,151	65
AstraZeneca	73,170	3,566
Aviva	303,545	2,303
BAE Systems	17,426	93
Balfour Beatty	144,665	822
Barclays	344,451	1,792
BG Group	162,539	3,956
BHP Billiton	14,825	587

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

International Equity Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

BP	105,965	$853
British American Tobacco	105,381	4,220
British Land ‡	8,079	76
British Sky Broadcasting Group	40,299	516
BT Group, Cl A	200,481	594
Burberry Group	22,076	430
Cable & Wireless Worldwide	192,524	225
Cairn Energy *	50,624	352
Capita Group	84,937	1,002
Capital Shopping Centres Group‡	14,629	94
Centrica	78,050	432
Compass Group	7,942	71
Davis Service Group PLC	60,400	472
Diageo	89,761	1,755
Education Development International	15,291	32
Essar Energy *	1,935	16
Eurasian Natural Resources	55,945	878
Fresnillo	9,121	236
GlaxoSmithKline	117,961	2,266
Hammerson ‡	14,344	109
Hogg Robinson Group	38,599	29
HSBC Holdings	482,167	5,490
ICAP	110,044	932
Imperial Tobacco Group	39,190	1,258
Intercontinental Hotels Group	4,179	93
International Consolidated Airlines Group *	48,896	178
International Power	91,618	498
Intertek Group	5,240	154
ITV	28,183	40
J Sainsbury	41,046	254
Johnson Matthey	662	20
Kingfisher	689,068	2,851
Land Securities Group‡	9,309	116
Legal & General Group	160,807	311
Lloyds Banking Group	1,863,714	1,878
London Stock Exchange Group	5,567	81
Man Group	23,445	110
Michael Page International	173,010	1,448
Morgan Sindall	3,027	33
National Grid	22,524	209
Old Mutual	85,625	183
Pearson	8,208	140
Petrofac	8,595	195
Prudential	174,091	2,015
Reckitt Benckiser Group	4,559	235
Reed Elsevier	163,674	1,463
Resolution	3,890	18
Rexam	338,760	2,011
Rio Tinto ADR	20,500	1,457
Rio Tinto	87,290	6,119
Rolls-Royce Group	523,019	5,249
Royal Bank of Scotland Group *	1,734,186	1,274
SABMiller	16,525	557
Sage Group	264,408	1,223
Savills	11,660	72
Schroders	2,829	82
Scottish & Southern Energy	8,141	164
Serco Group	4,584	41
Severn Trent	11,660	282
Shire	20,034	567

Description	Shares	Market Value ($ Thousands)

Smith & Nephew	54,574	$631
Smiths Group	12,271	267
Standard Chartered	13,424	355
Standard Life	36,391	141
Subsea 7	1,400	36
Tesco	499,857	3,286
Travis Perkins	40,160	650
Tullow Oil	67,641	1,580
Unilever	12,547	372
United Utilities Group	176,217	1,697
Vedanta Resources	3,668	144
Vodafone Group	3,585,098	10,164
Weir Group	7,496	209
Whitbread	3,796	110
Willis Group Holdings	40,300	1,567
Wolseley *	1,222	43
WPP	15,242	210

		93,182

United States — 0.5%
Axis Capital Holdings	20,200	734
Capital One Financial	1,009	50
Clearwater Paper *	1,900	151
ConocoPhillips	13,159	1,025
Eli Lilly	346	12
Humana *	1,576	102
RAIT Financial Trust‡	64,752	221
Tyson Foods, Cl A	24,360	454

		2,749

Total Common Stock (Cost $478,892) ($ Thousands)		556,248

PREFERRED STOCK — 0.4%

Germany — 0.4%
Bayerische Motoren Werke	6,606	356
Draegerwerk	1,189	98
Henkel	4,002	241
KSB	173	144
Porsche Automobil Holding (A)	5,836	464
ProSiebenSat.1 Media	1,565	51
RWE	1,587	102
Sto	300	41
Volkswagen	4,808	816

Total Preferred Stock (Cost $1,998) ($ Thousands)		2,313

	Number of Warrants

WARRANT — 0.2%

India — 0.2%
Shriram Transport Finance, Expires 09/24/14 * (B)	70,731	1,159

Total Warrant (Cost $887) ($ Thousands)		1,159

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

International Equity Fund

February 28, 2011

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)
	Number of Rights

RIGHTS — 0.0%

Austria — 0.0%
IMMOFINANZ, Expires 03/02/11	3,458	$—

Hong Kong — 0.0%
Wharf Holdings, Expires 03/14/11	3,430	7

Total Rights (Cost $0) ($ Thousands)		7

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills (C) (D)
0.180%, 06/16/11	$150	150
0.169%, 06/30/11	849	848
0.154%, 06/09/11	217	217

Total U.S. Treasury Obligations (Cost $1,215) ($ Thousands)		1,215

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.090% (D) ** †	2,271,796	2,272

Total Cash Equivalent (Cost $2,272) ($ Thousands)		2,272

AFFILIATED PARTNERSHIP — 4.2%
SEI Liquidity Fund, L.P.
0.200% (E) ** †	24,775,740	23,998

Total Affiliated Partnership (Cost $24,776) ($ Thousands)		23,998

Total Investments — 102.7% (Cost $510,040)($ Thousands)††		$587,212

A summary of the open futures contracts held by the Fund at February 28, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
SPI 200	2	Apr-2011	$6
DJ Euro Stoxx 50 Index	14	Mar-2011	38
FTSE Index	5	Mar-2011	9
Nikkei 225 Index	4	Mar-2011	9
Topix Index	6	Mar-2011	46

			$108

For the period ended February 28, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $571,657($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2011.

‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.

††	At February 28, 2011, the tax basis cost of the Fund’s investments was $510,040 ($ Thousands), and the unrealized appreciation and depreciation were $83,126($ Thousands) and $(5,954)($ Thousands), respectively.

(A)	This security or a partial position of this security is on loan at February 28, 2011. The total value of securities on loan atFebruary 28, 2011 was $23,568 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2011was $23,988 ($ Thousands)

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P. — Limited Partnership

PLC — Public Limited Company

SPI — Share Price Index

The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$556,248	$—	$—	$556,248
Preferred Stock	2,313	—	—	2,313
Warrant	—	1,159	—	1,159
Rights	7	—	—	7
U.S. Treasury Obligations	—	1,215	—	1,215
Cash Equivalent	2,272	—	—	2,272
Affiliated Partnership	—	23,998	—	23,998

Total Investments in Securities	$560,840	$26,372	$—	$587,212

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$108	$—	$—	$108

Total Other Financial Instruments	$108	$—	$—	$108

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statement

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Argentina — 0.0%
Tenaris ADR	48,921	$2,220

Australia — 3.2%
Aditya Birla Minerals *	166,691	230
Australia & New Zealand Banking Group ADR (A)	834,100	20,602
Australia & New Zealand Banking Group	67,881	1,678
Beach Energy	1,020,311	979
BGP Holdings *	239,898	—
BHP Billiton	605,405	28,612
Brambles	53,811	391
Caltex Australia	477,217	7,748
Coal & Allied Industries	3,073	372
Commonwealth Bank of Australia	31,229	1,698
CSL	19,131	695
Equinox Minerals *	1,798,351	11,390
Fortescue Metals Group *	103,199	704
Leighton Holdings	21,508	682
National Australia Bank	66,056	1,747
New Hope	153,778	764
Newcrest Mining	15,774	610
OZ Minerals	8,618,892	14,342
Qantas Airways	221,139	530
Rio Tinto	256,937	22,438
Santos	1,240,904	18,227
Suncorp Group	78,619	675
Telstra ADR (A)	1,296,900	18,507
Telstra	711,355	2,026
Wesfarmers	32,778	1,111
Westfield Group ‡	114,969	1,146
Westpac Banking	80,327	1,939
Woolworths	49,056	1,346

		161,189

Austria — 0.1%
Erste Group Bank	16,759	885
IMMOFINANZ *	139,979	619
OMV	27,254	1,159
Voestalpine	49,676	2,297

		4,960

Belgium — 0.7%
Ageas	210,546	669
Delhaize Group ADR	382,400	29,632
Delhaize Group	9,509	736
D’ieteren	18,770	1,273
Groupe Bruxelles Lambert	9,608	884
InBev	50,680	2,829
KBC Groep	29,920	1,252

		37,275

Brazil — 4.5%
Banco Bradesco ADR (A)	937,800	18,362
Banco do Brasil	111,681	1,989
BM&F Bovespa SA	2,352,248	15,930
BR Properties	153,200	1,635

Description	Shares	Market Value ($ Thousands)

Cia de Saneamento Basico do Estado de Sao Paulo ADR (A)	807,738	$40,339
Cia Paranaense de Energia ADR (A)	1,207,300	30,810
Cia Vale do Rio Doce ADR, Cl B	532,597	18,231
Cia Vale do Rio Doce	270,120	9,142
Embraer ADR (A)	333,900	11,373
Embraer	243,033	2,046
Fleury	129,893	1,712
Hypermarcas *	271,827	3,098
Julio Simoes Logistica *	230,295	1,576
Magnesita Refratarios *	248,000	1,246
Natura Cosmeticos	577,500	14,784
Petroleo Brasileiro ADR	276,500	11,013
Petroleo Brasileiro	582,210	11,460
SLC Agricola	111,493	1,465
Telegraph Norte Leste Participacoes ADR	578,900	9,141
Totvs	147,136	13,809
Vivo Participacoes ADR	60,047	2,210
Wilson Sons, Cl BDR	63,285	1,088

		222,459

Canada — 6.6%
AGF Management, Cl B	56,300	1,127
Agrium	227,800	21,652
Alimentation Couche Tard, Cl B	31,930	842
Athabasca Oil Sands *	101,800	1,724
Bank of Montreal	14,800	941
Bank of Nova Scotia	19,000	1,170
Barrick Gold	134,800	7,115
BCE (A)	52,587	1,944
Brookfield Asset Management, Cl A	17,200	582
Canadian Imperial Bank of Commerce	7,671	647
Canadian National Railway	301,691	21,998
Canadian Natural Resources	479,742	24,087
Canadian Oil Sands (A)	26,000	802
Cascades	32,900	229
Celestica *	107,000	1,264
Cenovus Energy	147,617	5,718
Centerra Gold	109,500	2,099
CGI Group, Cl A *	175,800	3,494
CI Financial	100,200	2,367
Domtar	59,590	5,208
Dorel Industries, Cl B	33,200	1,076
Empire, Cl A	10,300	552
Enbridge (A)	84,080	5,008
EnCana	29,300	949
Fairfax Financial Holdings	3,300	1,275
Gildan Activewear	74,400	2,374
Gran Tierra Energy *	194,785	1,807
Great-West Lifeco	23,900	673
IGM Financial	8,200	397
Imax * (A)	427,000	11,320
Imperial Oil	27,500	1,428
Industrial Alliance Insurance & Financial Services	5,600	227
Lundin Mining *	471,200	3,699
Magna International, Cl A	164,100	8,057
Manulife Financial	62,000	1,168

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Nexen	898,243	$24,514
Norbord *	48,403	755
Nordion	47	1
Northgate Minerals *	105,700	300
Onex	64,800	2,309
Open Text *	48,100	2,820
Pacific Rubiales Energy	405,621	13,552
Penn West Petroleum	34,400	991
Potash Corp of Saskatchewan (USD)	168,150	10,358
Potash Corp of Saskatchewan	63,900	3,925
Quebecor, Cl B	24,700	893
Research In Motion * (A)	228,825	15,125
Rogers Communications, Cl B (A)	61,700	2,172
Royal Bank of Canada	28,800	1,678
Saputo	80,100	3,383
SEMAFO *	97,100	1,014
Sun Life Financial	23,300	771
Suncor Energy	153,300	7,182
Talisman Energy	104,400	2,583
Tesco ADR	23,996	441
TMX Group	53,000	2,202
Toronto-Dominion Bank (A)	263,100	22,010
Transat AT, Cl B *	300	5
Trican Well Service	575,400	13,367
Valeant Pharmaceuticals International	339,200	13,571
Viterra	327,600	4,000
West Fraser Timber	17,200	821
Yamana Gold	2,707,163	34,395

		330,158

Chile — 0.3%
Enersis ADR	109,413	2,222
ENTEL Chile	128,038	2,178
SACI Falabella	1,226,703	11,840

		16,240

China — 3.0%
AirMedia Group ADR *	120,292	793
Ajisen China Holdings	1,596,414	2,435
China Construction Bank, Cl H	4,151,000	3,629
China Life Insurance, Cl H	298,600	1,137
China Merchants Bank, Cl H	6,261,127	14,983
China Petroleum & Chemical, Cl H	22,604,600	23,042
China Railway Construction, Cl H	924,669	1,034
China Rongsheng Heavy Industry Group *	1,883,563	1,668
China Telecom, Cl H	4,838,000	2,845
Dongfeng Motor Group, Cl H	3,152,000	5,463
GOME Electrical Appliances Holdings	9,279,678	3,133
Huaneng Power International ADR (A)	436,900	9,826
Industrial & Commercial Bank of China, Cl H	25,125,000	19,290
Mindray Medical International ADR	74,185	2,009
Noah Holdings ADR *	76,410	990
Shanghai Friendship Group, Cl B	241,620	526
Sina * (A)	28,040	2,290

Description	Shares	Market Value ($ Thousands)

Sinopharm Group, Cl H	2,763,186	$10,039
Springland International Holdings *	2,186,356	1,583
Tingyi Cayman Islands Holding	1,100,200	2,472
Yanzhou Coal Mining ADR	376,100	11,283
Zhaojin Mining Industry	3,167,500	13,460
Zhuzhou CSR Times Electric, Cl H	4,417,818	14,775

		148,705

Colombia — 0.0%
Grupo de Inversiones Suramericana	71,966	1,336

Czech Republic — 0.0%
Komercni Banka	8,077	1,945

Denmark — 1.0%
AP Moller - Maersk, Cl A	213	2,056
AP Moller - Maersk, Cl B	239	2,375
Carlsberg, Cl B	6,416	683
Danske Bank	33,768	794
Novo-Nordisk, Cl B	282,602	35,626
Vestas Wind Systems *	218,607	7,536

		49,070

Egypt — 0.1%
Egyptian Financial Group-Hermes Holding (F) (G)	409,009	1,834
Talaat Moustafa Group *(F) (G)	903,181	1,001

		2,835

Finland — 0.8%
Fortum	35,081	1,088
Nokia ADR (A)	912,700	7,876
Nokia	212,578	1,844
Outokumpu	29,343	527
Sampo, Cl A	132,850	4,116
Stora Enso, Cl R	1,376,750	15,526
UPM-Kymmene	396,294	7,877

		38,854

France — 5.0%
Air Liquide	159,825	20,708
Alcatel-Lucent	748,290	3,707
Alstom	14,566	869
Arkema	86,500	6,325
AXA	133,067	2,797
BNP Paribas	442,496	34,580
Bouygues	25,590	1,184
Christian Dior	1,415	204
CNP Assurances	30,624	680
Compagnie de St.-Gobain	20,677	1,237
Credit Agricole	189,373	3,327
Danone	19,388	1,217
Eiffage	8,517	508
Electricite de France	25,917	1,157
Eramet *	2,311	835
France Telecom ADR (A)	1,236,800	27,469
Gaz de France	66,052	2,680
Iliad	13,074	1,466

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Lafarge	255,223	$15,491
L’Oreal	15,999	1,862
LVMH Moet Hennessy Louis Vuitton	145,585	22,974
Natixis	246,181	1,468
Pernod-Ricard	8,835	815
Peugeot	293,971	11,781
Publicis Groupe	304,141	17,364
Rhodia	192,904	5,557
Safran	12,832	457
Sanofi-Aventis	328,545	22,689
Schneider Electric	46,934	7,773
SCOR	14,434	425
Societe BIC	5,605	479
Societe Generale	42,739	3,008
Teleperformance *	19,701	749
Total	93,735	5,750
Unibail-Rodamco ‡	3,758	756
Valeo	96,723	6,025
Vinci	28,689	1,728
Vivendi	354,606	10,119

		248,220

Germany — 6.8%
Adidas	220,601	14,168
ADVA Optical Networking *	49,708	457
Allianz	198,813	28,668
BASF	206,056	17,150
Bayer	19,774	1,535
Bayerische Motoren Werke	27,285	2,215
Celesio	53,600	1,484
Commerzbank	81,743	705
Continental	2,245	190
DaimlerChrysler	54,905	3,871
Deutsche Bank	337,494	21,713
Deutsche Lufthansa	589,912	12,071
Deutsche Post	223,210	4,097
Dialog Semiconductor *	594,080	12,226
E.ON	91,387	3,001
Fresenius	12,007	1,096
Fresenius Medical Care	310,652	20,585
GEA Group	395,269	12,226
Hannover Rueckversicherung	10,411	607
HeidelbergCement	9,541	669
Henkel	252,468	12,902
Hochtief	5,674	560
Infineon Technologies	2,251,236	24,651
Kabel Deutschland Holding *	249,004	13,533
Lanxess	62,160	4,648
Merck KGaA	7,228	654
Muenchener Rueckversicherungs	122,502	20,465
Norddeutsche Affinerie	38,588	2,056
RWE	25,914	1,751
SAP	531,312	32,084
Siemens ADR (A)	157,000	21,107
Siemens	199,786	26,929
Suedzucker	122,611	3,370
Symrise	343,443	9,027
ThyssenKrupp	58,191	2,421
TUI	56,452	741

Description	Shares	Market Value ($ Thousands)

Volkswagen	10,389	$1,579

		337,212

Hong Kong — 3.6%
AIA Group *	894,180	2,606
BOC Hong Kong Holdings	178,000	552
Cathay Pacific Airways	3,989,100	9,270
Chaoda Modern Agriculture	3,044,858	1,951
Cheung Kong Holdings	86,000	1,338
China Dongxiang Group	4,012,252	1,520
China High Precision Automation Group	2,423,078	1,863
China Mobile	2,504,010	23,484
CLP Holdings	1,488,000	12,121
CNOOC	13,189,297	29,937
First Pacific	16,210,000	12,882
Henderson Land Development	115,000	729
Hengdeli Holdings	22,388,000	12,187
Hong Kong Exchanges and Clearing	1,059,500	22,920
Hongkong Land Holdings	238,000	1,630
Huabao International Holdings	3,148,432	3,973
Hutchison Telecommunications Hong Kong Holdings	1,170,000	406
Hutchison Whampoa	94,000	1,107
Jardine Strategic Holdings	29,000	799
L’Occitane International *	4,866,750	11,646
Midland Holdings	720,000	588
New World Development	2,984,400	5,364
Polytec Asset Holdings	1,560,000	254
Power Assets Holdings	140,500	917
RCG Holdings *	137,229	43
Ruinian International	15,655,000	11,175
SJM Holdings	1,778,000	2,616
Sun Hung Kai Properties	80,000	1,292
Swire Pacific, Cl A	254,500	3,555
TPV Technology	1,266,000	744
Wharf Holdings	92,000	603
Yue Yuen Industrial Holdings	397,500	1,250

		181,322

Hungary — 0.2%
MOL Hungarian Oil and Gas	16,968	2,060
OTP Bank	217,562	6,526

		8,586

India — 1.2%
Allahabad Bank	700,492	3,069
Andhra Bank	787,173	2,360
Bank of India	414,753	4,027
Cairn India *	393,250	2,947
Canara Bank	224,482	3,046
Central Bank of India	134,696	458
Dena Bank	480,718	1,010
IDBI Bank	1,321,281	3,846
India Cements	779,616	1,471
Indian Bank	128,394	580
Indian Overseas Bank	519,843	1,530
ITC	913,420	3,410
JBF Industries	55,021	199
Nagarjuna Construction	1,057,842	2,358
Oriental Bank of Commerce	437,785	3,139

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Power Finance	395,512	$2,169
Reliance Infrastructure	130,743	1,761
State Bank of India	175,914	10,223
State Bank of India GDR	32,695	3,861
Syndicate Bank	165,066	417
Union Bank of India	275,100	1,908
Vijaya Bank	1,903,491	3,188
Welspun	399,144	1,683
Zuari Industries	8,087	113

		58,773

Indonesia — 1.3%
APERAM	4,065	168
Astra International	531,962	3,139
Bank Mandiri	5,764,500	3,790
Bank Negara Indonesia Persero	13,047,207	5,251
Bank Rakyat Indonesia Persero	23,285,500	12,406
Gudang Garam	240,848	998
HM Sampoerna	17,500	51
Indofood CBP Sukses Makmur TBK *	2,082,849	1,080
Indofood Sukses Makmur	22,916,000	12,339
Kalbe Farma	37,018,000	12,274
Telekomunikasi Indonesia	1,846,962	1,560
United Tractors	4,667,000	12,274

		65,330

Ireland — 0.9%
Covidien	661,700	34,044
Experian	980,288	12,437

		46,481

Israel — 0.9%
Bank Hapoalim *	1,113,286	5,071
Check Point Software Technologies * (A)	63,180	3,149
Israel Discount Bank, Cl A *	1,137,803	2,306
Partner Communications	65,746	1,220
Teva Pharmaceutical Industries ADR (A)	650,050	32,568
Teva Pharmaceutical Industries	39,098	1,975

		46,289

Italy — 1.0%
Assicurazioni Generali	52,608	1,191
Atlantia	30,211	693
Banca Intesa RNC	1,166,639	3,419
Banca Intesa	992,631	3,351
Banca Monte dei Paschi di Siena	844,939	1,127
Banche Popolari Unite	71,427	722
Banco Popolare Scarl	221,773	775
Enel	1,486,689	8,867
ENI	165,421	4,037
Exor	142,425	4,349
Fiat	110,858	1,030
Finmeccanica	50,238	629
Indesit	34,599	400
Parmalat	3,812,483	11,690
Saipem	73,640	3,723
Snam Rete Gas	164,112	898
Sorin *	105,287	267

Description	Shares	Market Value ($ Thousands)

UniCredito Italiano	1,581,850	$4,071

		51,239

Japan — 13.2%
77 Bank	109,000	685
Aeon	549,100	6,903
Aisin Seiki	122,200	4,646
Alfresa Holdings	27,100	1,047
All Nippon Airways	168,000	605
Alpine Electronics	57,100	827
Anritsu	202,000	1,886
Arnest One	58,500	735
Asahi Glass ADR	752,900	10,616
Asahi Glass	299,000	4,153
Asahi Kasei	278,000	1,914
Astellas Pharma	238,200	9,318
Bridgestone	28,200	576
Canon	397,516	19,117
Central Glass	71,000	316
Central Japan Railway	496	4,425
Century Tokyo Leasing	11,900	226
Chubu Electric Power	25,000	658
Dai Nippon Printing	52,000	699
Daicel Chemical Industries	520,000	3,554
Daihatsu Motor	155,000	2,437
Dai-ichi Life Insurance	7,413	13,319
Daiichi Sankyo	195,400	4,178
Daiichikosho	23,200	450
Daikin Industries	9,300	314
Daikyo	698,000	1,346
Dainippon Screen Manufacturing	628,000	6,055
Dainippon Sumitomo Pharma	188,400	1,824
Daito Trust Construction	43,000	3,501
Daiwa House Industry	736,000	9,397
Dena	117,800	4,536
Denso	33,700	1,257
East Japan Railway	13,700	951
Ebara	534,000	3,102
EDION	243,300	2,512
Elpida Memory *	173,600	2,598
Fanuc	126,200	19,532
Fuji Heavy Industries ADR	119,300	10,284
Fuji Heavy Industries	673,000	5,758
FUJIFILM Holdings	133,400	4,657
Fujitsu ADR (A)	267,300	9,051
Fujitsu	1,557,000	10,490
Hankyu Hanshin Holdings	135,000	649
Hino Motors	320,000	1,762
HIS	22,000	571
Hitachi	4,463,000	26,964
Hitachi Chemical	25,800	596
Hitachi High-Technologies	500,300	11,602
Hitachi Metals	51,000	695
Honda Motor	99,600	4,309
Hoya	25,100	598
Idemitsu Kosan	34,600	4,067
IHI	1,230,000	3,213
Inpex	329	2,293
Isuzu Motors	1,003,000	4,493
IT Holdings	81,500	928
Itochu	97,600	1,008
Itochu Techno-Solutions	19,300	681

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Japan Tobacco	336	$1,382
JFE Holdings	31,400	987
Kaken Pharmaceutical	85,000	1,082
KDDI	2,521	16,308
Keihin	18,500	408
Kewpie	40,600	515
Keyence	1,900	516
Kobe Steel	680,000	1,851
Kohnan Shoji	15,700	215
Koito Manufacturing	17,000	305
Komatsu	1,126,596	34,308
K’s Holdings	187,900	6,321
Kubota	28,000	286
Kyocera	9,500	983
Maeda Road Construction	71,000	601
Marubeni	610,000	4,653
Mazda Motor	174,000	446
Medipal Holdings	159,500	1,511
Millea Holdings	22,000	719
Miraca Holdings	80,400	3,101
Mitsubishi	85,500	2,360
Mitsubishi Chemical Holdings	298,000	2,171
Mitsubishi Electric	272,000	3,210
Mitsubishi Estate	34,000	692
Mitsubishi Heavy Industries	226,000	957
Mitsubishi Materials	425,000	1,634
Mitsubishi Motors *	359,000	508
Mitsubishi UFJ Financial Group	5,190,508	28,699
Mitsui ADR	56,100	20,487
Mitsui	133,100	2,414
Mitsui Chemicals	341,000	1,269
Mitsui Fudosan	27,000	571
Mitsui OSK Lines	117,000	773
Mitsui Sumitomo Insurance Group Holdings	30,400	796
Mizuho Financial Group	1,060,000	2,174
Murata Manufacturing	7,200	534
Nagase	53,000	686
NEC	149,000	409
NEC Networks & System Integration	39,800	538
NGK Spark Plug	12,000	179
Nichii Gakkan	131,200	1,202
Nidec	4,600	427
Nikon	14,100	329
Nintendo	5,800	1,697
Nippo	62,000	436
Nippon Electric Glass	60,000	998
Nippon Flour Mills	78,000	387
Nippon Light Metal	1,264,000	2,700
Nippon Meat Packers	210,000	2,932
Nippon Paper Group	101,500	2,780
Nippon Steel	712,000	2,572
Nippon Telegraph & Telephone	435,700	21,219
Nippon Yusen ADR	2,102,800	18,505
Nippon Yusen	151,000	663
Nissan Motor	107,600	1,097
Nisshin Steel	271,000	605
Nitto Denko ADR	345,930	20,818
Nitto Denko	14,700	884
NOK	19,000	376
Nomura Holdings	186,500	1,179

Description	Shares	Market Value ($ Thousands)

Noritsu Koki	8,200	$54
NTT Data	447	1,585
Oriental Land	26,900	2,686
ORIX	45,030	5,029
Osaka Securities Exchange	2,348	12,753
Otsuka Holdings	22,400	560
Panasonic	180,200	2,422
Ricoh	27,000	355
Saizeriya	75,900	1,443
Sanrio	111,000	3,655
Sapporo Hokuyo Holdings	224,800	1,169
Secom	9,000	452
Sega Sammy Holdings	129,200	2,928
Seino Holdings	165,000	1,253
Sekisui Chemical	17,000	133
Sharp	97,000	1,048
Shin-Etsu Chemical	11,800	676
Showa Denko	324,000	708
Showa Shell Sekiyu	137,400	1,239
SMC	25,500	4,342
Softbank	201,900	8,268
Sojitz	1,141,600	2,564
Sony	450,200	16,446
Sumitomo	69,200	1,020
Sumitomo Chemical	243,000	1,305
Sumitomo Electric Industries	49,900	728
Sumitomo Metal Mining	57,000	1,069
Sumitomo Mitsui Financial Group	111,000	4,180
Sumitomo Rubber Industries	12,500	134
Sumitomo Trust & Banking	94,000	595
Suzuki Motor	43,800	1,032
Sysmex	184,600	11,942
Takeda Pharmaceutical	258,200	12,811
TDK	5,800	389
Teijin	118,000	569
Toagosei	341,000	1,740
Tokyo Electron	6,300	410
Tokyo Energy & Systems	14,000	96
Tokyo Tekko	30,000	103
Tokyu	140,000	648
TonenGeneral Sekiyu	143,000	1,681
Toppan Printing	54,000	493
Toray Industries	147,000	1,111
Toshiba	121,000	790
Toshiba Plant Systems & Services	1,044,000	14,170
Toshiba TEC	168,000	789
Toyo Seikan Kaisha	90,300	1,651
Toyoda Gosei	9,100	213
Toyota Boshoku	11,800	196
Toyota Industries	15,900	547
Toyota Motor	704,747	32,859
Warabeya Nichiyo	6,500	85
Watabe Wedding	7,955	87
West Japan Railway	253	1,047
Yahoo! Japan	2,373	891
Yamada Denki	2,350	179
Yamaha	14,100	181
Yamaha Motor	62,000	1,094
Zeon	676,000	6,890

		659,742

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Kazakhstan — 0.0%
KazMunaiGas Exploration Production GDR	101,048	$2,324

Malaysia — 0.6%
Affin Holdings	236,400	251
Axiata Group *	3,324,785	5,319
CIMB Group Holdings	4,424,600	11,690
EON Capital *	119,600	280
Hong Leong Bank	293,133	894
Hong Leong Financial Group	94,700	270
Malayan Banking	496,800	1,404
Proton Holdings	131,700	167
RHB Capital	962,600	2,480
Sime Darby	1,303,700	3,829
Telekom Malaysia	2,081,500	2,688

		29,272

Mexico — 1.7%
Alfa, Cl A	150,804	1,877
America Movil ADR, Ser L	206,150	11,837
America Movil, Ser L	1,925,421	5,527
Bolsa Mexicana de Valores	658,934	1,300
Coca-Cola Femsa ADR	198,600	14,510
Genomma Lab Internacional, Cl B *	6,295,638	13,934
Grupo Financiero Banorte, Ser O	540,699	2,453
Grupo Lamosa *	17,900	30
Grupo Televisa *	487,166	2,308
OHL Mexico *	1,046,620	1,903
Telefonos de Mexico ADR (A)	412,706	7,466
Telefonos de Mexico, Cl L	436,600	397
Urbi Desarrollos Urbanos *	900,515	1,987
Wal-Mart de Mexico	7,074,100	20,276

		85,805

Netherlands — 3.7%
Aegon	154,372	1,187
ArcelorMittal	707,256	26,009
ASML Holding	18,689	812
CSM	376,624	13,398
European Aeronautic Defense and Space	291,162	8,429
Heineken	24,451	1,262
Heineken Holding	13,855	637
ING Groep	1,766,649	22,173
InterXion Holding *	810,701	11,885
Koninklijke Ahold	181,116	2,433
Koninklijke DSM	192,662	11,324
Koninklijke Philips Electronics	27,455	897
Nutreco	25,359	1,877
Reed Elsevier	56,483	746
Royal Dutch Shell ADR, Cl A (A)	426,100	30,786
Royal Dutch Shell, Cl A (GBP)	300,513	10,809
Royal Dutch Shell, Cl A	910,034	32,762
Royal Dutch Shell, Cl B	149,241	5,337
Unilever	107,261	3,238

		186,001

Description	Shares	Market Value ($ Thousands)

Netherlands Antilles — 0.5%
Schlumberger	259,650	$24,257

New Zealand — 0.1%
Telecom of New Zealand	1,981,237	3,096

Norway — 1.4%
DnB	368,896	5,704
Marine Harvest	2,838,578	3,333
Orkla	41,033	374
Seadrill	643,136	24,507
Statoil ADR (A)	1,266,900	33,433
Statoil	104,818	2,763
Yara International	27,616	1,464

		71,578

Pakistan — 0.0%
Pakistan Telecommunication	1,439,600	298

Poland — 0.4%
Getin Holding *	185,131	844
KGHM Polska Miedz	251,625	15,386
Netia *	107,362	195
Polski Koncern Naftowy Orlen	339,022	5,386

		21,811

Portugal — 0.3%
Energias de Portugal	210,307	798
Inapa-Invest Particip Gesta *	122,900	60
Jeronimo Martins	742,060	11,910

		12,768

Russia — 1.2%
Alliance Oil *	121,861	2,193
Eurasia Drilling GDR (E)	12,179	390
Eurasia Drilling GDR	36,628	1,172
Globaltrans Investment GDR	112,125	1,906
LSR Group GDR *	178,339	1,774
Lukoil ADR	328,280	23,370
Magnit GDR	439,668	12,487
Magnitogorsk Iron & Steel Works GDR	242,129	3,499
Mail.ru Group GDR *	345,737	12,533
Mobile Telesystems ADR	138,389	2,606

		61,930

Singapore — 1.0%
DBS Group Holdings	420,000	4,686
Genting Singapore *	235,000	353
Ho Bee Investment	7,928,000	8,297
Jardine Cycle & Carriage	9,000	239
Keppel	57,000	505
Oversea-Chinese Banking	91,000	660
SembCorp Industries	108,000	405
Singapore Airlines	259,000	2,776
Singapore Press Holdings	61,000	186
Singapore Telecommunications	1,032,000	2,412
UOB-Kay Hian Holdings	82,000	110
United Overseas Bank ADR	651,400	18,598

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

United Overseas Bank	44,000	$625
Wilmar International	240,000	961
Yangzijiang Shipbuilding Holdings	4,826,000	6,797

		47,610

South Africa — 1.1%
ABSA Group	133,583	2,498
African Bank Investments	380,492	1,963
Harmony Gold Mining	189,131	2,214
Impala Platinum Holdings	162,362	4,808
Mondi	238,644	2,132
Mr Price Group	246,760	2,132
MTN Group	217,228	3,847
Sasol ADR (A)	590,100	32,379
Telkom	114,662	586

		52,559

South Korea — 4.2%
Celltrion	55,890	1,587
Daewoo Shipbuilding & Marine Engineering	78,782	2,408
Daum Communications *	160,454	14,160
Hana Financial Group	282,130	11,249
Hyundai Motor	185,783	29,300
Hyundai Steel	31,325	3,594
KB Financial Group	47,481	2,322
Kia Motors	334,271	17,000
KISCO Holdings	4,036	136
Korea Exchange Bank	51,330	415
LG	161,833	11,127
LG Chemical	11,640	3,837
LG Electronics	44,835	4,409
LG Hausys	1,304	85
LG.Philips LCD	204,460	6,485
Lock & Lock	392,264	10,235
MegaStudy *	7,886	1,247
POSCO ADR (A)	167,100	17,225
Samsung Electronics	35,503	29,034
Shinhan Financial Group	73,103	3,051
Shinsegae	10,505	2,322
SK Holdings	51,809	6,082
SK Telecom ADR (A)	1,066,800	18,765
STX Engine *	6,080	140
Woori Finance Holdings ADR (A)	256,200	9,397
Woori Finance Holdings	347,520	4,203

		209,815

Spain — 0.8%
Abertis Infraestructuras	46,251	930
Acerinox	29,934	568
ACS Actividades Construcciones y Servicios	11,423	524
Banco Bilbao Vizcaya Argentaria	156,416	1,933
Banco Pastor	160	1
Banco Santander Central Hispano	352,191	4,346
Criteria Caixacorp	163,219	1,182
Ferrovial	56,959	686
Fomento de Construcciones y Contratas	21,374	683
Gas Natural	56,143	960
Iberdrola	241,582	2,110
Repsol	35,015	1,177

Description	Shares	Market Value ($ Thousands)

Telefonica	932,934	$23,710

		38,810

Sweden — 1.8%
Assa Abloy, Cl B	170,495	4,776
Atlas Copco, Cl A	211,851	5,325
Atlas Copco, Cl B	28,597	650
Billerud	58,221	630
Boliden	51,347	1,097
Electrolux, Cl B	250,991	6,297
Hennes & Mauritz, Cl B	590,629	19,315
Industrivarden, Cl C	52,889	922
Kinnevik Investment, Cl B	190,565	4,275
Nordea Bank	126,271	1,436
Sandvik	27,790	533
Scania, Cl B	49,488	1,104
Skandinaviska Enskilda Banken, Cl A	71,634	652
SSAB, Cl A	40,159	630
Svenska Cellulosa ADR (A)	1,211,000	20,115
Svenska Handelsbanken, Cl A	17,201	581
Swedbank, Cl A	348,392	6,137
Tele2, Cl B	77,998	1,780
Telefonaktiebolaget LM Ericsson, Cl B	77,818	1,002
Volvo, Cl B	637,379	11,036

		88,293

Switzerland — 4.7%
ABB	56,936	1,392
Clariant	216,718	3,572
Compagnie Financiere Richemont	8,320	476
Credit Suisse Group	526,002	24,324
Dufry Group	105,926	11,966
EGL	83	59
Holcim	8,010	588
Julius Baer Group	248,591	11,140
Logitech International * (A)	510,649	9,708
Nestle	660,356	37,371
Novartis	499,403	27,994
PSP Swiss Property *	4,099	327
Roche Holding	83,393	12,570
Schindler Holding	21,637	2,437
STMicroelectronics (EUR)	126,371	1,627
STMicroelectronics	2,114,782	27,182
Swatch Group	2,875	223
Swatch Group, Cl B	8,775	3,734
Swiss Reinsurance	21,092	1,291
Swisscom	4,360	1,924
Synthes	4,943	678
Temenos Group *	319,648	12,123
UBS	528,258	10,486
Xstrata	45,393	1,037
Zurich Financial Services ADR	1,046,400	30,304
Zurich Financial Services	4,993	1,449

		235,982

Taiwan — 1.8%
Asia Polymer	130,600	189
Cathay Financial Holding	1,126,900	1,813
Chang Hwa Commercial Bank	3,173,000	2,347
Chinatrust Financial Holding	2,613,063	2,059

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Chunghwa Telecom	579,200	$1,722
E Ink Holdings	1,659,000	2,941
Far Eastern Textile	1,348,194	2,109
Formosa Plastics	1,092,000	3,671
Fubon Financial Holding	5,909,674	7,536
High Tech Computer	617,432	22,302
HON HAI Precision Industry	1,119,400	4,154
Hwa Fong Rubber *	616,000	190
Long Bon International	488,000	199
MediaTek	223,620	2,529
Mega Financial Holding	1,349,000	979
Taishin Financial Holding	2,049,730	1,070
Taiwan Fertilizer	660,000	2,063
Taiwan Semiconductor Manufacturing ADR	844,000	10,373
Taiwan Semiconductor Manufacturing	4,175,866	9,950
United Microelectronics ADR (A)	1,211,600	3,392
United Microelectronics	4,159,000	2,164
Wintek	1,619,000	3,149
Yageo	1,423,000	710

		87,611

Thailand — 1.0%
Bangkok Bank	1,564,600	8,188
Bangkok Bank NVDR	390,489	2,043
Bank of Ayudhya	3,719,000	3,004
Banpu	180,800	4,293
Bumrungrad Hospital	899,904	979
CP ALL	2,142,000	2,732
Glow Energy	882,368	1,176
Kasikornbank	1,575,800	6,056
Krung Thai Bank	6,538,300	3,507
Quality Houses	182,883,443	12,441
Thai Airways International	1,295,900	1,632
Thanachart Capital	1,147,200	1,116
Total Access Communication	982,500	1,318

		48,485

Turkey — 0.7%
Albaraka Turk Katilim Bankasi	2,040,062	2,805
Arcelik	553,608	2,567
Bizim Toptan Satis Magazalari *	76,411	1,189
Cimsa Cimento Sanayi VE Tica	185,374	1,043
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡ *	1,058,383	1,660
Ford Otomotiv Sanayi	205,416	1,739
Haci Omer Sabanci Holding	1,286,120	5,160
KOC Holding	952,461	3,988
Turk Ekonomi Bankasi	1,087,397	1,155
Turkiye Garanti Bankasi	2,451,369	10,846
Turkiye Sinai Kalkinma Bankasi	1,316,499	2,164

		34,316

United Kingdom — 12.4%
Aggreko	39,004	918
Anglo American	21,629	1,173
Antofagasta	93,385	2,137
ARM Holdings	1,259,540	12,640
Associated British Foods	233,237	3,667
AstraZeneca ADR (A)	582,600	28,647
AstraZeneca	523,342	25,502

Description	Shares	Market Value ($ Thousands)

Aviva	524,808	$3,981
BAE Systems ADR	893,900	19,129
BAE Systems	131,851	705
Barclays ADR (A)	519,800	10,796
Barclays	722,429	3,758
BG Group	1,188,669	28,933
BHP Billiton	369,294	14,617
BP	1,030,438	8,291
British American Tobacco ADR (A)	261,900	21,248
British American Tobacco	848,161	33,964
British Land ‡	377,790	3,585
British Sky Broadcasting Group	17,645	226
BT Group, Cl A	403,168	1,195
Cable & Wireless Worldwide	1,285,571	1,502
Cairn Energy *	220,075	1,529
Cape	112,128	743
Carnival	532,750	23,864
Catlin Group	419,885	2,570
Centrica	2,604,338	14,407
Diageo ADR	254,800	19,941
Diageo	90,559	1,770
Drax Group	152,300	978
DS Smith	173,654	562
Eurasian Natural Resources	39,856	625
GlaxoSmithKline ADR (A)	747,000	28,842
GlaxoSmithKline	225,541	4,332
Hamworthy	22,253	170
HSBC Holdings	922,196	10,170
Imperial Tobacco Group	604,269	19,401
Intermediate Capital Group	2,234,827	11,683
International Power	98,029	533
Investec	411,432	3,193
J Sainsbury	115,764	716
Kingfisher	4,262,860	17,639
Lloyds Banking Group	2,825,462	2,847
Man Group	2,463,910	11,513
Marks & Spencer Group ADR	806,400	9,072
National Grid	163,575	1,519
Next	23,269	748
Old Mutual	314,446	673
Pearson ADR (A)	1,128,900	19,383
Pearson	683,134	11,666
Petrofac	37,863	858
Reckitt Benckiser Group	343,587	17,715
Reed Elsevier	52,583	470
Rio Tinto ADR (A)	141,500	10,058
Rio Tinto	361,315	25,326
Rolls-Royce Group	76,283	766
Royal Bank of Scotland Group *	8,856,033	6,505
SABMiller	366,463	12,353
Sage Group ADR (A)	487,400	9,017
Scottish & Southern Energy	59,123	1,191
Shire	15,751	446
Standard Chartered	817,583	21,636
Tesco	4,240,085	27,876
Unilever ADR	639,000	18,978
Unilever	94,108	2,792
Vedanta Resources	30,838	1,208
Vodafone Group	1,826,830	5,179
Weir Group	143,670	4,005
WM Morrison Supermarkets	138,711	624

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

WPP	324,787	$4,472

		619,178

United States — 2.2%
Advance America Cash Advance Centers	171,640	923
Axis Capital Holdings	556,100	20,198
Boise (A)	478,443	4,296
Calamos Asset Management, Cl A	36,343	603
Capital One Financial	105,618	5,257
Central Garden and Pet *	45,888	419
Clearwater Paper *	5,300	420
ConocoPhillips	219,834	17,119
Eli Lilly	96,594	3,338
Golden Star Resources *	377,686	1,192
Par Pharmaceutical *	20,157	623
RenaissanceRe Holdings	429,200	28,765
Southern Copper	251,700	10,652
Thomson Reuters (CAD)	107,500	4,227
Virgin Media (A)	443,843	12,090
World Acceptance *(A)	19,648	1,175

		111,297

Total Common Stock (Cost $4,170,800) ($ Thousands)		4,793,536

PREFERRED STOCK — 1.0%

Brazil — 0.1%
Cia Energetica de Minas Gerais	112,601	1,878
Randon Participacoes	219,906	1,465
Tekno Industria e Comercio	1	—
Tim Participacoes	618,761	2,370

		5,713

Germany — 0.9%
Bayerische Motoren Werke	29,765	1,606
Henkel	149,197	8,997
KSB	304	253
Porsche Automobil Holding	13,339	1,060
RWE	10,141	653
Volkswagen	188,520	32,001

		44,570

Total Preferred Stock (Cost $32,405) ($ Thousands)		50,283

	Number Of Rights

RIGHTS — 0.0%

Austria — 0.0%
IMMOFINANZ, Expires 03/02/11	18,258	1

Hong Kong — 0.0%
Wharf Holdings, Expires 03/14/11	9,200	17

Total Rights (Cost $0) ($ Thousands)		18

	Number Of Warrants

WARRANT — 0.0%

Hong Kong — 0.0%
Henderson Land Development, Expires 12/31/49 *	7,200	1

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

Total Warrant (Cost $0) ($ Thousands)		$1

EXCHANGE TRADED FUND — 0.0%

United States — 0.0%
iShares MSCI EAFE Index Fund	4,900	302

Total Exchange Traded Fund (Cost $244) ($ Thousands)		302

U.S. TREASURY OBLIGATIONS — 0.0%
U.S. Treasury Bills (C) (D)
0.180%, 06/16/11	$450	450
0.126%, 06/30/11	2,837	2,835

Total U.S. Treasury Obligations (Cost $3,285) ($ Thousands)		3,285

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.090%** †	37,937,018	37,937

Total Cash Equivalent (Cost $37,937) ($ Thousands)		37,937

AFFILIATED PARTNERSHIP — 7.6%
SEI Liquidity Fund, L.P.
0.200%**† (B)	381,241,619	378,672

Total Affiliated Partnership (Cost $381,242) ($ Thousands)		378,672

Total Investments — 105.4% †† (Cost $4,625,913) ($ Thousands)		$5,264,034

A summary of the open futures contracts held by the Fund at February 28, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
SPI 200 Index	52	Apr-2011	$(52)
Hang Seng Index	15	Mar-2011	26
S&P TSE 60 Index	45	Mar-2011	16
DJ Euro Stoxx 50 Index	512	Mar-2011	(116)
FTSE Index	170	Mar-2011	(68)
Nikkei 225 Index	11	Mar-2011	25
Topix Index	126	Mar-2011	(252)

			$(421)

For the period ended February 28, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2011

Percentages are based on a Net Assets of $4,993,583 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2011.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At February 28, 2011, the tax basis cost of the Fund’s investments was $4,625,913 ($Thousands), and the unrealized appreciation and depreciation were $711,103 ($Thousands) and $(72,982) ($Thousands), respectively.

(A)	This security or a partial position of this security is on loan at February 28, 2011. The total value of securities on loan at February 28, 2011was $368,151 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2011 was $378,672 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. (E) Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of February 28, 2011 was $2,835 ($ Thousands) and represents 0.06% of net assets.

(G)	Security considered illiquid. The total value of such securities as of February 28, 2011 was $2,835 ($ Thousands) and represents 0.06% of net assets.

ADR — American Depositary Receipt

BDR — Brazilian Depositary Receipt

CAD — Canadian Dollar

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and London Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P. — Limited Partnership

MSCI EAFE — Morgan Stanley Capital International Europe, Australasia, and the Far East

NVDR — Non-Voting Depositary Receipt

RNC — Savings Shares

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

TSE — Toronto Stock Exchange

USD — United States Dollar

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,790,701	$2,835	$—	$4,793,536
Preferred Stock	50,283	—	—	50,283
Warrant	1	—	—	1
Rights	18	—	—	18
Cash Equivalent	37,937	—	—	37,937
Exchange-Traded Fund	302	—	—	302
U.S. Treasury Obligations	—	3,285	—	3,285
Affiliated Partnership	—	378,672	—	378,672

Total Investments in Securities	$4,879,242	$384,792	$—	$5,264,034

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(421)	$—	$—	$(421)

Total Other Financial Instruments	$(421)	$—	$—	$(421)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.2%

Australia — 3.3%
Australia & New Zealand Banking Group	771	$19
BGP Holdings *	4,500	—
BHP Billiton	18,976	897
Brambles	700	5
Commonwealth Bank of Australia	353	19
CSL	216	8
Fortescue Metals Group *	1,172	8
Leighton Holdings	280	9
National Australia Bank	747	20
Newcrest Mining	178	7
OZ Minerals	48,200	80
Qantas Airways	2,889	7
Rio Tinto	4,225	369
Santos	15,426	226
Suncorp Group	889	8
Telstra	8,049	23
Thorn Group	18,819	41
Wesfarmers	370	12
Westfield Group‡	1,303	13
Westpac Banking	908	22
Woolworths	556	15

		1,808

Austria — 0.2%
Erste Group Bank	189	10
IMMOFINANZ *	982	5
OMV	660	28
Voestalpine	1,214	56

		99

Belgium — 0.2%
Ageas	2,382	8
Groupe Bruxelles Lambert	109	10
InBev	573	32
KBC Groep	314	13
Recticel	5,843	56

		119

Brazil — 1.7%
BM&F Bovespa SA	35,800	242
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,727	186
Embraer ADR	6,200	211
Natura Cosmeticos	10,100	259

		898

Canada — 5.4%
Athabasca Oil Sands *	2,400	41
Bank of Montreal	200	13
Bank of Nova Scotia	300	18
Barrick Gold	3,200	169
BCE	613	23
Brookfield Asset Management, Cl A	200	7
Canadian Imperial Bank of Commerce	129	11
Canadian National Railway	5,119	373

Description	Shares	Market Value ($ Thousands)

Canadian Natural Resources	14,900	$748
Canadian Oil Sands	600	18
Cenovus Energy	2,574	100
Domtar	519	45
Dorel Industries, Cl B	1,100	36
Enbridge	2,260	135
EnCana	700	23
Flint Energy Services (Canada) *	5,900	117
Gran Tierra Energy *	6,850	64
Great-West Lifeco	300	8
High Liner Foods	400	6
Imperial Oil	800	41
Lundin Mining *	600	5
Magna International, Cl A	1,200	59
Manulife Financial	700	13
Nexen	1,906	52
Nordion	3	—
Onex	100	4
Pacific Rubiales Energy	500	17
Penn West Petroleum	900	26
Potash Corp of Saskatchewan (USD)	4,200	259
Potash Corp of Saskatchewan	300	18
Research In Motion *	3,844	254
Rogers Communications, Cl B	700	25
Royal Bank of Canada	300	17
Sun Life Financial	300	10
Talisman Energy	2,800	69
Tembec *	1,000	5
Toronto-Dominion Bank	300	25
Viterra	7,200	88

		2,942

China — 2.6%
Bank of China, Cl H	196,000	103
China Construction Bank, Cl H	110,000	96
China Life Insurance, Cl H	5,200	20
China Merchants Bank, Cl H	110,624	265
China Telecom, Cl H	6,000	4
Industrial & Commercial Bank of China, Cl H	844,000	648
Pacific Textile Holdings	75,000	43
Sina *	740	60
Sinopharm Group, Cl H	51,035	185

		1,424

Denmark — 1.6%
AP Moller-Maersk, Cl A	3	29
AP Moller-Maersk, Cl B	3	30
Carlsberg, Cl B	73	8
Danske Bank	383	9
Novo-Nordisk, Cl B	5,383	679
Vestas Wind Systems *	2,801	96

		851

Finland — 1.4%
Fortum	446	14
Metso	1,970	102
Nokia	2,408	21
Norvestia, Cl B	38	—
Outokumpu	332	6
Sampo, Cl A	3,550	110

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2011

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Stora Enso, Cl R	27,183	$306
UPM-Kymmene	9,347	186

		745

France — 5.8%
Air Liquide	2,825	366
Alcatel-Lucent	20,180	100
Arkema	611	45
AXA	1,506	32
BNP Paribas	10,162	794
Bouygues	333	15
Christian Dior	17	2
CNP Assurances	346	8
Compagnie de St. Gobain	269	16
Credit Agricole	2,149	38
Danone	219	14
Eiffage	110	7
Electricite de France	330	15
Eramet *	26	9
Iliad	147	16
Lafarge	4,800	291
Les Nouveaux Constructeurs Investissement	895	10
L’Oreal	181	21
LVMH Moet Hennessy Louis Vuitton	2,589	409
Natixis	2,793	17
Pernod-Ricard	99	9
Peugeot	4,463	179
Publicis Groupe	5,265	301
Safran	179	6
Sanofi-Aventis	5,426	375
Societe Generale	485	34
Unibail-Rodamco‡	42	8
Vinci	353	21

		3,158

Germany — 6.4%
Adidas	3,050	196
Aleo Solar *	600	19
Allianz	3,454	498
BASF	3,992	332
Bayer	223	17
Bayerische Motoren Werke	298	24
Commerzbank	926	8
Continental	25	2
DaimlerChrysler	626	44
Deutsche Bank	5,665	365
Deutsche Lufthansa	633	13
Deutsche Post	612	11
E.ON	6,973	229
Fresenius	139	13
Fresenius Medical Care	6,518	432
HeidelbergCement	107	8
Henkel	202	10
Hochtief	73	7
Infineon Technologies	3,157	35
Lanxess	1,665	125
Leifheit	675	17
Merck KGaA	81	7
Muenchener Rueckversicherungs	89	15
RWE	330	22

Description	Shares	Market Value ($ Thousands)

SAP	8,742	$528
Siemens	3,267	440
ThyssenKrupp	658	27
TUI	1,572	21
Volkswagen	120	18

		3,483

Greece — 0.0%
OPAP	901	19

Hong Kong — 4.0%
AIA Group *	2,800	8
Alco Holdings	54,000	24
Allan International Holdings	88,000	43
BOC Hong Kong Holdings	2,000	6
Cathay Pacific Airways	4,000	9
Cheung Kong Holdings	1,000	16
China Mobile	34,500	324
CLP Holdings	26,000	212
CNOOC	157,000	356
First Pacific	56,000	45
Genting Singapore *	2,000	3
Henderson Land Development	1,000	6
Hong Kong Exchanges and Clearing	18,800	407
Hong Kong Ferry Holdings	10,000	9
Hongkong Land Holdings	14,000	96
Hutchison Whampoa	6,000	71
Jardine Matheson Holdings	800	37
Jardine Strategic Holdings	2,342	65
SJM Holdings	48,000	71
Sun Hung Kai Properties	1,000	16
Swire Pacific, Cl A	17,500	244
Wharf Holdings	1,000	7
Wing On International	30,111	61
Yue Yuen Industrial Holdings	11,500	36

		2,172

Hungary — 0.3%
OTP Bank	4,436	133

India — 0.2%
Tata Motors ADR	4,499	111

Indonesia — 0.3%
APERAM	46	2
Asahimas Flat Glass	20,000	11
Bank Mandiri	159,500	105
Charoen Pokphand Indonesia	270,000	46

		164

Ireland — 0.4%
Covidien	4,300	221
Experian	417	6

		227

Israel — 1.2%
Check Point Software Technologies *	1,700	85

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2011

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Orbotech *	4,844	$68
Partner Communications	744	14
Teva Pharmaceutical Industries ADR	9,100	456
Teva Pharmaceutical Industries	444	22

		645

Italy — 0.9%
Assicurazioni Generali	595	13
Atlantia	393	9
Banca Intesa	11,261	38
Banca Intesa RNC	13,438	39
Banca Monte dei Paschi di Siena	9,561	13
Banche Popolari Unite	808	8
Banco Popolare Scarl	2,509	9
Danieli & C Officine Meccaniche	620	19
Enel	4,954	30
Exor	3,825	117
Fiat	1,167	11
Finmeccanica	654	8
Saipem	1,980	100
Snam Rete Gas	2,095	12
UniCredito Italiano	17,945	46

		472

Japan — 15.9%
Adores	9,000	8
Aeon	1,900	24
Aisin Seiki	500	19
All Nippon Airways	2,000	7
Anritsu	4,000	37
Arc Land Sakamoto	4,500	56
Asahi Glass	2,000	28
Asahi Kasei	1,000	7
Astellas Pharma	1,200	47
AT-Group	2,000	24
Belluna	5,450	40
Best Bridal	18	19
Best Denki	14,000	41
Bridgestone	300	6
Canon	6,295	303
C’BON COSMETICS	1,400	33
Central Japan Railway	3	27
Century Tokyo Leasing	2,900	55
Chubu Electric Power	300	8
Chuo Spring	3,000	13
Dai Nippon Printing	1,000	13
Daihatsu Motor	1,000	16
Dai-ichi Life Insurance	125	225
Daiichi Sankyo	300	6
Daikin Industries	200	7
Dainippon Screen Manufacturing	6,000	58
Denso	400	15
East Japan Railway	200	14
Ebara	12,000	70
Elpida Memory *	600	9
Fanuc	2,700	418
Fields	16	29
First Juken	2,600	25
Fuji Heavy Industries	15,000	128
Fujitsu	1,000	7
Hankyu Hanshin Holdings	2,000	10

Description	Shares	Market Value ($ Thousands)

Happinet	600	$8
HIS	8,800	229
Hitachi	77,000	465
Hitachi Chemical	200	5
Hitachi Metals	1,000	14
Hokkaido Coca-Cola Bottling	1,000	5
Hokkan Holdings	5,000	18
Hokuriku Gas	3,000	8
Honda Motor	1,200	52
Hoya	200	5
Idemitsu Kosan	300	35
Inpex	8	56
Isuzu Motors	26,000	116
IT Holdings	200	2
Itochu	1,200	12
Itochu-Shokuhin	100	3
Japan Tobacco	3	12
JFE Holdings	300	9
Kamei	4,000	21
Kanto Auto Works	8,700	72
KDDI	22	142
Keiyo Gas	1,000	4
Kikuchi	600	16
Kobe Steel	7,000	19
Komatsu	22,100	673
KRS	900	9
K’s Holdings	6,600	222
Kyocera	100	10
Marubeni	1,000	8
Maruzen General Commercial Kitchen Appliances & Equipment	1,000	6
Mazda Motor	2,000	5
Mikuni Coca-Cola Bottling	2,300	21
Millea Holdings	200	7
Mitani	3,100	33
Mitsubishi Chemical Holdings	3,000	22
Mitsubishi Electric	2,000	24
Mitsubishi Heavy Industries	3,000	13
Mitsubishi Materials	5,000	19
Mitsubishi Motors *	4,000	6
Mitsubishi UFJ Financial Group	135,600	750
Mitsui Chemicals	4,000	15
Mitsui OSK Lines	2,000	13
Mitsui Sumitomo Insurance Group Holdings	400	10
Mizuho Financial Group	12,100	25
Murakami	1,000	18
Murata Manufacturing	100	7
Nakano	2,500	6
NEC	1,000	3
Nichireki	8,000	33
NIFTY	10	16
Nikon	100	2
Nintendo	100	29
Nippon Electric Glass	1,000	17
Nippon Game Card *	10	16
Nippon Light Metal	18,000	38
Nippon Paper Group	200	5
Nippon Steel	8,000	29
Nippon Telegraph & Telephone	7,300	355
Nippon Yusen	2,000	9

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2011

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Nisshin Fudosan	4,800	$38
Nisshin Steel	3,000	7
Nissin Sugar Manufacturing	23,000	57
Nitto Denko	200	12
Nitto Fuji Flour Milling	2,000	8
NOK	200	4
Nomura Holdings	2,100	13
NTT DoCoMo	5	9
Obayashi Road	14,000	27
Onoken	3,300	30
Oriental Land	1,000	100
ORIX	1,090	122
Otsuka Holdings	300	7
Pacific Industrial	4,000	24
Panasonic	2,000	27
Raysum	59	16
Saison Information Systems	1,700	28
San-Ai Oil	3,000	17
Sanoh Industrial	1,100	11
Sanrio	3,000	99
Sanyo Housing Nagoya	20	20
Secom	100	5
Seino Holdings	21,000	159
Senshu Electric	1,600	21
Sharp	1,000	11
Shidax	6,700	30
Shin-Etsu Chemical	100	6
Shoei Foods	1,000	6
Showa Denko	3,000	7
Showa Shell Sekiyu	3,400	31
SMC	900	153
Softbank	4,000	164
Soken Chemical & Engineering	700	9
Sony	10,100	369
Starts	1,500	7
Sumitomo	1,000	15
Sumitomo Chemical	3,000	16
Sumitomo Electric Industries	1,800	26
Sumitomo Metal Mining	1,000	19
Sumitomo Mitsui Financial Group	1,400	53
Sumitomo Rubber Industries	200	2
Sumitomo Trust & Banking	1,000	6
Suzuki Motor	500	12
Taiyo Elec	1,100	8
Takagi Securities	12,000	15
Takeda Pharmaceutical	6,400	317
TDK	100	7
Teijin	2,000	10
Tokai	1,700	35
Tokyo Electron	100	6
Tokyu	1,000	5
Tokyu Construction	30,980	93
TonenGeneral Sekiyu	3,000	35
Toppan Printing	1,000	9
Toray Industries	2,000	15
Toshiba	1,000	6
Toyoda Gosei	200	5
Toyota Boshoku	100	2
Toyota Industries	200	7
Toyota Motor	11,372	530
Toyota Tsusho	200	4
West Japan Railway	3	12

Description	Shares	Market Value ($ Thousands)

Yagi	300	$4
Yahoo! Japan	26	10
Yamada Denki	20	1
Yamaha	200	3
Yamaha Motor	700	12

		8,608

Malaysia — 1.2%
Axiata Group *	52,400	84
CIMB Group Holdings	43,000	114
DRB-Hicom	169,400	104
EON Capital *	9,500	22
Hong Leong Financial Group	7,200	20
Malayan Banking	77,700	220
Sime Darby	34,900	102

		666

Mexico — 1.8%
Alfa, Cl A	4,500	56
America Movil ADR, Ser L	3,700	213
America Movil, Ser L	8,000	23
Grupo KUO De	9,900	16
Industrias Bachoco ADR	587	15
Telefonos de Mexico ADR	10,647	193
Telefonos de Mexico, Cl L	99,400	90
Wal-Mart de Mexico	128,600	369

		975

Netherlands — 2.0%
Aegon	1,746	13
ArcelorMittal	11,522	424
ASML Holding	214	9
Core Laboratories	1,150	119
European Aeronautic Defense and Space	476	14
Heineken	276	14
Heineken Holding	156	7
ING Groep	33,379	419
Koninklijke Ahold	758	10
Koninklijke Philips Electronics	357	12
Reed Elsevier	653	9
Unilever	1,214	37

		1,087

New Zealand — 0.1%
Telecom of New Zealand	46,925	73

Norway — 0.7%
DnB	8,960	139
Orkla	534	5
Seadrill	5,600	213
Yara International	290	15

		372

Philippines — 0.1%
Alaska Milk	33,900	9
Philippine National Bank *	31,100	32

		41

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2011

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Poland — 1.1%
Getin Holding *	3,605	$17
KGHM Polska Miedz	5,549	339
Polski Koncern Naftowy Orlen	9,007	143
Tauron Polska Energia *	54,387	117

		616

Portugal — 0.0%
Energias de Portugal	2,683	10

Russia — 0.1%
Surgutneftegaz ADR	3,407	40

Singapore — 1.1%
China Minzhong Food *	58,000	84
DBS Group Holdings	9,000	100
GP Batteries International	17,000	18
Hiap Seng Engineering	89,000	34
Ho Bee Investment	50,000	52
Keppel	1,000	9
Oversea-Chinese Banking	3,000	22
QAF	12,000	6
SembCorp Industries	1,000	4
Singapore Airlines	1,000	11
Singapore Press Holdings	1,000	3
Singapore Telecommunications	11,000	26
Technics Oil & Gas	85,000	66
United Overseas Bank	1,000	14
Wilmar International	3,000	12
Yangzijiang Shipbuilding Holdings	103,000	145

		606

South Africa — 0.0%
Stefanutti Stocks Holdings	7,228	11

South Korea — 3.2%
Celltrion	1,490	42
Dae Han Flour Mills	108	15
Hana Financial Group	4,930	197
Hyundai Steel	838	96
Kia Motors	4,720	240
Kolon Industries	4,900	119
KyungDong City Gas	270	11
LG	2,687	185
LG Chemical	305	101
LG Electronics	777	76
Nexen	1,031	53
Nong Shim Holdings	604	29
Samsung Electronics	376	308
Shinhan Financial Group	200	8
STX Engine *	170	4
Taekwang Industrial	129	133
Woori Finance Holdings	9,050	109

		1,726

Spain — 1.1%
Abertis Infraestructuras	602	12
Acerinox	338	7

Description	Shares	Market Value ($ Thousands)

ACS Actividades Construcciones y Servicios	148	$7
Banco Bilbao Vizcaya Argentaria	1,775	22
Banco Pastor	23	—
Banco Santander Central Hispano	3,996	49
Criteria Caixacorp	1,850	13
Ferrovial	741	9
Fomento de Construcciones y Contratas	278	9
Gas Natural	715	12
Iberdrola	3,078	27
Repsol	849	29
Telefonica	15,794	401

		597

Sweden — 2.8%
Assa Abloy, Cl B	4,570	128
Atlas Copco, Cl A	5,350	134
Atlas Copco, Cl B	372	8
Billerud	1,324	14
Hennes & Mauritz, Cl B	11,332	371
Husqvarna, Cl B	24,300	196
Kabe Husvagnar, Cl B	400	7
Nordea Bank	2,272	26
Sandvik	361	7
Scania, Cl B	344	8
Skandinaviska Enskilda Banken, Cl A	822	8
SSAB, Cl A	454	7
Svenska Cellulosa, Cl B	243	4
Svenska Handelsbanken, Cl A	194	7
Swedbank, Cl A	8,963	158
Tele2, Cl B	883	20
Telefonaktiebolaget LM Ericsson, Cl B	880	11
Volvo, Cl B	22,993	398

		1,512

Switzerland — 5.1%
Clariant	2,237	37
Compagnie Financiere Richemont	97	5
Credit Suisse Group	4,721	218
Holcim	90	7
Julius Baer Group	4,701	211
Logitech International *	5,189	99
Nestle	13,300	753
Novartis	8,223	461
Roche Holding	932	140
Schindler Holding	479	54
STMicroelectronics	21,712	279
Swatch Group	34	3
Swatch Group, Cl B	220	94
Swiss Reinsurance	240	15
Swisscom	49	22
Synthes	55	7
UBS	16,316	324
Xstrata	1,023	23
Zurich Financial Services	57	16

		2,768

Taiwan — 3.2%
Asia Polymer	30,000	44

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2011

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2011

Description	Shares	Market Value ($ Thousands)

Asustek Computer	1,350	$12
AU Optronics ADR	22,632	203
Chunghwa Telecom ADR	6,510	192
CMC Magnetics *	78,000	18
Elitegroup Computer Systems	52,000	19
Formosa Chemicals & Fibre	5,000	17
Formosa Petrochemical	7,000	21
Formosa Plastics	29,000	98
High Tech Computer	16,300	589
HON HAI Precision Industry	6,720	25
Nan Ya Plastics	6,000	17
Pegatron *	3,633	4
Quanta Computer	8,000	16
Taiwan Semiconductor Manufacturing ADR	5,256	65
Taiwan Semiconductor Manufacturing	46,258	110
United Microelectronics ADR	41,062	115
Wintek	44,000	86
Yageo	72,000	36
Zenitron	23,000	16

		1,703

Thailand — 0.6%
Bangchak Petroleum	7,700	5
Banpu	4,800	114
CP ALL	57,400	73
Thai Airways International	85,200	107

		299

Turkey — 0.6%
KOC Holding	25,640	107
Turkiye Garanti Bankasi	44,300	196

		303

United Kingdom — 14.8%
Anglo American	241	13
ARM Holdings	22,623	227
Associated British Foods	1,681	26
AstraZeneca	8,111	395
Aviva	12,251	93
BAE Systems	1,720	9
Barclays	66,398	345
BG Group	24,580	598
BHP Billiton	11,577	458
BP	40,885	329
British American Tobacco	16,933	678
British Land‡	10,140	96
British Sky Broadcasting Group	204	3
Cable & Wireless Worldwide	14,448	17
Cairn Energy *	5,334	37
Carnival	9,924	445
Catlin Group	2,693	16
Centrica	32,094	178
Dart Group	7,297	11
Diageo	972	19
Eurasian Natural Resources	451	7
GlaxoSmithKline	2,555	49
HSBC Holdings	26,096	288
Imperial Tobacco Group	9,128	293
International Power	1,248	7
J Sainsbury	1,309	8

Description	Shares	Market Value ($ Thousands)

Kingfisher	72,068	$298
Lloyds Banking Group	31,972	32
Meggitt	28,100	155
National Grid	2,124	20
Old Mutual	3,574	8
Pearson	13,936	238
Reckitt Benckiser Group	6,880	355
Reed Elsevier	608	5
Rio Tinto	8,936	626
Rolls-Royce Group	993	10
Royal Bank of Scotland Group *	289,720	213
SABMiller	6,022	203
Scottish & Southern Energy	753	15
Shire	178	5
Standard Chartered	14,533	385
Tesco	73,197	481
Unilever	1,067	32
Vedanta Resources	348	14
Vodafone Group	49,060	139
WM Morrison Supermarkets	1,569	7
WPP	8,720	120

		8,006

United States — 1.8%
Boise	9,225	83
Capital One Financial	2,928	146
ConocoPhillips	4,181	325
Eli Lilly	3,992	138
Golden Star Resources *	6,080	19
Southern Copper	5,100	216
Thomson Reuters (CAD)	1,300	51

		978

Total Common Stock (Cost $43,877) ($ Thousands)		50,467

PREFERRED STOCK — 1.2%

Brazil — 0.1%
Cia de Gas de Sao Paulo	2,100	55

Germany — 1.1%
Bayerische Motoren Werke	342	18
Henkel	165	10
Porsche Automobil Holding	162	13
RWE	218	14
Volkswagen	3,055	519

		574

South Korea — 0.0%
LG	280	7

Total Preferred Stock (Cost $401) ($ Thousands)		636

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2011

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2011

Description	Face Amount ($ Thousands) / Shares	Market Value ($ Thousands)
	Number Of Rights

RIGHTS — 0.0%

Australia — 0.0%
Westfield Group, Expires 12/06/10	1,680	$—

Austria — 0.0%
IMMOFINANZ, Expires 03/02/11	128	—

Hong Kong — 0.0%
Wharf Holdings, Expires 03/14/11	100	—

Total Rights (Cost $0) ($ Thousands)		—

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bills
0.169%, 06/30/11 (A) (B)	$250	250

Total U.S. Treasury Obligation (Cost $250) ($ Thousands)		250

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.090% ** †	1,331,289	1,331

Total Cash Equivalent (Cost $1,331) ($ Thousands)		1,331

Total Investments — 97.3% (Cost $45,859) ($ Thousands) ††		$52,684

A summary of the open futures contracts held by the Fund at February 28, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
SPI 200 Index	1	Mar-2011	$(2)
S&P TSE 60 Index	2	Mar-2011	2
DJ Euro Stoxx 50 Index	12	Mar-2011	(2)
FTSE Index	3	Mar-2011	(1)
Topix Index	3	Mar-2011	(6)

			$(9)

For the period ended February 28, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $54,156 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2011.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.
††	At February 28, 2011, the tax basis cost of the Fund’s investments was $45,859 ($ Thousands), and the unrealized appreciation and depreciation were $7,626 ($ Thousands) and $(801) ($ Thousands), respectively.

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

CAD — Canadian Dollar

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and the London Stock Exchange

Ser — Series

S&P — Standard & Poor’s

SPI — Share Price Index

TSE — Toronto Stock Exchange

USD — U.S. Dollar

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$50,467	$—	$—	$50,467
Preferred Stock	636	—	—	636
Rights	—	—	—	—
U.S. Treasury Obligation	—	250	—	250
Cash Equivalent	1,331	—	—	1,331

Total Investments in Securities	$52,434	$250	$—	$52,684

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts*	$(9)	$—	$—	$(9)

Total Other Financial Instruments	$(9)	$—	$—	$(9)

*	Future contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2011

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 23.8%
Advantage Sales & Marketing 2nd Lien Term Loan
0.000%, 06/18/18 (C)	$550	$559
Affinion Group Holdings
5.000%, 10/08/16	496	499
Alliant Insurance Service Term Loan
3.303%, 08/21/14	685	682
Allison Transmission
3.020%, 08/07/14	668	665
Aramark Facility
0.111%, 01/26/14	27	27
Aramark US Term Loan
2.178%, 01/26/14	341	340
Asurion 1st Lien Term Loan
3.312%, 07/03/14	75	74
3.264%, 07/03/14	241	236
3.263%, 07/03/14	203	199
Atlantic Broadband Finance
5.000%, 11/26/15	483	483
Avaya 1st Lien Term Loan B1
0.000%, 10/24/14 (C)	166	161
Avaya Term Loan B3
0.000%, 10/26/14 (C)	334	327
Biomet Dollar Term Loan
3.303%, 03/25/15	332	332
3.261%, 03/25/15	100	100
Blount International
6.250%, 08/09/16	1	1
5.500%, 07/29/16	448	451
Bresnan Broadband Term Loan
4.500%, 12/14/17	500	503
Burlington Coat Factory Term Loan B
0.000%, 02/18/17 (C)	540	542
Cannery Casino
4.513%, 05/20/13	112	110
Cannery Casino 1st Lien Term Loan
4.513%, 05/17/13	136	133
CDW
4.264%, 10/12/14	315	314
Cedar Fair
5.500%, 12/15/16	551	555
Celanese US Holdings LLC Term Loan
1.803%, 04/02/14	320	320
Cengage Learning Holdco
2.550%, 06/28/14	589	566
Ceridian
3.261%, 11/08/14	381	375
0.000%, 11/09/14	119	117
CF Industries Term Loan B1
4.250%, 04/05/15	22	22
Charter
2.260%, 03/15/14	48	48
Charter Communications Term Loan C
3.560%, 09/06/16	503	504

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cinemark USA
2.070%, 10/05/13	$53	$53
2.060%, 10/05/13	75	75
2.040%, 10/05/13	251	251
2.020%, 10/05/13	74	74
CIT Group
6.250%, 08/11/15	226	230
City Center Holdings Term Loan
0.000%, 01/31/15 (C)	100	101
Claire’s Stores
3.054%, 05/27/14	71	69
3.044%, 05/27/14	427	416
CMP Susquehanna Term Loan
0.000%, 05/05/13	400	393
CMP Susquehanna Term Loan Tranche 1
2.312%, 05/05/13	400	393
CommScope Term Loan
5.000%, 01/14/18	300	303
Community Health Systems Delayed Draw Term Loan
2.561%, 07/25/14	42	42
Community Health Systems Funded Term Loan
2.561%, 07/25/14	848	841
2.510%, 07/25/14	2	2
ConvaTec Dollar Term Loan
5.750%, 12/30/16	500	501
Cristal Inorganic Chemicals US
6.053%, 11/15/14	500	499
Cumulus Media Term Loan
4.012%, 06/11/14	500	493
DAE Aviation Holdings Tranche B-1
0.000%, 07/31/14 (C)	369	372
DAE Aviation Holdings Tranche B-2
0.000%, 07/31/14 (C)	356	359
Del Monte Term Loan
0.000%, 02/26/18	600	604
Dex Media West LLC
7.000%, 10/24/14	600	548
Dunkin Brands Term Loan
4.250%, 11/23/17	175	176
0.000%, 11/23/17 (C)	325	327
Dynegy Holdings
4.020%, 04/02/13	684	679
EquiPower Resource Holdings Term Loan B-1
5.750%, 01/26/18	500	503
Federal Mogul
2.207%, 12/29/14	24	23
2.198%, 12/29/14	431	416
2.198%, 12/28/15	232	225
Fidelity National Information Services
5.250%, 07/18/16	419	422
First Data Term Loan B-3
3.012%, 09/24/14	750	708
Firth Rixson Facility, Ser B
0.000%, 12/18/15(C)	250	241

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Firth Rixson Facility, Ser C
0.000%, 12/20/16 (C)	$250	$242
Flextronics International Term A-2
2.503%, 10/01/14	261	260
Flextronics International Term A-3
2.508%, 10/01/14	304	303
Ford Motor Company
3.020%, 12/15/15	119	119
Ford Motor Company Tranche 1
3.020%, 12/15/15	274	273
Ford Motor Company Tranche 2
3.020%, 12/15/15	23	23
Formula One (AlphaD2) Facility, Ser B1
0.000%, 12/31/13 (C)	286	280
Formula One (AlphaD2) Facility, Ser B2
0.000%, 12/31/13 (C)	214	210
Freescale Semiconductor
4.510%, 12/01/16	561	560
Gambro Holding Term Loan B-2
0.000%, 07/30/14 (C)	300	290
Gambro Holding Term Loan C-2
0.000%, 07/30/15 (C)	300	292
Global Cash Access Term Loan B
0.000%, 02/17/16 (C)	600	605
Goodman Global
0.169%, 10/06/16	349	352
Graham Packaging
6.000%, 09/23/16	126	127
6.000%, 08/09/16	124	125
Graphic Packaging International Incremental Term Loan
3.053%, 05/16/14	331	331
3.039%, 05/16/14	37	37
Harrah’s Operating, Ser B-2
3.303%, 01/28/15	668	619
HCA Tranche B Term Loan
2.553%, 11/18/13	858	855
Hertz
2.006%, 12/21/12	360	360
0.256%, 12/21/12	116	116
Hertz, Ser B
2.010%, 12/21/12	265	265
Hexion Specialty Chemical, Ser C-1
2.563%, 05/05/13	355	352
Hexion Specialty Chemical, Ser C-2
2.563%, 05/05/13	158	157
Hub International Delayed Draw Term Loan
2.803%, 06/13/14	91	90
Hub International Initial Term Loan
2.803%, 06/13/14	404	403
Iasis Healthcare LLC Delayed Draw Term Loan
2.261%, 03/15/14	60	60

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Iasis Healthcare LLC Synthetic Letter of Credit
2.100%, 03/15/14	$17	$16
Iasis Healthcare LLC Term Loan B
2.261%, 03/15/14	174	173
IMS Health Term Loan B
5.250%, 02/26/16	198	198
Infor Enterprise Solutions
6.020%, 07/28/12	420	415
Infor Global Enterprise Solutions
6.510%, 03/02/14	27	23
Infor Global Enterprise Solutions Tranche 1
6.510%, 03/02/14	138	120
Infor Global Solutions
6.020%, 07/28/15	219	216
Infor Global Solutions Intermediate Holdings
6.512%, 03/02/14	305	264
Integra Telecom
9.250%, 04/07/15	567	574
Intelsat
3.303%, 02/01/14	450	435
Intelsat Jackson Holdings
5.250%, 04/03/18	304	306
Intersil Term Loan B
4.750%, 04/26/16	249	251
Inventiv Health
6.500%, 05/07/16	299	300
Inventiv Health Add-On Term Loan
0.000%, 08/04/16 (C)	43	44
Inventiv Health Term Loan B-2
0.000%, 08/04/16 (C)	87	87
J Crew Group Term Loan B
0.000%, 01/26/18 (C)	600	600
Knology Term Loan B
0.000%, 02/18/17 (C)	500	503
Lamar Media
4.250%, 10/01/16	365	367
Language Line Term Loan B
6.250%, 06/20/16	500	505
Live Nation Entertainment
4.500%, 10/20/16	248	249
Medimedia Term Loan
0.000%, 10/05/13 (C)	500	490
Meg Energy
6.000%, 04/03/16	432	436
NCI Building Systems Term Loan B
0.000%, 04/18/14 (C)	341	339
Neiman Marcus Group
0.223%, 04/26/13	387	384
0.224%, 04/26/13	113	113
Nielsen Finance New Facility
2.264%, 12/31/17	594	594
NRG Holdings Letter of Credit
2.053%, 02/01/13	153	152
NRG Holdings Term Loan B
2.283%, 02/01/13	42	42
1.789%, 02/01/13	132	131

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Quebecor Media
2.289%, 01/17/13	$394	$393
re/max International
5.500%, 04/16/16	496	499
Reable Therapeutics (DJO Finance) Term Loan B
3.261%, 05/20/14	356	353
Realogy
3.150%, 10/10/13	78	75
Realogy Tranche 2
4.561%, 10/13/13	460	440
Regal Cinemas Term Loan B
0.000%, 08/23/17 (C)	600	603
Renal Advantage Holdings
5.750%, 11/12/16	469	475
Revel Entertainment Group Term Loan B
0.000%, 01/24/17	120	120
Reynolds Group
5.750%, 05/13/16	495	499
0.000%, 02/26/18 (C)	195	196
Roundy’s Supermarkets 2nd Lien
10.000%, 04/16/16	500	508
Roundy’s Supermarkets Term Loan B
0.000%, 11/03/13 (C)	496	499
Rovi Guides Term Loan B
4.000%, 02/07/18	250	251
Seaworld Parks & Entertainment Term Loan B
0.000%, 08/08/17 (C)	255	257
Segwick Claims Management Services
0.000%, 12/31/16 (C)	600	605
Sensata Technology
2.054%, 04/27/13	434	433
Sequa
0.000%, 12/03/14 (C)	500	495
Sirva Revolving Credit Loan
13.000%, 05/12/12	28	26
9.500%, 05/12/12	73	68
Sirva Worldwide (Unfunded)
1.000%, 05/12/12	170	10
Smart Technologies
7.283%, 08/28/15	429	426
0.000%, 08/28/14 (C)	500	486
Solutia 1st Lien Term Loan
4.500%, 03/02/17	144	144
Sungard Data Systems
3.936%, 02/28/16	424	426
3.913%, 02/28/16	20	20
Supervalu
1.636%, 06/02/12	448	445
Syniverse Holdings
5.250%, 12/21/17	500	506
Telesat Canada
3.270%, 10/31/14	448	447
Texas Competitive Electric		179
3.803%, 10/10/14	213
3.789%, 10/10/14	1	1
3.753%, 10/10/14	129	109

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Transdigm Term Loan B
0.000%, 02/14/17 (C)	$500	$503
TransUnion
4.750%, 02/26/18	600	607
TWCC Holding
4.250%, 02/11/17	500	504
U.S. Telepacific Term Loan B
0.000%, 02/10/17 (C)	500	500
United Surgical Partners (Delayed Draw)
2.240%, 04/19/14	112	110
United Surgical Partners, Ser B
2.240%, 04/19/14	488	482
Universal Healthcare
5.500%, 11/15/16	155	156
5.500%, 05/16/16	295	298
Univision Communications
4.511%, 03/31/17	700	681
Vanguard Health Term Loan
5.000%, 01/15/16	397	399
Verint Systems
5.250%, 05/25/14	500	501
Warner Chilcott PLC, Ser A
6.000%, 10/30/14	153	153
Warner Chilcott PLC, Ser B
6.250%, 04/30/15	75	76
Warner Chilcott PLC, Ser B2
6.250%, 04/30/15	126	127
Wide Open West Finance 1st Lien
2.764%, 06/30/14	538	507

Total Loan Participations (Cost $49,647) ($ Thousands)		51,215

CORPORATE OBLIGATIONS — 3.9%

Consumer Discretionary — 0.6%
Citadel Broadcasting
7.750%, 12/15/18 (A)	62	67
Hanesbrands
6.375%, 12/15/20	500	482
Macy’s Retail Holdings
5.350%, 03/15/12	100	104
Rent-A-Center
6.625%, 11/15/20 (A)	500	494
Reynolds Group Issuer
6.875%, 02/15/21 (A)	185	185

		1,332

Consumer Staples — 0.4%
American Renal Holdings
8.375%, 05/15/18	250	262
Elizabeth Arden
7.375%, 03/15/21 (A)	100	105
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (A)	450	443

		810

Energy — 0.3%
Canadian Natural Resources
5.700%, 05/15/17	150	167

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy Transfer Equity
7.500%, 10/15/20	$500	$542

		709

Financials — 0.9%
Capital One Financial MTN
5.700%, 09/15/11	150	154
Citigroup
0.572%, 06/09/16 (B)	150	140
JPMorgan Chase Capital XXI, Ser U
1.254%, 02/02/37 (B)	250	198
Liberty Property L.P. ‡
7.250%, 03/15/11	300	301
Monumental Global Funding
0.503%, 01/15/14 (A) (B)	230	221
Morgan Stanley MTN
0.603%, 01/09/14 (B)	200	196
Prudential Financial MTN
5.100%, 12/14/11	150	155
Realogy
7.875%, 02/15/19 (A)	116	116
Reinsurance Group of America
5.625%, 03/15/17	200	210
State Street
0.404%, 04/30/12 (B)	135	135
Unitrin
6.000%, 05/15/17	110	113

		1,939

Industrials — 0.6%
Berry Plastics
5.053%, 02/15/15 (B)	460	460
Continental Airlines, Ser 061G
0.660%, 06/02/13 (B)	142	135
Packaging Dynamics
8.750%, 02/01/16 (A)	600	614

		1,209

Materials — 0.3%
Verso Paper Holdings LLC
11.500%, 07/01/14	675	744

Telecommunication Services — 0.6%
MetroPCS Wireless
6.625%, 11/15/20	400	389
Sinclair Television Group
8.375%, 10/15/18 (A)	500	529
Telecom Italia Capital
0.913%, 07/18/11 (B)	150	150
Vodafone Group PLC
0.572%, 02/27/12 (B)	150	151

		1,219

Utilities — 0.2%
Calpine
7.500%, 02/15/21 (A)	375	383

Total Corporate Obligations (Cost $8,126) ($ Thousands)		8,345

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 1.6%

Non-Agency Mortgage-Backed Obligations — 1.6%
American Tower Trust, Ser 2007- 1A, Cl D
5.957%, 04/15/37 (A)	$125	$133
Banc of America Funding, Ser 2005-F, Cl 4A1
3.137%, 09/20/35 (B)	389	321
Banc of America Funding, Ser 2006-D, Cl 3A1
5.325%, 05/20/36 (B)	306	256
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.776%, 08/15/29 (A)(B)	134	129
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
2.885%, 02/25/35 (B)	169	148
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2006-1, Cl A1
2.520%, 02/25/36 (B)	296	274
Bear Stearns Commercial Mortgage Securities, Ser 2001- TOP2, Cl A2
6.480%, 02/15/35	120	120
GMAC Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1
3.149%, 04/19/36 (B)	340	266
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A
1 5.195%, 06/25/37 (B)	278	225
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.771%, 07/25/35 (B)	327	275
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-2, Cl 1A1
5.800%, 08/25/36 (B)	315	253
MortgageIT Trust, Ser 2005-4, Cl A1
0.542%, 10/25/35 (B)	322	236
Residential Funding Mortgage Securities, Ser 2005-SA5, Cl 2A
3.296%, 11/25/35 (B)	126	93
Washington Mutual Mortgage Pass-Through Certificate, Ser 2005-AR14, Cl 1A4
2.668%, 12/25/35 (B)	317	280
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.742%, 12/25/34 (B)	278	270
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR16, Cl 3A2
2.825%, 10/25/35 (B)	75	71
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR16, Cl 6A3
2.887%, 10/25/35 (B)	109	101

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR2, Cl 2A3
2.802%, 03/25/36 (B)	$115	$101

Total Mortgage-Backed Securities (Cost $4,126) ($ Thousands)		3,552

ASSET-BACKED SECURITIES — 1.1%

Automotive — 0.1%
AmeriCredit Automobile Receivables Trust, Ser 2007- CM, Cl A4A
5.550%, 04/07/14	204	211
CarMax Auto Owner Trust, Ser 2007-1, Cl C
5.530%, 07/15/13	50	50
Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl C
5.540%, 04/15/15	105	108

		369

Credit Cards — 0.3%
American Express Credit Account Master Trust, Ser 2007-2, Cl B
0.446%, 09/15/16 (B)	145	143
Chase Issuance Trust, Ser 2005- C2, Cl C2
0.706%, 01/15/15 (B)	200	199
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.883%, 11/07/14 (B)	250	250

		592

Mortgage Related Securities — 0.5%
Morgan Stanley Home Equity Loan Trust, Ser 2005-3, Cl M1
0.712%, 08/25/35 (B)	350	318
Morgan Stanley Home Equity Loan Trust, Ser 2005-4, Cl M1
0.672%, 09/25/35 (B)	370	222
Option One Mortgage Loan Trust, Ser 2005-5, Cl M1
0.652%, 12/25/35 (B)	470	296
Residential Asset Securities, Ser 2005-KS12, Cl M1
0.702%, 01/25/36 (B)	375	179

		1,015

Other Asset-Backed Securities — 0.2%
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	400	412

Total Asset-Backed Securities (Cost $2,926) ($ Thousands)		2,388

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
FHLB
0.400%, 12/09/11	100	100

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

FNMA
1.000%, 11/23/11	$1,000	$1,005

Total U.S. Government Agency Obligations (Cost $1,105) ($ Thousands)		1,105

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Notes
0.750%, 11/30/11	1,000	1,004

Total U.S. Treasury Obligation (Cost $1,003) ($ Thousands)		1,004

CASH EQUIVALENT — 9.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090% *†	20,146,401	20,146

Total Cash Equivalent (Cost $20,146) ($ Thousands)		20,146

AFFILIATED PARTNERSHIP — 59.3%
SEI LIBOR Plus Portfolio†	18,299,925	127,733

Total Affiliated Partnership (Cost $146,474) ($ Thousands)		127,733

Total Investments — 100.1% (Cost $233,553)($ Thousands)††		$215,488

A summary of the open futures contracts held by the Fund at February 28, 2011, is as follows:
Type of Contracts	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(12)	Jun-2011	$(2)
U.S. 2-Year Treasury Note	(2)	Jul-2011	(1)
U.S. 5-Year Treasury Note	5	Jul-2011	2

			$(1)

For the period ended February 28, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

February 28, 2011

Percentages are based on a Net Assets of $215,335 ($ Thousands)

*	Rate shown is the 7-day effective yield as of February 28, 2011.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

††	At February 28, 2011, the tax basis cost of the Fund’s investments was $233,553 ($ Thousands), and the unrealized appreciation and depreciation were $2,010 ($ Thousands) and $(20,075) ($ Thousands) respectively.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2011. The date reported on the Schedule of Investments is the final maturity date.

(C)	Unsettled Loan Participation. Interest rate not available.

Cl — Class

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$51,215	$—	$51,215
Corporate Obligations	—	8,345	—	8,345
Mortgage-Backed Securities	—	3,552	—	3,552
Asset-Backed Securities	—	2,388	—	2,388
U.S. Treasury Obligations	—	1,004	—	1,004
U.S. Government Agency
Obligations	—	1,105	—	1,105
Cash Equivalent	20,146	—	—	20,146
Affiliated Partnership	127,733	—	—	127,733

Total Investments in Securities	$147,879	$67,609	$—	$215,488

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1)	$—	$—	$(1)

Total Other Financial Instruments	$(1)	$—	$—	$(1)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended February 28, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended February 28, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 48.5%

Agency Mortgage-Backed Obligations — 36.0%
FHLB CMO, Ser 2007-1067, Cl 1
5.300%, 06/15/12	$606	$635
FHLMC
11.000%, 02/17/21	1,701	1,883
10.000%, 03/17/26 to 10/01/30	3,323	3,887
7.500%, 08/01/30 to 09/01/38	2,646	3,052
7.000%, 11/01/15 to 09/01/25	143	163
6.500%, 06/01/17 to 08/01/38	16,427	18,434
6.000%, 03/01/20 to 10/01/38	54,412	59,819
5.625%, 11/23/35	1,620	1,667
5.500%, 12/01/13 to 12/01/37	49,490	53,764
5.125%, 11/17/17	5,000	5,639
5.000%, 07/15/14 to 08/01/40	39,422	42,456
4.500%, 10/01/30 to 02/01/41	45,819	46,963
4.000%, 10/01/33 to 01/01/41	56,163	55,498
3.500%, 12/01/25	11,438	11,472
1.750%, 09/10/15	3,120	3,061
1.375%, 02/25/14	5,950	5,958
0.230%, 12/01/11 (A)	6,610	6,601
0.210%, 07/06/11 (A)	14,530	14,519
0.190%, 04/01/11 (A)	10,000	9,999
0.178%, 05/09/11 (A)	841	841
FHLMC TBA
4.500%, 03/13/36 to 04/13/39	42,100	42,742
3.500%, 03/15/26 to 03/01/41	23,760	23,407
FHLMC ARM (B)
6.706%, 08/01/36	1,557	1,634
6.631%, 07/01/36	822	863
6.571%, 08/01/36	601	634
6.485%, 09/01/36	5,137	5,381
6.481%, 11/01/37	349	374
6.463%, 10/01/36	347	364
6.429%, 11/01/37	9	9
6.422%, 12/01/36	726	778
6.401%, 02/01/37	497	533
6.338%, 12/01/36	1,267	1,338
6.315%, 03/01/37	518	547
6.295%, 10/01/36	1,534	1,607
6.255%, 02/01/37	1,355	1,441
6.253%, 09/01/36	451	472
6.211%, 05/01/37	743	791
6.179%, 09/01/36	454	487
6.178%, 01/01/37	1,780	1,889
6.165%, 12/01/36	416	439
6.154%, 10/01/36	1,081	1,137
6.153%, 12/01/36	842	889
6.132%, 06/01/37	373	401
6.078%, 09/01/36	1,240	1,305

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.055%, 11/01/36	$1,804	$1,941
6.054%, 10/01/37	1,888	1,980
6.025%, 12/01/36	1,374	1,454
6.024%, 03/01/37	973	1,028
6.012%, 04/01/37	325	347
6.009%, 10/01/37	2,047	2,196
6.007%, 02/01/37	310	327
6.005%, 11/01/36	1,016	1,085
5.992%, 04/01/37	1,302	1,378
5.979%, 06/01/38	2,386	2,556
5.960%, 05/01/37	3,975	4,220
5.948%, 01/01/37	501	538
5.935%, 06/01/36	1,361	1,454
5.916%, 07/01/37	594	638
5.891%, 03/01/37	268	288
5.884%, 11/01/36	265	281
5.879%, 05/01/36	878	912
5.878%, 12/01/36	1,874	2,014
5.858%, 05/01/37	275	291
5.843%, 11/01/36	612	649
5.826%, 08/01/37	1,092	1,159
5.822%, 11/01/38	572	615
5.794%, 05/01/37	278	296
5.769%, 04/01/38	304	322
5.765%, 07/01/38	2,795	2,999
5.733%, 06/01/37	954	1,020
5.727%, 05/01/37	1,954	2,073
5.707%, 05/01/37	833	881
5.698%, 03/01/36	1,274	1,365
5.679%, 03/01/36	767	822
5.672%, 04/01/37	780	831
5.601%, 05/01/36	598	629
5.598%, 04/01/37	240	254
5.585%, 05/01/37	600	637
5.560%, 10/01/38	679	728
5.542%, 05/01/36	1,366	1,452
5.511%, 10/01/36	2,067	2,182
5.488%, 08/01/37	2,286	2,436
5.296%, 05/01/38	909	962
5.126%, 01/01/36	2,884	3,077
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/19	21	24
FHLMC CMO, Ser 1991-1142, Cl IA
7.000%, 10/15/21	321	355
FHLMC CMO, Ser 1993-1611, Cl Z
6.500%, 11/15/23	10,732	11,813
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	1,252	1,413
FHLMC CMO, Ser 1998-2075, Cl D
6.500%, 08/15/28	1,420	1,508
FHLMC CMO, Ser 1999-2138, Cl KS, IO
7.434%, 02/15/29 (B)	1,546	178
FHLMC CMO, Ser 2001-2293, Cl ZA
6.000%, 03/15/31	1,582	1,737

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/31	$1,000	$1,108
FHLMC CMO, Ser 2001-2357, Cl ZJ
6.500%, 09/15/31	247	271
FHLMC CMO, Ser 2002-2434, Cl ZA
6.500%, 04/15/32	2,708	2,998
FHLMC CMO, Ser 2002-2456, Cl CJ
6.500%, 06/15/32	765	842
FHLMC CMO, Ser 2002-2458, Cl ZM
6.500%, 06/15/32	1,397	1,536
FHLMC CMO, Ser 2002-2479, Cl PG
6.000%, 08/15/32	2,146	2,336
FHLMC CMO, Ser 2002-41, Cl 2A
6.976%, 07/25/32 (B)	827	913
FHLMC CMO, Ser 2002-42, Cl A5
7.500%, 02/25/42	1,144	1,348
FHLMC CMO, Ser 2003-2551, Cl NS
13.996%, 01/15/33 (B)	809	927
FHLMC CMO, Ser 2003-2558, Cl BD
5.000%, 01/15/18	4,137	4,456
FHLMC CMO, Ser 2003-2587, Cl CO, PO
3.102%, 03/15/32	616	598
FHLMC CMO, Ser 2003-2590, Cl BY
5.000%, 03/15/18	1,346	1,451
FHLMC CMO, Ser 2003-2591, Cl QO
4.500%, 03/15/18	1,000	1,063
FHLMC CMO, Ser 2003-2631, Cl SA
14.363%, 06/15/33 (B)	653	758
FHLMC CMO, Ser 2003-2671, Cl S
14.271%, 09/15/33 (B)	628	722
FHLMC CMO, Ser 2003-2684, Cl SN
26.921%, 10/15/33 (B)	62	70
FHLMC CMO, Ser 2003-2690, Cl SJ
8.751%, 10/15/33 (B)	501	473
FHLMC CMO, Ser 2003-2691, Cl SE
9.173%, 12/15/28 (B)	249	258
FHLMC CMO, Ser 2003-2695, Cl OB, PO
4.013%, 10/15/33	196	172
FHLMC CMO, Ser 2003-2695, Cl SX
15.921%, 10/15/33 (B)	231	250
FHLMC CMO, Ser 2003-2698, Cl SV
8.601%, 11/15/33 (B)	165	156

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2003-2725, Cl OP, PO
3.672%, 10/15/33	$201	$175
FHLMC CMO, Ser 2003-2725, Cl SC
8.684%, 11/15/33 (B)	307	314
FHLMC CMO, Ser 2003-54, Cl 3A
7.000%, 02/25/43	759	849
FHLMC CMO, Ser 2003-54, Cl 2A
6.500%, 02/25/43	605	699
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/43	708	833
FHLMC CMO, Ser 2003-57, Cl 1A1
6.500%, 07/25/43	714	825
FHLMC CMO, Ser 2003-58, Cl 4A
7.500%, 09/25/43	909	1,085
FHLMC CMO, Ser 2004-2727, Cl PW
3.570%, 06/15/29	130	133
FHLMC CMO, Ser 2004-2754, Cl JG
4.500%, 03/15/33	39	39
FHLMC CMO, Ser 2004-2764, Cl UG
5.000%, 03/15/34	1,500	1,564
FHLMC CMO, Ser 2004-2777, Cl KO, PO
4.195%, 02/15/33	1,000	910
FHLMC CMO, Ser 2004-2778, Cl JD
5.000%, 12/15/32	1,974	2,095
FHLMC CMO, Ser 2004-2812, Cl NO, PO
6.647%, 10/15/33	297	235
FHLMC CMO, Ser 2004-2827, Cl CS
15.769%, 04/15/32 (B)	71	78
FHLMC CMO, Ser 2004-2835, Cl BO, PO
2.036%, 12/15/28	335	322
FHLMC CMO, Ser 2004-2843, Cl BC
5.000%, 08/15/19	1,740	1,879
FHLMC CMO, Ser 2004-2864, Cl NB
5.500%, 07/15/33	2,000	2,193
FHLMC CMO, Ser 2004-2865, Cl GO, PO
8.355%, 10/15/33	66	65
FHLMC CMO, Ser 2004-2897, Cl EO, PO
2.661%, 10/15/31	173	172
FHLMC CMO, Ser 2004-2903, Cl UZ
5.500%, 07/15/31	227	235
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/43	910	1,072

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/44	$989	$1,163
FHLMC CMO, Ser 2004-60, Cl 1A2
7.000%, 03/25/44	716	804
FHLMC CMO, Ser 2005-2945, Cl SA
11.816%, 03/15/20 (B)	2,515	2,852
FHLMC CMO, Ser 2005-2950, Cl JO, PO
2.712%, 03/15/20	442	410
FHLMC CMO, Ser 2005-2981, Cl FA
0.666%, 05/15/35 (B)	780	773
FHLMC CMO, Ser 2005-2990, Cl LK
0.636%, 10/15/34 (B)	803	804
FHLMC CMO, Ser 2005-2991, Cl EG
5.500%, 11/15/34	1,512	1,587
FHLMC CMO, Ser 2005-3001, Cl HP
20.937%, 05/15/35 (B)	139	169
FHLMC CMO, Ser 2005-3006, Cl QS
19.423%, 07/15/35 (B)	774	964
FHLMC CMO, Ser 2005-3012, Cl GK
23.554%, 06/15/35 (B)	133	158
FHLMC CMO, Ser 2005-3028, Cl PG
5.500%, 09/15/35	330	349
FHLMC CMO, Ser 2005-3035, Cl PA
5.500%, 09/15/35	2,567	2,766
FHLMC CMO, Ser 2005-3049, Cl XF
0.616%, 05/15/33 (B)	943	941
FHLMC CMO, Ser 2005-3052, Cl MH
5.250%, 10/15/34	2,555	2,736
FHLMC CMO, Ser 2005-3077, Cl TO, PO
2.743%, 04/15/35	591	522
FHLMC CMO, Ser 2006-3100, Cl PO, PO
5.360%, 01/15/36	984	850
FHLMC CMO, Ser 2006-3101, Cl UZ
6.000%, 01/15/36	2,023	2,222
FHLMC CMO, Ser 2006-3102, Cl FB
0.566%, 01/15/36 (B)	592	591
FHLMC CMO, Ser 2006-3137, Cl XP
6.000%, 04/15/36	1,061	1,163
FHLMC CMO, Ser 2006-3151, Cl PO, PO
3.280%, 05/15/36	617	532

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2006-3153, Cl EO, PO
3.449%, 05/15/36	$1,010	$906
FHLMC CMO, Ser 2006-3164, Cl MG
6.000%, 06/15/36	1,500	1,632
FHLMC CMO, Ser 2006-3189, Cl PC
6.000%, 08/15/35	2,000	2,186
FHLMC CMO, Ser 2006-3195, Cl PD
6.500%, 07/15/36	2,500	2,765
FHLMC CMO, Ser 2006-3200, Cl AY
5.500%, 08/15/36	1,000	1,069
FHLMC CMO, Ser 2006-3202, Cl HI, IO
6.384%, 08/15/36 (B)	1,198	184
FHLMC CMO, Ser 2006-3217, Cl CX, IO
6.324%, 09/15/36 (B)	931	146
FHLMC CMO, Ser 2007-3262, Cl SG, IO
6.134%, 01/15/37 (B)	1,331	168
FHLMC CMO, Ser 2007-3312, Cl BP
5.500%, 01/15/31	300	315
FHLMC CMO, Ser 2007-3342, Cl VG
6.000%, 11/15/23	1,000	1,096
FHLMC CMO, Ser 2007-3346, Cl FA
0.496%, 02/15/19 (B)	13,088	13,079
FHLMC CMO, Ser 2007-3373, Cl TO, PO
3.731%, 04/15/37	316	275
FHLMC CMO, Ser 2007-3383, Cl SA, IO
6.184%, 11/15/37 (B)	1,215	173
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.734%, 11/15/37 (B)	1,784	196
FHLMC CMO, Ser 2007-3387, Cl SA, IO
6.154%, 11/15/37 (B)	878	113
FHLMC CMO, Ser 2007-76, Cl 2A
4.785%, 10/25/37 (B)	1,423	1,429
FHLMC CMO, Ser 2008-3422, Cl SE
16.786%, 02/15/38 (B)	226	271
FHLMC CMO, Ser 2008-3437, Cl AI, IO
1.335%, 09/15/11	1,603	8
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.784%, 05/15/38 (B)	1,771	246
FHLMC CMO, Ser 2008-3455, Cl SE, IO
5.934%, 06/15/38 (B)	3,766	512
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/38	587	635

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2009-3510, Cl OD, PO
3.418%, 02/15/37	$870	$770
FHLMC CMO, Ser 2009-3515, Cl PIM15, IO
5.500%, 07/15/37	1,174	221
FHLMC CMO, Ser 2009-3523, Cl SD
18.932%, 06/15/36 (B)	748	914
FHLMC CMO, Ser 2009-3546, Cl A
5.974%, 02/15/39 (B)	495	528
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	2,327	2,429
FHLMC CMO, Ser 2009-3604, Cl PO, PO
4.463%, 05/15/36	822	709
FHLMC CMO, Ser 2009-3607, Cl TO, PO
3.497%, 10/15/39	769	677
FHLMC CMO, Ser 2009-3607, Cl AO, PO
5.670%, 04/15/36	700	524
FHLMC CMO, Ser 2009-3607, Cl BOPO, PO
5.669%, 04/15/36	500	375
FHLMC CMO, Ser 2009-3608, Cl SC, IO
5.984%, 12/15/39 (B)	3,382	407
FHLMC CMO, Ser 2009-3611, Cl PO, PO
4.244%, 07/15/34	681	596
FHLMC CMO, Ser 2010-3626, Cl MA
5.000%, 02/15/30	12,484	13,204
FHLMC CMO, Ser 2010-3631, Cl PA
4.000%, 02/15/40	4,584	4,689
FHLMC CMO, Ser 2010-3632, Cl BS
16.614%, 02/15/40 (B)	400	442
FHLMC CMO, Ser 2010-3652, Cl AP
4.500%, 03/15/40	9,504	9,990
FHLMC CMO, Ser 2010-3659, Cl VE
5.000%, 03/15/26	3,860	4,082
FHLMC CMO, Ser 2010-3680, Cl MA
4.500%, 07/15/39	1,944	2,021
FHLMC CMO, Ser 2010-3688, Cl NI, IO
5.000%, 04/15/32	2,739	520
FHLMC CMO, Ser 2010-3704, Cl DT
7.500%, 11/15/36	954	1,076
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/36	2,792	3,108

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/40	$1,953	$328
FHLMC CMO, Ser 2010-3724, Cl CM
5.500%, 06/15/37	4,401	4,741
FHLMC CMO, Ser 2010-3738, Cl BP
4.000%, 12/15/38	500	486
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/34	2,455	347
FHLMC CMO, Ser 2010-3740, Cl SC, IO
5.734%, 10/15/40 (B)	1,978	306
FHLMC CMO, Ser 2010-3754, Cl MB
4.000%, 01/15/39	7,500	7,294
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/35	2,962	448
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/37	2,476	402
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/37	1,979	339
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/29	3,000	498
FHLMC CMO, Ser 2011-3802, Cl LS, IO
4.533%, 01/15/40 (B)	5,000	397
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2009-K003, Cl AAB
4.768%, 05/25/18	2,824	2,996
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/19	2,849	2,889
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2010-K007, Cl A1
3.342%, 12/25/19	2,785	2,812
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2010-K008, Cl A1
2.746%, 12/25/19	3,531	3,468
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K010, Cl A1
3.320%, 07/25/20	6,028	6,087
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K006, Cl AX1, IO
1.063%, 01/25/20 (B)	19,062	1,283
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K007, Cl X1, IO
1.244%, 04/25/20 (B)	5,515	409

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K008, Cl X1, IO
1.687%, 06/25/20 (B)	$5,744	$585
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K009, Cl X1, IO
1.521%, 08/25/20 (B)	6,395	590
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/36	1,196	1,296
FHLMC STRIPS CMO, Ser 1998-197, Cl PO, PO
4.719%, 04/01/28	789	670
FHLMC STRIPS CMO, Ser 2006-239, Cl S30, IO
7.434%, 08/15/36 (B)	4,107	604
FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/23	823	884
FNMA TBA
6.000%, 05/01/32 to 03/25/41	7,950	8,777
5.500%, 03/01/22 to 03/25/38	42,500	45,369
5.000%, 03/01/39 to 03/25/41	114,718	120,113
4.500%, 03/15/39	89,000	90,710
3.500%, 03/25/26 to 04/01/41	42,635	42,476
3.000%, 03/25/26	39,700	38,627
FNMA
8.000%, 04/01/15 to 11/01/37	1,255	1,428
7.500%, 06/01/30 to 04/01/39	3,805	4,396
7.000%, 12/01/15 to 01/01/39	11,393	13,052
6.500%, 05/01/17 to 07/01/39	38,568	43,371
6.000%, 03/01/19 to 11/01/48	192,835	211,950
5.500%, 04/01/14 to 05/01/39	91,235	98,483
5.000%, 02/01/20 to 01/01/41	64,480	68,019
4.640%, 01/01/21	1,000	1,034
4.530%, 12/01/19	2,479	2,573
4.500%, 11/01/19 to 04/01/38	41,616	43,530
4.399%, 02/01/20	6,000	6,182
4.369%, 02/01/20	1,982	2,039
4.368%, 04/01/20	2,233	2,291
4.120%, 04/01/20	1,190	1,201
4.066%, 07/01/20	2,500	2,535
4.000%, 04/01/19 to 10/01/40	25,448	25,302
3.930%, 01/01/21	1,000	987
3.505%, 09/01/20	4,969	4,788
3.500%, 07/01/25 to 02/01/41	140,985	137,446
3.437%, 06/01/17 (A)	1,500	1,219

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.430%, 10/01/20	$1,994	$1,907
FNMA ARM (B)
6.631%, 09/01/36	419	440
6.564%, 01/01/37	851	917
6.342%, 10/01/36	461	497
6.304%, 09/01/36	325	341
6.277%, 09/01/37	5,302	5,768
6.270%, 02/01/37	619	658
6.239%, 10/01/36	534	562
6.233%, 06/01/36	1,375	1,439
6.179%, 08/01/36	343	370
6.136%, 11/01/37	1,113	1,178
6.129%, 09/01/36	1,333	1,429
6.083%, 07/01/37	422	448
6.063%, 11/01/37	623	668
6.048%, 10/01/37	815	874
6.042%, 09/01/37	324	348
6.038%, 10/01/37	354	380
6.034%, 08/01/36	525	555
6.017%, 12/01/36	622	668
6.016%, 07/01/37	705	756
6.002%, 09/01/37	827	877
5.980%, 05/01/36	468	486
5.947%, 07/01/37	1,128	1,192
5.939%, 10/01/36	401	424
5.936%, 03/01/37	786	843
5.927%, 09/01/37	128	136
5.920%, 01/01/37	1,332	1,430
5.917%, 07/01/37	1,259	1,351
5.915%, 09/01/37	538	579
5.903%, 07/01/36	798	843
5.902%, 06/01/36	660	689
5.887%, 01/01/37	994	1,068
5.878%, 04/01/37	879	944
5.869%, 10/01/36	1,890	1,988
5.860%, 11/01/36	1,083	1,149
5.845%, 02/01/37	817	879
5.843%, 12/01/36	1,472	1,557
5.735%, 02/01/37	900	950
5.696%, 01/01/23	1,126	1,209
5.689%, 04/01/37 to 10/01/37	1,351	1,438
5.684%, 11/01/36	798	843
5.662%, 05/01/37	2,559	2,708
5.660%, 03/01/37	7,148	7,606
5.611%, 06/01/36	1,701	1,794
5.531%, 02/01/39	1,631	1,748
5.512%, 07/01/37	422	449
5.420%, 11/01/37	540	573
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/21	298	333
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/22	803	979
FNMA CMO, Ser 1992-41, Cl MA
8.000%, 08/25/22	956	1,166
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/22	636	775
FNMA CMO, Ser 1992-96, Cl B, PO
2.762%, 05/25/22	1	1
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/23 (B)	296	380

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/23	$1,255	$1,374
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/23	1,590	1,890
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/24	1,041	1,149
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/24	959	1,096
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/27	725	817
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	1,485	1,602
FNMA CMO, Ser 2000-18, Cl EC, PO
3.910%, 10/25/23	295	262
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/41	815	901
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/16	1,260	1,354
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	579	665
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	12,035	13,414
FNMA CMO, Ser 2002-10, Cl SB
18.576%, 03/25/17 (B)	145	179
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/32	699	796
FNMA CMO, Ser 2002-81, Cl JO, PO
2.801%, 04/25/32	299	286
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/42	814	939
FNMA CMO, Ser 2003-129, Cl ME
5.000%, 08/25/23	1,000	1,072
FNMA CMO, Ser 2003-131, Cl SK
15.677%, 01/25/34 (B)	757	899
FNMA CMO, Ser 2003-17, Cl EQ
5.500%, 03/25/23	2,000	2,174
FNMA CMO, Ser 2003-23, Cl PG
5.500%, 01/25/32	1,183	1,236
FNMA CMO, Ser 2003-23, Cl Q0, PO
3.458%, 01/25/32	544	521
FNMA CMO, Ser 2003-24, Cl MV
5.500%, 02/25/14	987	1,046
FNMA CMO, Ser 2003-30, Cl HS, IO
7.390%, 07/25/17 (B)	1,082	74
FNMA CMO, Ser 2003-35, Cl EA, PO
3.571%, 05/25/33	694	604
FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/23	1,074	1,158
FNMA CMO, Ser 2003-56, Cl AZ
5.500%, 08/25/31	1,224	1,300
FNMA CMO, Ser 2003-91, Cl XT
4.500%, 12/25/17	231	233
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/20	2,500	2,696

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2004-17, Cl H
5.500%, 04/25/34	$997	$1,029
FNMA CMO, Ser 2004-46, Cl EP, PO
4.298%, 03/25/34	750	651
FNMA CMO, Ser 2004-52, Cl PX, PO
3.590%, 09/25/32	308	291
FNMA CMO, Ser 2004-61, Cl BO, PO
3.990%, 10/25/32	829	758
FNMA CMO, Ser 2004-61, Cl CO, PO
0.824%, 10/25/31	237	236
FNMA CMO, Ser 2005-100, Cl BQ
5.500%, 11/25/25	1,500	1,619
FNMA CMO, Ser 2005-106, Cl US
23.608%, 11/25/35 (B)	1,176	1,629
FNMA CMO, Ser 2005-118, Cl PN
6.000%, 01/25/32	2,000	2,175
FNMA CMO, Ser 2005-123, Cl FG
0.710%, 07/25/34 (B)	608	607
FNMA CMO, Ser 2005-14, Cl BA
4.500%, 04/25/19	1,148	1,196
FNMA CMO, Ser 2005-14, Cl BD
4.500%, 03/25/20	1,250	1,322
FNMA CMO, Ser 2005-45, Cl BG
4.500%, 06/25/25	287	288
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	3,122	3,426
FNMA CMO, Ser 2005-64, Cl PL
5.500%, 07/25/35	1,814	1,991
FNMA CMO, Ser 2005-72, Cl SB
16.221%, 08/25/35 (B)	679	822
FNMA CMO, Ser 2005-74, Cl CS
19.305%, 05/25/35 (B)	614	765
FNMA CMO, Ser 2005-74, Cl SK
19.415%, 05/25/35 (B)	470	587
FNMA CMO, Ser 2005-88, Cl QO, PO
6.385%, 11/25/33	174	170
FNMA CMO, Ser 2005-90, Cl PO, PO
2.778%, 09/25/35	402	369
FNMA CMO, Ser 2005-90, Cl ES
16.221%, 10/25/35 (B)	454	553
FNMA CMO, Ser 2005-97, Cl HC
5.000%, 02/25/32	1,750	1,861
FNMA CMO, Ser 2006-117, Cl GS, IO
6.388%, 12/25/36 (B)	1,110	167
FNMA CMO, Ser 2006-118, Cl A2
0.322%, 12/25/36 (B)	1,103	1,081
FNMA CMO, Ser 2006-15, Cl OP, PO
2.396%, 03/25/36	482	425
FNMA CMO, Ser 2006-23, Cl FK
0.510%, 04/25/36 (B)	529	528
FNMA CMO, Ser 2006-27, Cl OH, PO
2.994%, 04/25/36	618	556

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2006-3, Cl D0, PO
4.031%, 03/25/36	$611	$537
FNMA CMO, Ser 2006-33, Cl LS
28.980%, 05/25/36 (B)	446	652
FNMA CMO, Ser 2006-43, Cl VB
6.500%, 10/25/17	667	718
FNMA CMO, Ser 2006-44, Cl FP
0.660%, 06/25/36 (B)	746	742
FNMA CMO, Ser 2006-44, Cl P, PO
3.466%, 12/25/33	417	368
FNMA CMO, Ser 2006-46, Cl SW
23.246%, 06/25/36 (B)	570	754
FNMA CMO, Ser 2006-56, Cl PF
0.612%, 07/25/36 (B)	928	926
FNMA CMO, Ser 2006-59, Cl CO, PO
13.927%, 08/25/35	121	113
FNMA CMO, Ser 2006-60, Cl UO, PO
2.873%, 07/25/36	1,090	979
FNMA CMO, Ser 2006-60, Cl DO, PO
4.523%, 04/25/35	735	655
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/36	880	1,043
FNMA CMO, Ser 2006-75, Cl VD
6.500%, 05/25/17	1,309	1,373
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/36	673	745
FNMA CMO, Ser 2006-90, Cl BE
6.000%, 04/25/35	2,000	2,185
FNMA CMO, Ser 2006-94, Cl GI, IO
6.390%, 10/25/26 (B)	1,827	252
FNMA CMO, Ser 2007-100, Cl SM, IO
6.189%, 10/25/37 (B)	2,976	433
FNMA CMO, Ser 2007-101, Cl A2
0.512%, 06/27/36 (B)	2,636	2,618
FNMA CMO, Ser 2007-112, Cl SA, IO
6.189%, 12/25/37 (B)	1,763	258
FNMA CMO, Ser 2007-114, Cl A6
0.461%, 10/27/37 (B)	2,000	1,997
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/35	4,567	4,961
FNMA CMO, Ser 2007-116, Cl HI, IO
6.323%, 01/25/38 (B)	2,321	173
FNMA CMO, Ser 2007-29, Cl SG
21.795%, 04/25/37 (B)	395	523
FNMA CMO, Ser 2007-30, Cl MA
4.250%, 02/25/37	993	1,025
FNMA CMO, Ser 2007-43, Cl FL
0.560%, 05/25/37 (B)	444	441
FNMA CMO, Ser 2007-53, Cl SH, IO
5.840%, 06/25/37 (B)	2,218	289
FNMA CMO, Ser 2007-54, Cl FA
0.662%, 06/25/37 (B)	1,618	1,620

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-60, Cl AX, IO
6.890%, 07/25/37 (B)	$2,718	$449
FNMA CMO, Ser 2007-65, Cl KI, IO
6.359%, 07/25/37 (B)	3,087	395
FNMA CMO, Ser 2007-72, Cl EK, IO
6.139%, 07/25/37 (B)	2,677	336
FNMA CMO, Ser 2007-75, Cl EO, PO
4.621%, 01/25/36	952	866
FNMA CMO, Ser 2007-79, Cl SB
23.058%, 08/25/37 (B)	215	270
FNMA CMO, Ser 2007-85, Cl SG
15.596%, 09/25/37 (B)	719	838
FNMA CMO, Ser 2007-92, Cl YS, IO
5.520%, 06/25/37 (B)	2,176	248
FNMA CMO, Ser 2008-1, Cl BI, IO
5.650%, 02/25/38 (B)	2,593	295
FNMA CMO, Ser 2008-20, Cl SA, IO
6.730%, 03/25/38 (B)	1,381	213
FNMA CMO, Ser 2008-22, Cl IO, IO
6.168%, 03/25/37 (B)	19,789	2,645
FNMA CMO, Ser 2008-24, Cl PF
0.912%, 02/25/38 (B)	736	737
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/23	1,500	1,615
FNMA CMO, Ser 2008-32, Cl SA, IO
6.590%, 04/25/38 (B)	1,200	183
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (B)	2,358	28
FNMA CMO, Ser 2008-4, Cl SD, IO
5.739%, 02/25/38 (B)	3,989	497
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/23	3,500	3,764
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/24	643	690
FNMA CMO, Ser 2009-100, Cl PN
5.000%, 11/25/39	3,519	3,711
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/39	1,199	1,262
FNMA CMO, Ser 2009-110, Cl DA
4.500%, 01/25/40	2,637	2,722
FNMA CMO, Ser 2009-17, Cl QS, IO
6.390%, 03/25/39 (B)	1,418	186
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/39	1,523	237
FNMA CMO, Ser 2009-66, Cl KE
4.000%, 09/25/39	6,510	6,666
FNMA CMO, Ser 2009-70, Cl CO, PO
3.549%, 01/25/37	2,060	1,763

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-71, Cl JT
6.000%, 06/25/36	$3,914	$4,311
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	4,278	4,586
FNMA CMO, Ser 2009-84, Cl WS, IO
5.639%, 10/25/39 (B)	1,778	194
FNMA CMO, Ser 2009-86, Cl OT, PO
3.630%, 10/25/37	1,418	1,227
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/39	1,315	244
FNMA CMO, Ser 2009-86, Cl BO, PO
14.330%, 03/25/37	11,216	9,750
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/14	2,869	247
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	2,076	2,107
FNMA CMO, Ser 2009-99, Cl SC, IO
5.919%, 12/25/39 (B)	2,014	270
FNMA CMO, Ser 2009-M1, Cl A2
4.287%, 07/25/19	3,868	3,972
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	4,134	4,130
FNMA CMO, Ser 2010-1, Cl WA
6.130%, 02/25/40 (B)	800	883
FNMA CMO, Ser 2010-111, Cl AE
5.500%, 04/25/38	3,336	3,564
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/40	3,600	3,156
FNMA CMO, Ser 2010-133, Cl A
5.500%, 05/25/38	1,958	2,100
FNMA CMO, Ser 2010-135, Cl LM
4.000%, 12/25/40	630	646
FNMA CMO, Ser 2010-148, Cl MA
4.000%, 02/25/39	1,488	1,536
FNMA CMO, Ser 2010-15, Cl KA
4.000%, 03/25/39	3,178	3,258
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/40 (B)	861	954
FNMA CMO, Ser 2010-23, Cl KS, IO
6.838%, 02/25/40 (B)	2,129	302
FNMA CMO, Ser 2010-35, Cl SB, IO
6.158%, 04/25/40 (B)	2,907	389
FNMA CMO, Ser 2010-39, Cl OT, PO
3.858%, 10/25/35	777	681
FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/38	1,000	1,008
FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/40	6,241	6,458
FNMA CMO, Ser 2010-58, Cl MA
5.500%, 12/25/38	7,487	7,967

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/40	$1,790	$1,878
FNMA CMO, Ser 2010-68, Cl SA, IO
4.739%, 07/25/40 (B)	3,853	424
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/19	1,374	1,418
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (B)	8,896	9,003
FNMA CMO, Ser 2011-2, Cl WA
5.716%, 02/25/51 (B)	1,954	2,116
FNMA Grantor Trust CMO, Ser 2000-T6, Cl A1
7.500%, 06/25/30	1,113	1,239
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/41	2,483	2,900
FNMA Grantor Trust CMO, Ser 2001-T7, Cl A1
7.500%, 02/25/41	659	736
FNMA Grantor Trust CMO, Ser 2002-T16, Cl A3
7.500%, 07/25/42	543	635
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/42	744	885
FNMA Grantor Trust CMO, Ser 2002-T3, Cl B
5.763%, 12/25/11	727	755
FNMA Grantor Trust CMO, Ser 2002-T6, Cl A2
7.500%, 10/25/41	977	1,109
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/44	939	1,090
FNMA STRIPS CMO, Ser 1997-293, Cl 1, PO
3.567%, 12/01/24	751	676
FNMA STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/01/32	890	183
FNMA STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/33	1,452	318
FNMA Whole Loan CMO, Ser 2002-W4, Cl A5
7.500%, 05/25/42	691	811
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.500%, 12/25/42 (B)	1,008	1,149
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/42	1,684	1,855
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/42	839	925
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/42	680	808
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/33	1,058	1,223

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2004-W10, Cl A6
5.750%, 08/25/34	$2,000	$2,158
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	1,128	1,341
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/44	952	1,055
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.482%, 03/25/45 (B)	1,609	1,598
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	391	451
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.482%, 02/25/36 (B)	733	728
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.521%, 11/25/46 (B)	1,678	1,657
FNMA Whole Loan CMO, Ser 2007-W7, Cl 1A4
37.620%, 07/25/37 (B)	90	135
FNMA Whole Loan CMO, Ser 2009-W1, Cl A
6.000%, 12/25/49	2,287	2,519
GNMA TBA
6.000%, 03/01/37	2,200	2,410
5.500%, 03/23/34 to 03/20/38	13,800	14,938
4.500%, 03/01/39	40,900	42,223
4.000%, 03/01/40 to 03/15/41	16,090	16,098
3.500%, 03/15/41 to 04/15/41 (B)	59,962	57,062
GNMA
9.500%, 12/15/20	9	10
7.500%, 10/15/37 to 09/20/38	1,681	1,929
7.000%, 04/15/26 to 06/15/35	4,436	5,077
6.500%, 01/15/24 to 02/15/39	14,673	16,713
6.000%, 11/15/23 to 09/15/34	17,678	19,568
5.000%, 07/20/40 to 11/20/40	7,975	8,489
3.500%, 10/20/40 to 12/20/40	14,505	13,849
GNMA ARM
3.500%, 01/20/41 (B)	3,853	3,954
3.000%, 02/20/41 (B)	1,315	1,304
1.710%, 01/20/60 (B)	1,485	1,518
GNMA CMO, Ser 2001-18, Cl WH
31.439%, 04/20/31 (B)	124	205
GNMA CMO, Ser 2001-22, Cl PS
20.322%, 03/17/31 (B)	926	1,285
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	1,963	2,186
GNMA CMO, Ser 2002-23, Cl SD
20.242%, 04/16/32 (B)	1,340	1,838

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2002-51, Cl SG
31.360%, 04/20/31 (B)	$114	$185
GNMA CMO, Ser 2002-57, Cl SB
108.529%, 08/16/32	92	368
GNMA CMO, Ser 2002-69, Cl SC
15.921%, 02/20/32 (B)	300	352
GNMA CMO, Ser 2003-60, Cl GS
11.975%, 05/16/33 (B)	191	209
GNMA CMO, Ser 2003-75, Cl ZX
6.000%, 09/16/33	4,676	5,172
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/23	1,178	1,291
GNMA CMO, Ser 2003-97, Cl SA, IO
6.285%, 11/16/33 (B)	671	115
GNMA CMO, Ser 2004-28, Cl SV
8.737%, 04/20/34 (B)	1,530	1,671
GNMA CMO, Ser 2004-34, Cl CS
19.160%, 02/20/34 (B)	82	105
GNMA CMO, Ser 2004-34, Cl JO, PO
1.570%, 02/20/34	264	257
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34 (B)	422	450
GNMA CMO, Ser 2004-85, Cl PO, PO
1.839%, 01/17/33	169	163
GNMA CMO, Ser 2004-87, Cl SB
7.369%, 03/17/33 (B)	335	338
GNMA CMO, Ser 2005-13, Cl SD, IO
6.537%, 02/20/35 (B)	955	145
GNMA CMO, Ser 2005-3, Cl SB, IO
5.837%, 01/20/35 (B)	1,792	230
GNMA CMO, Ser 2005-7, Cl JM
16.141%, 05/18/34 (B)	357	435
GNMA CMO, Ser 2005-81, Cl SD, IO
6.037%, 12/20/34 (B)	1,692	182
GNMA CMO, Ser 2005-82, Cl NS, IO
6.037%, 07/20/34 (B)	1,054	131
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	1,000	1,094
GNMA CMO, Ser 2006-34, Cl PO, PO
3.321%, 07/20/36	214	188
GNMA CMO, Ser 2006-38, Cl SW, IO
6.237%, 06/20/36 (B)	1,749	227
GNMA CMO, Ser 2006-38, Cl SG, IO
6.387%, 09/20/33 (B)	3,707	399
GNMA CMO, Ser 2006-47, Cl SA, IO
6.535%, 08/16/36 (B)	2,553	397
GNMA CMO, Ser 2007-17, Cl AF
0.465%, 04/16/37 (B)	904	897
GNMA CMO, Ser 2007-26, Cl SW, IO
5.937%, 05/20/37 (B)	3,335	391

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2007-27, Cl SD, IO
5.937%, 05/20/37 (B)	$1,125	$133
GNMA CMO, Ser 2007-42, Cl SB, IO
6.487%, 07/20/37 (B)	1,581	224
GNMA CMO, Ser 2007-45, Cl QA, IO
6.377%, 07/20/37 (B)	1,058	149
GNMA CMO, Ser 2007-72, Cl USIO, IO
6.287%, 11/20/37 (B)	1,257	173
GNMA CMO, Ser 2007-78, Cl SA, IO
6.265%, 12/16/37 (B)	15,002	2,414
GNMA CMO, Ser 2007-81, Cl SP, IO
6.387%, 12/20/37 (B)	1,551	213
GNMA CMO, Ser 2007-82, Cl SA, IO
6.267%, 12/20/37 (B)	1,012	135
GNMA CMO, Ser 2007-9, Cl CI, IO
5.937%, 03/20/37 (B)	1,310	151
GNMA CMO, Ser 2008-10, Cl S, IO
5.567%, 02/20/38 (B)	1,818	201
GNMA CMO, Ser 2008-2, Cl MS, IO
6.895%, 01/16/38 (B)	1,154	172
GNMA CMO, Ser 2008-29, Cl PO, PO
2.740%, 02/17/33	492	450
GNMA CMO, Ser 2008-33, Cl XS, IO
7.435%, 04/16/38 (B)	748	103
GNMA CMO, Ser 2008-55, Cl SA, IO
5.937%, 06/20/38 (B)	1,784	210
GNMA CMO, Ser 2008-60, Cl SH, IO
5.885%, 07/16/38 (B)	915	114
GNMA CMO, Ser 2008-95, Cl DS, IO
7.037%, 12/20/38 (B)	2,727	394
GNMA CMO, Ser 2009-10, Cl ST, IO
6.185%, 03/16/34 (B)	1,031	117
GNMA CMO, Ser 2009-102, Cl SM, IO
6.135%, 06/16/39 (B)	3,934	478
GNMA CMO, Ser 2009-106, Cl AS, IO
6.135%, 11/16/39 (B)	2,464	322
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/39	48	7
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	997	148

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/37	$1,515	$205
GNMA CMO, Ser 2009-22, Cl SA, IO
6.007%, 04/20/39 (B)	2,726	304
GNMA CMO, Ser 2009-24, Cl DS, IO
6.037%, 03/20/39 (B)	1,682	175
GNMA CMO, Ser 2009-25, Cl SE, IO
7.337%, 09/20/38 (B)	1,050	152
GNMA CMO, Ser 2009-31, Cl TS, IO
6.037%, 03/20/39 (B)	2,752	306
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/39	450	72
GNMA CMO, Ser 2009-35, Cl SP, IO
6.135%, 05/16/37 (B)	2,312	285
GNMA CMO, Ser 2009-42, Cl SC, IO
5.817%, 06/20/39 (B)	960	113
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/37 (B)	2,586	76
GNMA CMO, Ser 2009-43, Cl SA, IO
5.687%, 06/20/39 (B)	2,472	276
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/20	1,327	1,462
GNMA CMO, Ser 2009-6, Cl SH, IO
5.777%, 02/20/39 (B)	2,046	241
GNMA CMO, Ser 2009-61, Cl WQ, IO
5.985%, 11/16/35 (B)	2,639	387
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	1,191	174
GNMA CMO, Ser 2009-65, Cl TS, IO
6.137%, 12/20/38 (B)	3,574	432
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/39	2,245	2,471
GNMA CMO, Ser 2009-67, Cl SA, IO
5.785%, 08/16/39 (B)	2,574	280
GNMA CMO, Ser 2009-72, Cl SM, IO
5.985%, 08/16/39 (B)	3,259	393
GNMA CMO, Ser 2009-75, Cl VM
5.000%, 12/20/19	1,068	1,143
GNMA CMO, Ser 2009-79, Cl OK, PO
3.546%, 11/16/37	1,620	1,419
GNMA CMO, Ser 2009-83, Cl TS, IO
5.837%, 08/20/39 (B)	2,399	256

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-87, Cl KI, IO
6.037%, 09/20/35 (B)	$1,132	$133
GNMA CMO, Ser 2009-87, Cl TS, IO
5.837%, 07/20/35 (B)	2,441	326
GNMA CMO, Ser 2009-87, Cl SI, IO
6.487%, 02/20/35 (B)	1,249	190
GNMA CMO, Ser 2010-14, Cl BO, PO
3.110%, 11/20/35	839	739
GNMA CMO, Ser 2010-14, Cl SA, IO
7.737%, 12/20/32 (B)	1,224	177
GNMA CMO, Ser 2010-14, Cl SH, IO
5.735%, 02/16/40 (B)	1,308	179
GNMA CMO, Ser 2010-14, Cl AO, PO
4.199%, 12/20/32	816	722
GNMA CMO, Ser 2010-14, Cl EO, PO
2.253%, 06/16/33	478	462
GNMA CMO, Ser 2010-14, Cl QP
6.000%, 12/20/39	1,761	1,905
GNMA CMO, Ser 2010-14, Cl CO, PO
3.821%, 08/20/35	425	308
GNMA CMO, Ser 2010-14, Cl SC, IO
4.539%, 08/20/35 (B)	2,140	252
GNMA CMO, Ser 2010-144, Cl BI, IO
4.000%, 09/16/37	4,952	784
GNMA CMO, Ser 2010-157, Cl OP, PO
4.105%, 12/20/40	1,492	1,134
GNMA CMO, Ser 2010-4, Cl NS, IO
6.125%, 01/16/40 (B)	32,216	4,383
GNMA CMO, Ser 2010-47, Cl VS, IO
5.985%, 11/16/37 (B)	1,862	244
GNMA CMO, Ser 2010-47, Cl PX, IO
6.437%, 06/20/37 (B)	4,646	682
GNMA CMO, Ser 2010-47, Cl XN, IO
6.285%, 04/16/34 (B)	2,030	179
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/39	2,900	2,911
GNMA CMO, Ser 2010-7, Cl EA
5.000%, 06/16/38	895	931
GNMA CMO, Ser 2010-87, Cl SK, IO
6.235%, 07/16/40 (B)	3,499	486
GNMA CMO, Ser 2010-H10, Cl FC
1.260%, 05/20/60 (B)	5,385	5,405

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-H26, Cl LF
0.611%, 08/20/58 (B)	$7,467	$7,441

		2,258,789

Non-Agency Mortgage-Backed Obligations — 12.5%
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.478%, 02/02/37 (B)(C)	1,000	941
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/48 (B)(C)	1,325	1,388
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/48 (B)(C)	900	952
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/48 (B)(C)	1,500	1,536
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.650%, 03/25/58 (B)(C)	864	897
American Home Mortgage Assets, Ser 2006-5, Cl A1
1.243%, 11/25/46 (B)	1,491	766
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.386%, 03/25/47 (B)	12,497	7,625
Americold LLC Trust, Ser 2010- ARTA, Cl A1
3.847%, 01/14/29 (C)	3,537	3,595
ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.443%, 05/24/36 (B)(C)	853	874
ASG Resecuritization Trust, Ser 2009-3, Cl A65
5.594%, 03/26/37 (B)(C)	1,917	1,947
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/37 (C)	1,480	1,502
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.440%, 10/28/36 (B)(C)	800	788
Asset Securitization, Ser 1996-D3, Cl A2
7.774%, 10/13/26 (B)	765	775
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/34	381	382
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/34	726	727
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/33	544	562
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/18	909	921
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/33	782	795
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/19	579	588

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/19	$525	$537
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.115%, 11/25/21 (B)	246	226
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.760%, 04/25/37 (B)	462	372
Banc of America Commercial Mortgage, Ser 2000-2, Cl E
7.634%, 09/15/32 (B)	767	766
Banc of America Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	681	705
Banc of America Commercial Mortgage, Ser 2002-PB2, Cl B
6.309%, 06/11/35	916	947
Banc of America Commercial Mortgage, Ser 2002-PB2, Cl A4
6.186%, 06/11/35	4,814	4,954
Banc of America Commercial Mortgage, Ser 2003-1, Cl A1
3.878%, 09/11/36	1,796	1,804
Banc of America Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	895	905
Banc of America Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/43 (B)	6,060	6,450
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	1,050	1,085
Banc of America Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/43	4,794	5,031
Banc of America Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/45	4,763	5,062
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/45 (B)	300	322
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/45 (B)	500	537
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (B)	2,552	2,789
Banc of America Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/46	800	869
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	150	160
Banc of America Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/45	3,173	3,381
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/34	567	563

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Funding, Ser 2004-3, Cl 1A7
5.500%, 10/25/34	$348	$353
Banc of America Funding, Ser 2004-C, Cl 1A1
5.011%, 12/20/34 (B)	344	352
Banc of America Funding, Ser 2005-B, Cl 2A1
3.027%, 04/20/35 (B)	4,315	3,547
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.460%, 08/26/35 (B)(C)	962	1,011
Banc of America Funding, Ser 2010-R5, Cl 5A6
0.561%, 05/26/37 (B)(C)	1,433	1,383
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.812%, 05/25/18 (B)	332	320
Banc of America Mortgage Securities, Ser 2003-3, Cl 1A7
5.500%, 05/25/33	1,000	1,025
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.712%, 08/25/18 (B)	351	339
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.886%, 06/25/33 (B)	385	370
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/34	1,000	1,027
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A23
4.500%, 04/25/34	179	178
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/19	357	364
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/19	308	314
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/32	233	244
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/37 (C)	1,579	1,410
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/37 (B)(C)	1,451	1,515
BCAP LLC Trust, Ser 2009-RR13, Cl 11A1
5.250%, 05/26/37 (B)(C)	456	454
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/34 (C)	1,102	1,119
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/36 (B)(C)	979	982
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.183%, 04/26/37 (B)(C)	1,086	1,078

12	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/37 (B)(C)	$609	$606
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
1.023%, 02/26/47 (B)(C)	606	573
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
5.104%, 07/26/45 (B)(C)	1,953	1,948
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
1.062%, 01/26/36 (B)(C)	940	909
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
5.021%, 04/26/35 (B)(C)	698	705
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.138%, 05/25/34 (B)	393	409
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.285%, 05/25/34 (B)	2,135	2,080
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.290%, 08/25/35 (B)	559	538
Bear Stearns Alt-A Trust, Ser 2005-2, Cl 2A4
2.833%, 04/25/35 (B)	245	193
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.632%, 08/25/35 (B)	7,140	6,253
Bear Stearns Asset-Backed Securities Trust, Ser 2006-AC1, Cl 1A1
5.750%, 02/25/36	2,154	1,658
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	66	66
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	454	471
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (B)	362	368
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.149%, 10/12/42 (B)	6,500	7,000
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.454%, 03/11/39 (B)	300	327
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.511%, 04/12/38 (B)	4,110	4,497

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/41	$300	$325
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A1
5.593%, 06/11/40	783	794
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A3
5.736%, 06/11/50	2,640	2,747
Chase Mortgage Finance, Ser 2003-S15, Cl 2A10
0.712%, 01/25/34 (B)	198	197
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
7.376%, 10/25/18	249	209
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
2.949%, 12/25/35 (B)	13,166	11,222
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.887%, 02/25/37 (B)	396	401
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.736%, 02/25/37 (B)	315	320
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.892%, 07/25/37 (B)	631	621
Citicorp Mortgage Securities, Ser 2003-6, Cl 1A2
4.500%, 05/25/33	108	110
Citicorp Mortgage Securities, Ser 2004-4, Cl A4
5.500%, 06/25/34	761	797
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/43 (B)	440	461
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
5.076%, 08/25/34 (B)	607	626
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/35	512	512
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
5.395%, 11/25/38 (B)	1,310	1,310
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.710%, 09/25/33 (B)(C)	807	819
Citigroup Mortgage Loan Trust, Ser 2009-11, Cl 3A1
5.750%, 05/25/37 (B)(C)	1,000	1,022
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/36 (C)	1,495	1,461
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.741%, 02/25/35 (B)(C)	449	447
Citigroup, Ser 2005-CD1, Cl AM
5.222%, 07/15/44 (B)	1,769	1,866

13	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup, Ser 2006-CD2, Cl X, IO
0.079%, 01/15/46 (B)(C)	$91,746	$254
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	6,855	7,225
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (B)	3,887	4,082
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/34 (C)	2,500	2,535
Commercial Mortgage Pass-Through Certificates, Ser 2005-LP5, Cl A4
4.982%, 05/10/43 (B)	600	641
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (C)	178	178
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/33	2,392	2,523
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/34	2,128	1,898
Countrywide Alternative Loan Trust, Ser 2004-32CB, Cl 2A3, IO
4.840%, 02/25/35 (B)	38,101	3,757
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	340	349
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/31	1,104	1,158
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
7.987%, 11/25/31	351	253
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.423%, 08/25/35 (B)	953	511
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 2A1
1.673%, 08/25/35 (B)	3,939	2,356
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.591%, 11/20/35 (B)(H)	5,229	3,283
Countrywide Alternative Loan Trust, Ser 2005-72, Cl A1
0.530%, 01/25/36 (B)	2,714	1,823
Countrywide Alternative Loan Trust, Ser 2006-OA9, Cl 2A1A
0.472%, 07/20/46 (B)	3	1
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-34, Cl A6
5.250%, 09/25/33	726	739

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/33	$869	$853
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-56, Cl 6A1
2.949%, 12/25/33 (B)	569	536
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/34	1,456	1,478
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.435%, 08/25/18 (B)	160	151
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-20, Cl 2A1
2.897%, 09/25/34 (B)	82	50
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-5, Cl 1A4
5.500%, 06/25/34	858	896
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	1,286	1,312
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/27	783	697
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.662%, 09/25/35 (B)(C)	5,750	5,144
Credit Suisse First Boston Mortgage Securities, Ser 2001-CKN5, Cl A4
5.435%, 09/15/34	333	335
Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	3,030	3,150
Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A1
4.485%, 11/15/36	6	6
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP3, Cl A3
5.603%, 07/15/35	6,200	6,464
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP5, Cl A2
4.940%, 12/15/35	2,521	2,638
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/33	1,164	1,140

14	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A4
5.250%, 11/25/33	$720	$730
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/33	299	304
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/18	593	605
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (B)	1,571	1,633
Credit Suisse First Boston Mortgage Securities, Ser 2003-CPN1, Cl B
4.723%, 03/15/35	875	908
Credit Suisse First Boston Mortgage Securities, Ser 2003-CPN1, Cl A2
4.597%, 03/15/35	2,214	2,312
Credit Suisse First Boston Mortgage Securities, Ser 2004-4, Cl 2A4
5.500%, 09/25/34	848	899
Credit Suisse First Boston Mortgage Securities, Ser 2004-8, Cl 1A4
5.500%, 12/25/34	883	926
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 7A2
2.700%, 06/25/34 (B)	806	805
Credit Suisse First Boston Mortgage Securities, Ser 2005-4, Cl 3A24
18.120%, 06/25/35 (B)	334	332
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	1,440	1,478
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	1,987	2,095
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/37	1,691	1,758
Credit Suisse First Boston Mortgage Securities, Ser 2005-C6, Cl A4
5.230%, 12/15/40 (B)	6,500	7,009
Credit Suisse Mortgage Capital Certificate, Ser 2007-C2, Cl A2
5.448%, 01/15/49 (B)	1,358	1,381
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.658%, 03/15/39 (B)	825	894

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	$3,212	$3,407
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/35 (C)	607	606
Credit Suisse Mortgage Capital Certificates, Ser 2010-11R, Cl A1
1.261%, 06/28/47 (B)(C)	1,082	1,086
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
4.500%, 09/26/46 (B)(C)	829	837
Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.335%, 10/26/37 (B)(C)	485	492
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/50 (B)(C)	400	382
Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/37 (C)	1,458	1,480
Credit Suisse Mortgage Capital Certificates, Ser 2011-1R, Cl A1
1.260%, 02/27/47 (B)(C)	2,000	2,000
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	825	864
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46 (C)	3,860	3,939
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.586%, 02/25/20 (B)	355	360
Deutsche Mortgage Securities, Ser 2010-RS2, Cl A1
1.511%, 06/28/47 (B)(C)	778	779
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (C)	3,156	3,276
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.662%, 11/19/44 (B)	2,023	804
DSLA Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1A
1.243%, 03/19/46 (B)	385	224
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (C)	1,354	1,343
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/20 (C)	1,440	1,440
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.810%, 02/25/48 (B)(C)	6,121	6,120

15	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/18	$1,161	$1,194
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	789	811
GE Capital Commercial Mortgage, Ser 2001-3, Cl A1
5.560%, 06/10/38	35	35
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	1,507	1,561
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 12/10/49	1,000	1,054
GE Capital Commercial Mortgage, Ser C1, Cl A4
4.819%, 01/10/38	3,610	3,782
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl A2
6.700%, 04/15/34	406	407
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	404	408
GMAC Commercial Mortgage Securities, Ser 2002-C3, Cl A2
4.930%, 07/10/39	445	465
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl B
5.487%, 05/10/40 (B)	1,575	1,674
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.471%, 05/10/40 (B)	2,864	3,079
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl D
5.487%, 05/10/40 (B)	654	683
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	760	810
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A4
5.301%, 08/10/38 (B)	1,299	1,387
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/45 (B)	700	745
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.406%, 10/19/33 (B)	1,867	1,881
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/33	649	652
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/33	1,149	1,135
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/35	835	867
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/20	491	498

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Mortgage Loan Trust, Ser 2005-AR5, Cl 3A1
3.387%, 09/19/35 (B)	$201	$182
GMAC Mortgage Loan Trust, Ser 2010-1, Cl A
4.250%, 07/25/40 (C)	287	291
Greenwich Capital Commercial Funding, Ser 2003-C1, Cl B
4.229%, 07/05/35	1,094	1,128
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (B)	171	179
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (B)	7,150	7,694
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AJ
4.859%, 08/10/42 (B)	220	230
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (B)	7,314	7,799
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.883%, 07/10/38 (B)	16,420	18,033
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	7,000	7,478
GS Mortgage Securities II, Ser 2001-GL3A, Cl A2
6.449%, 08/05/18 (B)(C)	453	461
GS Mortgage Securities II, Ser 2004-GG2, Cl A6
5.396%, 08/10/38 (B)	1,730	1,863
GS Mortgage Securities II, Ser 2005-GG4, Cl AABA
4.680%, 07/10/39	4,644	4,833
GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/39	3,547	3,751
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (B)	1,000	1,079
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.652%, 11/10/39 (B)(C)	13,651	307
GS Mortgage Securities II, Ser 2010-C2, Cl A2
5.162%, 12/10/43 (B)(C)	1,487	1,561
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (C)	1,925	1,965
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (B)(C)	5	5
GSMPS Mortgage Loan Trust, Ser 2006-RP2, Cl 1AF1
0.660%, 04/25/36 (B)(C)	2,016	1,723
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/34	719	732

16	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.762%, 06/25/35 (B)	$530	$486
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 2A3
5.500%, 06/25/35	314	316
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/37	125	119
Impac Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/51 (C)	4,699	4,689
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	794	814
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
0.611%, 08/25/36 (B)	1,868	1,733
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
5.876%, 11/25/37 (B)	1,706	1,407
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (B)	11,300	4,823
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (B)	851	858
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB3, Cl A3
6.465%, 11/15/35	1,144	1,163
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C1, Cl A3
5.376%, 07/12/37	951	989
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl A2
5.050%, 12/12/34	1,313	1,377
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (B)	403	420
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB4, Cl C
6.450%, 05/12/34 (B)	1,190	1,228
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB5, Cl A2
5.161%, 10/12/37	969	1,017
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-C1, Cl A1
4.275%, 01/12/37	869	888
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	392	403

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB7, Cl A4
4.879%, 01/12/38 (B)	$1,614	$1,707
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-PM1A, Cl A4
5.326%, 08/12/40 (B)	1,217	1,298
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CB9, Cl A2
5.108%, 06/12/41 (B)	933	938
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB13, Cl A4
5.280%, 01/12/43 (B)	1,956	2,093
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	632	655
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (B)	1,167	1,240
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP5, Cl A4
5.229%, 12/15/44 (B)	1,154	1,244
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A4
5.481%, 12/12/44 (B)	1,685	1,805
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.086%, 06/12/43 (B)	56,828	407
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/45	500	538
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	880	911
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	885	941
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl ASB
5.818%, 06/15/49 (B)	1,839	1,948
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A3
5.990%, 02/15/51 (B)	2,334	2,467
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (B)	3,057	3,317

17	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3S
5.317%, 01/15/49	$2,913	$2,963
JPMorgan Chase Commercial Mortgage Securities, Ser 2009-IWST, Cl A2
5.633%, 12/05/27 (C)	3,698	4,012
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (C)	3,543	3,654
JPMorgan Chase Commercial Mortgage Securities, Ser CNTR, Cl A2
4.311%, 08/05/32 (C)	3,502	3,384
JPMorgan Chase Commercial Mortgage Securities, Ser LN2, Cl A2
5.115%, 07/15/41	1,426	1,500
JPMorgan Commercial Mortgage Finance, Ser 2000-C10, Cl C
7.650%, 08/15/32 (B)	206	206
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
4.217%, 06/25/34 (B)	2,800	2,766
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
4.290%, 07/25/34 (B)	202	204
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
4.543%, 09/25/34 (B)	241	247
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.823%, 12/25/34 (B)	1,783	1,798
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A4
4.823%, 12/25/34 (B)	11,500	11,616
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.010%, 02/25/35 (B)	1,000	981
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 5A1
4.485%, 02/25/35 (B)	331	339
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.297%, 04/25/35 (B)	360	361
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 2A2
5.718%, 04/25/36 (B)	13,400	11,397
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.927%, 08/25/34 (B)	1,952	1,944
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.993%, 08/25/34 (B)	869	823
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 3A4
5.719%, 05/25/36 (B)	14,294	12,793
JPMorgan Re-REMIC, Ser 2009-6, Cl 4A1
5.991%, 09/26/36 (B)(C)	668	698

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Re-REMIC, Ser 2010-4, Cl 7A1
4.305%, 08/26/35 (B)(C)	$598	$603
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.940%, 07/15/44 (B)	844	896
LB Commercial Conduit Mortgage Trust, Ser C3, Cl A4
5.950%, 07/15/44 (B)	2,293	2,474
LB-UBS Commercial Mortgage Trust, Ser 2001-C2, Cl A2
6.653%, 11/15/27	117	118
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	778	810
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	501	512
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	8,528	8,903
LB-UBS Commercial Mortgage Trust, Ser 2002-C7, Cl A4
4.960%, 12/15/31	1,888	1,985
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (B)	2,494	2,660
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	853	885
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A4
4.742%, 02/15/30	863	911
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl A4
4.998%, 04/15/30	2,624	2,691
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.113%, 02/15/41 (B)(C)	26,584	270
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/31	350	376
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.883%, 06/15/38 (B)	450	496
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	272	281
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	420	447
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A3
5.933%, 07/15/40	3,363	3,554
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/45 (B)	850	917
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.098%, 04/15/41 (B)	1,615	1,790

18	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LVII Resecuritization Trust, Ser 2009-1, Cl A1
5.949%, 11/27/37 (B)(C)	$204	$210
LVII Resecuritization Trust, Ser 2009-2, Cl A4
3.000%, 09/27/37 (B)(C)	1,000	1,000
LVII Resecuritization Trust, Ser 2009-2, Cl A3
2.898%, 09/27/37 (B)(C)	762	760
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.900%, 11/21/34 (B)	726	730
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.900%, 11/21/34 (B)	11,650	11,250
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.900%, 11/21/34 (B)	1,585	1,544
Master Adjustable Rate Mortgages Trust, Ser 2007-3, Cl 12A1
0.462%, 05/25/47 (B)	15,615	9,176
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/34	2,010	2,128
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (C)	3,415	3,316
Master Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.610%, 05/25/35 (B)(C)	662	548
Master Reperforming Loan Trust, Ser 2006-1, Cl 1A1F
0.620%, 07/25/35 (B)(C)	1,492	1,239
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
8.893%, 05/28/35 (C)	435	278
MASTR Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/33	562	565
MASTR Alternative Loans Trust, Ser 2006-3, Cl AA3
6.250%, 07/25/36	802	622
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/18	150	153
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/33	557	560
MASTR Asset Securitization Trust, Ser 2004-10, Cl SA1
0.660%, 11/25/34 (B)	33	33
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.866%, 07/25/33 (B)	235	241
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.280%, 02/25/34 (B)	3,095	3,052
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 2A1
2.659%, 02/25/34 (B)	218	217

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Investors, Ser 2004-A4, Cl A2
2.787%, 08/25/34 (B)	$432	$435
Merrill Lynch Mortgage Trust, Ser 2003-KEY1, Cl A4
5.236%, 11/12/35 (B)	100	107
Merrill Lynch Mortgage Trust, Ser 2004-KEY2, Cl A4
4.864%, 08/12/39 (B)	2,768	2,909
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (B)	1,069	1,080
Merrill Lynch Mortgage Trust, Ser 2005-CKI1, Cl A6
5.241%, 11/12/37 (B)	1,507	1,620
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.331%, 01/12/44 (B)	480	486
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
2.177%, 02/25/36 (B)	443	382
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.656%, 05/12/39 (B)	505	554
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/49 (B)	16,900	17,958
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/51 (B)	3,760	3,948
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-7, Cl A4
5.744%, 06/12/50 (B)	3,595	3,824
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-8, Cl A3
5.965%, 08/12/49 (B)	50	54
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.713%, 04/25/29 (B)	394	369
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.214%, 05/25/29 (B)	556	563
MLCC Mortgage Investors, Ser 2004-D, Cl A2
0.894%, 08/25/29 (B)	495	471
MLCC Mortgage Investors, Ser 2005-1, Cl 2A2
2.340%, 04/25/35 (B)	1	1
MLCC Mortgage Investors, Ser 2005-1, Cl 2A1
2.340%, 04/25/35 (B)	75	71
Morgan Stanley Capital I, Ser 2003-IQ6, Cl A
4.970%, 12/15/41	1,720	1,832
Morgan Stanley Capital I, Ser 2003-T11, Cl A4
5.150%, 06/13/41	2,073	2,202

19	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2004-HQ3, Cl A4
4.800%, 01/13/41	$1,923	$2,028
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A4
4.900%, 06/15/40	2,536	2,600
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	457	475
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	10,290	10,986
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.181%, 11/14/42 (B)	418	437
Morgan Stanley Capital I, Ser 2005-T17, Cl A4
4.520%, 12/13/41	178	180
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/47	6,030	6,403
Morgan Stanley Capital I, Ser 2006-HQ8, Cl AM
5.436%, 03/12/44 (B)	902	960
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A4
5.731%, 07/12/44 (B)	4,155	4,525
Morgan Stanley Capital I, Ser 2006-IQ12, Cl ANM
5.310%, 12/15/43	2,188	2,210
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (B)	11,485	12,332
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A1
5.357%, 12/15/44	830	859
Morgan Stanley Capital I, Ser 2007-IQ14, Cl AAB
5.654%, 04/15/49 (B)	581	615
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.650%, 06/11/42 (B)	300	327
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	1,360	1,369
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl B
6.640%, 04/15/34	680	710
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	721	754
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	1,667	1,752
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.653%, 04/25/34 (B)	849	902
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.371%, 02/25/47 (B)	353	314

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Re-REMIC Trust, Ser 2009-IO, Cl A1
3.000%, 07/17/56	$584	$586
Morgan Stanley Re-REMIC Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/40 (C)	1,300	1,382
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
0.614%, 12/07/20 (B)	296	297
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	9,156	8,904
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl A2
2.900%, 10/29/20	190	185
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.635%, 11/06/17 (B)	6,107	6,111
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.735%, 11/05/20 (B)	3,165	3,151
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.823%, 12/08/20 (B)	976	981
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/20	555	537
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.713%, 10/07/20 (B)	13,372	13,393
New York Mortgage Trust, Ser 2006-1, Cl 2A2
4.846%, 05/25/36 (B)	761	759
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.265%, 03/15/30 (B)	2,754	3,007
PNC Mortgage Acceptance, Ser 2001-C1, Cl A2
6.360%, 03/12/34	117	117
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/34	358	377
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
17.191%, 02/25/34	127	92
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/35 (C)	2,759	2,439
Prudential Mortgage Capital Funding LLC, Ser 2001-ROCK, Cl B
6.760%, 05/10/34	867	870
RBSSP Resecuritization Trust, Ser 2010-12, Cl 8A1
4.000%, 06/27/21 (C)	984	996
RBSSP Resecuritization Trust, Ser 2010-4, Cl 12A1
4.500%, 03/26/21 (C)	787	790
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/37 (B)(C)	1,000	993

20	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/33	$601	$591
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/18	484	500
Residential Accredit Loans, Ser 2003-QS19, Cl A1
5.750%, 10/25/33	514	537
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/34	1,442	1,259
Residential Accredit Loans, Ser 2005-QO2, Cl A1
1.683%, 09/25/45 (B)	1,062	692
Residential Accredit Loans, Ser 2006-QO8, Cl 1A1A
0.352%, 10/25/46 (B)	933	924
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	908	920
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/31	1,526	1,521
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/33	586	596
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.789%, 12/25/34 (B)	1,777	1,783
Residential Funding Mortgage Securities I, Ser 2003-S4, Cl A4
5.750%, 03/25/33	642	678
Salomon Brothers Mortgage Securities VII, Ser 2000-C2, Cl C
7.727%, 07/18/33 (B)	233	234
Salomon Brothers Mortgage Securities VII, Ser 2001-C2, Cl A3
6.499%, 11/13/36	1,804	1,835
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	195	199
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.200%, 09/25/33 (B)	890	907
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
0.780%, 01/20/35 (B)	915	794
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (B)	861	880
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/41 (B)	865	848
Station Place Securitization Trust, Ser 2010-1, Cl A
1.263%, 12/20/42 (B)	1,500	1,500

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.582%, 10/25/35 (B)	$5,076	$3,487
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.461%, 10/25/36 (B)	6,117	4,037
Structured Asset Securities, Ser 2003-16, Cl A3
0.762%, 06/25/33 (B)	1,003	967
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.702%, 10/25/33 (B)	10,593	10,207
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.172%, 11/25/33 (B)	269	275
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/33	989	1,006
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.006%, 12/25/33 (B)	372	385
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/33	1,000	996
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.580%, 09/25/43 (B)	207	193
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
6.180%, 09/25/37 (B)	58	59
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
6.047%, 08/15/39 (B)	2,500	2,719
US Bank National Mortgage Association, Ser 2007-1, Cl A
5.920%, 05/25/12	3,851	4,068
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	2,690	3,062
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	382	396
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (C)	272	274
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	870	882
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.263%, 06/15/45	96,067	237
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.625%, 10/25/33 (B)	609	612

21	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
2.701%, 06/25/33 (B)	$586	$583
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.669%, 08/25/33 (B)	525	525
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.716%, 08/25/33 (B)	315	320
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 2A
2.779%, 09/25/33 (B)	371	375
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.710%, 09/25/33 (B)	1,121	1,112
WaMu Mortgage Pass-Through Certificates, Ser 2003-S11, Cl 2A5
16.335%, 11/25/33 (B)	615	646
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/18	476	492
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/33	2,202	2,205
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.704%, 06/25/34 (B)	300	295
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	684	717
WaMu Mortgage Pass-Through Certificates, Ser 2004-S1, Cl 1A3
0.660%, 03/25/34 (B)	281	282
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/34	721	720
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.393%, 01/25/46 (B)	3,191	860
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
3.071%, 10/25/46 (B)	1,485	1,118
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
5.472%, 11/25/36 (B)	458	363

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
3.071%, 12/25/46 (B)	$668	$515
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR7, Cl 2A
1.303%, 07/25/46 (B)	1,178	805
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 1A1
5.484%, 02/25/37 (B)	6,035	4,430
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA5, Cl 1A
1.073%, 06/25/47 (B)	12,110	8,305
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA6, Cl 1A
1.133%, 07/25/47 (B)	12,448	8,063
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
2.521%, 01/25/33 (B)	358	346
WaMu Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	393	400
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.743%, 06/25/33 (B)	147	166
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.551%, 10/25/45 (B)	3,845	3,229
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.542%, 11/25/45 (B)	5,965	4,723
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR16, Cl 1A4A
2.593%, 12/25/35 (B)	13,585	11,244
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.550%, 12/25/45 (B)	5,689	4,540
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 2A1B
3.071%, 11/25/46 (B)	1,967	642
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A1B
1.163%, 11/25/46 (B)	1,722	414
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A
1.163%, 11/25/46 (B)	2,986	2,126

22	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
1.133%, 12/25/46 (B)	$600	$200
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR4, Cl DA
1.293%, 06/25/46 (B)	1,266	654
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR7, Cl A1B
1.243%, 09/25/46 (B)	1,004	62
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/35	786	122
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2007-OA5, Cl A1B
1.163%, 05/25/47 (B)	138	42
Washington Mutual Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
4.243%, 06/25/34 (B)	392	386
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/33	218	221
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS8, Cl 1P, PO
4.295%, 05/25/33	304	257
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS9, Cl 2P, PO
6.980%, 04/25/33	529	396
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/18	1,771	1,823
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-C, Cl A6
2.784%, 02/25/33 (B)	692	704
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-J, Cl 2A5
4.433%, 10/25/33 (B)	228	232
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-K, Cl 1A1
4.462%, 11/25/33 (B)	1,068	1,076
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-B, Cl A1
4.908%, 02/25/34 (B)	730	759
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/34 (B)	191	197

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage Backed Securities Trust, Ser 2004-E, Cl A8
4.849%, 05/25/34 (B)	$779	$787
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 3A2
2.960%, 12/25/34 (B)	425	432
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.855%, 12/25/34 (B)	913	894
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.960%, 12/25/34 (B)	283	283
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-I, Cl 1A1
2.895%, 07/25/34 (B)	881	920
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-L, Cl A6
4.795%, 07/25/34 (B)	60	60
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-O, Cl A1
4.858%, 08/25/34 (B)	495	506
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-P, Cl 2A1
2.911%, 09/25/34 (B)	597	604
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-V, Cl 1A2
2.850%, 10/25/34 (B)	639	643
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-V, Cl 1A1
2.850%, 10/25/34 (B)	798	795
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/20	432	445
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-13, Cl A1
5.000%, 11/25/20	464	484
Wells Fargo Mortgage Backed Securities Trust, Ser 2005- AR14, Cl A1
5.358%, 08/25/35 (B)	740	725
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.867%, 06/25/35 (B)	1,126	1,120
Wells Fargo Mortgage Backed Securities Trust, Ser 2006- AR18, Cl 1A1
5.703%, 11/25/36 (B)	898	872

23	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.855%, 12/25/34 (B)	$609	$620
World Bank DN
0.200%, 04/19/11 (A)	14,530	14,528

		787,792

Total Mortgage-Backed Securities (Cost $3,001,557) ($ Thousands)		3,046,581

CORPORATE OBLIGATIONS — 25.9%

Consumer Discretionary — 1.7%
American Airlines, Ser 2011-1 Cl A Pass-Through Trust
5.250%, 01/31/21	113	112
British Sky Broadcasting Group
9.500%, 11/15/18 (C)	1,990	2,652
CBS
8.875%, 05/15/19	125	158
7.875%, 07/30/30 (D)	160	187
5.750%, 04/15/20 (D)	92	98
Comcast
6.500%, 01/15/15	3,635	4,106
6.500%, 01/15/17	7,185	8,206
5.650%, 06/15/35	230	220
5.150%, 03/01/20	420	438
4.950%, 06/15/16	4,125	4,406
Comcast Cable Communications
8.375%, 03/15/13	3,542	4,017
Continental Airlines
5.983%, 04/19/22	3,159	3,293
Continental Airlines, Ser 1999-1 Cl A Pass-Through Trust
6.545%, 02/02/19	138	146
Continental Airlines, Ser 1999-2 Cl C-2 Pass-Through Trust
7.256%, 03/15/20	1,242	1,354
6.236%, 03/15/20	2,014	2,055
Continental Airlines, Ser 2000-1 Cl A-1 Pass-Through Trust
8.048%, 11/01/20	2,400	2,640
CVS
5.789%, 01/10/26 (C)	1,882	1,945
CVS Lease Pass-Through
6.036%, 12/10/28 (C)	3,767	3,918
5.880%, 01/10/28 (C)	171	177
DaimlerChrysler
7.300%, 01/15/12	2,515	2,655
6.500%, 11/15/13 (D)	460	518
Delta Air Lines, Ser 2001-1 Cl A-2 Pass-Through Trust, Ser 2001- 1, Cl A-2
7.111%, 09/18/11 (D)	14,850	15,303
Delta Air Lines 2007-1 Cl A Pass-Through Trust
6.821%, 08/10/22 (D)	1,947	2,054
Delta Air Lines, Ser 2010-2 Cl A Pass-Through Trust
4.950%, 05/23/19	280	285
Historic TW
9.150%, 02/01/23	500	651

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.688%, 08/15/16 (B)	$4,951	$4,567
Johnson Controls
4.250%, 03/01/21	265	264
Kohl’s
6.250%, 12/15/17	255	293
Lowe’s MTN
7.110%, 05/15/37	400	475
McDonald’s MTN
5.350%, 03/01/18 (D)	2,350	2,627
NBC Universal
5.950%, 04/01/41 (C)(D)	1,891	1,862
4.375%, 04/01/21 (C)	1,461	1,406
Newell Rubbermaid
4.700%, 08/15/20	176	175
Northwest Airlines, Ser 2001-1 Cl A-2 Pass-Through Trust, Ser 1A-2
6.841%, 04/01/11	4,500	4,522
Staples
9.750%, 01/15/14	305	368
Target
7.000%, 01/15/38	135	164
4.000%, 06/15/13	355	379
Thomson Reuters
5.950%, 07/15/13 (D)	1,405	1,554
4.700%, 10/15/19	250	263
Time Warner
7.625%, 04/15/31	4,830	5,708
4.700%, 01/15/21	890	895
Time Warner Cable
8.750%, 02/14/19 (D)	3,320	4,196
8.250%, 04/01/19	3,235	3,984
7.300%, 07/01/38	400	451
6.750%, 07/01/18 (D)	120	138
6.550%, 05/01/37	3,426	3,557
5.875%, 11/15/40 (D)	2,320	2,203
5.850%, 05/01/17	1,230	1,354
4.125%, 02/15/21 (D)	470	441
Time Warner Entertainment
8.375%, 07/15/33	100	124
United Business Media
5.750%, 11/03/20 (C)	1,070	1,020
Viacom
6.250%, 04/30/16	200	229
Volkswagen International Finance
1.625%, 08/12/13 (C)	100	101
Wal-Mart Stores
5.800%, 02/15/18	1,990	2,276
5.000%, 10/25/40	1,880	1,777

		108,967

Consumer Staples — 0.9%
Altria Group
10.200%, 02/06/39	1,380	1,952
9.250%, 08/06/19	2,300	2,987

24	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (C)	$7,700	$9,546
7.200%, 01/15/14 (C)	100	114
5.375%, 11/15/14 (C)	5,635	6,226
5.375%, 01/15/20 (D)	3,150	3,414
5.000%, 04/15/20	910	961
4.125%, 01/15/15	3,830	4,070
Bunge Finance
8.500%, 06/15/19 (D)	350	416
5.900%, 04/01/17	107	110
Cencosud
5.500%, 01/20/21 (C)	1,700	1,652
CVS Caremark
6.600%, 03/15/19	180	209
6.125%, 09/15/39	140	145
Diageo Capital
4.828%, 07/15/20	300	313
Diageo Finance BV
5.500%, 04/01/13	1,770	1,921
Dr Pepper Snapple Group
2.900%, 01/15/16	170	169
2.350%, 12/21/12	2,735	2,793
GlaxoSmithKline Capital
4.375%, 04/15/14 (D)	200	215
Kraft Foods
6.750%, 02/19/14	200	227
6.500%, 08/11/17	100	115
6.500%, 02/09/40	4,130	4,448
6.125%, 08/23/18 (D)	700	787
5.375%, 02/10/20	4,285	4,558
Kroger
7.500%, 04/01/31	110	131
5.400%, 07/15/40	45	43
PepsiCo
7.900%, 11/01/18	339	431
5.500%, 01/15/40	525	548
Reynolds American
7.250%, 06/01/12	2,090	2,230
SABMiller
5.500%, 08/15/13 (C)	320	350
Safeway
6.350%, 08/15/17 (D)	2,726	3,041
Woolworths
4.000%, 09/22/20 (C)	485	473

		54,595

Energy — 2.1%
Alberta Energy
7.375%, 11/01/31	200	238
Anadarko Finance
7.500%, 05/01/31	73	81
Anadarko Petroleum
8.700%, 03/15/19 (D)	150	185
7.625%, 03/15/14	450	515
6.950%, 06/15/19	90	102
6.375%, 09/15/17	2,267	2,527
6.200%, 03/15/40	2,305	2,256
5.950%, 09/15/16 (D)	6,390	7,008
ANR Pipeline
9.625%, 11/01/21	100	138
Apache
6.000%, 09/15/13	3,300	3,665
5.625%, 01/15/17	390	438

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Baker Hughes
7.500%, 11/15/18	$2,290	$2,858
BG Energy Capital
2.500%, 12/09/15 (C)	1,990	1,957
BP Capital Markets
3.125%, 03/10/12	630	644
CenterPoint Energy Resources
4.500%, 01/15/21 (C)	146	144
CNOOC Finance 2011
5.750%, 01/26/41 (C)	1,130	1,145
4.250%, 01/26/21 (C)	2,550	2,491
Conoco Funding
7.250%, 10/15/31	885	1,090
6.950%, 04/15/29	1,325	1,598
ConocoPhillips
6.000%, 01/15/20 (D)	460	528
5.900%, 10/15/32	10	11
5.900%, 05/15/38	700	750
El Paso
6.950%, 06/01/28	2,250	2,173
El Paso Pipeline Partners Operating LLC
7.500%, 11/15/40	1,065	1,204
Encana
6.500%, 05/15/19 (D)	565	664
Energy Transfer Partners
9.000%, 04/15/19	1,515	1,931
6.700%, 07/01/18	2,340	2,668
ENI
5.700%, 10/01/40 (C)	900	839
Enterprise Products Operating LLC
9.750%, 01/31/14	3,610	4,350
EOG Resources
4.100%, 02/01/21	300	290
Gazprom Via Gaz Capital
6.212%, 11/22/16 (C)	427	456
Halliburton
6.150%, 09/15/19	300	344
Hess
8.125%, 02/15/19	3,810	4,785
7.300%, 08/15/31	955	1,120
Husky Energy
7.250%, 12/15/19	1,619	1,924
5.900%, 06/15/14	1,625	1,802
Kerr-McGee
6.950%, 07/01/24	2,775	3,112
Kinder Morgan Energy Partners
7.125%, 03/15/12	1,280	1,355
6.375%, 03/01/41	2,595	2,611
6.000%, 02/01/17	610	675
5.000%, 12/15/13	1,190	1,293
Marathon Petroleum
6.500%, 03/01/41	2,595	2,629
Occidental Petroleum
7.000%, 11/01/13	4,440	5,114
4.100%, 02/01/21	1,041	1,030
Panhandle Eastern Pipeline
8.125%, 06/01/19	1,086	1,280

25	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pemex Project Funding Master Trust
6.625%, 06/15/35	$5,602	$5,584
0.903%, 12/03/12 (B)(C)	201	200
Petrobras International Finance
6.125%, 10/06/16	1,300	1,435
5.750%, 01/20/20	1,127	1,169
5.375%, 01/27/21	5,960	5,983
Petro-Canada
6.800%, 05/15/38	3,850	4,322
6.050%, 05/15/18	260	295
Rockies Express Pipeline LLC
3.900%, 04/15/15 (C)	3,535	3,516
Schlumberger
4.200%, 01/15/21	2,550	2,561
Shell International Finance BV
6.375%, 12/15/38	2,790	3,194
4.375%, 03/25/20	80	83
4.300%, 09/22/19	1,000	1,034
3.100%, 06/28/15 (D)	165	170
Spectra Energy Capital LLC
8.000%, 10/01/19 (D)	702	849
Statoil
3.125%, 08/17/17 (D)	200	199
Suncor Energy
6.500%, 06/15/38	345	373
Talisman Energy
7.750%, 06/01/19	390	478
Tosco
8.125%, 02/15/30	100	129
7.800%, 01/01/27	210	261
Total Capital
4.125%, 01/28/21	74	73
3.000%, 06/24/15	2,460	2,502
2.300%, 03/15/16	300	292
1.625%, 01/28/14	3,055	3,062
TransCanada PipeLines
7.125%, 01/15/19 (D)	200	242
6.500%, 08/15/18	425	496
Transocean
6.500%, 11/15/20 (D)	485	534
4.950%, 11/15/15	4,820	5,100
Union Pacific Resources Group
7.150%, 05/15/28	150	158
Valero Energy
9.375%, 03/15/19	2,425	3,090
Williams
8.750%, 03/15/32 (D)	3,026	3,926
7.875%, 09/01/21	2,862	3,577
7.750%, 06/15/31	548	652
Williams Partners
5.250%, 03/15/20	590	614
Williams, Ser A
7.500%, 01/15/31	15	18

		130,189

Financials — 14.5%
ACE INA Holdings
5.600%, 05/15/15	380	420
Achmea Hypotheekbank
3.200%, 11/03/14 (C)	7,385	7,629
Aegon, Ser CMS
3.535%, 07/29/49 (B)	2,180	1,451

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AEP Texas Central Transition Funding LLC
5.090%, 07/01/15	$8,975	$9,883
4.980%, 07/01/13	3,991	4,195
Aflac
6.450%, 08/15/40	92	95
Allstate
7.450%, 05/16/19	4,580	5,508
5.000%, 08/15/14	300	328
Ally Financial
2.496%, 12/01/14 (B)(D)	4,579	4,500
1.750%, 10/30/12	3,960	4,034
American Express MTN
7.250%, 05/20/14	360	412
7.000%, 03/19/18 (D)	500	587
5.875%, 05/02/13	2,100	2,277
American Express Credit MTN
7.300%, 08/20/13	500	563
5.125%, 08/25/14	10,465	11,311
2.750%, 09/15/15 (D)	1,635	1,608
American General Finance MTN
6.900%, 12/15/17	700	628
American Honda Finance MTN
3.875%, 09/21/20 (C)	2,840	2,755
2.375%, 03/18/13 (C)	150	152
American International Group
6.400%, 12/15/20	3,773	4,091
6.250%, 03/15/37	5,000	4,575
ANZ National International
2.375%, 12/21/12 (C)	190	193
AON
6.250%, 09/30/40	79	82
3.500%, 09/30/15	46	46
ASIF Global Financing XIX
4.900%, 01/17/13 (C)	1,193	1,253
Associates Corp of North America
6.950%, 11/01/18	450	507
Australia & New Zealand Banking Group
4.875%, 01/12/21 (C)	137	139
3.700%, 01/13/15 (C)	4,000	4,140
3.250%, 03/01/16 (C)	200	200
0.587%, 10/29/49 (B)	1,400	868
BA Covered Bond Issuer
5.500%, 06/14/12 (C)	1,500	1,571
BAC Capital Trust XIV
5.630%, 03/15/12 (B)	180	134
BAC Capital Trust XV
1.096%, 06/01/56 (B)	9,235	6,286
Bank of America
7.375%, 05/15/14	6,060	6,900
6.500%, 08/01/16 (D)	8,755	9,823
6.100%, 06/15/17	2,000	2,147
6.000%, 09/01/17	2,630	2,837
5.875%, 01/05/21 (D)	1,300	1,380
5.750%, 12/01/17	2,640	2,822
5.650%, 05/01/18 (D)	240	254
5.625%, 10/14/16	350	377
5.625%, 07/01/20	5,790	6,023
5.420%, 03/15/17	5,030	5,153
4.500%, 04/01/15	6,790	7,092
3.700%, 09/01/15 (D)	2,240	2,263

26	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of Montreal
2.850%, 06/09/15 (C)	$2,720	$2,759
Bank of New York Mellon MTN
4.600%, 01/15/20 (D)	160	167
3.100%, 01/15/15	125	129
2.950%, 06/18/15 (D)	500	510
Bank of Nova Scotia
3.400%, 01/22/15	328	339
2.375%, 12/17/13	150	153
1.650%, 10/29/15 (C)(D)	355	339
1.450%, 07/26/13 (C)	3,980	3,990
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (C)	1,107	1,152
Barclays Bank
6.050%, 12/04/17 (C)	2,490	2,578
5.200%, 07/10/14	350	378
5.140%, 10/14/20	2,600	2,468
5.125%, 01/08/20 (D)	4,330	4,423
5.000%, 09/22/16	4,800	5,095
2.500%, 01/23/13 (D)	500	508
2.500%, 09/21/15 (C)(D)	5,120	5,021
0.625%, 08/07/49 (B)	380	228
Barnett Capital III
0.929%, 02/01/27 (B)	600	445
BB&T
6.850%, 04/30/19 (D)	115	133
4.900%, 06/30/17 (D)	400	416
3.950%, 04/29/16	555	575
3.850%, 07/27/12	150	156
3.375%, 09/25/13 (D)	620	648
Bear Stearns
7.250%, 02/01/18	2,930	3,452
6.400%, 10/02/17	3,910	4,444
4.650%, 07/02/18	3,000	3,094
Berkshire Hathaway
3.200%, 02/11/15	1,640	1,694
Berkshire Hathaway Finance
5.400%, 05/15/18	6,260	6,931
2.450%, 12/15/15	187	186
BlackRock
6.250%, 09/15/17	570	651
Blackstone Holdings Finance LLC
5.875%, 03/15/21 (C)	1,180	1,159
BNP Paribas Home Loan Covered Bonds
2.200%, 11/02/15 (C)	5,145	4,933
Boeing Capital
4.700%, 10/27/19	920	971
BP Capital Markets
5.250%, 11/07/13	3,230	3,507
3.875%, 03/10/15 (D)	630	660
3.625%, 05/08/14 (D)	100	105
Branch Banking & Trust
5.625%, 09/15/16	325	358
Canadian Imperial Bank of Commerce
2.750%, 01/27/16 (C)	6,545	6,540
2.600%, 07/02/15 (C)(D)	1,000	1,004
2.000%, 02/04/13 (C)	3,200	3,257
Capital One Bank USA
8.800%, 07/15/19	2,615	3,303

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital One Financial
7.375%, 05/23/14	$450	$519
6.750%, 09/15/17	590	682
Caterpillar Financial Services MTN
7.150%, 02/15/19	250	306
6.200%, 09/30/13	5,640	6,324
5.850%, 09/01/17 (D)	580	664
CDP Financial
3.000%, 11/25/14 (C)	6,800	6,926
Cedar Brakes I LLC
8.500%, 02/15/14 (C)	722	741
Charles Schwab
4.950%, 06/01/14	100	109
Chase Capital VI
0.929%, 08/01/28 (B)	2,000	1,630
Citigroup
8.500%, 05/22/19 (D)	600	744
8.125%, 07/15/39 (D)	400	507
6.875%, 03/05/38	3,848	4,240
6.500%, 08/19/13	2,370	2,614
6.375%, 08/12/14	4,971	5,546
6.125%, 05/15/18	390	428
6.010%, 01/15/15	1,000	1,097
6.000%, 12/13/13	3,920	4,287
6.000%, 08/15/17	4,270	4,679
5.875%, 02/22/33	1,975	1,869
5.500%, 04/11/13	1,758	1,885
5.500%, 02/15/17	11,465	12,077
5.375%, 08/09/20	865	897
5.300%, 01/07/16	1,488	1,586
5.000%, 09/15/14	2,890	3,039
4.750%, 05/19/15	2,850	3,008
4.587%, 12/15/15	114	119
0.862%, 08/25/36 (B)	2,839	2,039
Citigroup Capital III
7.625%, 12/01/36	2,000	2,073
Citigroup Funding MTN
1.875%, 10/22/12	5,355	5,464
0.634%, 04/30/12 (B)(D)	4,900	4,921
CME Group
5.750%, 02/15/14 (D)	177	197
CNA Financial
6.500%, 08/15/16	425	468
5.875%, 08/15/20 (D)	274	285
5.850%, 12/15/14 (D)	200	216
5.750%, 08/15/21	1,635	1,678
Comerica
3.000%, 09/16/15 (D)	145	144
Commonwealth Bank of Australia MTN
5.000%, 10/15/19 (C)	900	935
3.750%, 10/15/14 (C)	2,110	2,199
CommonWealth REIT ‡
6.650%, 01/15/18	255	272
6.250%, 08/15/16	300	323
5.875%, 09/15/20	95	97
Cooperatieve Centrale Raiffeisen- Boerenleenbank
11.000%, 12/31/49 (B)(C)	2,823	3,670
4.500%, 01/11/21	300	301
3.200%, 03/11/15 (C)	700	712

27	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Corestates Capital I
8.000%, 12/15/26 (C)	$629	$661
Countrywide Financial MTN
6.250%, 05/15/16	1,430	1,532
5.800%, 06/07/12	4,283	4,516
Credit Agricole
8.375%, 12/31/49 (B)(C)	4,740	5,036
2.625%, 01/21/14 (C)	1,480	1,480
Credit Suisse NY MTN
6.000%, 02/15/18	9,425	10,064
5.500%, 05/01/14	125	137
5.300%, 08/13/19 (D)	600	632
5.000%, 05/15/13	4,189	4,490
3.450%, 07/02/12 (D)	300	310
Credit Suisse USA (D)
5.125%, 01/15/14	335	364
5.125%, 08/15/15	310	339
Depfa ACS Bank
5.125%, 03/16/37 (C)	1,760	1,154
Deutsche Bank MTN
4.875%, 05/20/13	2,260	2,408
3.875%, 08/18/14	295	309
2.375%, 01/11/13 (D)	2,500	2,542
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (B)(C)	4,789	4,358
Dexia Credit Local
2.750%, 04/29/14 (C)	13,575	13,502
DnB Boligkreditt
2.100%, 10/14/15 (C)(D)	12,627	12,122
Dresdner Funding Trust I
8.151%, 06/30/31 (C)	365	330
ERAC USA Finance LLC
2.250%, 01/10/14 (C)	250	250
ERP Operating ‡
5.750%, 06/15/17	500	550
5.125%, 03/15/16	1,000	1,079
Export-Import Bank of Korea
5.875%, 01/14/15	985	1,070
Farmers Exchange Capital (C)
7.200%, 07/15/48	2,519	2,408
7.050%, 07/15/28	1,063	1,063
Farmers Insurance Exchange
8.625%, 05/01/24 (C)	4,118	4,710
FIH Erhvervsbank
2.000%, 06/12/13 (C)	2,815	2,860
First Chicago NBD Institutional Capital I
0.854%, 02/01/27 (B)	3,750	3,060
First Industrial MTN
7.500%, 12/01/17	1,765	1,740
Fleet Capital Trust II
7.920%, 12/11/26	1,600	1,624
FMR LLC
6.450%, 11/15/39 (C)(D)	250	247

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Electric Capital MTN
6.875%, 01/10/39	$4,100	$4,643
6.375%, 11/15/67 (B)	6,495	6,649
6.150%, 08/07/37	3,880	4,009
6.000%, 08/07/19	920	1,017
5.900%, 05/13/14	5,010	5,569
5.875%, 01/14/38	5,680	5,699
5.625%, 09/15/17	800	877
5.625%, 05/01/18	6,775	7,379
5.500%, 01/08/20	480	512
5.400%, 02/15/17 (D)	1,800	1,959
5.375%, 10/20/16	1,300	1,424
5.300%, 02/11/21	148	152
4.625%, 01/07/21 (D)	3,030	3,013
2.250%, 11/09/15 (D)	180	174
0.691%, 05/05/26 (B)	4,345	3,686
0.562%, 09/15/14 (B)	6,550	6,452
0.443%, 03/20/14 (B)	2,000	1,948
0.423%, 04/10/12 (B)	500	500
Glitnir Banki (C)(E)
7.451%, 09/14/16	500	—
6.693%, 06/15/16	4,480	—
6.375%, 09/25/12	3,100	922
6.330%, 07/28/11	2,440	726
Goldman Sachs Capital II
5.793%, 12/29/49 (B)	15,810	13,597
Goldman Sachs Group
7.500%, 02/15/19 (D)	2,631	3,101
6.750%, 10/01/37	3,146	3,225
6.600%, 01/15/12	2,960	3,111
6.250%, 09/01/17	1,400	1,557
6.250%, 02/01/41	6,600	6,717
6.150%, 04/01/18 (D)	7,800	8,545
5.950%, 01/18/18 (D)	3,175	3,447
5.750%, 10/01/16	1,000	1,093
5.450%, 11/01/12	750	800
5.375%, 03/15/20	540	555
5.300%, 02/14/12	150	157
5.250%, 10/15/13	980	1,062
5.150%, 01/15/14 (D)	470	508
4.750%, 07/15/13	230	245
3.625%, 08/01/12	470	486
3.625%, 02/07/16	3,215	3,209
0.703%, 07/22/15 (B)(D)	1,000	971
HBOS MTN
6.750%, 05/21/18 (C)	5,100	4,847
HBOS Capital Funding
6.071%, 06/30/49 (B)(C)	1,920	1,718
HCP MTN ‡
6.750%, 02/01/41	1,885	2,034
6.700%, 01/30/18	4,478	5,024
6.000%, 01/30/17	6,000	6,520
5.650%, 12/15/13	2,850	3,114
5.375%, 02/01/21 (D)	2,650	2,709
3.750%, 02/01/16	1,830	1,847
Health Care REIT
4.950%, 01/15/21 ‡	4,910	4,799
Highwoods Properties
7.500%, 04/15/18 ‡	1,339	1,529
Hongkong & Shanghai Banking
0.500%, 07/22/49 (B)	195	120

28	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Bank
4.750%, 01/19/21 (C)	$2,735	$2,738
4.125%, 08/12/20 (C)	261	251
3.500%, 06/28/15 (C)	2,620	2,668
0.600%, 06/29/49 (B)	1,160	708
HSBC Bank USA NY
4.625%, 04/01/14 (D)	300	319
HSBC Finance
7.000%, 05/15/12	1,975	2,103
6.676%, 01/15/21 (C)(D)	7,240	7,574
6.375%, 11/27/12	365	394
5.500%, 01/19/16 (D)	600	654
4.750%, 07/15/13 (D)	166	177
0.553%, 01/15/14 (B)	500	488
HSBC Holdings
6.800%, 06/01/38	3,099	3,308
Hutchison Whampoa International
4.625%, 09/11/15 (C)	5,050	5,354
ILFC E-Capital Trust II
6.250%, 12/21/65 (B)(C)(D)	1,200	1,044
International Lease Finance
6.750%, 09/01/16 (C)	4,150	4,492
6.500%, 09/01/14 (C)	4,190	4,519
5.250%, 01/10/13	400	409
Intesa Sanpaolo
3.625%, 08/12/15 (C)	1,440	1,389
Itau Unibanco Holding MTN
6.200%, 04/15/20 (C)	2,785	2,809
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (C)	610	659
Jefferies Group
8.500%, 07/15/19	90	107
6.450%, 06/08/27	590	591
6.250%, 01/15/36	400	369
3.875%, 11/09/15	171	170
John Deere Capital MTN
5.750%, 09/10/18	300	339
JPMorgan Chase
6.000%, 01/15/18	400	445
5.750%, 01/02/13	810	868
5.150%, 10/01/15	240	259
5.125%, 09/15/14	136	147
4.250%, 10/15/20	2,040	1,967
3.700%, 01/20/15	370	383
3.450%, 03/01/16	4,475	4,495
JPMorgan Chase Bank
6.000%, 07/05/17	2,300	2,538
6.000%, 10/01/17	10,715	11,810
0.632%, 06/13/16 (B)	4,250	4,059
JPMorgan Chase Capital XIII
1.253%, 09/30/34 (B)	1,440	1,182
JPMorgan Chase Capital XXII
6.450%, 02/02/37	500	513
JPMorgan Chase Capital XXIII
1.313%, 05/15/47 (B)(D)	4,000	3,125
JPMorgan Chase Capital XXV
6.800%, 10/01/37	2,843	2,985

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kaupthing Bank (C)(E)
7.625%, 02/28/15	$8,130	$2,215
7.125%, 05/19/16	12,000	1
5.750%, 10/04/11	1,120	305
KeyBank
5.800%, 07/01/14	600	656
Kilroy Realty ‡
6.625%, 06/01/20	1,310	1,348
5.000%, 11/03/15	940	940
Landsbanki Islands
6.100%, 08/25/11 (C)(E)	6,520	652
Lazard Group
7.125%, 05/15/15	2,880	3,168
6.850%, 06/15/17	3,990	4,250
Lehman Brothers Holdings MTN (E)
6.750%, 12/28/17	10,370	1
6.500%, 07/19/17	4,040	2
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, 11/29/49 (E)	20,630	2
Liberty Mutual Group
7.500%, 08/15/36 (C)	1,781	1,830
Lloyds TSB Bank
6.500%, 09/14/20 (C)	1,333	1,286
6.375%, 01/21/21	4,380	4,532
5.800%, 01/13/20 (C)	480	478
4.375%, 01/12/15 (C)	160	161
M&T Bank
5.375%, 05/24/12	325	341
Macquarie Group
7.300%, 08/01/14 (C)	480	535
6.250%, 01/14/21	525	537
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (C)	5,425	7,302
MassMutual Global Funding II
3.625%, 07/16/12 (C)	300	310
2.875%, 04/21/14 (C)	122	126
2.300%, 09/28/15 (C)	100	97
MBNA Capital, Ser A
8.278%, 12/01/26	3,185	3,233
Merrill Lynch
7.430%, 09/01/22	4	4
6.875%, 04/25/18 (D)	980	1,104
6.400%, 08/28/17	1,250	1,375
6.150%, 04/25/13	210	227
5.700%, 05/02/17	600	624
MetLife
7.717%, 02/15/19	1,750	2,154
6.750%, 06/01/16	2,950	3,424
6.400%, 12/15/36	9,010	8,613
MetLife Capital Trust X
9.250%, 04/08/38 (C)	2,700	3,267
Metropolitan Life Global Funding I (C)
5.125%, 04/10/13	200	214
5.125%, 06/10/14	1,575	1,710
2.875%, 09/17/12	600	614
2.500%, 01/11/13	325	331
2.500%, 09/29/15	2,935	2,862

29	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Monumental Global Funding
5.500%, 04/22/13 (C)	$235	$250
Morgan Stanley MTN
7.300%, 05/13/19	6,430	7,327
6.625%, 04/01/18 (D)	5,190	5,737
6.250%, 08/28/17 (D)	550	601
6.000%, 05/13/14	5,135	5,619
5.950%, 12/28/17	1,788	1,909
5.750%, 01/25/21	3,025	3,109
5.625%, 09/23/19	1,190	1,222
5.550%, 04/27/17 (D)	514	544
5.450%, 01/09/17	250	264
5.300%, 03/01/13	400	426
4.750%, 04/01/14	2,270	2,373
4.200%, 11/20/14	1,836	1,906
3.450%, 11/02/15	1,345	1,328
0.753%, 10/18/16 (B)	9,200	8,583
0.654%, 06/20/12 (B)	7,510	7,549
National Australia Bank (C)
5.350%, 06/12/13	5,495	5,954
3.750%, 03/02/15 (D)	455	471
2.500%, 01/08/13	550	561
National Bank of Canada
1.650%, 01/30/14	3,886	3,890
National Capital Trust II
5.486%, 12/29/49 (B)(C)	3,207	3,205
National City
4.900%, 01/15/15	400	430
National City Bank
5.800%, 06/07/17	525	578
0.673%, 06/07/17 (B)	3,000	2,711
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	230	316
2.625%, 09/16/12	95	97
Nationwide Mutual Insurance
9.375%, 08/15/39 (D)	300	358
6.600%, 04/15/34 (C)	2,483	2,277
5.810%, 12/15/24 (B)(C)	3,900	3,688
NB Capital Trust IV
8.250%, 04/15/27	2,305	2,357
New York Life Global Funding (C)
4.650%, 05/09/13	300	321
3.000%, 05/04/15 (D)	5,380	5,461
Nomura Holdings (D)
6.700%, 03/04/20	629	678
5.000%, 03/04/15	130	136
4.125%, 01/19/16	250	249
Nordea Bank
4.875%, 01/14/21	1,435	1,446
3.700%, 11/13/14 (C)	3,905	4,053
1.750%, 10/04/13 (C)	200	199
Northern Trust
5.500%, 08/15/13	85	94
Pacific Life Global Funding MTN (C)
5.150%, 04/15/13	370	394
5.000%, 05/15/17	170	173
PNC Bank
6.000%, 12/07/17	250	279
PNC Funding
5.125%, 02/08/20 (D)	340	360

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Power Receivables Finance
6.290%, 01/01/12	$835	$843
6.290%, 01/01/12 (C)	264	264
PPF Funding
5.500%, 01/15/14 ‡(C)	5,000	5,244
Pricoa Global Funding I
5.450%, 06/11/14 (C)	300	327
Prime Property Funding II
5.600%, 06/15/11 (C)	3,380	3,406
Principal Life Global Funding I
6.250%, 02/15/12 (C)	600	622
5.050%, 03/15/15 (C)	750	789
Principal Life Income Funding Trusts MTN
5.100%, 04/15/14	600	645
Private Export Funding
4.375%, 03/15/19	4,660	4,958
Prudential Financial MTN
6.200%, 11/15/40	1,040	1,100
4.500%, 11/15/20	890	879
Prudential Holdings LLC
8.695%, 12/18/23 (C)	2,500	3,069
1.179%, 12/18/17 (B)(C)	3,725	3,451
Qatari Diar Finance QSC
5.000%, 07/21/20 (C)	2,670	2,616
Resona Preferred Global Securities Cayman
7.191%, 07/30/49 (B)(C)	3,240	3,307
Royal Bank of Canada
0.500%, 06/29/85 (B)	860	550
Royal Bank of Scotland
4.875%, 03/16/15	1,560	1,617
3.950%, 09/21/15	3,150	3,140
Royal Bank of Scotland Group MTN
7.640%, 09/29/17	1,000	768
6.400%, 10/21/19	4,020	4,115
Russian Agricultural Bank Via RSHB Capital
6.299%, 05/15/17 (C)	1,190	1,224
Santander US Debt Unipersonal
3.724%, 01/20/15 (C)	3,100	2,985
Security Benefit Life Insurance
8.750%, 05/15/16 (C)	5,200	5,213
Simon Property Group ‡
10.350%, 04/01/19 (D)	520	714
6.750%, 05/15/14	165	186
5.650%, 02/01/20	133	145
SLM MTN
8.450%, 06/15/18	550	605
Societe Generale (B)
0.344%, 11/29/49	860	527
Sparebanken 1 Boligkreditt
1.250%, 10/25/13 (C)	8,425	8,346
Stadshypotek
1.450%, 09/30/13 (C)(D)	5,729	5,763
State Street
4.956%, 03/15/18	2,230	2,289
4.300%, 05/30/14	60	65
Sumitomo Mitsui Banking
3.150%, 07/22/15 (C)	2,510	2,539
3.100%, 01/14/16	640	639

30	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SunTrust Capital VIII
6.100%, 12/15/36 (B)	$2,820	$2,697
SunTrust Preferred Capital I
5.853%, 12/15/11 (B)	2,643	2,062
Tanger Properties
6.125%, 06/01/20 ‡	1,410	1,526
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (C)	3,410	3,924
TNK-BP Finance
6.625%, 03/20/17 (C)	510	544
Toll Road Investors Partnership II
0.000%, 02/15/45 (A)(C)	7,095	1,034
Toronto-Dominion Bank
2.200%, 07/29/15 (C)	295	291
Toyota Motor Credit MTN
3.200%, 06/17/15	308	317
Travelers
5.900%, 06/02/19	145	161
Travelers Property Casualty
7.750%, 04/15/26	300	370
UBS MTN
5.875%, 12/20/17 (D)	520	569
4.875%, 08/04/20	600	606
3.875%, 01/15/15	1,690	1,735
2.250%, 08/12/13	250	253
2.250%, 01/28/14	1,940	1,932
UDR MTN
5.000%, 01/15/12 ‡	2,000	2,052
US Bancorp
2.875%, 11/20/14	415	426
2.450%, 07/27/15	2,345	2,322
2.000%, 06/14/13 (D)	300	305
Wachovia
5.750%, 06/15/17	690	769
5.500%, 05/01/13	600	651
5.250%, 08/01/14	650	701
0.644%, 10/28/15 (B)	3,760	3,629
Wachovia Bank
6.600%, 01/15/38	2,070	2,338
6.000%, 11/15/17	3,650	4,090
4.875%, 02/01/15	5,250	5,610
0.632%, 03/15/16 (B)	1,200	1,142
Wachovia Capital Trust III
5.800%, 12/31/49 (B)(D)	3,252	2,959
WCI Finance LLC
5.400%, 10/01/12 (C)	2,093	2,209
WEA Finance LLC (C)
7.500%, 06/02/14	1,455	1,663
7.125%, 04/15/18 (D)	5,378	6,242
6.750%, 09/02/19	136	156
Wells Fargo
5.625%, 12/11/17	350	388
5.171%, 06/15/16	1,400	1,430
5.000%, 11/15/14	1,145	1,238
3.750%, 10/01/14	1,830	1,927
Wells Fargo Capital X
5.950%, 12/15/36	1,630	1,609
Wells Fargo Capital XV
9.750%, 12/31/49 (B)	7,770	8,528

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Westpac Banking
4.875%, 11/19/19 (D)	$919	$958
3.000%, 12/09/15	2,390	2,380
2.250%, 11/19/12	720	735
Woodbourne Capital Trust I
1.205%, 04/08/49 (B)(C)	625	256
Woodbourne Capital Trust II
1.360%, 04/08/49 (B)(C)	625	256
Woodbourne Capital Trust III
1.360%, 04/08/49 (B)(C)	625	256
WR Berkley
5.375%, 09/15/20	1,210	1,225
ZFS Finance USA Trust II
6.450%, 12/15/65 (B)(C)	2,700	2,754

		912,670

Health Care — 0.8%
Abbott Laboratories
5.600%, 11/30/17	470	534
Allergan
3.375%, 09/15/20	3,845	3,615
Amgen
5.750%, 03/15/40	677	703
5.700%, 02/01/19	100	112
4.500%, 03/15/20	84	86
3.450%, 10/01/20	4,055	3,823
Boston Scientific
6.400%, 06/15/16	1,565	1,709
5.125%, 01/12/17	1,605	1,649
Coventry Health Care
5.950%, 03/15/17	2,680	2,782
GlaxoSmithKline Capital
5.650%, 05/15/18	1,800	2,032
HCA
5.750%, 03/15/14 (D)	5,548	5,687
Hospira
6.400%, 05/15/15	20	23
Humana
7.200%, 06/15/18 (D)	2,210	2,519
Life Technologies
3.500%, 01/15/16	3,690	3,683
McKesson
3.250%, 03/01/16	1,385	1,391
Medco Health Solutions
2.750%, 09/15/15 (D)	135	134
Medtronic
4.450%, 03/15/20	1,370	1,421
Merck
3.875%, 01/15/21	2,180	2,136
Pfizer
5.350%, 03/15/15	410	459
Pharmacia
6.500%, 12/01/18 (D)	430	500
Roche Holdings
6.000%, 03/01/19 (C)	2,310	2,639
Thermo Fisher Scientific
3.200%, 03/01/16	2,540	2,574
UnitedHealth Group
6.875%, 02/15/38	505	576
5.950%, 02/15/41	3,305	3,366
5.800%, 03/15/36	560	560
5.700%, 10/15/40	970	952
3.875%, 10/15/20	1,020	981

31	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WellPoint
5.875%, 06/15/17	$350	$395
Wyeth
5.950%, 04/01/37	3,610	3,902

		50,943

Industrials — 0.4%
Air 2 US
8.027%, 10/01/19 (C)	1,971	1,998
Allied Waste North America
6.875%, 06/01/17	605	658
Boeing
4.875%, 02/15/20	2,760	2,957
Browning-Ferris Industries
9.250%, 05/01/21	65	81
Burlington Northern Santa Fe LLC
7.290%, 06/01/36	200	236
5.750%, 05/01/40	2,161	2,252
4.700%, 10/01/19	375	394
Canadian National Railway
5.850%, 11/15/17	150	168
Cargill
7.350%, 03/06/19 (C)	400	483
CSX
7.375%, 02/01/19 (D)	460	558
6.300%, 03/15/12	110	116
General Electric
5.250%, 12/06/17 (D)	250	274
Koninklijke Philips Electronics
7.200%, 06/01/26	300	351
L-3 Communications
4.950%, 02/15/21	1,390	1,410
Lockheed Martin
5.720%, 06/01/40 (C)	405	414
Northrop Grumman
3.500%, 03/15/21	1,400	1,299
1.850%, 11/15/15	3,205	3,061
Pitney Bowes (D)
5.600%, 03/15/18	100	104
5.000%, 03/15/15	225	237
4.875%, 08/15/14	325	342
Raytheon
3.125%, 10/15/20	810	744
Ryder System MTN
3.600%, 03/01/16	132	131
Systems 2001 AT LLC
6.664%, 09/15/13 (C)	167	179
Tyco International Finance
8.500%, 01/15/19 (D)	170	220
Tyco International Group
6.000%, 11/15/13	1,735	1,932
Union Pacific
7.000%, 02/01/16	500	587
Union Pacific Railroad 2003 Pass-Through Trust
4.698%, 01/02/24	169	175
United Parcel Service
4.500%, 01/15/13	1,740	1,856
United Parcel Service of America
8.375%, 04/01/20	140	184
United Technologies
8.875%, 11/15/19	400	541
5.400%, 05/01/35	670	688

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Waste Management
7.125%, 12/15/17	$1,720	$2,002
4.750%, 06/30/20	299	307

		26,939

Information Technology — 0.3%
Adobe Systems
4.750%, 02/01/20	1,935	1,973
Arrow Electronics
6.875%, 07/01/13	100	109
6.875%, 06/01/18	270	293
6.000%, 04/01/20	225	232
5.125%, 03/01/21	1,360	1,341
3.375%, 11/01/15	40	39
BAE Systems Holdings
5.200%, 08/15/15 (C)	360	385
Cisco Systems
5.900%, 02/15/39	250	263
5.500%, 01/15/40	500	498
Dell
5.650%, 04/15/18 (D)	415	455
Hewlett-Packard
2.950%, 08/15/12	80	82
2.200%, 12/01/15	3,075	3,024
HP Enterprise Services LLC
7.450%, 10/15/29	500	630
International Business Machines
8.000%, 10/15/38	100	137
7.625%, 10/15/18	365	461
Intuit
5.750%, 03/15/17 (D)	255	281
Juniper Networks
5.950%, 03/15/41	1,035	1,035
4.600%, 03/15/21	430	429
3.100%, 03/15/16	605	604
Microsoft
5.300%, 02/08/41	5,025	5,063
4.500%, 10/01/40	61	55
1.625%, 09/25/15	405	393
National Semiconductor
6.600%, 06/15/17	300	331
Oracle
6.500%, 04/15/38 (D)	100	113
5.375%, 07/15/40 (C)	97	95
5.000%, 07/08/19	450	485
Xerox
8.250%, 05/15/14	320	374

		19,180

Materials — 0.6%
Alcoa
6.000%, 07/15/13	270	295
ArcelorMittal
6.750%, 03/01/41	1,720	1,706
5.500%, 03/01/21	2,580	2,563
Barrick Gold
6.950%, 04/01/19 (D)	1,760	2,100
BHP Billiton Finance USA
6.500%, 04/01/19 (D)	445	528

32	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dow Chemical
8.550%, 05/15/19	$3,482	$4,415
5.900%, 02/15/15	1,580	1,762
4.850%, 08/15/12	3,930	4,138
4.250%, 11/15/20	118	114
E.I. Du Pont de Nemours
4.900%, 01/15/41	125	118
1.950%, 01/15/16 (D)	162	156
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	3,005	3,336
Nacional del Cobre de Chile (C)
4.750%, 10/15/14	900	955
3.750%, 11/04/20	965	911
Potash Corp of Saskatchewan
6.500%, 05/15/19	250	290
4.875%, 03/30/20	10	10
PPG Industries
9.000%, 05/01/21	515	668
6.650%, 03/15/18	615	717
5.750%, 03/15/13	615	666
Praxair
5.200%, 03/15/17	215	237
4.375%, 03/31/14	250	267
Rio Tinto Finance USA
8.950%, 05/01/14 (D)	265	321
6.500%, 07/15/18	5,080	5,882
3.500%, 11/02/20	77	72
Stauffer Chemical (A)(G)
6.386%, 04/15/18	860	178
6.232%, 04/15/17	350	82
Union Carbide
7.750%, 10/01/96	200	208
Vale Overseas
8.250%, 01/17/34	365	445
6.875%, 11/21/36	2,958	3,177
6.875%, 11/10/39	1,816	1,959

		38,276

Sovereign — 0.8%
Chile Government International Bond
3.875%, 08/05/20	3,865	3,755
Japan Finance Organization for Municipalities
4.000%, 01/13/21	3,600	3,584
Kommunalbanken
1.750%, 10/05/15 (C)	1,945	1,883
Korea Development Bank
3.250%, 03/09/16 (D)	3,470	3,356
Poland Government International Bond
3.875%, 07/16/15	2,215	2,245
Province of Manitoba Canada
2.125%, 04/22/13	162	166
Province of Ontario Canada
4.400%, 04/14/20	340	354
3.150%, 12/15/17	3,510	3,483
2.950%, 02/05/15	850	879
Province of Quebec Canada MTN
6.350%, 01/30/26	270	320

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Qatar Government International Bond
4.000%, 01/20/15 (C)	$6,955	$7,129
Russian Federation
7.500%, 03/31/30 (H)	964	1,115
Svensk Exportkredit
3.250%, 09/16/14	4,484	4,691
1.750%, 10/20/15	5,600	5,423
United Mexican States MTN
7.500%, 04/08/33	218	263
6.375%, 01/16/13	350	383
6.050%, 01/11/40	2,106	2,148
5.625%, 01/15/17	84	93
5.125%, 01/15/20	3,456	3,620
United Mexican States, Ser A MTN
6.750%, 09/27/34	448	502

		45,392

Telecommunication Services — 1.9%
America Movil
5.625%, 11/15/17	1,450	1,582
5.000%, 10/16/19	3,020	3,106
5.000%, 03/30/20	740	763
American Tower
5.050%, 09/01/20	927	911
4.500%, 01/15/18	3,270	3,241
AT&T
8.000%, 11/15/31	43	55
6.700%, 11/15/13	500	566
6.550%, 02/15/39	3,870	4,124
6.300%, 01/15/38	8,590	8,919
5.600%, 05/15/18	400	442
5.500%, 02/01/18 (D)	150	165
5.350%, 09/01/40 (C)	1,431	1,312
5.100%, 09/15/14	2,410	2,652
4.850%, 02/15/14	500	542
BellSouth
6.550%, 06/15/34	200	210
4.750%, 11/15/12	190	202
BellSouth Telecommunications
6.300%, 12/15/15	225	242
British Telecommunications
8.875%, 12/15/30 (H)	1,095	1,518
5.950%, 01/15/18 (D)	1,711	1,899
Cellco Partnership
8.500%, 11/15/18	2,385	3,091
7.375%, 11/15/13	810	933
Comcast Cable Communications LLC
8.875%, 05/01/17	150	187
Comcast Cable Holdings LLC
10.125%, 04/15/22	190	262
COX Communications
5.450%, 12/15/14	1,105	1,220
Cox Enterprises
7.375%, 07/15/27 (C)	170	190
Deutsche Telekom International Finance (D)
6.000%, 07/08/19	600	678
5.750%, 03/23/16	2,175	2,423

33	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DIRECTV Holdings LLC
6.000%, 08/15/40	$3,000	$2,935
4.600%, 02/15/21 (D)	400	391
France Telecom
8.500%, 03/01/31	170	231
Frontier Communications
8.500%, 04/15/20	905	1,005
8.250%, 04/15/17	1,750	1,934
8.125%, 10/01/18	470	522
GTE
8.750%, 11/01/21	600	778
6.840%, 04/15/18 (D)	800	934
NBC Universal
2.875%, 04/01/16 (C)	2,779	2,684
New Cingular Wireless Services
8.125%, 05/01/12	1,255	1,360
News America
7.300%, 04/30/28	500	556
6.650%, 11/15/37	260	279
6.200%, 12/15/34	315	325
6.150%, 03/01/37	3,365	3,409
6.150%, 02/15/41	2,575	2,617
News America Holdings
8.875%, 04/26/23	200	257
7.700%, 10/30/25	200	238
Qwest
7.875%, 09/01/11	1,560	1,609
7.500%, 10/01/14	1,730	1,981
Reed Elsevier Capital
8.625%, 01/15/19	2,310	2,932
Rogers Communications
6.375%, 03/01/14	2,990	3,369
Sprint Capital
8.750%, 03/15/32	390	406
8.375%, 03/15/12	5,300	5,651
6.900%, 05/01/19	120	121
TCI Communications
8.750%, 08/01/15	701	855
7.125%, 02/15/28	400	449
Telecom Italia Capital
6.999%, 06/04/18	500	537
6.175%, 06/18/14 (D)	100	106
4.950%, 09/30/14	4,900	5,035
Telefonica Emisiones
5.984%, 06/20/11	2,080	2,112
Telefonica Emisiones SAU
6.221%, 07/03/17 (D)	895	975
5.877%, 07/15/19	115	121
5.462%, 02/16/21	3,079	3,126
5.134%, 04/27/20	960	956
3.992%, 02/16/16	3,000	3,011
2.582%, 04/26/13	3,930	3,958
Telefonica Moviles Chile
2.875%, 11/09/15 (C)	1,480	1,413
Telemar Norte Leste
5.500%, 10/23/20 (C)	3,415	3,292
Verizon Communications
8.750%, 11/01/18 (D)	194	250
6.250%, 04/01/37	855	889
6.100%, 04/15/18	3,649	4,109
5.850%, 09/15/35	150	151
5.500%, 02/15/18	2,810	3,065

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Global Funding
7.750%, 12/01/30	$3,690	$4,529
7.375%, 09/01/12	1,730	1,892
Verizon Maryland
7.150%, 05/01/23	600	644
Vodafone Group
5.450%, 06/10/19 (D)	226	248

		119,682

Utilities — 1.9%
AGL Capital
5.250%, 08/15/19	170	179
4.450%, 04/15/13	400	420
Alabama Power
5.875%, 12/01/22	275	306
Ameren
8.875%, 05/15/14	2,035	2,339
American Water Capital
6.085%, 10/15/17	400	451
Appalachian Power
5.950%, 05/15/33	200	201
Arizona Public Services
8.000%, 12/30/15	459	483
Atmos Energy
4.950%, 10/15/14	260	277
Carolina Power & Light
5.300%, 01/15/19	400	442
Cedar Brakes II LLC
9.875%, 09/01/13 (C)	2,771	2,928
CenterPoint Energy Houston Electric LLC
7.000%, 03/01/14	250	285
Cleveland Electric Illuminating
7.880%, 11/01/17	310	372
CMS Energy
5.050%, 02/15/18	2,055	2,069
Consolidated Edison of New York
5.700%, 06/15/40 (D)	154	162
Constellation Energy Group
5.150%, 12/01/20	260	261
Consumers Energy
6.700%, 09/15/19	400	474
Dominion Resources
8.875%, 01/15/19	5,810	7,472
6.400%, 06/15/18	300	345
5.700%, 09/17/12	3,560	3,807
DPL
6.875%, 09/01/11	3,220	3,310
Duke Energy
6.300%, 02/01/14	415	464
5.625%, 11/30/12	425	458
Duke Energy Carolinas LLC
4.300%, 06/15/20	195	199
Duke Energy Indiana
3.750%, 07/15/20	180	174
Enel Finance International (C)
6.000%, 10/07/39	2,505	2,289
5.125%, 10/07/19	500	502
3.875%, 10/07/14	2,700	2,784
Exelon
5.625%, 06/15/35	2,515	2,364

34	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Exelon Generation LLC
6.250%, 10/01/39	$130	$130
5.750%, 10/01/41	86	81
5.200%, 10/01/19	125	129
4.000%, 10/01/20 (D)	588	547
FirstEnergy Solutions
6.800%, 08/15/39	865	854
6.050%, 08/15/21	1,475	1,543
FirstEnergy, Ser B
6.450%, 11/15/11	14	14
FirstEnergy, Ser C
7.375%, 11/15/31	4,845	5,282
Georgia Power
4.750%, 09/01/40	69	63
Hydro Quebec, Ser JL
6.300%, 05/11/11	1,050	1,062
Indiana Michigan Power
7.000%, 03/15/19 (D)	170	201
Jersey Central Power & Light
7.350%, 02/01/19	500	602
KCP&L Greater Missouri Operations
11.875%, 07/01/12	3,660	4,103
8.270%, 11/15/21	2,894	3,293
Korea Hydro & Nuclear Power
3.125%, 09/16/15 (C)(D)	2,165	2,124
Massachusetts Electric
5.900%, 11/15/39 (C)(D)	210	222
MidAmerican Energy
5.300%, 03/15/18	750	829
MidAmerican Energy Holdings
6.500%, 09/15/37 (D)	4,460	4,958
Nevada Power
8.250%, 06/01/11	5,015	5,108
7.125%, 03/15/19	400	476
5.375%, 09/15/40	45	44
Niagara Mohawk Power
4.881%, 08/15/19 (C)	180	189
Nisource Finance
6.800%, 01/15/19	3,547	4,088
6.125%, 03/01/22	2,400	2,635
Northern States Power
6.250%, 06/01/36	350	399
5.350%, 11/01/39	56	57
Oncor Electric Delivery
6.800%, 09/01/18 (D)	4,535	5,266
Pacific Gas & Electric
8.250%, 10/15/18 (D)	1,320	1,709
5.800%, 03/01/37	840	866
5.400%, 01/15/40 (D)	3,661	3,587
PacifiCorp
6.250%, 10/15/37 (D)	1,655	1,840
5.650%, 07/15/18	100	112
5.500%, 01/15/19	400	447
Progress Energy
6.850%, 04/15/12	1,525	1,620
6.000%, 12/01/39 (D)	200	210
4.400%, 01/15/21	2,335	2,323
PSEG Power LLC
5.500%, 12/01/15	445	487
5.320%, 09/15/16	126	136
5.125%, 04/15/20	120	124

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Public Service Electric & Gas MTN
5.375%, 11/01/39	$97	$97
2.700%, 05/01/15	135	136
Public Service of New Mexico
7.950%, 05/15/18	3,000	3,385
Public Service of Oklahoma
5.150%, 12/01/19	220	233
Sempra Energy
8.900%, 11/15/13	400	467
6.500%, 06/01/16	135	155
6.000%, 10/15/39	170	176
Southern
4.150%, 05/15/14	85	90
Southern California Edison
6.650%, 04/01/29	200	227
5.500%, 03/15/40 (D)	170	175
4.650%, 04/01/15	200	217
Southern Union
8.250%, 11/15/29	7,370	8,363
Southwestern Public Service
8.750%, 12/01/18	300	377
Tennessee Valley Authority
5.250%, 09/15/39	1,828	1,914
4.625%, 09/15/60	2,761	2,563
3.875%, 02/15/21	3,090	3,111
Texas-New Mexico Power
9.500%, 04/01/19 (C)	875	1,116
TXU, Ser P
5.550%, 11/15/14	370	245
TXU, Ser R
6.550%, 11/15/34	3,738	1,691
Virginia Electric and Power
5.400%, 04/30/18	300	332

		118,647

Total Corporate Obligations (Cost $1,613,276) ($ Thousands)		1,625,480

U.S. TREASURY OBLIGATIONS — 20.2%
U.S. Treasury Bills (A)
0.134%, 05/05/11	1,933	1,933
0.130%, 03/03/11 (D)	20,065	20,065

		21,998

U.S. Treasury Bonds
9.000%, 11/15/18	900	1,284
8.875%, 08/15/17	20,460	28,152
8.875%, 02/15/19	1,911	2,721
8.750%, 05/15/17	5,690	7,737
8.750%, 05/15/20	2,000	2,886
8.750%, 08/15/20	6,550	9,488
8.500%, 02/15/20	1,000	1,419
8.125%, 08/15/19	1,305	1,801
8.000%, 11/15/21	11,355	15,938
7.625%, 02/15/25	18,500	25,984
7.500%, 11/15/16	20,700	26,380
6.750%, 08/15/26	250	329
6.500%, 11/15/26	100	129
6.375%, 08/15/27	200	255
6.125%, 11/15/27	250	311
6.000%, 02/15/26	100	122
5.500%, 08/15/28	200	233

35	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.375%, 02/15/31	$1,000	$1,149
4.750%, 02/15/41	28,106	29,309
4.625%, 02/15/17	30,500	34,160
4.500%, 02/15/36	13,642	13,823
4.375%, 11/15/39	1,060	1,040
4.375%, 05/15/40	30,662	30,058
4.250%, 11/15/40	9,332	8,951
3.875%, 08/15/40	86,755	77,890
3.500%, 02/15/39	14,480	12,177
3.375%, 11/15/19	78,140	79,233
3.250%, 12/31/16	3,720	3,880
2.625%, 12/31/14	7,500	7,791
2.625%, 11/15/20 (D)	20,075	18,783
2.375%, 10/31/14	22,541	23,238

		466,651

U.S. Treasury Inflation-Protected Securities
6.321%, 05/15/24 (A)	800	458
5.293%, 02/15/21 (A)	200	139
4.977%, 11/15/27 (A)	31,590	15,005
4.917%, 05/15/26 (A)	500	254
4.863%, 11/15/31 (A)	200	75
4.792%, 11/15/29 (A)	850	355
4.780%, 08/15/25 (A)	400	212
4.749%, 08/15/28 (A)	1,000	446
4.738%, 08/15/27 (A)	2,490	1,174
4.715%, 02/15/27 (A)	2,100	1,019
4.690%, 05/15/27 (A)	3,500	1,674
4.669%, 02/15/28 (A)	1,100	504
4.610%, 02/15/25 (A)	20,280	11,226
4.591%, 05/15/36 (A)	300	89
4.587%, 02/15/24 (A)	75	44
4.555%, 05/15/29 (A)	100	43
4.536%, 08/15/24 (A)	200	113
4.536%, 02/15/30 (A)	1,050	432
4.477%, 05/15/28 (A)	300	135
4.357%, 11/15/24 (A)	450	250
4.295%, 11/15/20 (A)	1,000	704
4.278%, 11/15/26 (A)	750	369
4.231%, 05/15/20 (A)	2,900	2,098
4.221%, 05/15/30 (A)	9,550	3,970
4.069%, 02/15/32 (A)	950	352
4.022%, 05/15/19 (A)	2,450	1,877
3.995%, 02/15/17 (A)	19,420	16,600
3.907%, 02/15/22 (A)	800	522
3.875%, 04/15/29	430	761
3.780%, 08/15/17 (A)	4,000	3,344
3.768%, 02/15/26 (A)	400	206
3.712%, 08/15/18 (A)	800	637
3.632%, 11/15/17 (A)	6,150	5,077
3.625%, 04/15/28	8,180	14,184
3.551%, 02/15/18 (A)	1,350	1,101
3.426%, 08/15/20 (A)	9,550	6,810
3.313%, 08/15/19 (A)	5,525	4,176
3.268%, 11/15/21 (A)	1,900	1,259
3.170%, 08/15/16 (A)	5,100	4,465
3.014%, 08/15/21 (A)	500	337
2.971%, 02/15/16 (A)	250	224
2.882%, 02/15/14 (A)	8,550	8,251
2.751%, 05/15/14 (A)	2,150	2,059

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.721%, 02/15/15 (A)	$200	$187
2.375%, 01/15/27	300	360
2.170%, 11/15/16 (A)	410	355
2.125%, 02/15/40	5,450	5,751
1.750%, 01/15/28	25	26

		119,709

U.S. Treasury Notes
4.750%, 08/15/17	8,245	9,290
4.500%, 05/15/17	530	589
4.250%, 11/15/17	84,465	92,463
3.750%, 11/15/18	5,400	5,700
3.625%, 02/15/21 (D)	61,101	62,180
3.500%, 02/15/18	2,500	2,613
3.500%, 05/15/20	2,310	2,348
3.125%, 10/31/16	4,400	4,570
3.125%, 04/30/17	1,150	1,187
3.125%, 05/15/19	7,279	7,302
3.000%, 09/30/16	38,215	39,496
2.750%, 05/31/17	19,985	20,166
2.750%, 12/31/17 (D)	34,570	34,519
2.625%, 07/31/14	2,800	2,917
2.625%, 01/31/18 (D)	18,138	17,935
2.375%, 03/31/16	2,000	2,019
2.125%, 05/31/15	15,080	15,293
2.125%, 12/31/15 (D)	15,920	15,964
2.125%, 02/29/16	58,502	58,465
2.000%, 01/31/16 (D)	58,463	58,184
1.875%, 02/28/14	1,000	1,021
1.375%, 02/15/13	8,330	8,444
1.250%, 02/15/14	131,559	131,888
1.000%, 08/31/11	10,495	10,537
1.000%, 01/15/14	1,260	1,256
0.875%, 05/31/11	44,250	44,328
0.625%, 01/31/13	10,458	10,453
0.500%, 11/15/13	230	227

		661,354

Total U.S. Treasury Obligations (Cost $1,260,960) ($ Thousands)		1,269,712

ASSET-BACKED SECURITIES — 5.8%

Automotive — 0.5%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (C)	500	507
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	285	287
Ally Auto Receivables Trust, Ser 2010-3, Cl A3
1.110%, 10/15/14	920	919
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/15	357	354
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/14	3,247	3,235
Ally Auto Receivables Trust, Ser 2011-1, Cl A2
0.810%, 10/15/13	450	450

36	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2011-1, Cl A3
1.380%, 01/15/15	$285	$285
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A3
1.770%, 03/17/14	115	116
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A2
0.980%, 01/15/13	75	75
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	445	444
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl A2
0.960%, 05/08/14	500	501
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl A3
1.270%, 04/08/15	250	250
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/15	200	200
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/14	480	480
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-3A, Cl A
4.640%, 05/20/16 (C)	1,000	1,069
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-5A, Cl A
3.150%, 03/20/17 (C)	440	439
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (C)	200	207
Bank of America Auto Trust, Ser 2009-1A, Cl A3
2.670%, 07/15/13 (C)	423	427
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (C)	539	543
Bank of America Auto Trust, Ser 2009-3A, Cl A3
1.670%, 12/15/13 (C)	344	347
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (C)	430	433
Bank of America Auto Trust, Ser 2010-1A, Cl A4
2.180%, 02/15/17 (C)	310	315
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	150	151
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	300	302

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chrysler Financial Auto Securitization Trust, Ser 2009-A, Cl A3
2.820%, 01/15/16	$195	$198
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A3
0.910%, 08/08/13	1,000	1,000
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A3
2.590%, 10/15/13 (C)	695	706
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	263	266
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A4
4.942%, 07/15/14	300	318
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3
2.170%, 10/15/13	1,844	1,865
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl A4
5.220%, 06/15/13	63	64
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A4
4.550%, 01/15/17	179	187
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	278	286
Harley-Davidson Motorcycle Trust, Ser 2009-3, Cl A4
2.540%, 04/15/17	209	213
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/14	100	102
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	1,838	1,836
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A2
5.290%, 03/25/16 (C)	2,100	2,305
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A4
3.300%, 09/15/15	250	259
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3
2.310%, 05/15/13	2,025	2,046
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	340	340
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/17	375	370
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A3
1.160%, 04/15/15	345	345
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A4
1.780%, 12/15/15	365	364
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/16 (C)	797	795

37	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/16	$300	$298
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A3
0.870%, 07/15/14	380	380
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	765	764
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/15	415	414
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A3
0.980%, 10/15/14	845	845
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	365	375
USAA Auto Owner Trust, Ser 2009-2, Cl A3
1.540%, 02/18/14	426	429
World Omni Auto Receivables Trust, Ser 2010-A, Cl A4
2.210%, 05/15/15	550	561

		30,267

Credit Cards — 0.7%
Capital One Multi-Asset Execution Trust, Ser 2005-A9, Cl A
0.356%, 08/15/18 (B)	7,150	7,021
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.326%, 01/15/16 (B)	4,530	4,503
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.602%, 10/15/15 (B)	3,527	3,524
Chase Issuance Trust, Ser 2007- A17, Cl A
5.120%, 10/15/14	6,980	7,467
Citibank Credit Card Issuance Trust, Ser 2005-A2, Cl A2
4.850%, 03/10/17	2,505	2,747
Citibank Credit Card Issuance Trust, Ser 2009-A4, Cl A4
4.900%, 06/23/16	2,020	2,214
Citibank Credit Card Issuance Trust, Ser 2009-A5, Cl A5
2.250%, 12/23/14	4,562	4,660
Discover Card Master Trust, Ser 2011-A1, Cl A1
0.612%, 08/15/16 (B)	5,617	5,617
GE Capital Credit Card Master Note Trust, Ser 2009-2, Cl A
3.690%, 07/15/15	600	623
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.810%, 01/17/17 (B)	3,958	3,958
World Financial Network Credit Card Master Trust, Ser 2009-A, Cl A
4.600%, 09/15/15	3,367	3,446

		45,780

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mortgage Related Securities — 0.8%
ABFS Mortgage Loan Trust, Ser 2002-3, Cl A
4.763%, 09/15/33	$8	$8
ABS Home Equity, Ser 2001-HE3, Cl A1
0.806%, 11/15/31 (B)	213	187
ACE Securities, Ser 2006-SL3, Cl A1
0.360%, 06/25/36 (B)	6,254	966
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.502%, 03/25/30 (B)	2,330	780
Arch Bay Asset-Backed Securities, Ser 2010-2, Cl A
4.125%, 04/25/57 (B)(C)	607	606
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/35	750	754
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.302%, 12/25/36 (B)	366	350
Conseco Finance Home Loan Trust, Ser 2001-D, Cl A5
6.690%, 11/15/32 (B)	3,730	3,810
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	5	5
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.086%, 09/15/29 (B)	310	254
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.731%, 05/25/39 (B)(C)	853	664
GMAC Mortgage Loan Trust, Ser 2007-HE2, Cl A6
6.249%, 12/25/37	14	8
GSAA Trust, Ser 2005-6, Cl A3
0.630%, 06/25/35 (B)	4,100	2,761
Home Equity Asset Trust, Ser 2007-2, Cl 2A1
0.370%, 07/25/37 (B)	2,033	1,980
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.752%, 01/20/35 (B)	512	449
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.532%, 01/20/35 (B)	4,599	4,233
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.422%, 01/20/36 (B)	7,231	6,699
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.412%, 03/20/36 (B)	364	346
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/36	750	768
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.462%, 03/20/36 (B)	288	268

38	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.463%, 11/20/36 (B)	$829	$766
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.612%, 07/25/34 (B)(C)	1,154	1,117
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
1.011%, 01/25/35 (B)	209	207
Morgan Stanley ABS Capital I, Ser 2007-HE2, Cl A2A
0.302%, 01/25/37 (B)	179	174
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.312%, 12/25/36 (B)	123	119
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/47	31	21
MSDWCC Heloc Trust, Ser 2003-1, Cl A
0.800%, 11/25/15 (B)	56	54
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.862%, 01/25/32 (B)	202	183
Option One Mortgage Loan Trust, Ser 2007-1, Cl 2A3
0.402%, 01/25/37 (B)	17,000	7,925
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/35	829	827
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.790%, 02/25/25	710	711
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.450%, 04/25/32 (C)	307	265
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.610%, 04/25/37 (B)(C)	891	612
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/32	338	320
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/35	934	947
Terwin Mortgage Trust, Ser 2005- 9HGS, Cl A1
4.000%, 08/25/35 (B)(C)	268	260
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/30	36	34
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 05/25/34 (B)	7,000	7,178

		47,616

Other Asset-Backed Securities — 3.8%
AH Mortgage Advance Trust, Ser 2010-ADV1, Cl A1
3.968%, 08/15/22 (C)	765	767

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AH Mortgage Advance Trust, Ser 2010-ADV2, Cl A1
4.210%, 05/10/41 (C)	$1,134	$1,138
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.523%, 06/14/37 (B)(C)	4,128	3,705
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16	11,487	11,470
Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
0.940%, 01/25/32 (B)	405	309
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.564%, 11/14/33 (B)(C)	5,177	4,530
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.485%, 02/25/35 (B)	2,800	2,613
CenterPoint Energy Transition Bond LLC, Ser 2001-1, Cl A4
5.630%, 09/15/15	3,066	3,279
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/20	1,455	1,560
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/34	932	894
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/34	500	444
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/34	451	449
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/36	6,340	5,580
CNH Equipment Trust, Ser 2009- B, Cl A3
2.970%, 03/15/13	16	16
CNH Equipment Trust, Ser 2009- C, Cl A3
1.850%, 12/16/13	120	120
CNH Equipment Trust, Ser 2010- A, Cl A3
1.540%, 07/15/14	624	629
CNH Equipment Trust, Ser 2010- C, Cl A3
1.170%, 05/15/15	1,000	999
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (B)	1,516	1,491
Consumer Funding LLC, Ser 2001-1, Cl A5
5.430%, 04/20/15	923	972
Countrywide Asset-Backed Certificates, Ser 2002-BC1, Cl A
0.920%, 04/25/32 (B)	60	36

39	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.862%, 06/25/33 (B)	$115	$107
Countrywide Asset-Backed Certificates, Ser 2005-17, Cl 1AF3
5.711%, 05/25/36 (B)	10,000	5,734
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.689%, 10/25/46 (B)	208	143
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.590%, 07/25/36 (B)(C)	435	239
Countrywide Asset-Backed Certificates, Ser 2007-7, Cl 2A2
0.420%, 10/25/47 (B)	7,500	6,519
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.460%, 02/25/37 (B)(C)	1,141	771
Countrywide Asset-Backed Certificates, Ser 2007-SD1, Cl A1
0.710%, 03/25/47 (B)(C)	877	445
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.566%, 02/15/34 (B)	776	433
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.506%, 12/15/35 (B)	1,919	811
Credit Suisse First Boston Mortgage Securities, Ser 2001- MH29, Cl A
5.600%, 09/25/31	371	378
Credit-Based Asset Servicing and Securitization LLC, Ser 2006- CB2, Cl AF4
5.613%, 12/25/36	1,535	1,171
Credit-Based Asset Servicing and Securitization LLC, Ser 2006- CB2, Cl AF2
5.501%, 12/25/36	661	473
Credit-Based Asset Servicing and Securitization LLC, Ser 2007- CB4, Cl A1A
0.352%, 04/25/37 (B)	3,440	2,739
Credit-Based Asset Servicing and Securitization LLC, Ser 2007- RP1, Cl A
0.570%, 05/25/46 (B)(C)	11,730	7,743
Diamond Investment Grade CDO, Ser 1X, Cl A1
0.859%, 10/11/14 (G)	160	159
EFS Volunteer LLC, Ser 2010-1, Cl A2
1.160%, 10/25/35 (B)(C)	1,500	1,395
Equity One, Ser 2003-2, Cl M1
5.050%, 09/25/33 (B)	445	409
First Horizon Asset Back Trust, Ser 2004-HE2, Cl A
0.482%, 02/25/34 (B)	791	543

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl M15
1.916%, 12/15/14 (B)(C)	$5,721	$5,834
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/16	2,145	2,145
GE Seaco Finance Srl, Ser 2005-1A, Cl A
0.514%, 11/17/20 (B)(C)	5,866	5,602
Genesis Funding, Ser 2006-1A, Cl G1
0.502%, 12/19/32 (B)(C)	4,771	4,258
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	359	368
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/38 (B)(C)	3,550	3,953
Greenpoint Manufactured Housing, Ser 2000-6, A3
2.266%, 11/22/31 (B)	1,145	1,145
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
2.266%, 02/20/32 (B)	1,225	1,029
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
2.266%, 03/13/32 (B)	1,705	1,432
GSAMP Trust, Ser 2003-SEA, Cl A1
0.662%, 02/25/33 (B)	1,743	1,246
GSAMP Trust, Ser 2006-SD2, Cl A1
0.370%, 05/25/46 (B)(C)	1,026	1,014
Illinois Student Assistance Commission, Ser 2010-1, Cl A3
1.203%, 07/25/45 (B)	6,900	6,620
John Deere Owner Trust, Ser 2009-A, Cl A3
2.590%, 10/15/13	126	127
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	515	517
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AF6
5.501%, 11/25/36	9,147	8,184
Keycorp Student Loan Trust, Ser 2003-A, Cl 1A2
0.563%, 10/25/32 (B)	2,523	2,374
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.561%, 11/25/35 (B)	3,799	2,841
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.560%, 12/25/35 (B)	3,032	1,238
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.592%, 05/25/46 (B)	7,669	1,680
Lone Star CDO Funding, Ser IX, Cl A
0.936%, 12/15/12 (G)	1,040	1,035
Merit Securities, Ser 1999-13, Cl A4
7.935%, 12/28/33 (B)	2,893	2,985
Merrill Lynch Mortgage Investors, Ser 2006-WMC2, Cl A2D
5.895%, 03/25/37	27	12

40	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	$3,418	$3,396
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/40 (C)	6,325	6,484
MSCC Heloc Trust, Ser 2005-1, Cl A
0.452%, 07/25/17 (B)	420	368
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.483%, 10/27/36 (B)	3,275	3,052
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
1.961%, 11/25/24 (B)	8,407	8,728
Nelnet Student Loan Trust, Ser 2008-4, Cl A4
1.783%, 04/25/24 (B)	4,540	4,660
Origen Manufactured Housing, Ser 2002-A, Cl A1
0.506%, 05/15/32 (B)	28	27
Park Place Securities, Ser 2004- MHQ1, Cl M1
0.962%, 12/25/34 (B)	6,118	5,910
PennyMac Loan Trust, Ser 2010- NPL1, Cl M1
5.000%, 05/25/50 (B)(C)	800	800
PennyMac Loan Trust, Ser 2010- NPL1, Cl A
4.250%, 05/25/50 (B)(C)	396	395
Popular ABS Mortgage Pass-Through Trust, Ser 2007-A, Cl A3
0.570%, 06/25/47 (B)	10,380	5,338
PSE&G Transition Funding LLC, Ser 2001-1, Cl A6
6.610%, 06/15/15	710	764
RAAC Series, Ser 2007-SP3, Cl A1
1.460%, 09/25/47 (B)	339	258
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/19	2,470	2,835
SLC Student Loan Trust, Ser 2008-1, Cl A4A
1.902%, 12/15/32 (B)	6,594	6,824
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.592%, 12/15/25 (B)(C)	1,900	1,805
SLM Student Loan Trust, Ser 2004-7, Cl A5
0.473%, 01/27/20 (B)	3,254	3,233
SLM Student Loan Trust, Ser 2005-6, Cl A5A
0.413%, 07/27/26 (B)	8,653	8,376
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.453%, 10/25/29 (B)	2,435	2,254
SLM Student Loan Trust, Ser 2006-3, Cl A4
0.383%, 07/25/19 (B)	3,508	3,478

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2006-5, Cl A5
0.413%, 01/25/27 (B)	$2,830	$2,673
SLM Student Loan Trust, Ser 2007-4, Cl A3
0.363%, 01/25/22 (B)	4,527	4,476
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.953%, 07/25/22 (B)	1,784	1,859
SLM Student Loan Trust, Ser 2008-4, Cl A2
1.353%, 07/25/16 (B)	1,852	1,878
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.603%, 01/25/18 (B)	1,147	1,179
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.003%, 07/25/23 (B)	5,498	5,750
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.403%, 10/25/16 (B)	4,266	4,319
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.853%, 10/25/17 (B)	5,241	5,251
SLM Student Loan Trust, Ser 2010-1, Cl A
0.662%, 03/25/25 (B)	2,365	2,365
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.532%, 06/25/35 (B)	300	280
TAL Advantage LLC, Ser 2010-2A, Cl A
4.300%, 10/20/25 (C)	2,504	2,591
TAL Advantage LLC, Ser 2011-1A, Cl A
4.600%, 01/20/26 (C)	595	603
Textainer Marine Containers, Ser 2005-1A, Cl A
0.520%, 05/15/20 (B)(C)	2,933	2,815
Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.430%, 11/26/21 (B)(C)	3,939	3,722
Triton Container Finance LLC, Ser 2007-1A, Cl NOTE
0.400%, 02/26/19 (B)(C)	2,500	2,400
Wells Fargo Home Equity Trust, Ser 2007-2, Cl A1
0.350%, 04/25/37 (B)	2,517	2,448

		240,446

Total Asset-Backed Securities (Cost $372,754) ($ Thousands)		364,109

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
FFCB
1.500%, 11/16/15	7,830	7,563
FHLB
1.500%, 01/16/13	2,010	2,036
0.650%, 07/25/12	6,230	6,225
0.460%, 03/14/12	4,790	4,791
0.321%, 02/10/12 (A)	9,350	9,321

41	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FICO STRIPS, PO
9.800%, 04/06/18	$7,590	$10,743
9.700%, 04/05/19	5,100	7,365
8.600%, 09/26/19	5,655	7,778
3.735%, 09/26/19 (A)	1,835	1,339
3.641%, 06/06/19 (A)	470	349
3.570%, 03/07/19 (A)	1,450	1,092
3.461%, 11/02/18 (A)	3,410	2,622
3.402%, 08/03/18 (A)	9,280	7,224
3.348%, 05/11/18 (A)	3,620	2,851
3.321%, 04/06/18 (A)	2,920	2,311
3.277%, 02/08/18 (A)	960	766
FNMA
7.735%, 10/09/19 (A)	670	447
7.125%, 01/15/30	4,090	5,371
6.250%, 05/15/29	3,730	4,472
5.375%, 06/12/17	250	285
5.250%, 08/01/12	2,800	2,974
5.000%, 02/13/17	5,000	5,615
0.375%, 12/28/12	3,730	3,700
0.184%, 05/09/11 (A)	330	330
Resolution Funding STRIPS
3.235%, 01/15/16 (A)	7,570	6,722

Total U.S. Government Agency Obligations (Cost $102,122) ($ Thousands)		104,292

MUNICIPAL BONDS — 0.6%
American Municipal Power-Ohio, RB
7.499%, 02/15/50	320	331
County of Clark Nevada, Ser C-BUILD, RB
6.820%, 07/01/45	2,120	2,115
Los Angeles, California Community College District, Build America Project, GO
6.750%, 08/01/49	1,790	1,899
Los Angeles, California Department of Water & Power Revenue, Build America Project, GO, RB
6.574%, 07/01/45	2,005	2,107
Louisiana Public Facilities Authority, RB
4.500%, 02/01/14	225	229
New Jersey State Turnpike Authority, RB
7.102%, 01/01/41	2,335	2,515
New York State Dormitory Authority, RB
5.600%, 03/15/40	280	271
North Texas Higher Education Authority, RB
1.412%, 04/01/40	4,500	4,485

Description	Face Amount ($ Thousands) / Shares	Market Value ($ Thousands)

North Texas Tollway Authority, RB
6.718%, 01/01/49	$2,030	$2,019
Port Authority of New York & New Jersey, RB
5.647%, 11/01/40	490	469
State of California, Build America Project, GO
7.600%, 11/01/40	2,325	2,527
7.300%, 10/01/39	3,620	3,790
6.650%, 03/01/22	1,700	1,813
State of Illinois, Build America Project, GO
5.100%, 06/01/33	4,600	3,643
State of Illinois, GO
5.877%, 03/01/19	1,390	1,394
5.665%, 03/01/18	5,617	5,629
5.365%, 03/01/17	1,390	1,393
Virginia Housing Development Authority, Ser 2006-C, Cl CTFS, RB
6.000%, 06/25/34	536	539

Total Municipal Bonds (Cost $36,342) ($ Thousands)		37,168

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.090% ** †	98,541,406	98,541

Total Cash Equivalent (Cost $98,541) ($ Thousands)		98,541

COMMERCIAL PAPER (A) — 0.2%
BNP Paribas Finance
0.250%, 04/26/11	7,135	7,132
Deutsche Bank Financial LLC
0.230%, 04/15/11	7,775	7,773

Total Commercial Paper (Cost $14,905) ($ Thousands)		14,905

42	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Description	Face Amount ($ Thousands)/ Shares/Contracts	Market Value ($ Thousands)

REPURCHASE AGREEMENTS — 3.5%
Barclays Capital
0.150%, dated 02/28/11, to be repurchased on 03/01/11, repurchase price $142,220,593 (collateralized by U.S. Treasury Obligation, par value $139,822,000, 1.250%, 07/15/20; with a total market value $145,064,400)	$142,220	$142,220
Deutsche Bank
0.160%, dated 02/28/11, to be repurchased on 03/01/11, repurchase price $80,080,356 (collateralized by a FHLMC Obligation, par value $84,449,000, 3.500%, 08/17/20; with a total market value $81,681,600)	80,080	80,080

Total Repurchase Agreements (Cost $222,300) ($ Thousands)		222,300

AFFILIATED PARTNERSHIP — 3.5%
SEI Liquidity Fund, L.P.
0.210%** † (F)	225,997,135	217,665

Total Affiliated Partnership (Cost $225,997) ($ Thousands)		217,665

Total Investments — 111.4% (Cost $6,948,754)($ Thousands) ††		$7,000,753

WRITTEN OPTIONS — 0.0%
April 2011 U.S. 10-Year Note Put, Expires 03/28/11, Strike Price $116.00*	(493)	(62)
November 2020 U.S. CPI Urban Consumers NSA Call, Expires 11/23/20, Strike Inflation 0.00%*	(7,020,000)	(52)
June 2011 U.S. 10-Year Note Call, Expires 05/23/11, Strike Price $120.50*	(80)	(92)

Total Written Options (Premiums Received $397) ($ Thousands)		(206)

A summary of the open futures contracts held by the Fund at February 28, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
3-Month Euro EURIBOR	70	Sep-2011	$5
90-Day Euro$	65	Dec-2012	16
90-Day Euro$	(26)	Jun-2011	(288)
90-Day Euro$	(26)	Mar-2011	(286)
U.S. 10-Year Treasury Note	474	Jun-2011	399
U.S. 2-Year Treasury Note	(465)	Jul-2011	(158)
U.S. 5-Year Treasury Note	324	Jul-2011	99
U.S. 5-Year Treasury Note	(1,007)	Jul-2011	(363)
U.S. Long Treasury Bond	(531)	Jun-2011	(1,021)
U.S. Ultra Long Treasury Bond	343	Jul-2011	1,045

			$(552)

For the period ended February 28, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at February 28, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
5/18/11	EUR	21,741	USD	29,651	$(341)

					$(341)

Counterparty	Currency to Deliver ($ Thousands)		Currency to Receive ($ Thousands)		Unrealized (Depreciation) ($ Thousands)
Morgan Stanley & Co.		$29,992		$29,651	$(341)

					$(341)

43	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

A summary of outstanding swap agreements held by the Fund at February 28, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)%	10/12/52	3,850	$(1,948)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	5,500	(2,831)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	4,445	(762)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	4,880	(2,537)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/49	2,000	(28)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/49	2,000	(48)
Citigroup	DARDEN RESTAURANTS INC., 6.000% 08/15/35	BUY	(2.73)	03/20/14	1,435	(94)
Citigroup	DARDEN RESTAURANTS INC., 7.125% 02/01/16	BUY	(2.40)	03/20/15	1,200	(74)
Citigroup	DR HORTON, INC., 5.375% 6/15/12	BUY	(1.00)	09/20/16	1,020	27
Citigroup	HOME DEPOT, 5.875% 12/16/36	BUY	(2.67)	03/20/14	5,100	(384)
Citigroup	LOWES COS. INC., 8.250% 06/01/10	BUY	(1.20)	03/20/14	5,320	(147)
Credit Suisse	CMBX-NA-AJ 1 INDEX	BUY	(0.84)	10/12/52	390	(201)
Credit Suisse	TARGET CORPORATION, 4.000% 6/15/13	BUY	(1.00)	12/20/14	1,280	(16)
Credit Suisse	TOLL BROTHERS INC., 5.150% 05/15/15	BUY	(1.00)	09/20/16	6,700	282
Deutsche Bank	DARDEN RESTAURANTS INC., 6.000% 08/15/35	BUY	(2.25)	03/20/14	1,650	(83)
Deutsche Bank	DARDEN RESTAURANTS INC., 7.125% 02/01/16	BUY	(2.25)	03/20/13	600	(24)
Deutsche Bank	DR HORTON, INC., 5.375% 6/15/12	BUY	(1.00)	09/20/16	800	11
Deutsche Bank	TARGET CORPORATION, 4.000% 6/15/13	BUY	(1.00)	12/20/14	1,280	(16)
Goldman Sachs	DR HORTON, INC., 5.375% 6/15/12	BUY	(1.00)	09/20/16	795	11
Morgan Stanley	BERKSHIRE HATHAWAY INC., 4.625% 10/15/13	SELL	4.00	03/20/11	(5,400)	54
Morgan Stanley	CMBX.NA.AAA.3 INDEX	BUY	0.08	12/13/49	1,000	(6)
Morgan Stanley	DARDEN RESTAURANTS INC., 7.125% 02/01/16	BUY	(2.25)	03/20/13	600	(24)

						$(8,838)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Morgan Stanley	0.00%	3-Month LIBOR (PAYMENT AT MATURITY)	11/15/27	29,630	$(1,182)
Morgan Stanley	0.00%	3-Month LIBOR (PAYMENT AT MATURITY)	02/15/25	19,470	(930)

					$(2,112)

Total Return Swap
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Morgan Stanley	IOS.FN30.400.09 Index	1-Month LIBOR	Price Return	01/12/40	5,591	$(21)

						$(21)

Percentages are based on a Net Assets of $6,285,408 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2011.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

††	At February 28, 2011, the tax basis cost of the Fund’s investments was $6,948,754 ($ Thousands), and the unrealized appreciation and depreciation were $226,259 ($ Thousands) and $(174,260) ($ Thousands) respectively.

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2011. The date reported on the Schedule of Investments is the final maturity date.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D)	This security or a partial position of this security is on loan at February 28, 2011. The total value of securities on loan at February 28, 2011 was $220,080 ($ Thousands).

(E)	Security in default on interest payments.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2011 was $217,665 ($ Thousands)

44	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of February 28, 2011 was $1,454 ($ Thousands) and represented 0.02% of net assets.

(H)	Step Bonds - The rate reflected is the effective yield on February 28, 2011. The coupon on a step bond changes on a specified date.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CPI — Consumer Price Index

CMO — Collateralized Mortgage Obligation

DN — Discount Note

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only – face amount represents notional amount

LLC — Limited Liability Company

L.P. — Limited Partnership

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

NCUA — National Credit Union Administration

PO — Principal Only

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund’s investments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$3,038,518	$8,063	$3,046,581
Corporate Obligations	—	1,625,217	263	1,625,480
U.S. Treasury Obligations	—	1,269,712	—	1,269,712
Asset-Backed Securities	—	362,463	1,646	364,109
U.S. Government Agency Obligations	—	104,292	—	104,292
Municipal Bonds	—	37,168	—	37,168
Cash Equivalent	98,541	—	—	98,541
Commercial Paper	—	14,905	—	14,905
Repurchase Agreements	—	222,300	—	222,300
Affiliated Partnership	—	217,665	—	217,665

Total Investments in Securities	$98,541	$6,892,240	$9,972	$7,000,753

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(206)	$—	$—	$(206)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(552)	$—	$—	$(552)
Forwards Currency Contracts*	—	(341)	—	(341)
Credit Default Swaps	—	(8,838)	—	(8,838)
Interest Rate Swaps	—	(2,112)	—	(2,112)
Total Return Swaps	—	(21)	—	(21)

Total Other Financial Instruments	$(552)	$(11,312)	$—	$(11,864)

*	Futures contracts and forwards contracts are valued at the unrealized depreciation on the instruments.

	Investments in Corporate Obligations	Investments in Mortgage- Backed Securities	Investments in Asset-Backed Securities
Beginning balance as of May 31, 2010	$265	$13,273	$3,334
Accrued discounts/premiums	34	70	7
Realized gain/(loss)	—	233	21
Change in unrealized appreciation/(depreciation)	(36)	870	309
Net purchases/sales	—	(6,383)	(2,025)
Net transfer in and/or out of Level 3	—	—	—

Ending balance as of February 28, 2011	$263	$8,063	$1,646

Changes in unrealized gains/(losses) included in earnings related to securities still held at report end	$(1)	$884	$235

For the period ended February 28, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

45	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 28, 2011, the Fund is the buyer (“receiving protection”) on a total notional amount of $51.8 million and is the seller (“providing protection”) on a total notional amount of $5.4 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$53,905	—	—	—	$53,905
Maximum potential amount of future payments	(5,400,000)	—	—	—	(5,400,000)
Recourse provisions with third partiesto recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

46	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2011

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]
0 - 2000	(5,400,000)	—	—	—	—	(5,400,000)
2001 - 4000	—	—	—	—	—	—
Greater than 4000	—	—	—	—	—	—

Total	(5,400,000)	—	—	—	—	(5,400,000)

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

47	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 85.0%

Consumer Discretionary — 16.2%
Adelphia Communications (escrow security) (B)
10.250%, 06/15/11	$125	$2
7.875%, 01/15/09	250	4
7.750%, 05/01/09	75	1
Adelphia Communications, Ser B (escrow security) (B)
9.500%, 02/15/04	25	—
AMC Entertainment
9.750%, 12/01/20 (A)	2,315	2,483
8.750%, 06/01/19	165	177
American Standard Americas
10.750%, 01/15/16 (A)	1,500	1,594
American Tire Distributors
9.750%, 06/01/17 (A)	775	856
Ameristar Casinos
9.250%, 06/01/14	2,230	2,397
Ashtead Capital
9.000%, 08/15/16 (A)	1,279	1,356
Avis Budget Car Rental LLC
9.625%, 03/15/18	525	587
7.750%, 05/15/16	1,310	1,366
Beazer Homes USA
12.000%, 10/15/17	1,290	1,500
9.125%, 06/15/18	460	475
9.125%, 05/15/19 (A)	1,610	1,660
Belo
8.000%, 11/15/16	2,575	2,800
7.750%, 06/01/27	2,025	1,815
Bon-Ton Department Stores
10.250%, 03/15/14	960	985
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,050	697
Burlington Coat Factory
Warehouse
10.000%, 02/15/19 (A)	5,175	5,227
Cablevision Systems
8.625%, 09/15/17	515	577
8.000%, 04/15/20	1,050	1,144
7.750%, 04/15/18	900	963
Cedar Fair
9.125%, 08/01/18 (A)	1,600	1,744
Chukchansi Economic Development Authority
3.943%, 11/15/12 (A) (C)	2,185	1,644
Citadel Broadcasting
7.750%, 12/15/18 (A)	588	631
CityCenter Holdings LLC
7.625%, 01/15/16 (A)	2,240	2,335
CKE Restaurants
11.375%, 07/15/18	5,335	5,989
Claire’s Escrow
8.875%, 03/15/19 (A)(E)	2,050	2,058
Continental Airlines 2007-1 Cl C
Pass-Through Trust
7.339%, 04/19/14	2,083	2,103

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dana Holding
6.750%, 02/15/21	$1,519	$1,538
6.500%, 02/15/19	1,734	1,751
Dana (escrow security) (B)
7.000%, 03/15/08	100	2
7.000%, 03/01/09	175	4
6.500%, 03/15/28	200	5
6.500%, 03/01/29	1,100	27
Dave & Buster’s
11.000%, 06/01/18	1,545	1,730
Dave & Buster’s Parent
11.923%, 02/15/16 (A) (D)	7,825	4,734
Dex One
12.000%, 01/29/17	1,174	810
Diamond Resorts
12.000%, 08/15/18 (A)	1,250	1,341
DineEquity
9.500%, 10/30/18 (A)	4,055	4,389
DISH DBS
7.750%, 05/31/15	4,230	4,621
7.125%, 02/01/16	3,615	3,859
Dollar General
11.875%, 07/15/17	1,520	1,763
Dunkin Finance
9.625%, 12/01/18 (A)	3,500	3,544
Eastman Kodak
9.750%, 03/01/18 (A)	1,700	1,734
7.250%, 11/15/13	2,930	2,835
Easton-Bell Sports
9.750%, 12/01/16	2,925	3,291
El Dorado Casino Shreveport PIK
10.000%, 08/01/12	1,102	1,025
Empire Today LLC
11.375%, 02/01/17 (A)	500	522
Entravision Communications
8.750%, 08/01/17	1,160	1,253
Equinox Holdings
9.500%, 02/01/16 (A)	1,255	1,363
Exide Technologies
8.625%, 02/01/18 (A)	1,400	1,493
Ferrellgas
9.125%, 10/01/17	2,500	2,763
6.500%, 05/01/21 (A)	3,060	2,983
Fontainebleau Las Vegas
11.000%, 06/15/15 (A) (B)	3,500	17
Ford Motor
7.450%, 07/16/31	1,290	1,404
6.375%, 02/01/29	1,080	1,033
Giraffe Acquisition
9.125%, 12/01/18 (A)	870	887
Goodyear Tire & Rubber
10.500%, 05/15/16	325	370
8.750%, 08/15/20	110	121
8.250%, 08/15/20	2,865	3,080
Greektown Superholdings
13.000%, 07/01/15	3,390	3,848
GWR Operating Partnership LLP
10.875%, 04/01/17	940	1,013
Hanesbrands
8.000%, 12/15/16	4,650	5,034
6.375%, 12/15/20	3,557	3,431

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harrah’s Operating
11.250%, 06/01/17	$9,980	$11,327
10.000%, 12/15/18	4,223	3,970
5.750%, 10/01/17	400	300
Hertz
8.875%, 01/01/14	528	542
Hillman Group
10.875%, 06/01/18	865	951
HSN
11.250%, 08/01/16	1,700	1,940
Icon Health & Fitness
11.875%, 10/15/16 (A)	755	797
Inergy
8.750%, 03/01/15	552	596
7.000%, 10/01/18 (A)	2,175	2,254
6.875%, 08/01/21 (A)	250	256
Intcomex
13.250%, 12/15/14 (A)	4,515	4,808
Isle of Capri Casinos
7.000%, 03/01/14	2,787	2,763
Jarden
8.000%, 05/01/16	510	558
7.500%, 05/01/17	1,875	1,995
JC Penney
7.950%, 04/01/17	950	1,047
Lear
7.875%, 03/15/18	405	447
Libbey Glass
10.000%, 02/15/15	1,125	1,229
Lions Gate Entertainment
10.250%, 11/01/16 (A)	3,465	3,664
Live Nation Entertainment
8.125%, 05/15/18 (A)	1,500	1,545
M/I Homes
8.625%, 11/15/18 (A)	2,150	2,188
MDC Partners
11.000%, 11/01/16	3,980	4,463
MediMedia USA
11.375%, 11/15/14 (A)	200	172
MGM Mirage
11.125%, 11/15/17	1,830	2,109
7.500%, 06/01/16	780	751
MGM Resorts International
11.375%, 03/01/18	6,525	7,406
9.000%, 03/15/20 (A)	5,445	5,949
6.875%, 04/01/16	250	234
6.750%, 04/01/13	100	101
5.875%, 02/27/14	2,690	2,576
Michaels Stores
13.000%, 11/01/11 (E)	500	509
11.375%, 11/01/16 (A)	21	23
7.750%, 11/01/18 (A)	1,165	1,203
MTR Gaming Group
12.625%, 07/15/14	4,116	4,383
NAI Entertainment Holdings
8.250%, 12/15/17	3,061	3,291
NCL
11.750%, 11/15/16	550	650
9.500%, 11/15/18 (A)	720	779
NCO Group
11.875%, 11/15/14	1,250	1,116

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Neiman-Marcus Group PIK
9.000%, 10/15/15	$1,393	$1,459
Niska Gas Storage US LLC
8.875%, 03/15/18 (A)	1,845	2,011
Peninsula Gaming
10.750%, 08/15/17	2,080	2,249
Penn National Gaming
6.750%, 03/01/15	3,490	3,560
Penninsula Gaming
8.375%, 08/15/15	3,150	3,378
Penske Automotive Group
7.750%, 12/15/16	1,700	1,755
Petco Animal Supplies
9.250%, 12/01/18 (A)	995	1,075
Phillips-Van Heusen
7.375%, 05/15/20	3,825	4,073
Pinnacle Entertainment
8.750%, 05/15/20	5,410	5,768
Quebecor Media
7.750%, 03/15/16	290	302
Quiksilver
6.875%, 04/15/15	2,025	2,010
QVC
7.500%, 10/01/19 (A)	4,215	4,500
7.375%, 10/15/20 (A)	400	424
Regal Entertainment
9.125%, 08/15/18	2,150	2,300
Rent-A-Center
6.625%, 11/15/20 (A)	960	948
Rite Aid
8.000%, 08/15/20	9,955	10,764
River Rock Entertainment Authority
9.750%, 11/01/11	4,717	4,446
RJ Tower
12.000%, 06/01/13 (B)	210	1
Roadhouse Financing
10.750%, 10/15/17 (A)	2,310	2,527
Royal Caribbean Cruises
7.250%, 06/15/16	390	419
RSC Equipment Rental
9.500%, 12/01/14	1,038	1,090
Sabre Holdings
8.350%, 03/15/16	2,250	2,183
Salem Communications
9.625%, 12/15/16	1,037	1,138
Sally Holdings LLC
9.250%, 11/15/14	1,565	1,643
San Pasqual Casino
8.000%, 09/15/13 (A)	1,530	1,534
Sbarro
10.375%, 02/01/15 (B)	1,866	522
Sealy Mattress
8.250%, 06/15/14	3,705	3,793
Seneca Gaming
8.250%, 12/01/18 (A)	4,660	4,823
Service International
7.000%, 06/15/17	30	32
7.000%, 05/15/19	525	542
6.750%, 04/01/15	1,445	1,528
6.750%, 04/01/16	275	292

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Shingle Springs Tribal Group
9.375%, 06/15/15 (A)	$300	$204
Simmons Bedding
11.250%, 07/15/15 (A)	3,230	3,488
Sirius XM Radio
9.750%, 09/01/15 (A)	1,380	1,561
8.750%, 04/01/15 (A)	1,950	2,162
Stanadyne Holdings
12.000%, 02/15/15 (E)	1,500	1,556
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	1,275	1,320
Standard Pacific
10.750%, 09/15/16	2,275	2,673
8.375%, 05/15/18	429	455
8.375%, 01/15/21	730	770
Steinway Musical Instruments
7.000%, 03/01/14 (A)	5,015	5,090
Stoneridge
9.500%, 10/15/17 (A)	1,200	1,326
Suburban Propane Partners
7.375%, 03/15/20	2,500	2,675
Tenneco
6.875%, 12/15/20 (A)	850	882
Travelport LLC
11.875%, 09/01/16	3,827	3,602
9.000%, 03/01/16	2,145	2,027
4.921%, 09/01/14 (C)	1,329	1,186
Turning Stone Resort Casino Enterprise
9.125%, 09/15/14 (A)	6,104	6,272
UAL 1995 Pass-Through Trust A, Ser 95A1
9.020%, 04/19/12 (B)	450	180
UAL 2009-1 Pass-Through Trust
10.400%, 11/01/16	1,530	1,775
United Air Lines
12.000%, 11/01/13 (A)	1,735	1,913
VWR Funding
10.250%, 07/15/15	3,777	4,004
WMG Acquisition
9.500%, 06/15/16	980	1,044
Wynn Las Vegas LLC
7.875%, 11/01/17	155	165
7.750%, 08/15/20	4,470	4,727

		317,826

Consumer Staples — 11.4%
Accellent
10.000%, 11/01/17 (A)	1,905	1,886
8.375%, 02/01/17	2,265	2,401
American Achievement
10.875%, 04/15/16 (A)	4,015	4,035
American Renal Holdings
8.375%, 05/15/18	4,130	4,321
Armored Autogroup
9.250%, 11/01/18 (A)	1,475	1,530
Aurora Diagnostics Holdings
10.750%, 01/15/18 (A)	2,130	2,199
Avis Budget Car Rental LLC
8.250%, 01/15/19	555	589
Aviv Healthcare Properties
7.750%, 02/15/19 (A)	1,485	1,548

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

B&G Foods
7.625%, 01/15/18	$2,920	$3,117
Bankrate
11.750%, 07/15/15 (A)	1,980	2,260
Bausch & Lomb
9.875%, 11/01/15	800	866
Beverages & More
9.625%, 10/01/14 (A)	3,900	4,095
BI-LO LLC
9.250%, 02/15/19 (A)	2,100	2,184
Biomet
11.625%, 10/15/17	7,040	7,938
Blue Merger Sub
7.625%, 02/15/19 (A)	4,460	4,505
Bumble Bee Acquisition
9.000%, 12/15/17 (A)	3,815	4,120
Catalent Pharma Solutions
9.500%, 04/15/15	5,314	5,460
Central Garden and Pet
8.250%, 03/01/18	1,105	1,162
Chiquita Brands International
8.875%, 12/01/15	1,600	1,652
Constellation Brands
8.375%, 12/15/14	345	388
7.250%, 09/01/16	1,575	1,693
7.250%, 05/15/17	1,250	1,344
ConvaTec Healthcare E
10.500%, 12/15/18 (A)	1,550	1,655
Cott Beverages
8.375%, 11/15/17	3,720	4,008
8.125%, 09/01/18	1,100	1,184
Darling International
8.500%, 12/15/18 (A)	1,985	2,141
Dean Foods
7.000%, 06/01/16	1,530	1,454
Diversey Holdings
10.500%, 05/15/20	2,354	2,730
8.250%, 11/15/19	1,410	1,535
DJO Finance LLC
10.875%, 11/15/14	1,445	1,584
9.750%, 10/15/17 (A)	8,923	9,436
Dole Food
13.875%, 03/15/14	517	633
8.000%, 10/01/16 (A)	405	432
Elizabeth Arden
7.375%, 03/15/21 (A)	240	252
Fleming
10.125%, 04/01/08 (B)	983	—
Giant Funding
8.250%, 02/01/18	1,830	1,880
HCA
9.625%, 11/15/16	9,441	10,243
9.250%, 11/15/16	1,565	1,698
HCA Holdings
7.750%, 05/15/21 (A)	2,675	2,815
Hertz
7.500%, 10/15/18 (A)	1,495	1,583
6.750%, 04/15/19 (A)	480	490
Knowledge Learning
7.750%, 02/01/15 (A)	775	777
Lantheus Medical Imaging
9.750%, 05/15/17	4,265	4,596

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Laureate Education
11.750%, 08/15/17 (A)	$1,100	$1,196
10.000%, 08/15/15 (A)	525	550
Michael Foods
9.750%, 07/15/18 (A)	950	1,040
MultiPlan
9.875%, 09/01/18 (A)	1,530	1,647
NBTY
9.000%, 10/01/18 (A)	2,530	2,745
Novasep Holding SAS
9.750%, 12/15/16 (A)	870	692
Novelis
8.750%, 12/15/20 (A)	2,855	3,148
8.375%, 12/15/17 (A)	3,570	3,936
Pantry
7.750%, 02/15/14	3,785	3,832
PharmaNet Development Group
10.875%, 04/15/17 (A)	4,000	4,410
Radiation Therapy
9.875%, 04/15/17	2,515	2,590
Reynolds Group Issuer
9.000%, 04/15/19 (A)	2,525	2,632
8.500%, 05/15/18 (A)	2,545	2,634
8.250%, 02/15/21 (A)	2,971	2,978
7.750%, 10/15/16 (A)	6,540	6,965
7.125%, 04/15/19 (A)	2,700	2,767
6.875%, 02/15/21 (A)	305	306
Rite Aid
10.250%, 10/15/19	185	204
9.750%, 06/12/16	2,930	3,300
9.500%, 06/15/17	5,315	4,890
7.500%, 03/01/17	570	574
RSC Equipment Rental
10.000%, 07/15/17 (A)	2,000	2,300
8.250%, 02/01/21	3,070	3,247
Seminole Indian Tribe of Florida
7.750%, 10/01/17 (A)	2,900	3,078
6.535%, 10/01/20 (A)	1,000	985
ServiceMaster
10.750%, 07/15/15 (A)	4,570	4,913
7.450%, 08/15/27	5	4
7.250%, 03/01/38	3,170	2,409
Spectrum Brands
12.000%, 08/28/19	2,113	2,377
9.500%, 06/15/18 (A)	4,145	4,642
SUPERVALU
8.000%, 05/01/16	3,775	3,756
Ticketmaster Entertainment LLC
10.750%, 08/01/16	5,215	5,723
Tops Holdings
10.125%, 10/15/15	655	703
U.S. Foodservice
10.250%, 06/30/15 (A)	2,350	2,444
UHS Escrow
7.000%, 10/01/18 (A)	2,500	2,562
United Rentals North America
10.875%, 06/15/16	3,000	3,487
9.250%, 12/15/19	1,055	1,195
8.375%, 09/15/20	1,549	1,640
Universal Hospital Services
8.500%, 06/01/15	275	287

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Valeant Pharmaceuticals International
7.000%, 10/01/20 (A)	$675	$698
6.875%, 12/01/18 (A)	2,015	2,096
6.750%, 10/01/17 (A)	875	906
Vanguard Health Holding II LLC
8.000%, 02/01/18	2,965	3,047
Viskase
9.875%, 01/15/18 (A)	1,195	1,279
9.875%, 01/15/18 (A)	105	112
Warner Chilcott LLC
7.750%, 09/15/18 (A)	1,130	1,189
Yankee Acquisition, Ser B
9.750%, 02/15/17	3,685	3,934

		222,468

Energy — 8.2%
American Petroleum Tankers LLC
10.250%, 05/01/15 (A)	1,295	1,355
Antero Resources
9.375%, 12/01/17	990	1,069
Aquilex Holdings LLC
11.125%, 12/15/16	1,200	1,263
Arch Coal
8.750%, 08/01/16	2,850	3,181
Atlas Energy Operating LLC
12.125%, 08/01/17	190	248
10.750%, 02/01/18	1,845	2,264
Bill Barrett
9.875%, 07/15/16	1,000	1,120
BreitBurn Energy Partners
8.625%, 10/15/20 (A)	1,175	1,235
Brigham Exploration
8.750%, 10/01/18 (A)	895	993
Bristow Group
7.500%, 09/15/17	2,260	2,378
Chaparral Energy
9.875%, 10/01/20 (A)	975	1,085
8.250%, 09/01/21 (A)	1,135	1,155
Chesapeake Energy
9.500%, 02/15/15	1,545	1,916
6.875%, 08/15/18	2,090	2,226
6.625%, 08/15/20	310	325
6.500%, 08/15/17	285	306
Cloud Peak Energy Resources LLC
8.250%, 12/15/17	1,225	1,332
Complete Production Services
8.000%, 12/15/16	760	804
Comstock Resources
7.750%, 04/01/19 (E)	4,252	4,252
Consol Energy
8.250%, 04/01/20 (A)	1,680	1,852
8.000%, 04/01/17 (A)	2,200	2,387
Continental Resources
7.375%, 10/01/20	2,500	2,688
7.125%, 04/01/21 (A)	350	373
Copano Energy LLC
7.750%, 06/01/18	3,000	3,120
Crosstex Energy
8.875%, 02/15/18	2,235	2,464

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

El Paso
7.420%, 02/15/37	$1,000	$991
7.250%, 06/01/18	850	961
7.000%, 06/15/17	270	302
Encore Acquisition
9.500%, 05/01/16	460	520
Energy Transfer Equity
7.500%, 10/15/20	4,188	4,539
EXCO Resources
7.500%, 09/15/18	2,935	2,913
Forbes Energy Services LLC
11.000%, 02/15/15	806	829
Forest Oil
8.500%, 02/15/14	50	56
8.000%, 12/15/11	800	836
7.250%, 06/15/19	2,155	2,230
Frac Tech Services LLC
7.125%, 11/15/18 (A)	1,000	1,035
Frontier Oil
6.875%, 11/15/18	955	998
General Maritime
12.000%, 11/15/17	1,215	1,115
Helix Energy Solutions Group
9.500%, 01/15/16 (A)	3,295	3,427
Hercules Offshore
10.500%, 10/15/17 (A)	1,210	1,201
Hilcorp Energy I
8.000%, 02/15/20 (A)	1,280	1,373
7.625%, 04/15/21 (A)	125	132
Holly
9.875%, 06/15/17	3,135	3,488
International Coal Group
9.125%, 04/01/18	1,915	2,116
Kinder Morgan Finance LLC
6.000%, 01/15/18 (A)	4,100	4,192
Laredo Petroleum
9.500%, 02/15/19 (A)	2,838	2,973
Linn Energy LLC
11.750%, 05/15/17	450	524
9.875%, 07/01/18	1,005	1,126
8.625%, 04/15/20 (A)	1,230	1,371
7.750%, 02/01/21 (A)	485	515
MarkWest Energy Partners
8.750%, 04/15/18	1,325	1,451
Murray Energy
10.250%, 10/15/15 (A)	1,315	1,404
Newfield Exploration
7.125%, 05/15/18	5,635	6,015
6.875%, 02/01/20	1,075	1,142
NFR Energy LLC
9.750%, 02/15/17 (A)	1,220	1,232
9.750%, 02/15/17 (A)	250	252
Oasis Petroleum
7.250%, 02/01/19	1,130	1,147
OPTI Canada
9.000%, 12/15/12 (A)	3,030	3,022
8.250%, 12/15/14	1,890	1,030
7.875%, 12/15/14	820	447
Parker Drilling
9.125%, 04/01/18	3,090	3,322
Penn Virginia
10.375%, 06/15/16	400	449

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Petrohawk Energy
10.500%, 08/01/14	$205	$236
7.875%, 06/01/15	1,895	2,009
7.250%, 08/15/18 (A)	3,340	3,457
7.250%, 08/15/18	2,755	2,851
Petroleum Development
12.000%, 02/15/18	2,730	3,085
Pioneer Drilling
9.875%, 03/15/18	580	632
Plains Exploration & Production
10.000%, 03/01/16	1,140	1,294
7.750%, 06/15/15	410	430
7.625%, 06/01/18	350	374
7.625%, 04/01/20	725	788
7.000%, 03/15/17	1,440	1,501
Pride International
6.875%, 08/15/20	1,880	2,096
Quicksilver Resources
11.750%, 01/01/16	2,200	2,569
7.125%, 04/01/16	5,469	5,319
RAAM Global Energy
12.500%, 10/01/15 (A)	1,490	1,535
Range Resources
8.000%, 05/15/19	4,575	5,038
Regency Energy Partners
9.375%, 06/01/16	500	559
6.875%, 12/01/18	4,000	4,200
SandRidge Energy
9.875%, 05/15/16 (A)	1,185	1,315
8.750%, 01/15/20	2,895	3,127
8.625%, 04/01/15	2,425	2,522
SM Energy
6.625%, 02/15/19	235	238
Targa Resources
11.250%, 07/15/17	3,475	4,057
7.875%, 10/15/18 (A)	2,445	2,579
Tesoro
9.750%, 06/01/19	2,600	2,932
Thermon Industries
9.500%, 05/01/17	1,790	1,938
Trinidad Drilling
7.875%, 01/15/19 (A)	725	759

		159,507

Financials — 11.6%
Algoma Acquisition
9.875%, 06/15/15 (A)	1,725	1,572
Alliant Holdings
11.000%, 05/01/15 (A)	3,400	3,596
Ally Financial
8.000%, 12/31/18	1,250	1,381
8.000%, 11/01/31	3,333	3,816
7.500%, 09/15/20 (A)	5,785	6,327
6.750%, 12/01/14	4,761	5,094
6.250%, 12/01/17 (A)	1,045	1,091
4.500%, 02/11/14	1,035	1,045
American Capital
7.960%, 12/31/13 (A)	1,373	1,360
American General Finance MTN
5.400%, 12/01/15	3,280	2,968
American International Group
8.175%, 05/15/58 (C)	1,805	1,981

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AMO Escrow
11.500%, 12/15/17(A)	$705	$754
Aventine (Escrow)
0.000%, 10/15/49 (B)(G)(H)(I)	2,600	165
Bank of America
8.000%, 12/29/49(C)	1,205	1,272
Cemex Finance LLC
9.500%, 12/14/16(A)	6,410	6,878
9.000%, 01/11/18(A)	1,500	1,553
CEVA Group
11.625%, 10/01/16(A)	3,155	3,502
11.500%, 04/01/18(A)	2,500	2,744
8.375%, 12/01/17(A)	1,000	1,035
CIT Group
7.000%, 05/01/13	162	165
7.000%, 05/01/14	319	325
7.000%, 05/01/15	614	623
7.000%, 05/01/16	9,537	9,620
7.000%, 05/01/17	11,570	11,656
Citigroup Capital XXI
8.300%, 12/21/57(C)	1,065	1,097
City National Bank
9.000%, 08/12/19	4,062	4,667
CNO Financial Group
9.000%, 01/15/18(A)	1,600	1,704
Credit Acceptance
9.125%, 02/01/17	2,600	2,802
9.125%, 02/01/17(A)	400	—
Delphi Financial Group
7.875%, 01/31/20	2,000	2,208
E*Trade Financial
7.375%, 09/15/13	2,500	2,506
E*Trade Financial PIK
12.500%, 11/30/17	2,355	2,791
Energy Future Holdings
10.000%, 12/01/20	3,496	3,649
Express LLC
8.750%, 03/01/18	790	850
Felcor Lodging
10.000%, 10/01/14 ‡	1,320	1,502
Fifth Third Capital Trust IV
6.500%, 04/15/37(C)	1,565	1,526
FireKeepers Development Authority
13.875%, 05/01/15(A)	3,697	4,404
Ford Motor Credit LLC
12.000%, 05/15/15	1,695	2,141
8.700%, 10/01/14	3,235	3,689
8.000%, 12/15/16	1,930	2,186
7.000%, 04/15/15	935	1,019
6.625%, 08/15/17	410	436
Fresenius US Finance II
9.000%, 07/15/15(A)	800	917
Genworth Financial
6.150%, 11/15/66(C)	2,767	2,176
HBOS Capital Funding
6.071%, 06/30/49 (A) (C)	1,900	1,700
Hellas II
6.881%, 01/15/15 (A)(B)(C)	2,100	5
Host Hotels & Resorts
9.000%, 05/15/17 ‡	125	140

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Host Marriott L.P., Ser Q
6.750%, 06/01/16 ‡	$1,755	$1,821
HUB International Holdings
10.250%, 06/15/15(A)	410	426
9.000%, 12/15/14(A)	2,490	2,608
Icahn Enterprises
8.000%, 01/15/18	2,500	2,588
7.750%, 01/15/16	5,500	5,679
ILFC E-Capital Trust I
5.960%, 12/21/65 (A) (C)	800	675
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (C)	2,695	2,345
International Lease Finance
8.750%, 03/15/17(A)	3,315	3,787
8.625%, 09/15/15(A)	1,580	1,781
8.250%, 12/15/20	520	579
7.125%, 09/01/18(A)	310	338
Ironshore Holdings US
8.500%, 05/15/20(A)	5,000	5,262
Level 3 Financing
10.000%, 02/01/18	3,455	3,520
Liberty Mutual Group
7.000%, 03/15/37 (A) (C)	1,530	1,494
Lloyds Banking Group
6.267%, 11/14/16(A)	720	553
5.920%, 09/29/49 (A) (C)	570	437
Marina District Finance
9.875%, 08/15/18(A)	2,275	2,372
9.500%, 10/15/15(A)	430	448
Marlin Water Trust II
6.310%, 07/15/03 (A)(B)	4,000	—
Millennium
7.625%, 11/15/26(B)	200	—
National Life Insurance
10.500%, 09/15/39(A)	1,100	1,385
Nexeo Solutions
8.375%, 03/01/18(E)	1,580	1,608
Norcraft Holdings
10.500%, 12/15/15	625	669
NSG Holdings LLC
7.750%, 12/15/25(A)	2,100	2,061
Nuveen Investments
10.500%, 11/15/15	10,640	10,879
10.500%, 11/15/15	520	532
5.500%, 09/15/15	1,420	1,243
Ohio Casualty
7.300%, 06/15/14	1,050	1,141
Omega Healthcare Investors
7.500%, 02/15/20 ‡	3,505	3,715
ONO Finance II
10.875%, 07/15/19	1,861	2,001
PHH
9.250%, 03/01/16(A)	1,295	1,405
Pinafore LLC
9.000%, 10/01/18(A)	2,235	2,486
Pinnacle Foods Finance LLC
10.625%, 04/01/17	2,835	3,041
8.250%, 09/01/17	1,250	1,298
PNC Preferred Funding Trust II
6.113%, 03/29/49(C)	4,640	3,666
Protective Life
8.450%, 10/15/39	3,140	3,493

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Realogy
7.875%, 02/15/19	$931	$934
Regions Financial
7.750%, 11/10/14	1,405	1,500
Sabra Health Care
8.125%, 11/01/18 ‡ (A)	1,425	1,503
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (A)	3,130	3,130
4.204%, 02/01/14 (A) (C)	445	406
SSI Investment II/CO-ISSR
11.125%, 06/01/18	1,020	1,149
SunTrust Capital VIII
6.100%, 12/15/36 (C)	2,200	2,104
Susquehanna Capital II
11.000%, 03/23/40	1,300	1,436
Susser Holdings LLC
8.500%, 05/15/16	1,115	1,211
Uncle Acquisition
8.625%, 02/15/19	485	517
UPCB Finance III
6.625%, 07/01/20	1,430	1,425
USI Holdings
9.750%, 05/15/15 (A)	4,812	4,956
Vantage Drilling
11.500%, 08/01/15 (A)	4,245	4,754
Ventas Realty LP
6.750%, 04/01/17 ‡	775	822
XL Capital
6.500%, 12/31/49 (C)	2,320	2,146
Yankee Acquisition, Ser B
8.500%, 02/15/15	1,000	1,046
YCC Holdings/Yankee Financial
10.250%, 02/15/16	3,855	3,971
Zayo Group
10.250%, 03/15/17	1,085	1,206

		226,190

Health Care — 3.6%
Biomet
10.375%, 10/15/17	7,015	7,848
10.000%, 10/15/17	8,565	9,539
Bioscrip
10.250%, 10/01/15	5,813	6,133
Community Health Systems
8.875%, 07/15/15	2,210	2,343
DaVita
6.625%, 11/01/20	1,350	1,369
6.375%, 11/01/18	1,805	1,830
HCA
9.875%, 02/15/17	170	191
8.500%, 04/15/19	2,640	2,957
Health Management Associates
6.125%, 04/15/16	2,140	2,172
Healthsouth
8.125%, 02/15/20	3,210	3,483
7.750%, 09/15/22	610	635
7.250%, 10/01/18	610	633
Inventiv Health
10.000%, 08/15/18 (A)	1,425	1,464
Inverness Medical Innovations
9.000%, 05/15/16	5,650	6,031

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MedAssets
8.000%, 11/15/18 (A)	$705	$724
Mylan
7.875%, 07/15/20 (A)	2,320	2,592
7.625%, 07/15/17 (A)	4,100	4,505
6.000%, 11/15/18 (A)	1,085	1,111
Omnicare
6.125%, 06/01/13	279	280
Select Medical
7.625%, 02/01/15	4,135	4,202
Surgical Care Affiliates
8.875%, 07/15/15 (A)	1,636	1,669
Talecris Biotherapeutics
7.750%, 11/15/16	1,440	1,573
Tenet Healthcare
10.000%, 05/01/18	45	53
9.250%, 02/01/15	2,090	2,296
8.875%, 07/01/19	265	301
8.000%, 08/01/20	150	155
United Surgical Partners International
8.875%, 05/01/17	105	111
United Surgical Partners International PIK
9.250%, 05/01/17	3,190	3,373

		69,573

Industrials — 9.4%
ACCO Brands
10.625%, 03/15/15	2,510	2,836
7.625%, 08/15/15	1,050	1,070
Accuride
9.500%, 08/01/18	4,430	4,939
ACL I
10.625%, 02/15/16 (A)	2,400	2,412
Actuant
6.875%, 06/15/17	2,575	2,665
Aguila 3
7.875%, 01/31/18 (A)	225	233
Aircastle
9.750%, 08/01/18	700	780
Alion Science and Technology
12.000%, 11/01/14	2,801	2,938
10.250%, 02/01/15	1,405	1,135
Alliant Techsystems
6.875%, 09/15/20	210	217
6.750%, 04/01/16	4,090	4,223
American Axle & Manufacturing
7.875%, 03/01/17	2,825	2,924
AMGH Merger Sub
9.250%, 11/01/18 (A)	1,682	1,812
Amsted Industries
8.125%, 03/15/18 (A)	3,730	4,010
Ardagh Packaging Finance
9.125%, 10/15/20 (A)	1,485	1,630
ArvinMeritor
10.625%, 03/15/18	610	697
8.125%, 09/15/15	1,295	1,389
Associated Materials LLC
9.125%, 11/01/17 (A)	3,505	3,790
AWAS Aviation Capital
7.000%, 10/15/16 (A)	785	807

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Baker & Taylor
11.500%, 07/01/13 (A)	$1,025	$999
BE Aerospace
8.500%, 07/01/18	650	718
6.875%, 10/01/20	1,165	1,215
Belden
9.250%, 06/15/19	655	725
Berry Plastics
9.750%, 01/15/21 (A)	2,150	2,155
Building Materials
6.875%, 08/15/18(A)	3,245	3,326
Bway Holding
10.000%, 06/15/18 (A)	1,390	1,543
Case New Holland
7.875%, 12/01/17 (A)	960	1,073
Casella Waste Systems
11.000%, 07/15/14	30	34
7.750%, 02/15/19 (A)	1,838	1,884
Cemex Espana Luxembourg
9.250%, 05/12/20 (A)	1,998	2,058
Chart Industries
9.125%, 10/15/15	2,000	2,050
Clean Harbors
7.625%, 08/15/16	517	549
Coleman Cable
9.000%, 02/15/18	3,845	4,009
Columbus McKinnon
7.875%, 02/01/19 (A)	300	311
CPM Holdings
10.625%, 09/01/14 (A)	1,250	1,353
DAE Aviation Holdings
11.250%, 08/01/15 (A)	1,185	1,247
Delta Air Lines
12.250%, 03/15/15 (A)	4,255	4,872
Esterline Technologies
7.000%, 08/01/20	1,755	1,838
Florida East Coast Railway
8.125%, 02/01/17 (A)	750	784
General Cable
7.125%, 04/01/17	1,120	1,152
Geo Group
7.750%, 10/15/17	1,310	1,397
Global Aviation Holdings
14.000%, 08/15/13	2,850	3,285
Graham Packaging
8.250%, 01/01/17	1,130	1,209
8.250%, 10/01/18	1,490	1,605
Graphic Packaging International
9.500%, 06/15/17	1,245	1,382
7.875%, 10/01/18	2,800	3,010
Great Lakes Dredge & Dock
7.375%, 02/01/19 (A)	1,270	1,298
Interface
7.625%, 12/01/18 (A)	1,015	1,078
Interline Brands
7.000%, 11/15/18	2,606	2,704
International Wire Group
9.750%, 04/15/15 (A)	1,105	1,184

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Iron Mountain
8.750%, 07/15/18	$1,400	$1,472
8.375%, 08/15/21	1,115	1,234
Kansas City Southern de Mexico
8.000%, 02/01/18	1,870	2,043
Koppers
7.875%, 12/01/19	1,245	1,351
Kratos
10.000%, 06/01/17	2,250	2,537
Manitowoc
9.500%, 02/15/18	1,960	2,190
8.500%, 11/01/20	1,470	1,599
Masco
7.125%, 03/15/20	115	120
Midwest Vanadium
11.500%, 02/15/18	1,350	1,396
Millar Western Forest
7.750%, 11/15/13	1,375	1,351
Mobile Mini
7.875%, 12/01/20 (A)	1,190	1,267
Mueller Water Products
8.750%, 09/01/20	510	565
7.375%, 06/01/17	1,455	1,419
NXP Funding LLC
10.000%, 07/15/13 (A)	598	662
9.750%, 08/01/18 (A)	3,795	4,336
9.500%, 10/15/15	2,225	2,375
7.875%, 10/15/14	1,500	1,566
Old AII
10.000%, 12/15/16 (B)	1,675	—
Old AII PIK
9.000%, 12/15/14 (B)	950	—
Oshkosh
8.500%, 03/01/20	1,200	1,353
8.250%, 03/01/17	1,405	1,560
Packaging Dynamics
8.750%, 02/01/16	635	650
Plastipak Holdings
10.625%, 08/15/19 (A)	665	758
Ply Gem
13.125%, 07/15/14	1,290	1,416
8.250%, 02/15/18	660	676
Polypore International
7.500%, 11/15/17 (A)	5,425	5,615
Pregis
12.375%, 10/15/13	1,381	1,391
Quality Distribution LLC
11.750%, 11/01/13	250	250
9.875%, 11/01/18 (A)	4,770	5,008
Quebecore
0.000%, 11/15/13 (B)	1,800	—
0.000%, 03/15/16	2,175	109
Radnet Management
10.375%, 04/01/18	1,205	1,208
RailAmerica
9.250%, 07/01/17	1,004	1,112
RBS Global & Rexnord
11.750%, 08/01/16	1,300	1,407
8.500%, 05/01/18	3,355	3,653

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sequa
11.750%, 12/01/15 (A)	$4,400	$4,774
Sequa PIK
13.500%, 12/01/15 (A)	500	554
Solo Cup
10.500%, 11/01/13	990	1,010
Spirit Aerosystems
7.500%, 10/01/17	1,135	1,206
SPX
7.625%, 12/15/14	1,330	1,456
Swift Services Holdings
10.000%, 11/15/18 (A)	1,065	1,166
Swift Transportation LLC
12.500%, 05/15/17 (A)	870	934
syncreon Global Ireland
9.500%, 05/01/18 (A)	3,267	3,389
Terex
10.875%, 06/01/16	1,000	1,170
8.000%, 11/15/17	4,745	4,970
Thermadyne Holdings
9.000%, 12/15/17 (A)	1,800	1,901
Titan International
7.875%, 10/01/17 (A)	4,335	4,638
Trimas
9.750%, 12/15/17	1,020	1,132
Triumph Group
8.625%, 07/15/18	410	452
United Maritime LLC
11.750%, 06/15/15	4,400	4,532
USG
8.375%, 10/15/18 (A)	1,535	1,611
6.300%, 11/15/16	1,975	1,871

		182,969

Information Technology — 4.7%
Activant Solutions
9.500%, 05/01/16	1,975	2,029
Aeroflex
11.750%, 02/15/15	1,650	1,801
Allen Systems Group
10.500%, 11/15/16 (A)	1,460	1,507
Amkor Technology
9.250%, 06/01/16	1,000	1,060
7.375%, 05/01/18	2,425	2,543
Aspect Software
10.625%, 05/15/17 (A)	4,680	4,984
Brocade Communications Systems
6.625%, 01/15/18	480	505
Cardtronics
8.250%, 09/01/18	5,950	6,456
CDW LLC
8.000%, 12/15/18 (A)	2,800	3,010
Compucom Systems
12.500%, 10/01/15 (A)	6,025	6,507
DynCorp International
10.375%, 07/01/17 (A)	3,980	4,278
EchoStar
0.000%, 06/30/19	2,340	2,340
Fidelity National Information Services
7.875%, 07/15/20	970	1,077
7.625%, 07/15/17	1,630	1,797

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Data
12.625%, 01/15/21 (A)	$2,292	$2,401
11.250%, 03/31/16	905	873
10.550%, 09/24/15	4,372	4,645
9.875%, 09/24/15	1,905	1,924
8.875%, 08/15/20 (A)	1,090	1,194
8.750%, 01/15/22 (A)	1,332	1,315
8.250%, 01/15/21 (A)	1,144	1,138
Freescale Semiconductor
10.750%, 08/01/20 (A)	890	1,028
10.125%, 03/15/18 (A)	315	361
9.250%, 04/15/18 (A)	7,170	7,995
Interactive Data Corp
10.250%, 08/01/18 (A)	1,335	1,487
JDA Software Group
8.000%, 12/15/14	1,010	1,102
Magnachip Semiconductor
10.500%, 04/15/18	2,400	2,712
Seagate HDD
7.750%, 12/15/18 (A)	1,415	1,450
Smart Modular
5.803%, 04/01/12 (C)	760	760
Spansion LLC
7.875%, 11/15/17 (A)	1,555	1,586
STATS ChipPAC
7.500%, 08/12/15 (A)	2,200	2,401
Stratus Technologies
12.000%, 03/29/15 (A)	2,575	2,318
SunGard Data Systems
10.250%, 08/15/15	5,947	6,267
7.375%, 11/15/18 (A)	2,357	2,434
Unisys
14.250%, 09/15/15 (A)	1,660	1,979
12.750%, 10/15/14 (A)	4,545	5,374

		92,638

Materials — 6.1%
AK Steel
7.625%, 05/15/20	1,992	2,032
Aleris International
7.625%, 02/15/18 (A)	915	931
Appleton Papers
10.500%, 06/15/15 (A)	1,040	1,076
Ashland
9.125%, 06/01/17	2,860	3,327
Atkore International
9.875%, 01/01/18 (A)	2,350	2,559
Boise Paper Holding
9.000%, 11/01/17	1,670	1,862
Cascades
7.875%, 01/15/20	1,440	1,503
Celanese US Holdings LLC
6.625%, 10/15/18 (A)	750	784
Century Aluminum
8.000%, 05/15/14	1,071	1,115
CF Industries
7.125%, 05/01/20	1,000	1,123
6.875%, 05/01/18	5,605	6,190
Chemtura
7.875%, 09/01/18 (A)	2,300	2,455
Clearwater Paper
10.625%, 06/15/16	855	977
7.125%, 11/01/18 (A)	255	264

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Domtar
10.750%, 06/01/17	$3,500	$4,480
9.500%, 08/01/16	250	300
Ferro
7.875%, 08/15/18	1,000	1,065
FMG Resources
7.000%, 11/01/15 (A)	2,205	2,288
6.875%, 02/01/18 (A)	215	220
Georgia-Pacific
8.000%, 01/15/24	1,680	1,926
7.125%, 01/15/17 (A)	4,960	5,270
7.000%, 01/15/15 (A)	605	626
Georgia-Pacific LLC
8.250%, 05/01/16 (A)	1,460	1,646
Graham Packaging
9.875%, 10/15/14	1,285	1,330
Headwaters
11.375%, 11/01/14	1,020	1,198
Hexion US Finance/Nova Scotia
9.000%, 11/15/20 (A)	1,750	1,862
8.875%, 02/01/18	2,375	2,550
Huntsman International LLC
8.625%, 03/15/20	535	594
8.625%, 03/15/21 (A)	305	339
7.375%, 01/01/15	270	276
5.500%, 06/30/16	755	746
Ineos Finance
9.000%, 05/15/15 (A)	15	16
Ineos Group Holdings PLC
8.500%, 02/15/16 (A)	985	995
Lyondell Chemical
11.000%, 05/01/18	9,977	11,449
8.000%, 11/01/17 (A)	5,399	6,077
MacDermid
9.500%, 04/15/17 (A)	1,400	1,491
Momentive
0.000%, 06/04/17 (G)(H)	2,300	2,013
Momentive Performance Materials
9.000%, 01/15/21 (A)	4,335	4,611
Neenah Foundry
15.000%, 07/29/15	117	115
NewPage
11.375%, 12/31/14	625	623
Noranda Aluminum Acquisition
5.193%, 05/15/15 (C)	3,230	3,012
Nova Chemicals
8.625%, 11/01/19	565	624
Packaging Dynamics
8.750%, 02/01/16	1,919	1,965
Packaging Dynamics Finance
10.000%, 05/01/16 (A)	1,165	1,235
PE Paper Escrow GmbH
12.000%, 08/01/14 (A)	590	681
PH Glatfelter
7.125%, 05/01/16	1,115	1,140
7.125%, 05/01/16	175	179
Polymer Group
7.750%, 02/01/19	2,510	2,614
PolyOne
7.375%, 09/15/20	1,885	1,998

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rain CII Carbon LLC and CII Carbon
8.000%, 12/01/18 (A)	$390	$416
Reichhold Industries
9.000%, 08/15/14 (A)	2,716	2,397
Rhodia
6.875%, 09/15/20 (A)	2,605	2,667
Ryerson
12.000%, 11/01/15	1,725	1,863
Scotts Miracle-Gro
7.250%, 01/15/18	385	408
Sealed Air
7.875%, 06/15/17	1,320	1,469
Solutia
8.750%, 11/01/17	1,685	1,864
7.875%, 03/15/20	1,000	1,100
Standard Steel LLC
12.000%, 05/01/15 (A)	3,470	3,596
Steel Dynamics
7.625%, 03/15/20 (A)	905	973
Verso Paper Holdings LLC
11.500%, 07/01/14	1,460	1,610
8.750%, 02/01/19	560	585
Verso Paper Holdings LLC, Ser B
11.375%, 08/01/16	1,330	1,413
Vertellus Specialties
9.375%, 10/01/15 (A)	4,165	4,480

		118,593

Telecommunication Services — 11.6%
Affinion Group
11.500%, 10/15/15	2,550	2,684
7.875%, 12/15/18 (A)	3,895	3,729
Avaya
10.125%, 11/01/15	2,886	2,987
9.750%, 11/01/15	1,000	1,035
7.000%, 04/01/19 (A)	3,640	3,604
Buccaneer Merger Sub
9.125%, 01/15/19 (A)	2,830	3,056
CCH II LLC
13.500%, 11/30/16	500	606
CCO Holdings LLC
8.125%, 04/30/20	2,511	2,709
7.875%, 04/30/18	2,190	2,338
7.250%, 10/30/17	190	199
7.000%, 01/15/19 (A)	1,995	2,025
7.000%, 01/15/19	465	473
Cengage Learning Holdco
13.750%, 07/15/15 (A)	4,100	4,202
Cequel Communications Holdings I LLC and Cequel Capital
8.625%, 11/15/17 (A)	4,859	5,138
Cincinnati Bell
8.375%, 10/15/20	1,305	1,289
Clear Channel Communications
9.250%, 12/15/17	2,870	3,193
9.000%, 03/01/21 (A)	2,110	2,144
Clearwire Communications LLC
12.000%, 12/01/15 (A)	4,000	4,360
12.000%, 12/01/15 (A)	7,470	8,142
12.000%, 12/01/17 (A)	1,450	1,566

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cleveland Unlimited
13.500%, 12/15/10 (A)(B)(C)	$4,260	$3,621
Cogent Communications Group
8.375%, 02/15/18 (A)	680	706
Columbus International
11.500%, 11/20/14 (A)	1,265	1,448
CommScope
8.250%, 01/15/19 (A)	2,245	2,329
8.250%, 01/15/19 (A)	205	213
Cricket Communications
7.750%, 10/15/20	1,165	1,115
Crown Castle International
9.000%, 01/15/15	1,005	1,131
CSC Holdings
8.625%, 02/15/19	2,650	3,054
Deltacom
10.500%, 04/01/16	805	883
Digicel
12.000%, 04/01/14 (A)	600	703
8.250%, 09/01/17 (A)	4,419	4,618
Digicel Group
10.500%, 04/15/18 (A)	2,905	3,312
Digital Content Protection
10.750%, 08/15/15 (A)	3,000	2,910
Frontier Communications
8.500%, 04/15/20	45	50
6.625%, 03/15/15	1,100	1,167
GCI
8.625%, 11/15/19	1,735	1,908
Global Crossings
12.000%, 09/15/15	1,615	1,853
GXS Worldwide
9.750%, 06/15/15	10,049	10,225
Inmarsat Finance
7.375%, 12/01/17 (A)	2,450	2,634
Intelsat Bermuda
11.250%, 06/15/16	3,980	4,259
Intelsat Jackson Holdings
9.500%, 06/15/16	1,300	1,375
8.500%, 11/01/19 (A)	1,345	1,476
7.250%, 10/15/20 (A)	1,415	1,454
Intelsat Luxembourg
11.500%, 02/04/17	4,110	4,563
11.250%, 02/04/17	2,815	3,114
Intelsat Subsidiary Holding
8.875%, 01/15/15	1,275	1,313
8.875%, 01/15/15 (A)	2,035	2,086
iPCS PIK
3.554%, 05/01/14 (C)	206	202
Lamar Media
7.875%, 04/15/18	2,470	2,655
Liberty Media LLC
8.250%, 02/01/30	2,240	2,173
Lucent Technologies
6.450%, 03/15/29	2,130	1,853
MetroPCS Wireless
7.875%, 09/01/18	3,010	3,179
6.625%, 11/15/20	3,000	2,921

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nexstar/Mission Broadcast
8.875%, 04/15/17	$2,100	$2,278
Nextel Communications
6.875%, 10/31/13	1,091	1,100
Nielsen Finance LLC
11.500%, 05/01/16	224	264
7.750%, 10/15/18 (A)	3,000	3,244
NII Capital
10.000%, 08/15/16	2,755	3,120
Open Solutions
9.750%, 02/01/15 (A)	5,090	3,372
Orascom Telecom Finance
7.875%, 02/08/14 (A)	1,000	965
PAETEC Escrow
9.875%, 12/01/18 (A)	2,230	2,403
PAETEC Holding
9.500%, 07/15/15	1,116	1,176
8.875%, 06/30/17	845	917
Quebecor Media
7.750%, 03/15/16	3,045	3,167
Qwest
7.500%, 06/15/23	710	712
7.250%, 10/15/35	1,200	1,200
Qwest Communications International
8.000%, 10/01/15	100	109
7.500%, 02/15/14	295	299
7.125%, 04/01/18	810	869
Qwest Communications International, Ser B
7.500%, 02/15/14	1,370	1,391
Sable International Finance MTN
7.750%, 02/15/17 (A)	640	682
SBA Telecommunications
8.250%, 08/15/19	315	347
8.000%, 08/15/16	305	332
Sinclair Television Group
9.250%, 11/01/17 (A)	1,900	2,147
8.375%, 10/15/18 (A)	1,820	1,925
Sitel LLC
11.500%, 04/01/18 (A)	1,180	1,091
Sprint Capital
8.750%, 03/15/32	7,145	7,431
6.900%, 05/01/19	545	550
Telcordia Technologies
11.000%, 05/01/18 (A)	8,540	9,565
Telesat Canada
12.500%, 11/01/17	935	1,126
Trilogy International
10.250%, 08/15/16 (A)	70	71
TW Telecom
8.000%, 03/01/18	2,455	2,633
U.S. West
7.250%, 09/15/25	375	396
6.875%, 09/15/33	275	274
Univision Communications
8.500%, 05/15/21 (A)	3,475	3,623
7.875%, 11/01/20 (A)	2,000	2,145
UPC Holding BV
9.875%, 04/15/18 (A)	3,715	4,124
Videotron
9.125%, 04/15/18	1,045	1,173

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Virgin Media Finance
9.500%, 08/15/16	$930	$1,073
8.375%, 10/15/19	1,095	1,241
Visant
10.000%, 10/01/17	2,660	2,879
West
11.000%, 10/15/16	1,350	1,470
Wind Acquisition Finance
11.750%, 07/15/17(A)	4,248	4,874
7.250%, 02/15/18(A)	765	790
Wind Acquisition Holdings Finance
12.250%, 07/15/17(A)	1,418	1,659
Windstream
8.625%, 08/01/16	2,330	2,476
8.125%, 09/01/18	575	615
XM Satellite Radio
7.625%, 11/01/18(A)	5,180	5,491
XM Satellite Radio Holdings
13.000%, 08/01/13(A)	5,910	7,048

		227,819

Utilities — 2.2%
AES
9.750%, 04/15/16	1,655	1,924
8.000%, 06/01/20	660	723
Calpine
7.875%, 07/31/20(A)	3,503	3,704
7.500%, 02/15/21(A)	2,653	2,713
7.250%, 10/15/17(A)	455	477
Calpine Generating LLC
14.320%, 04/01/11 (B) (C)	1,500	191
Dynegy Holdings
7.750%, 06/01/19	3,255	2,352
7.625%, 10/15/26	995	662
Edison Mission Energy
7.625%, 05/15/27	1,400	1,022
7.000%, 05/15/17	810	658
Elwood Energy LLC
8.159%, 07/05/26	869	864
Energy Future Holdings
10.875%, 11/01/17	359	298
10.250%, 01/15/20(A)	880	916
GenOn Escrow
9.500%, 10/15/18(A)	900	943
Mirant Americas Generation LLC
8.500%, 10/01/21	1,550	1,635
North American Energy Alliance LLC
10.875%, 06/01/16(A)	1,300	1,469
NRG Energy
8.500%, 06/15/19	1,895	2,018
8.250%, 09/01/20(A)	1,820	1,915
7.625%, 01/15/18(A)	345	359
7.375%, 02/01/16	2,570	2,660
7.375%, 01/15/17	2,000	2,107
Public Service of New Mexico
7.950%, 05/15/18	2,800	3,160
Puget Sound Energy, Ser A
6.974%, 06/01/67(C)	1,035	1,025
Sabine Pass LNG LP
7.500%, 11/30/16(A)	1,880	1,903
7.500%, 11/30/16	6,920	7,007

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TXU
6.500%, 11/15/24	$875	$409

		43,114

Total Corporate Obligations (Cost $1,551,880) ($ Thousands)		1,660,697

LOAN PARTICIPATIONS — 6.1%
AL Gulf Coast Terminals
6.750%, 06/02/16	1,926	1,916
Alliance Laundry
6.250%, 09/23/16	1,860	1,875
American General Finance
7.250%, 04/08/15	3,420	3,449
Aspen Dental
7.750%, 10/06/16	998	998
Asurion
6.750%, 03/31/15	1,500	1,519
Asurion 2nd Lien
6.761%, 07/03/15	4,485	4,456
Attachmate
0.000%, 02/25/17(F)	1,750	1,733
Avaya
3.034%, 10/26/14	2,244	2,176
Aventine Renewable Energy Holdings
10.500%, 12/01/15	4,415	4,395
Awas Finance
7.750%, 05/30/16	3,038	3,115
Boston Generating
11.250%, 12/20/16	185	—
8.500%, 06/20/14	650	15
Caesar’s Entertainment
3.303%, 01/28/15	600	556
Central Parking
2.563%, 05/22/14	616	517
Central Parking 1st Lien Term Loan
2.563%, 05/22/14	1,710	1,434
Claire’s Stores
3.054%, 05/27/14	135	131
3.044%, 05/27/14	808	787
Clear Channel
3.905%, 01/29/16	62	57
Clopay
7.750%, 09/30/16	1,975	1,985
Cristal Inorganic Chemicals US
6.053%, 11/15/14	3,050	3,044
CTV TLB
0.000%, 12/27/14(F)	695	703
First Data
3.012%, 09/24/14	1,773	1,675
First Data Term Loan B-3
3.012%, 09/24/14	2,000	1,889
Gambro Aktiebolag
5.034%, 12/05/15	922	894
4.534%, 11/24/16	1,054	1,038
0.000%, 11/24/16(F)	1,000	985

12	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Georgia Pacific
2.303%, 12/20/12	$163	$163
Green Valley Ranch Gaming
3.507%, 08/06/14 (B)	2,000	32
Guitar Center
3.770%, 10/09/13	3,086	3,044
Harrah’s Operating
9.500%, 10/31/16	2,970	3,144
3.303%, 01/28/15	2	2
3.288%, 01/28/15	1,575	1,460
Iasis Healthcare
5.554%, 06/13/14	5,643	5,520
Ineos US Finance LLC
8.000%, 12/16/14	1,544	1,601
7.500%, 12/16/13	1,353	1,396
Infor Global Enterprise Solutions
6.510%, 03/02/14	210	182
Infor Global Enterprise Solutions Tranche 1
6.510%, 03/02/14	1,073	930
Infor Global Solutions
8.260%, 08/29/14	4,645	2,805
Infor Global Solutions Intermediate Holdings
6.512%, 03/02/14	2,217	1,921
Intelsat Jackson Holdings
2.803%, 02/01/14	2,400	2,256
Inventiv Health
6.500%, 05/07/16	1,493	1,499
Kalispel Tribal Economic Authority
7.500%, 01/31/17	3,300	3,234
Medical Card
12.000%, 09/15/16	2,105	2,168
Merrill Communications LLC
7.500%, 12/24/12	1,400	1,397
Metroflag, 2nd Lien
14.000%, 01/06/09 (B)	325	—
MGM Mirage
7.000%, 02/21/14	989	974
NBTY
6.250%, 07/14/17	1,150	1,162
NCO Group
7.500%, 05/15/13	2,885	2,857
Nelson Education
2.803%, 07/05/14	1,500	1,354
Nuveen Investments
12.500%, 11/09/14	810	865
12.500%, 07/31/15	1,110	1,185
Obsidian Natural Gas Trust
7.000%, 11/02/15	2,861	2,932
Open Link Financial
10.250%, 11/06/15	2,750	2,874
PQ
6.770%, 06/14/14	1,450	1,425
Realogy
13.500%, 10/15/17	1,140	1,255
3.303%, 10/10/13	232	223
3.286%, 10/10/13	514	492
3.261%, 10/10/13	103	99
Revel Entertainment Group Term Loan B
0.000%, 01/24/17(F)	1,050	1,047

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rexnord
7.296%, 03/01/13	$2,191	$1,857
Shield Finance
7.750%, 06/15/16	2,955	2,977
Simmons Holdco, Unsecured
0.000%, 02/15/12 (F)	1,697	—
Smart Technologies
7.283%, 08/28/15	900	895
Summit Material
6.500%, 12/03/15	1,800	1,801
Targa Resources
3.304%, 02/09/15	785	765
3.260%, 02/09/15	770	751
Telx
8.250%, 06/17/15	3	2
8.000%, 06/17/15	993	983
Texas Competitive Electric
3.803%, 10/10/14	4,639	3,904
3.764%, 10/10/14	3,062	2,576
3.761%, 10/10/14	731	614
Tomkins, LLC
0.000%, 09/29/15 (F)	1,381	1,381
Tronox
7.000%, 10/14/15	1,710	1,724
Vertafore
9.750%, 10/27/17	545	557
Wide Open West Finance
6.511%, 06/27/15	4,098	3,811
Zuffa
7.500%, 06/19/15	1,778	1,791

Total Loan Participations (Cost $116,247) ($ Thousands)		119,229

COLLATERALIZED DEBT OBLIGATIONS — 2.5%

Other Asset-Backed Securities — 2.5%
ACAS Business Loan Trust, Ser 2007-2A, Cl A
0.714%, 11/18/19 (A) (C)	8,855	8,590
ACAS, Ser 2007-1A, Cl A1J
0.613%, 04/20/21 (A) (C)	6,476	5,343
CIFC Funding, Ser 2007-3A, Cl B
1.553%, 07/26/21 (A) (C)	2,700	2,015
CIT CLO, Ser 2007-1A, Cl D
2.304%, 06/20/21 (A) (C)	3,000	2,160
CIT CLO, Ser 2007-1A, Cl E
5.304%, 06/20/21 (C)	926	648
Duane Street CLO, Ser 2007-5A, Cl SN
0.000%, 10/14/21 (A)	3,500	1,750
Emporia Preferred Funding, Ser 2007-3A, Cl C
1.203%, 04/23/21 (A) (C)	2,024	1,548
FM Leveraged Capital, Ser 2006-2A, Cl B
0.783%, 11/15/20 (A) (C)	4,163	3,539
FM Leveraged Capital, Ser 2006-2A, Cl D
1.913%, 11/15/20 (A) (C)	915	663

13	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Grayson CLO, Ser 2006-1A, Cl A1B
0.664%, 11/01/21 (A) (C)	$7,684	$5,648
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.604%, 08/01/21 (A) (C)	6,606	5,780
Rockwall CDO, Ser 2006-1A, Cl A2L
0.954%, 08/01/21 (A) (C)	3,759	2,706
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.554%, 08/01/24 (A) (C)	7,556	6,233
Sargas CLO, Ser 2006-1A, Cl INC
0.705%, 10/20/18 (A)	3,167	966
Stone Tower CDO, Ser 2004-1A, Cl A1LA
0.804%, 01/29/20 (A) (C)	1,601	1,393

Total Collateralized Debt Obligations (Cost $43,080) ($ Thousands)		48,982

ASSET-BACKED SECURITIES — 0.9%

Other Asset-Backed Securities — 0.9%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.816%, 03/15/19 (C)	2,551	1,824
Cajun Global LLC, Ser 2011-1A
5.955%, 02/20/41 (A)	1,600	1,600
Colts Trust, Ser 2007-1A, Cl A
0.534%, 03/20/21 (A) (C)	2,428	2,221
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	1,403	1,445
Jasper CLO, Ser 2005-1A, Cl A
0.574%, 08/01/17 (A) (C)	3,360	3,100
Newstar Trust, Ser 2007-1A, Cl A1
0.551%, 09/30/22 (A) (C)	9,232	8,447

Total Asset-Backed Securities (Cost $17,699) ($ Thousands)		18,637

AUCTION RATE PREFERRED SECURITIES — 0.6%
BlackRock Municipal Income Quality Trust	14,500	1,305
BlackRock Municipal Income Trust	27,000	2,430
BlackRock MuniVest Fund II	9,250	833
BlackRock MuniYield Fund	11,750	1,058
BlackRock MuniYield New Jersey Fund	14,500	1,406
Invesco Insured Municipal Income Trust	25,000	2,212
Invesco Van Kampen Senior Income Trust	25,000	2,213

Auction Rate Preferred Securities (Cost $10,871) ($ Thousands)		11,457

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

COMMON STOCK — 0.5%
Aventine Renewable Energy Holdings * (A)	63,167	$1,784
Core-Mark Holding *	812	28
Dana Holdings *	67,821	1,280
Delta Air Lines *	2,632	29
Dex One *	42,145	222
LyondellBasell Industries, Cl A *	139,476	5,311
Neenah Enterprises *(G)(H)	21,556	97
Solutia *	368	9
VSS AHC, Cl A *(G)(H)(I)	43,496	519

Total Common Stock (Cost $6,694) ($ Thousands)		9,279

PREFERRED STOCK — 0.4%
Ally Financial, 7.000% (A)	5	4,732
Axis Capital Holdings,7.500%, Ser B (C)	13	1,242
Dana Holding, 4.000% (A)	6	944
General Motors, 4.750% CV to 1.2626*	6	299

Total Preferred Stock (Cost $5,054) ($ Thousands)		7,217

CONVERTIBLE BONDS — 0.4%
Hologic CV to 25.9110
2.000%, 12/15/37	$965	930
Leap Wireless International CV to 10.7290
4.500%, 07/15/14	1,568	1,458
Liberty Media LLC CV to 60.0532
3.750%, 02/15/30	2,890	1,600
Liberty Media LLC CV to 82.0325
4.000%, 11/15/29	2,025	1,165
Lions Gate Entertainment CV to 86.9565
2.938%, 10/15/24	1,555	1,545
Live Nation Entertainment CV to 36.8395
2.875%, 07/15/27	1,101	990
Mirant CV to 14.7167
0.000%, 06/15/21 (B)	1,950	4
Vector Group CV to 59.3618
12.921%, 06/15/26 (C)	410	475

Total Convertible Bonds (Cost $7,634) ($ Thousands)		8,167

	Number of warrants

WARRANT — 0.0%
Alion Science and Technology, Expires 03/15/17 *	2,975	—

Total Warrant (Cost $0) ($ Thousands)		—

14	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2011

Description	Number of Contracts/ Shares	Market Value ($ Thousands)

PURCHASED SWAPTION — 0.0%
March 2011 CDX.NA.HY.15 INDEX Put, Expires 3/16/2011, Strike Price $1.00 *	21,600,000	$10

Total Purchased Swaption (Cost $691) ($ Thousands)		10

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090%**†	75,229,771	75,230

Total Cash Equivalent (Cost $75,230) ($ Thousands)		75,230

Total Investments — 100.2% (Cost $1,835,080)($ Thousands)††		$1,958,905

A summary of outstanding swap agreements held by the Fund at February 28, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($Thousands)
Barclays Bank PLC	CDX.NA.HY.13-V2 Index	BUY	5.00	12/20/14	14,058	$(1,832)

Percentages are based on a Net Assets of $1,954,922($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2011.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2011. The date reported on the Schedule of Investments is the final maturity date.

(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Security is when-issued.

(F)	Unsettled Bank Loan. Interest Rate is not available.

(G)	Security considered illiquid. The total value of such securities as of February 28, 2011 was $2,794 ($ Thousands) or 0.14% of net assets.

(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of February 28, 2011 was $2,794 ($ Thousands) or 0.14% of net assets.

(I)	Security considered restricted. The total value of such securities as of February 28, 2011 was $684 ($ Thousands) or 0.03% of net assets.

††	At February 28, 2011, the tax basis cost of the Fund’s investments was $1,835,080($ Thousands), and the unrealized appreciation and depreciation were $148,656 ($ Thousands) and $(24,831)($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

L.P. — Limited Partnership

LLP — Limited Liability Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

15	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2011

The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,643,402	$17,295	$1,660,697
Collateralized Debt Obligation	—	—	48,982	48,982
Asset-Backed Securities	—	8,590	10,047	18,637
Preferred Stock	1,243	5,974	—	7,217
Common Stock	6,879	—	2,400	9,279
Convertible Bonds	—	8,163	4	8,167
Auction Rate Preferred Securities	—	—	11,457	11,457
Purchased Swaption	—	10	—	10
Warrants	—	—	—	—
Loan Participations	—	106,364	12,865	119,229
Cash Equivalent	75,230	—	—	75,230

Total Investments in Securities	$83,352	$1,772,503	$103,050	$1,958,905

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$(1,832)	$—	$(1,832)

Total Other Financial Instruments	$—	$(1,832)	$—	$(1,832)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands:

	Investments in Corporate Obligations	Investments in Collateralized Debt Obligations
Beginning balance as of June 1, 2010	$20,182	$31,115
Accrued discounts/premiums	—	740
Realized gain/(loss)	(36)	(3,273)
Change in unrealized appreciation/(depreciation)	(3,855)	18,625
Net purchases/sales	183	1,775
Net transfer in and/or out of Level 3	821	—

Ending balance as of February 28, 2011	$17,295	$48,982

Changes in unrealized gains/(losses) included in earnings related to securities still held at report end	$409	$4,595

	Investments in Convertible Bonds	Investments in Auction Rate Preferred Securities
Beginning balance as of June 1, 2010	$4	$6,622
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	410
Net purchases/sales	—	4,425
Net transfer in and/or out of Level 3	—	—

Ending balance as of February 28, 2011	$4	$11,457

Changes in unrealized gains/(losses) included in earnings related to securities still held at report end	$—	$352

	Investments in Common Stock	Investments in Loan Participations
Beginning balance as of June 1, 2010	$3,007	$15,914
Accrued discounts/premiums	—	149
Realized gain/(loss)	—	(999)
Change in unrealized appreciation/(depreciation)	(704)	352
Net purchases/sales	—	(1,331)
Net transfer in and/or out of Level 3	97	(1,220)

Ending balance as of February 28, 2011	$2,400	$12,865

Changes in unrealized gains/(losses) included in earnings related to securities still held at report end	$(714)	$209

	Investments in Asset-Backed Securities	Investments in Preferred Stock
Beginning balance as of June 1, 2010	$—	$363
Accrued discounts/premiums	27	—
Realized gain/(loss)	—	(576)
Change in unrealized appreciation/(depreciation)	364	213
Net purchases/sales	9,656	—
Net transfer in and/or out of Level 3	—	—

Ending balance as of February 28, 2011	$10,047	$—

Changes in unrealized gains/(losses) included in earnings related to securities still held at report end	$—	$—

For the period ended February 28,2011, the transfers out of Level 1 and into Level 2 were $— ($ Thousands) and the transfers out of Level 2 into Level 1 were $1,535 ($ Thousands). The transfers related to the fair value of certain international Securities

For the six month period ended February 28, 2011, the transfers out of Level 2 and into Level 3 were $12,184 ($ Thousands) and the transfers out of Level 3 into Level 2 were $12,486 ($ Thousands). The transfers related to the fair value of certain international Securities

16	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments

High Yield Bond Fund

February 28, 2011

Restricted Securities — At February 28, 2011, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at February 28, 2011 are as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventin	2,600	11/30/10	11/30/10	$—	$165	0.01%
VSS AHC	43	9/25/09	9/25/09	551	519	0.03%

17	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 62.5%

Consumer Discretionary — 7.2%
Comcast
6.450%, 03/15/37	$13,705	$14,345
6.400%, 05/15/38	2,127	2,214
6.400%, 03/01/40	4,389	4,567
Comcast Cable Communications Holdings
9.455%, 11/15/22	3,750	5,113
COX Communications
8.375%, 03/01/39(A)	5,975	7,644
6.950%, 06/01/38(A)	4,883	5,361
CVS Pass-Through Trust
8.353%, 07/10/31(A)	2,270	2,745
CVS Caremark
6.125%, 09/15/39	14,825	15,387
DirecTV Holdings
6.000%, 08/15/40	7,870	7,700
Historic TW
6.625%, 05/15/29	3,995	4,324
Home Depot
5.400%, 09/15/40	3,842	3,657
Lowe’s
7.110%, 05/15/37	1,402	1,665
5.800%, 04/15/40	4,000	4,209
McDonald’s
6.300%, 03/01/38	6,015	6,969
NBC Universal
6.400%, 04/30/40(A)	3,725	3,892
5.950%, 04/01/41(A)	13,301	13,099
4.375%, 04/01/21(A)	4,450	4,283
News America
8.150%, 10/17/36	2,355	2,900
7.850%, 03/01/39	6,275	7,595
7.700%, 10/30/25	1,450	1,727
6.900%, 08/15/39	2,775	3,105
6.750%, 01/09/38	2,260	2,434
6.650%, 11/15/37	4,855	5,204
6.150%, 03/01/37	1,945	1,970
6.150%, 02/15/41	3,195	3,248
TCI Communications
7.875%, 02/15/26	635	772
Time Warner
7.700%, 05/01/32	3,448	4,112
7.625%, 04/15/31	14,455	17,082
7.570%, 02/01/24	295	351
Time Warner Cable
8.750%, 02/14/19	6,730	8,505
8.250%, 04/01/19	3,075	3,787
7.300%, 07/01/38	1,757	1,979
6.750%, 06/15/39	3,650	3,885
5.875%, 11/15/40	6,525	6,196
Time Warner Entertainment
8.375%, 07/15/33	5,700	7,076
Wal-Mart Stores
6.200%, 04/15/38	8,250	9,184
5.625%, 04/01/40	7,517	7,831
5.000%, 10/25/40	2,540	2,401
Yum! Brands
6.875%, 11/15/37	3,825	4,340

		212,858

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 3.1%
Altria Group
10.200%, 02/06/39	$8,190	$11,583
Anheuser-Busch
6.450%, 09/01/37	945	1,075
Anheuser-Busch InBev Worldwide
8.200%, 01/15/39(A)	4,430	5,951
6.875%, 11/15/19(A)	6,000	7,135
6.375%, 01/15/40	2,345	2,670
Diageo Capital
5.875%, 09/30/36	2,653	2,828
General Mills
5.400%, 06/15/40	1,090	1,091
HJ Heinz Finance
7.125%, 08/01/39(A)	7,270	8,661
Kellogg
4.000%, 12/15/20	8,550	8,407
Kraft Foods
6.875%, 02/01/38	11,385	12,772
6.500%, 02/09/40	9,560	10,295
PepsiCo
5.500%, 01/15/40	4,215	4,403
Philip Morris International
6.375%, 05/16/38	1,705	1,958
President and Fellows of Harvard College
5.625%, 10/01/38	5,015	5,363
Ralcorp Holdings
6.625%, 08/15/39	6,000	6,160
Sara Lee
4.100%, 09/15/20	1,235	1,189

		91,541

Energy — 6.8%
Apache
5.100%, 09/01/40	3,030	2,813
BG Energy Capital
4.000%, 12/09/20(A)	3,415	3,319
Canadian Natural Resources
6.250%, 03/15/38	3,000	3,243
Cenovus Energy
6.750%, 11/15/39	4,515	5,138
ConocoPhillips
6.500%, 02/01/39	14,430	16,751
5.900%, 05/15/38	6,380	6,831
Diamond Offshore Drilling
5.700%, 10/15/39	828	819
El Paso Pipeline Partners Operating LLC
7.500%, 11/15/40	7,575	8,565
Encana
6.500%, 02/01/38	3,625	3,942
ENI
5.700%, 10/01/40(A)	2,675	2,495
EQT
8.125%, 06/01/19	8,455	10,024
Hess
6.000%, 01/15/40	4,544	4,644
5.600%, 02/15/41	4,865	4,707
Husky Energy
7.250%, 12/15/19	10,025	11,915

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kinder Morgan Energy Partners
6.375%, 03/01/41(D)	$3,140	$3,159
Marathon Oil
6.600%, 10/01/37(A)	3,700	4,058
Marathon Petroleum
6.500%, 03/01/41(A)	5,340	5,410
Motiva Enterprises LLC
6.850%, 01/15/40(A)	5,685	6,587
Noble Holding International
6.200%, 08/01/40	2,810	2,919
Panhandle Eastern Pipeline
8.125%, 06/01/19	2,900	3,417
7.000%, 06/15/18	700	784
Petrobras International Finance
6.875%, 01/20/40	4,950	5,125
Petro-Canada
6.800%, 05/15/38	3,725	4,181
Shell International Finance BV
5.500%, 03/25/40	14,321	14,743
Southern Natural Gas
7.350%, 02/15/31	870	983
Spectra Energy Capital LLC
7.500%, 09/15/38	1,913	2,248
6.750%, 02/15/32	3,000	3,218
Statoil
5.100%, 08/17/40	6,300	6,068
Suncor Energy
6.850%, 06/01/39	3,675	4,174
Talisman Energy
7.250%, 10/15/27	3,325	3,846
Tennessee Gas Pipeline
8.375%, 06/15/32	2,655	3,296
TransCanada PipeLines
7.625%, 01/15/39	2,500	3,106
7.250%, 08/15/38	3,100	3,689
6.100%, 06/01/40	7,875	8,320
Valero Energy
10.500%, 03/15/39	2,021	2,878
7.500%, 04/15/32	4,420	4,923
6.125%, 02/01/20	3,007	3,244
Williams
7.875%, 09/01/21	2,592	3,240
7.750%, 06/15/31	2,264	2,695
XTO Energy
6.100%, 04/01/36	8,315	9,484

		201,001

Financials — 24.8%
ACE INA Holdings
6.700%, 05/15/36	4,677	5,423
Aflac
6.900%, 12/17/39	8,565	9,436
Alta Wind Holdings
7.000%, 06/30/35(A)	5,000	5,287
American Express
8.150%, 03/19/38	3,910	5,208
8.125%, 05/20/19	5,615	7,021
7.000%, 03/19/18	1,840	2,161
Assurant
6.750%, 02/15/34	3,095	3,081
BAC Capital Trust XV
1.096%, 06/01/56(B)	8,000	5,446

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America
6.500%, 09/15/37	$2,700	$2,738
5.750%, 12/01/17	5,750	6,147
5.650%, 05/01/18	22,040	23,292
Bank of America, Ser A
8.070%, 12/31/26(A)	5,095	5,171
Bank One Capital III
8.750%, 09/01/30	3,550	4,380
Barclays Bank
5.125%, 01/08/20	5,150	5,261
Bear Stearns
7.250%, 02/01/18	5,468	6,442
6.400%, 10/02/17	9,175	10,428
Blackstone Holdings Finance LLC
6.625%, 08/15/19(A)	5,523	5,801
BRE Properties
5.500%, 03/15/17 ‡	750	807
Capital One Capital VI
8.875%, 05/15/40	4,000	4,245
CDP Financial
5.600%, 11/25/39(A)	15,585	16,152
Chase Capital II
0.804%, 02/01/27(B)	4,984	4,063
Chase Capital VI
0.929%, 08/01/28(B)	2,695	2,197
Chubb
6.500%, 05/15/38	8,725	9,860
Citigroup
8.125%, 07/15/39	3,520	4,464
6.875%, 03/05/38	23,630	26,040
6.875%, 02/15/98	1,400	1,356
5.875%, 05/29/37	6,551	6,447
5.500%, 02/15/17	9,005	9,486
Commonwealth Bank of Australia
5.000%, 10/15/19(A)	4,250	4,414
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
5.800%, 09/30/10(A)	5,675	5,267
Credit Suisse NY
6.000%, 02/15/18	7,600	8,115
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (A)(B)	3,195	2,907
Discover Bank
8.700%, 11/18/19	6,275	7,549
7.000%, 04/15/20	1,250	1,380
ERP Operating ‡
5.750%, 06/15/17	3,000	3,302
Farmers Exchange Capital
7.050%, 07/15/28(A)	17,515	17,507
First Union
7.575%, 08/01/26(E)	4,920	5,773
First Union Institutional Capital I
8.040%, 12/01/26	1,250	1,281
FleetBoston Financial
6.875%, 01/15/28	3,250	3,387
FMR
6.500%, 12/14/40(A)	1,000	1,001

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Electric Capital
6.875%, 01/10/39	$28,115	$31,838
6.150%, 08/07/37	8,775	9,066
5.875%, 01/14/38	15,727	15,779
5.300%, 02/11/21	6,030	6,195
4.375%, 09/16/20	2,315	2,249
Goldman Sachs Group
7.500%, 02/15/19	251	296
6.750%, 10/01/37	32,495	33,306
6.250%, 02/01/41	11,718	11,925
6.150%, 04/01/18	155	170
0.491%, 02/06/12 (B)	5,000	4,996
Guardian Life Insurance of America
7.375%, 09/30/39 (A)	13,635	15,862
HBOS MTN
6.750%, 05/21/18 (A)	3,700	3,517
HCP ‡
6.750%, 02/01/41	6,175	6,662
6.700%, 01/30/18	2,295	2,575
6.300%, 09/15/16	2,195	2,426
Health Care REIT ‡
6.125%, 04/15/20	3,050	3,274
4.950%, 01/15/21	5,750	5,620
HSBC Holdings
6.500%, 09/15/37	8,275	8,579
International Lease Finance
7.125%, 09/01/18 (A)	1,500	1,637
6.750%, 09/01/16	3,700	4,005
Jefferies Group
8.500%, 07/15/19	2,650	3,136
6.875%, 04/15/21	1,768	1,897
JPMorgan Chase
6.400%, 05/15/38	4,807	5,340
6.300%, 04/23/19	3,775	4,244
6.000%, 01/15/18	2,671	2,971
5.500%, 10/15/40	1,750	1,737
JPMorgan Chase Bank
6.000%, 10/01/17	4,170	4,596
JPMorgan Chase Capital XXVII
7.000%, 11/01/39	2,750	2,879
KKR Group Finance
6.375%, 09/29/20 (A)	4,670	4,812
LBG Capital No. 1 MTN
8.000%, 12/15/49 (B)	1,000	953
Lloyds TSB Bank
6.375%, 01/21/21	3,000	3,104
Macquarie Group
6.250%, 01/14/21 (A)	2,140	2,188
6.000%, 01/14/20 (A)	6,380	6,443
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (A)	12,320	16,583
MBNA Capital, Ser B
1.104%, 02/01/27 (B)	2,151	1,593
Merrill Lynch
8.950%, 05/02/17 (B)	1,305	1,386
8.950%, 05/18/17 (B)	1,340	1,434
7.750%, 05/14/38	3,340	3,784
6.110%, 01/29/37	5,925	5,646

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MetLife
7.717%, 02/15/19	$3,000	$3,693
5.875%, 02/06/41	2,930	3,021
Metropolitan Life Insurance
7.800%, 11/01/25 (A)	4,700	5,472
Morgan Stanley MTN
7.300%, 05/13/19	6,445	7,344
6.625%, 04/01/18	10,760	11,895
5.625%, 09/23/19	15,625	16,051
5.500%, 01/26/20	4,218	4,273
NASDAQ OMX Group
5.550%, 01/15/20	5,442	5,459
National Australia Bank
4.375%, 12/10/20	5,690	5,540
Nationwide Mutual Insurance
6.600%, 04/15/34 (A)	12,040	11,042
New York Life Insurance
6.750%, 11/15/39 (A)	15,100	17,574
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (A)	7,275	7,866
Pacific Life Insurance
9.250%, 06/15/39 (A)	5,270	6,945
PNC Funding
6.700%, 06/10/19	3,235	3,768
5.125%, 02/08/20	8,475	8,982
Power Receivables Finance
6.290%, 01/01/12 (A)	374	374
Prudential Financial MTN
6.625%, 06/21/40	1,000	1,114
6.200%, 11/15/40	900	952
5.700%, 12/14/36	4,845	4,825
Prudential Holdings LLC
8.695%, 12/18/23 (A)	7,700	9,451
Prudential Insurance of America
8.300%, 07/01/25 (A)	5,500	6,585
Raymond James Financial
8.600%, 08/15/19	1,655	2,004
Security Benefit Life
7.450%, 10/01/33 (A)	6,575	5,517
Simon Property Group ‡
10.350%, 04/01/19	1,995	2,740
6.750%, 02/01/40	5,791	6,795
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (A)	9,430	10,851
Travelers
5.350%, 11/01/40	5,785	5,625
Wachovia
6.605%, 10/01/25	3,100	3,260
0.644%, 10/28/15 (B)	1,590	1,535
Wachovia Bank
6.600%, 01/15/38	10,865	12,270
5.850%, 02/01/37	6,545	6,732
WEA Finance LLC
7.125%, 04/15/18 (A)	4,513	5,238
6.750%, 09/02/19 (A)	4,775	5,460
Westpac Banking
4.875%, 11/19/19	5,035	5,249
ZFS Finance USA Trust II
6.450%, 12/15/65 (A) (B)	3,650	3,723

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ZFS Finance USA Trust IV
5.875%, 05/09/32 (A) (B)	$5,000	$4,980

		728,631

Health Care — 3.8%
Abbott Laboratories
5.300%, 05/27/40	3,547	3,521
Aetna
6.750%, 12/15/37	3,400	3,880
Amgen
6.400%, 02/01/39	3,685	4,173
5.750%, 03/15/40	5,055	5,252
AstraZeneca
6.450%, 09/15/37	5,500	6,318
Boston Scientific
7.375%, 01/15/40	3,910	4,336
6.000%, 01/15/20	1,275	1,340
Mead Johnson Nutrition
5.900%, 11/01/39	5,350	5,538
Merck
5.850%, 06/30/39	7,370	8,075
Pfizer
7.200%, 03/15/39	13,145	16,475
Roche Holdings
7.000%, 03/01/39 (A)	8,410	10,398
Thermo Fisher Scientific
4.500%, 03/01/21	2,865	2,919
UnitedHealth Group
6.625%, 11/15/37	8,855	9,776
6.500%, 06/15/37	4,100	4,484
5.800%, 03/15/36	5,000	5,000
Wellpoint
6.375%, 06/15/37	2,550	2,746
5.800%, 08/15/40	1,600	1,611
Wyeth
6.000%, 02/15/36	4,715	5,162
5.950%, 04/01/37	8,270	8,939
Zimmer Holdings
5.750%, 11/30/39	3,150	3,217

		113,160

Industrials — 3.4%
Boeing
5.875%, 02/15/40	4,975	5,334
Burlington Northern Santa Fe LLC
7.290%, 06/01/36	2,228	2,625
6.200%, 08/15/36	5,100	5,498
5.650%, 05/01/17	2,830	3,168
Canadian National Railway
6.900%, 07/15/28	1,000	1,199
Continental Airlines 2009-1 Pass- Through Trust
9.000%, 07/08/16	6,129	7,049
Continental Airlines 2007-1 Pass- Through Trust
5.983%, 04/19/22	6,187	6,450
Delta Air Lines
6.200%, 07/02/18	1,453	1,536
Delta Air Lines 2010-2 Class A
Pass-Through Trust
4.950%, 05/23/19	2,325	2,366

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Delta Air Lines 2009-1 Class A Pass-Through Trust
7.750%, 12/17/19	$1,431	$1,610
Lockheed Martin
5.720%, 06/01/40 (A)	3,182	3,250
5.500%, 11/15/39	7,035	7,137
Meccanica Holdings USA
7.375%, 07/15/39 (A)	3,570	3,779
6.250%, 01/15/40 (A)	4,315	4,016
Norfolk Southern
6.000%, 03/15/05	5,503	5,284
5.900%, 06/15/19	4,395	5,016
Raytheon
4.875%, 10/15/40	2,920	2,715
Union Pacific
6.625%, 02/01/29	1,941	2,260
6.125%, 02/15/20	2,000	2,282
5.780%, 07/15/40	5,134	5,396
United Parcel Service
6.200%, 01/15/38	6,470	7,329
United Technologies
5.700%, 04/15/40	8,800	9,385
Waste Management
6.125%, 11/30/39	2,485	2,622
4.600%, 03/01/21	1,550	1,559

		98,865

Information Technology — 1.9%
Cisco Systems
5.900%, 02/15/39	2,450	2,578
5.500%, 01/15/40	11,505	11,454
International Business Machines
5.600%, 11/30/39	5,145	5,442
Juniper Networks
5.950%, 03/15/41 (D)	2,960	2,959
Microsoft
5.300%, 02/08/41	10,350	10,427
Oracle
6.500%, 04/15/38	6,200	7,001
6.125%, 07/08/39	6,290	6,813
5.375%, 07/15/40 (A)	8,735	8,514

		55,188

Materials — 0.7%
ArcelorMittal
7.000%, 10/15/39	8,055	8,424
6.750%, 03/01/41 (D)	2,025	2,008
PPG Industries
5.500%, 11/15/40	3,085	3,040
Southern Copper
7.500%, 07/27/35	4,999	5,567
6.750%, 04/16/40	650	675

		19,714

Sovereign — 0.2%
Province of Quebec MTN
6.350%, 01/30/26	4,880	5,786
Tennessee Valley Authority
4.625%, 09/15/60	2,015	1,870

		7,656

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 3.0%
AT&T
6.550%, 02/15/39	$6,075	$6,473
6.300%, 01/15/38	20,835	21,634
BellSouth Capital Funding
7.120%, 07/15/97	3,485	3,648
BellSouth Telecommunications
7.000%, 12/01/95	4,317	4,476
British Telecommunications
9.875%, 12/15/30 (E)	3,170	4,396
Telecom Italia Capital
7.721%, 06/04/38	5,625	5,814
7.200%, 07/18/36	1,765	1,724
7.175%, 06/18/19	5,375	5,821
Telefonica Emisiones
7.045%, 06/20/36	1,815	1,953
Verizon Communications
8.950%, 03/01/39	2,650	3,706
7.350%, 04/01/39	9,365	11,114
6.400%, 02/15/38	7,737	8,305
6.250%, 04/01/37	4,685	4,870
Vodafone Group
6.150%, 02/27/37	2,760	2,947

		86,881

Utilities — 7.6%
Arizona Public Service
8.750%, 03/01/19	2,705	3,456
Cedar Brakes II LLC
9.875%, 09/01/13 (A)	929	981
Consolidated Edison of New York
6.750%, 04/01/38	2,470	2,941
6.300%, 08/15/37	1,440	1,621
6.200%, 06/15/36	2,225	2,469
5.500%, 12/01/39	2,165	2,196
Coso Geothermal Power Holdings
7.000%, 07/15/26 (A)	2,879	2,265
Dominion Resources
5.250%, 08/01/33	2,500	2,716
Duke Energy Carolinas LLC
6.100%, 06/01/37	5,000	5,414
5.300%, 02/15/40	5,585	5,585
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/41 (A)	3,007	3,108
Enel Finance International
6.000%, 10/07/39 (A)	4,155	3,796
Entergy Texas
7.125%, 02/01/19	11,750	13,771
Exelon Generation LLC
6.250%, 10/01/39	4,480	4,480
5.750%, 10/01/41	8,914	8,367
FirstEnergy, Ser C
7.375%, 11/15/31	3,180	3,467
Florida Power & Light
5.960%, 04/01/39	3,225	3,539
5.400%, 09/01/35	710	726
FPL Group Capital
6.000%, 03/01/19	4,000	4,438

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Georgia Power
5.950%, 02/01/39	$3,850	$4,124
5.400%, 06/01/40	13,180	13,179
Iberdrola Finance Ireland
5.000%, 09/11/19 (A)	3,700	3,560
Kansas City Power & Light
7.150%, 04/01/19	10,930	12,943
KCP&L Greater Missouri Operations
8.270%, 11/15/21	5,100	5,803
Metropolitan Edison
7.700%, 01/15/19	2,500	2,995
Midamerican Energy Holdings
6.500%, 09/15/37	19,440	21,611
Nisource Finance
6.125%, 03/01/22	1,767	1,940
6.250%, 12/15/40	5,290	5,457
Oncor Electric Delivery
7.500%, 09/01/38	3,200	3,953
5.250%, 09/30/40 (A)	4,975	4,657
Pacific Gas & Electric
6.250%, 03/01/39	4,500	4,918
6.050%, 03/01/34	4,100	4,370
5.800%, 03/01/37	648	668
PacifiCorp
5.750%, 04/01/37	615	640
Pennsylvania Electric
6.150%, 10/01/38	5,420	5,384
Progress Energy
7.050%, 03/15/19	4,500	5,338
San Diego Gas & Electric
5.350%, 05/15/40	1,350	1,370
Southern California Edison
6.050%, 03/15/39	7,050	7,817
Southern Union
8.250%, 11/15/29	8,375	9,504
Southwestern Electric Power
6.450%, 01/15/19	6,000	6,699
6.200%, 03/15/40	6,680	6,725
Texas-New Mexico Power
9.500%, 04/01/19 (A)	6,782	8,652
Union Electric
8.450%, 03/15/39	3,000	4,148

		221,791

Total Corporate Obligations (Cost $1,702,658) ($ Thousands)		1,837,286

U.S. TREASURY OBLIGATIONS — 27.4%
U.S. Treasury Bills
0.150%, 05/05/11 (C)(G)	3,027	3,026

U.S. Treasury Bonds
7.625%, 02/15/25	56,395	79,209
6.000%, 02/15/26	6,866	8,410
4.625%, 02/15/40	48,153	49,251
4.375%, 05/15/40	302,680	296,720
4.250%, 11/15/40	1,720	1,650
3.875%, 08/15/40	271,024	243,329
3.500%, 02/15/39	29,195	24,551

		703,120

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. Treasury Notes
2.625%, 08/15/20	$9,318	$8,759

U.S. Treasury STRIPS
4.547%, 11/15/21 (C)	47,197	31,456
3.883%, 02/15/23 (C)	96,720	59,978

		91,434

Total U.S. Treasury Obligations (Cost $819,596) ($ Thousands)		806,339

MUNICIPAL BONDS — 4.6%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/49	7,200	7,310
City of Gainesville, Build America Project, RB
6.024%, 10/01/40	3,350	3,251
City of New York New York, GO
6.646%, 12/01/31	2,200	2,267
City of New York, Build America Project, GO
5.817%, 10/01/31	2,950	2,857
Dallas County Hospital District, Build America Project, Ser C,GO
5.621%, 08/15/44	4,993	5,038
Dallas Independent School District, Build America Project,GO
Callable 02/15/21 @ 100
6.450%, 02/15/35	3,415	3,546
Indianapolis Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/40	4,255	4,401
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/45	3,300	3,468
6.008%, 07/01/39	5,000	4,910
Massachusetts Bay Transportation Authority, Ser A,RB
5.000%, 07/01/31	3,795	4,009
New Jersey State Turnpike Authority, RB
7.102%, 01/01/41	4,765	5,131
New York City Municipal Water Finance Authority, RB
6.491%, 06/15/42	6,630	6,692
5.882%, 06/15/44	1,500	1,505
5.724%, 06/15/42	1,250	1,236
5.440%, 06/15/43	3,540	3,351
New York City Transitional Finance Authority, RB
5.572%, 11/01/38	2,195	2,157

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York State Dormitory Authority, RB
5.500%, 03/15/30	$3,295	$3,240
North Texas Tollway Authority, RB
6.718%, 01/01/49	6,762	6,726
Ohio State University, Build America Project, RB
4.910%, 06/01/40	4,470	4,127
Port Authority of New York & New Jersey, RB
5.647%, 11/01/40	5,300	5,072
San Diego County Water Authority, RB
6.138%, 05/01/49	4,550	4,553
Santa Clara Valley Transportation Authority, Build America Project, RB
5.876%, 04/01/32	2,580	2,530
State of California, Build America Project, GO
7.550%, 04/01/39	8,855	9,555
7.300%, 10/01/39	2,100	2,198
State of Illinois, Build America Project, GO
7.350%, 07/01/35	1,145	1,181
6.630%, 02/01/35	3,275	3,139
5.100%, 06/01/33	11,575	9,166
State of New York, Build America Project, RB
5.770%, 03/15/39	2,740	2,740
State of Texas, Transportation Communication Authority, Ser B, RB
5.178%, 04/01/30	6,835	6,756
State of Virginia, Build America Project, RB
5.000%, 09/01/40	7,255	6,761
State of Washington, Build America Project, Ser D, GO
5.481%, 08/01/39	2,455	2,456
Triborough Bridge & Tunnel Authority, Build America Project, RB
5.450%, 11/15/32	3,000	2,879

Total Municipal Bonds (Cost $135,524) ($ Thousands)		134,208

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
FHLB
0.500%, 05/16/12	5,710	5,697
FHLMC
0.320%, 11/07/11 (B)	6,025	6,028
FICO STRIPS, PO (F)
4.450%, 03/26/19	12,000	8,975
3.735%, 09/26/19	12,145	8,860
3.570%, 03/07/19	5,395	4,063
3.402%, 08/03/18	23,300	18,140

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.000%, 12/06/18 to 12/27/18	$5,930	$4,523

Total U.S. Government Agency Obligations (Cost $51,738) ($ Thousands)		56,286

MORTGAGE-BACKED SECURITIES — 1.1%

Agency Mortgage-Backed Obligations — 0.8%
FHLMC CMO, Ser 2004-2748,Cl ZT
5.500%, 02/15/24	554	596
FNMA
3.763%, 12/01/20	5,520	5,407
3.665%, 10/01/20	5,734	5,586
3.584%, 09/01/20	5,520	5,350
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/34	730	776
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/34	424	421
GNMA ARM
3.375%, 06/20/32 (B)	162	169
GNMA CMO, Ser 2010-164, Cl JZ
4.000%, 12/20/40	7,953	6,555

		24,860

Non-Agency Mortgage-Backed Obligations — 0.3%
American Home Mortgage Investment Trust, Ser 2007-2, Cl 11A1
0.492%, 03/25/47 (B)	1,659	903
Bayview Commercial Asset Trust, Ser 2007-3, Cl A1
0.502%, 07/25/37 (A) (B)	2,001	1,623
Countrywide Alternative Loan Trust, Ser 2005-16, Cl A5
0.542%, 06/25/35 (B)(E)	420	152
Countrywide Home Loans, Ser 2005-2, Cl 1A1
0.582%, 03/25/35 (B)	200	127
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	2,505	2,657
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.463%, 03/19/45 (B)(E)	298	205
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.662%, 11/19/34 (B)	365	268
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.572%, 08/19/45 (B)(E)	517	365
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.400%, 12/25/34 (B)	179	114
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
0.592%, 08/25/34 (B)	104	74
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.120%, 09/25/34 (B)	44	32

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.430%, 10/25/36 (B)	$21	$14
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP7, Cl A4
5.875%, 04/15/45 (B)	535	586
Washington Mutual Mortgage Pass-Through Certificates, Ser 2000-1, Cl M2
1.553%, 01/25/40 (B)	24	23
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.590%, 01/25/45 (B)	273	231
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 4A1
1.093%, 04/25/47 (B)	230	137

		7,511

Total Mortgage-Backed Securities (Cost $32,773) ($ Thousands)		32,371

ASSET-BACKED SECURITIES — 0.6%

Mortgage Related Securities — 0.1%
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A2B
0.421%, 09/25/36 (B)	8,899	4,130

Other Asset-Backed Securities — 0.5%
GE Seaco Finance , Ser 2005-1A, Cl A
0.514%, 11/17/20 (A) (B)	5,225	4,990
TAL Advantage LLC, Ser 2010-2A, Cl A
4.300%, 10/20/25 (A)	2,272	2,351
TAL Advantage LLC, Ser 2011-1A, Cl A
4.600%, 01/20/26 (A)	545	553
Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.423%, 11/26/21 (A) (B)	2,822	2,666
Triton Container Finance LLC, Ser 2007-1A, Cl NOTE
0.393%, 02/26/19 (A) (B)	1,750	1,680

		12,240

Total Asset-Backed Securities (Cost $16,461) ($ Thousands)		16,370

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.090%*†	41,168,093	41,168

Total Cash Equivalent (Cost $41,168) ($ Thousands)		41,168

Total Investments — 99.5% (Cost $2,799,918)($ Thousands)††		$2,924,028

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2011

A summary of the open futures contracts held by the Fund at February 28, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(539)	Jun-2011	$(141)
U.S. 2-Year Treasury Note	(345)	Jul-2011	(104)
U.S. 5-Year Treasury Note	(1,162)	Jul-2011	(420)
U.S. Ultra Long Treasury Bond	1,286	Jul-2011	3,088

			$2,423

For the period ended February 28, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,939,518 ($ Thousands).

‡	Real Estate Investment Trust.

*	The rate reported is the 7-day effective yield as of February 28, 2011.

†	Investment in Affiliated Security.

††	At February 28, 2011, the tax basis cost of the Fund’s investments was $2,799,918 ($ Thousands), and the unrealized appreciation and depreciation were $160,761 ($ Thousands) and $(36,651) ($ Thousands), respectively.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security - The rate reported is the rate in effect as of February 28, 2011. The date reported is the next reset date.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security is when issued.

(E)	Step Bonds — The rate reported is the effective yield as of February 28, 2011. The coupon on a stop bond changes on a specific date

(F)	Zero Coupon Security. The rate reported is the effective yield at time of purchase.

(G)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NY — New York

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2011

The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,837,286	$—	$1,837,286
U.S. Treasury Obligations	—	806,339	—	806,339
U.S. Government Agency
Obligations	—	56,286	—	56,286
Asset-Backed Securities	—	16,370	—	16,370
Mortgage-Backed Securities	—	32,371	—	32,371
Municipal Bonds	—	134,208	—	134,208
Cash Equivalent	41,168	—	—	41,168

Total Investments in Securities	$41,168	$2,882,860	$—	$2,924,028

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$2,423	$—	$—	$2,423

Total Other Financial Instruments	$2,423	$—	$—	$2,423

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended February 28, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended February 28, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2011

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS — 92.3%

Argentina — 4.7%
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/22 (A)		$678	$715
IRSA Inversiones Y Representaciones
11.500%, 07/20/20		416	473
Provincia de Buenos Aires
9.625%, 04/18/28		535	449
9.625%, 04/18/28 (A)		1,160	974
9.375%, 09/14/18		1,000	880
Provincia de Mendoza Argentina
5.500%, 09/04/18		292	243
Provincia de Neuquen Argentina
8.656%, 10/18/14 (A)		128	134
Republic of Argentina
15.750%, 12/15/35 (A)(C)		5,363	766
8.750%, 06/02/17		1,300	1,300
8.280%, 12/31/33		7,672	6,598
7.820%, 12/31/33 (C)	EUR	6,759	6,662
7.820%, 12/31/33	EUR	4,142	4,090
7.000%, 10/03/15		8,489	7,999
7.000%, 04/17/17		6,030	5,187
7.000%, 09/12/13 (C)		1,549	1,596
6.000%, 03/31/23 (B)(C)		172	130
5.830%, 12/31/33 (A)(C)	ARS	709	289
3.117%, 12/15/35 (A)(C)		5,430	804
2.500%, 03/31/19		5,220	2,192
0.677%, 08/03/12 (A)		8,660	2,074
2.214%, 12/15/35 (F)	EUR	14,903	2,624
0.000%, 03/31/23 (A)(B)(C)		1,680	1,092
Tarjeta Naranja
9.000%, 01/28/17		632	632
Transportadora Gas Norte
7.500%, 12/31/12 (B)		100	48
7.500%, 12/31/12 (A)(B)		210	101
7.500%, 12/31/12 (B)		350	168
6.500%, 12/31/12 (A)(B)		30	15
6.500%, 12/31/12 (B)		60	29
6.500%, 12/31/12 (B)		60	29
WPE International Tief
10.375%, 09/30/20		750	773

			49,066

Bahrain — 0.1%
Kingdom of Bahrain
5.500%, 03/31/20 (A)		1,642	1,523

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Barbados — 0.4%
Columbus International
11.500%, 11/20/14 (A)		$2,000	$2,290
11.500%, 11/20/14		900	1,030
Government of Barbados
7.000%, 08/04/22 (A)		800	806

			4,126

Belize — 0.0%
Government of Belize
6.000%, 02/20/29		330	282

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
2.063%, 12/11/21 (A)	DEM	1,833	952

Brazil — 7.8%
Banco Cruzeiro do Sul
8.875%, 09/22/20		424	409
8.875%, 09/22/20 (A)		1,334	1,287
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (A)		2,055	2,235
5.500%, 07/12/20 (A)		500	504
Banco Votorantim
7.375%, 01/21/20 (A)		840	876
BM&F Bovespa
5.500%, 07/16/20 (A)		1,006	1,009
BR Malls International Finance
8.500%, 12/31/49		417	419
BR Properties
9.000%, 12/31/49		814	798
Brazil Notas do Tesouro Nacional Serie B
6.000%, 05/15/15	BRL	7,400	8,782
6.000%, 08/15/20	BRL	1,900	2,269
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/21	BRL	19,915	10,626
10.000%, 01/01/17	BRL	2,200	1,198
10.000%, 01/01/13	BRL	11,900	6,870
Cia de Saneamento Basico do Estado de Sao Paulo
6.250%, 12/16/20 (A)		750	752
CSN Resources
6.500%, 07/21/20 (A)(E)		834	882

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2011

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Federal Republic of Brazil
12.500%, 01/05/16	BRL	$1,950	$1,343
11.000%, 08/17/40		400	538
10.125%, 05/15/27		2,852	4,264
10.000%, 01/01/21 CLN	BRL	6,800	3,628
10.000%, 01/01/21 CLN	BRL	2,650	1,360
8.875%, 04/15/24		1,935	2,603
8.750%, 02/04/25		1,406	1,891
8.250%, 01/20/34		4,185	5,510
7.125%, 01/20/37		2,975	3,510
5.875%, 01/15/19		1,200	1,328
5.625%, 01/07/41		1,350	1,323
4.875%, 01/22/21		4,940	5,014
Fibria Overseas Finance
7.500%, 05/04/20 (A)		1,597	1,701
General Shopping Finance
10.000%, 12/31/49		947	953
Gerdau Trade
5.750%, 01/30/21 (A) (E)		488	488
JBS Finance
8.250%, 01/29/18		2,110	2,131
8.250%, 01/29/18		500	505
Minerva Overseas
10.875%, 11/15/19		363	395
10.875%, 11/15/19		630	685
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21 (A)		1,187	1,242
Petrobas International Finance
6.750%, 01/27/41		437	447
5.375%, 01/27/21		527	529
Telemar Norte Leste
5.500%, 10/23/20 (A)		677	653
Voto-Votorantim
6.750%, 04/05/21 (A)		365	383
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/19 (A)		600	625

			81,965

Chile — 0.8%
Banco Del Estado
4.125%, 10/07/20		750	701
Banco del Estado de Chile
4.125%, 10/07/20		250	234
BRT Escrow
8.000%, 08/18/18		1,200	1,194
Empresa Nacional del Petroleo
6.250%, 07/08/19 (A)		1,200	1,267
5.250%, 08/10/20 (A)		1,600	1,570
Nacional del Cobre de Chile
7.500%, 01/15/19		450	547
6.150%, 10/24/36 (A)		905	1,000
6.150%, 10/24/36		857	947
3.750%, 11/04/20 (A)		850	803

			8,263

China — 1.2%
Cental China Real Estate
12.250%, 10/20/15		484	506
China Oriental Group
8.000%, 08/18/15 (A)		2,051	2,133

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Country Garden Holding
11.125%, 02/23/18		$500	$499
Evergrande
13.000%, 01/27/15		276	284
13.000%, 01/27/15		922	947
Hidili Industry International Development
8.625%, 11/04/15		447	445
Kaisa Group Holdings
13.500%, 04/28/15 (E)		568	573
Sinochem Overseas Capital
6.300%, 11/12/40		350	350
6.300%, 11/12/40 (A)		692	690
4.500%, 11/12/20 (A)		5,274	5,060
Sino-Forest
6.250%, 10/21/17 (A)		475	463
Texhong Textile Group
7.625%, 01/19/16		309	310
West China Support
7.500%, 01/25/16		300	300

			12,560

Colombia — 4.1%
Ecopetrol
7.625%, 07/23/19 (A)		800	926
Republic of Colombia
11.750%, 02/25/20		2,808	4,226
10.375%, 01/28/33	COP	300	450
10.000%, 07/24/24 CLN	COP	1,505,000	859
9.850%, 06/28/27	COP	1,224,000	748
8.375%, 02/15/27		3,100	3,739
8.125%, 05/21/24		2,880	3,632
7.375%, 01/27/17		3,645	4,314
7.375%, 03/18/19		4,975	5,945
7.375%, 09/18/37		8,805	10,390
6.125%, 01/18/41		2,075	2,101
Santa Fe de Bogota
9.750%, 07/26/28 (A)	COP	9,718,000	5,709

			43,039

Croatia — 0.9%
Republic of Croatia
6.750%, 11/05/19		1,902	1,978
6.625%, 07/14/20 (A)		3,989	4,102
6.625%, 07/14/20		2,100	2,163
Zagrebacki Holding D.O.O.
5.500%, 07/10/17	EUR	1,500	1,689

			9,932

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/16 (A)	EUR	600	874

Dominican Republic — 0.2%
Cap Cana
10.000%, 04/30/16		938	483
10.000%, 04/30/16		1,007	710

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2011

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Republic of Dominican Republic
7.500%, 05/06/21	$150	$155
7.500%, 05/06/21	830	855

		2,203

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/15	600	591

Egypt — 0.5%
Arab Republic of Egypt
5.750%, 04/29/20(A)	2,200	2,041
5.750%, 04/29/20	200	185
6.875%, 04/30/40	800	715
Nile Finance
5.250%, 08/05/15	1,250	1,187
Orascom Telecom Finance
7.875%, 02/08/14	991	936

		5,064

El Salvador — 1.0%
Republic of El Salvador
8.250%, 04/10/32	3,760	4,136
7.650%, 06/15/35	3,244	3,276
7.650%, 06/15/35	350	354
7.625%, 02/01/41(A)	1,150	1,136
7.375%, 12/01/19	200	219
7.375%, 12/01/19(A)	350	382
Telemovil Finance
8.000%, 10/01/17(A)	1,000	1,042

		10,545

Georgia — 0.5%
BG Finance for JSC Bank of Georgia
9.000%, 02/08/12	2,500	2,500
Republic of Georgia
7.500%, 04/15/13	2,200	2,280

		4,780

Germany — 0.4%
Citigroup Global Markets for JSC Kazkommertsbank
8.700%,
04/07/14 (A)(C)	1,550	1,380
Deutsche Bank MTN, CLN
9.375%, 02/13/18(A)	1,978	1,978
Deutsche Bank CLN
10.400%, 08/29/14 (A)	1,318	1,320

		4,678

Ghana — 0.2%
Republic of Ghana
8.500%, 10/04/17(A)	450	486
8.500%, 10/04/17	1,350	1,461

		1,947

Hong Kong — 0.5%
Bank of China Hong Kong
5.550%, 02/11/20(A)	2,150	2,212

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

CITIC Bank International MTN
6.875%, 06/24/20		$450	$464
Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/20		500	490

			3,166

Hungary — 0.2%
Republic of Hungary
6.250%, 01/29/20		1,350	1,384
4.750%, 02/03/15		281	283

			1,667

India — 0.3%
Axis Bank
4.750%, 05/02/16(A)		614	605
ICICI Bank
5.750%, 11/16/20(A)		721	695
Indian Oil
4.750%, 01/22/15		550	568
Reliance Holdings USA
6.250%, 10/19/40		300	282
State Bank of India
4.500%, 07/27/15(A)		700	710

			2,860

Indonesia — 5.2%
Adaro Indonesia
7.625%, 10/22/19		380	417
BLT Finance BV
7.500%, 05/15/14		300	252
Indonesia Government International Bond MTN
Indosat Palapa
7.375%, 07/29/20(A)		670	737
JPMorgan Chase Bank MTN
11.000%, 09/17/25	IDR	15,015,000	1,892
Majapahit Holding
8.000%, 08/07/19(A)		950	1,081
7.875%, 06/29/37(A)		415	454
7.750%, 10/17/16		1,050	1,177
7.750%, 01/20/20(A)		850	958
7.250%, 10/17/11(A)		885	914

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2011

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Republic of Indonesia
12.800%, 06/17/21	IDR	$13,067,000	$1,880
11.625%, 03/04/19		8,473	12,232
11.625%, 03/04/19 (A)		2,800	4,042
11.000%, 11/15/20	IDR	17,100,000	2,231
10.375%, 05/04/14 (A)		150	182
10.375%, 05/04/14		1,000	1,215
8.500%, 10/12/35		1,450	1,871
8.500%, 10/12/35		3,110	4,012
7.750%, 01/17/38		4,854	5,825
7.750%, 01/17/38		100	120
7.500%, 01/15/16		1,740	2,028
7.250%, 04/20/15		190	216
6.875%, 01/17/18 (A)		650	738
6.875%, 01/17/18		3,080	3,496
6.750%, 03/10/14		1,600	1,767
6.750%, 03/10/14 (A)		200	221
6.625%, 02/17/37		2,250	2,420
5.875%, 03/13/20 (A)		1,500	1,607
Star Energy
11.500%, 02/12/15		500	568

			54,553

Iraq — 1.4%
Republic of Iraq
5.800%, 01/15/28		16,390	14,382

Ivory Coast — 0.2%
Government of Ivory Coast
2.500%, 12/31/32 (B)(C)		4,787	1,795

Jamaica — 0.3%
Digicel Group
10.500%, 04/15/18		1,000	1,140
9.125%, 01/15/15 (A)		693	722
8.875%, 01/15/15 (A)		750	780
8.250%, 09/01/17		533	554

			3,196

Jordan — 0.1%
Jordan Government International Bond
3.875%, 11/12/15		950	869

Kazakhstan — 4.5%
BTA Bank JSC
12.500%, 01/01/13 (A)(C)		1,502	1,603
10.750%, 01/01/13		309	330
29.188%, 07/01/20 (A) (F)		2,772	236
CenterCredit International
8.625%, 01/30/14		2,900	2,961
Development Bank of Kazakhstan JSC
5.500%, 12/20/15 (A)		850	871

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Halyk Savings Bank of Kazakhstan
7.250%, 05/03/17		$1,150	$1,185
Halyk Savings Bank of Kazakhstan JSC
7.250%, 01/28/21(A)		1,000	1,000
Kazakhstan Temir Zholy Finance
6.375%, 10/06/20		1,750	1,829
Kazatomprom
6.250%, 05/20/15		1,050	1,130
6.250%, 05/20/15		850	915
Kazkommertsbank
12.850%, 12/18/12		600	633
8.500%, 04/16/13		1,850	1,873
8.000%, 11/03/15		2,050	2,020
7.875%, 04/07/14		900	887
7.500%, 11/29/16		2,850	2,622
6.875%, 02/13/17	EUR	500	635
KazMunayGas National MTN
11.750%, 01/23/15 (A)		3,863	4,829
11.750%, 01/23/15		250	312
9.125%, 07/02/18		1,923	2,327
9.125%, 07/02/18 (A)		3,350	4,054
8.375%, 07/02/13		3,700	4,079
7.000%, 05/05/20 (A)		1,891	2,028
7.000%, 05/05/20		2,613	2,802
6.375%, 04/09/21		350	357
6.375%, 04/09/21(A)		3,524	3,608
Zhaikmunai Finance BV
10.500%, 10/19/15 (A)		2,031	2,168

			47,294

Lebanon — 0.2%
Republic of Lebanon MTN
9.000%, 03/20/17		150	172
6.375%, 03/09/20		1,950	1,960
5.150%, 11/12/18		400	378

			2,510

Lithuania — 0.7%
Republic of Lithuania
7.375%, 02/11/20 (A)		1,800	1,971
7.375%, 02/11/20		1,700	1,862
6.750%, 01/15/15 (A)		1,705	1,834
5.125%, 09/14/17 (A)		1,340	1,314
5.125%, 09/14/17		250	244

			7,225

Malaysia — 3.5%
Axiata SPV1 Labuan
5.375%, 04/28/20		550	563
Government of Malaysia
3.835%, 08/12/15	MYR	14,880	4,954
3.741%, 02/27/15	MYR	12,440	4,130
Malaysia Sukuk Global Berhad
3.928%, 06/04/15 (A)		450	469
Petroliam Nasional
7.750%, 08/15/15		1,460	1,754
7.625%, 10/15/26		430	554

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2011

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Petronas Capital
7.875%, 05/22/22		$4,930	$6,349
7.875%, 05/22/22 (A)		450	580
7.000%, 05/22/12		3,055	3,259
5.250%, 08/12/19 (A)		11,865	12,691
5.250%, 08/12/19		1,200	1,283
4.250%, 08/12/14		365	383
Petronas Capital Registered
7.875%, 05/22/22		200	258

			37,227

Mexico — 8.0%
Alestra
11.750%, 08/11/14		722	839
Axtel
9.000%, 09/22/19		1,062	1,022
7.625%, 02/01/17 (A)		131	125
BBVA Bancomer
6.008%, 05/17/22 (A)(C)		780	764
Cemex
9.000%, 01/11/18 (A)		915	947
Cemex Espana Luxembourg
9.500%, 12/14/16		500	537
9.250%, 05/12/20		230	237
9.250%, 05/12/20 (A)		2,118	2,182
8.875%, 05/12/17	EUR	63	84
Cemex Finance Europe BV
4.750%, 03/05/14	EUR	914	1,184
Corporation Geo
9.250%, 06/30/20		500	564
9.250%, 06/30/20 (A)		1,450	1,635
Desarrolla
7.500%, 09/28/15		252	259
Grupo Senda
10.500%, 10/03/15		4,590	4,693
Hipotecaria Su Casita
8.500%, 10/04/16 (A)		222	100
8.500%, 10/04/16 (B)		81	36
Mexican Bonos
9.500%, 12/18/14	MXN	12,283	1,118
9.000%, 12/20/12	MXN	33,490	2,946
9.000%, 06/20/13	MXN	8,800	781
8.500%, 12/13/18	MXN	54,700	4,841
8.000%, 06/11/20	MXN	22,590	1,935
7.500%, 06/21/12	MXN	9,200	786
Mexican Bonos, Ser M10
7.250%, 12/15/16	MXN	13,000	1,089
Mexican Udibonos
5.000%, 06/16/16	MXN	12,930	5,402
4.000%, 06/13/19	MXN	6,830	2,703
NII Capital
10.000%, 08/15/16		3,665	4,151
Oceanografia
11.250%, 07/15/15		1,286	682
Pemex Finance
9.150%, 11/15/18		1,895	2,428
Pemex Project Funding Master Trust
6.625%, 06/15/35		2,772	2,763
5.750%, 03/01/18		1,670	1,759

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Petroleos Mexicanos
8.000%, 05/03/19 (A)		$465	$552
8.000%, 05/03/19		950	1,128
6.000%, 03/05/20 (A)		500	523
5.500%, 01/21/21		300	300
United Mexican States
8.300%, 08/15/31		3,243	4,313
8.125%, 12/30/19		600	771
8.000%, 09/24/22		2,510	3,200
6.625%, 03/03/15		2,200	2,514
6.050%, 01/11/40		3,864	3,941
5.950%, 03/19/19		2,550	2,827
5.625%, 01/15/17		10,034	11,062
5.125%, 01/15/20		1,100	1,152
United Mexican States, Ser A MTN
6.750%, 09/27/34		2,813	3,151

			84,026

Morocco — 0.2%
Kingdom of Morocco
4.500%, 10/05/20	EUR	1,900	2,323

Nigeria — 0.2%
Republic of Nigeria
6.750%, 01/28/21		650	639
UBS
9.350%, 09/04/17 (A) (C)		800	557

			1,196

Oman — 0.0%
Blue City Investments
13.750%, 11/07/13		2,750	413

Pakistan — 0.5%
Pakistan Mobile Communications
8.625%, 11/13/13(A)		330	323
Republic of Pakistan
7.125%, 03/31/16		2,650	2,286
6.875%, 06/01/17		2,700	2,221

			4,830

Panama — 1.9%
Republic of Panama
9.375%, 04/01/29		7,770	10,878
9.375%, 01/16/23		595	808
8.875%, 09/30/27		1,507	2,032
8.125%, 04/28/34		940	1,156
7.250%, 03/15/15		2,797	3,248
6.700%, 01/26/36		1,750	1,925

			20,047

Peru — 2.4%
Banco de Credito del Peru
5.375%, 09/16/20 (A)		1,315	1,263
Continental Senior Trustees Cayman
5.500%, 11/18/20 (A)		904	868

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2011

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Interoceanica IV Finance
3.966%, 11/30/25 (A) (F)		$724	$389
3.899%, 11/30/18 (A) (F)		335	273
3.230%, 11/30/18 (A) (F)		634	517
Peru Enhanced Pass-Through Finance
4.417%, 05/31/18 (F)		403	331
3.998%, 05/31/18 (A) (F)		456	374
Republic of Peru
8.750%, 11/21/33		6,335	8,552
8.375%, 05/03/16		850	1,043
7.350%, 07/21/25		8,630	10,421
7.125%, 03/30/19		1,234	1,465
6.550%, 03/14/37		120	132

			25,628

Philippines — 4.6%
National Power
9.625%, 05/15/28		1,100	1,452
Power Sector
7.390%, 12/02/24		1,300	1,490
7.250%, 05/27/19		100	115
Power Sector Assets & Liabilities Management
7.390%, 12/02/24		300	344
Republic of Philippines
10.625%, 03/16/25		4,676	7,073
9.500%, 02/02/30		5,555	7,902
9.375%, 01/18/17		9,214	11,932
8.875%, 03/17/15		125	154
8.375%, 06/17/19		1,800	2,286
7.750%, 01/14/31		2,543	3,103
7.500%, 09/25/24		1,800	2,160
6.375%, 10/23/34		4,311	4,559
4.950%, 01/15/21	PHP	86,000	1,937
4.000%, 01/15/21 (E)		4,368	4,152

			48,659

Poland — 1.5%
Polish Television Holding BV
13.000%, 11/15/14 (A)	EUR	700	1,058
Republic of Poland
6.375%, 07/15/19		13,553	15,071

			16,129

Qatar — 1.9%
Qatari Diar Finance QSC
5.000%, 07/21/20 (A)		1,800	1,764
Qtel International Finance MTN
7.875%, 06/10/19		2,960	3,449
6.500%, 06/10/14 (A)		600	649
5.000%, 10/19/25 (A)		1,172	1,031
4.750%, 02/16/21 (A)		504	471
State of Qatar
9.750%, 06/15/30		535	760
6.400%, 01/20/40 (A)		705	730
6.400%, 01/20/40		650	673
5.250%, 01/20/20 (A)		7,385	7,533
5.250%, 01/20/20		1,737	1,778
4.000%, 01/20/15		1,600	1,640

			20,478

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Russia — 8.1%
Alfa Bank Via Alfa Bond Issuance
7.875%, 09/25/17 (A)	$771	$796
Alfa Dividend Payment Rights Finance MTN
2.202%, 2/15/11 (A)(C)	94	87
Alfa Invest MTN
9.250%, 06/24/13 (A)	1,200	1,308
Alfa Issuance MTN
8.000%, 03/18/15	208	222
ALROSA Finance
7.750%, 11/03/20 (A)	695	737
BOM Capital
6.699%, 03/11/15	1,123	1,172
Edel Capital for Sinek Capital SA
7.700%, 08/03/15	600	638
Gaz Capital MTN
8.625%, 04/28/34	566	689
Kuznetski (Bank of Moscow)
7.500%, 11/25/15 (A)(C)	256	259
MTS International
8.625%, 06/22/20 (A)	2,343	2,618
Novatek Finance
6.604%, 02/03/21	2,648	2,734
RSHB Capital for Russian Agricultural Bank
7.750%, 05/29/18	800	879
6.299%, 05/15/17	250	257
Russian Federation
12.750%, 06/24/28	3,520	6,092
7.500%, 03/31/30 (D)	36,290	41,969
Russian Foreign Bond - Eurobond
5.000%, 04/29/20 (A)	500	499
5.000%, 04/29/20	400	399
RZD Capital MTN
5.739%, 04/03/17	750	774
SCF Capital
5.375%, 10/27/17 (A)	1,900	1,850
Severstal OAO Via Steel Capital
6.700%, 10/25/17	234	235
6.700%, 10/25/17 (A)	739	743
Tengizchevroil Finance
6.124%, 11/15/14	366	386
Teorema Holding
11.000%, 10/27/09 (B)(I)	2,000	200
TNK-BP Finance
6.250%, 02/02/15 (A)	238	253
UBS (Vimpelcom)
8.250%, 05/23/16	190	210
VEB Finance
6.902%, 07/09/20 (A)	3,635	3,803
Vimpel.com
7.748%, 02/02/21	3,830	3,959
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/18 (A)	400	454
9.125%, 04/30/18	1,200	1,358

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2011

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Vnesheconombank Via VEB Finance
6.902%, 07/09/20		$200	$209
6.800%, 11/22/25 (A)		1,450	1,437
5.450%, 11/22/17 (A)		800	795
VTB Bank Via VTB Capital
6.551%, 10/13/20 (A)		960	957
VTB Capital
6.875%, 05/29/18		4,950	5,297
6.609%, 10/31/12 (A)		1,000	1,063
6.250%, 06/30/35		698	730

			86,068

Saudi Arabia — 0.1%
Dar Al-Arkan International Sukuk
10.750%, 02/18/15		500	475
10.750%, 02/18/15 (A)		1,050	999

			1,474

Singapore — 0.7%
Bakrie Telecom Pte
11.500%, 05/07/15		784	851
Sea Production
4.563%, 02/14/12		8,429	6,617
STATS ChipPac
7.500%, 08/12/15 (A)		173	189
5.375%, 03/31/16		224	224
Yanlord Land Group
9.500%, 05/04/17		258	262

			8,143

South Africa — 2.7%
Edcon Proprietary
9.500%, 03/01/18 (A)		1,200	1,191
4.276%, 06/15/14 (A)(C)	EUR	2,450	3,012
Eskom Holdings
5.750%, 01/26/21 (A)		3,083	3,075
Gold Field Orogen
4.875%, 10/07/20		635	606
Myriad International Holding
6.375%, 07/28/17 (A)		1,856	1,923
Republic of South Africa
13.500%, 09/15/15	ZAR	11,100	1,946
8.500%, 06/23/17		815	1,005
8.000%, 12/21/18	ZAR	14,060	1,967
7.250%, 01/15/20	ZAR	7,480	987
6.875%, 05/27/19		3,006	3,464
6.750%, 03/31/21	ZAR	15,080	1,888
6.500%, 06/02/14		2,555	2,836
5.875%, 05/30/22		1,745	1,846
5.500%, 03/09/20		1,950	2,052
Transnet
4.500%, 02/10/16		720	732

			28,530

South Korea — 0.3%
Export-Import Bank of Korea
8.125%, 01/21/14		2,105	2,408
5.875%, 01/14/15		1,125	1,222

			3,630

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Sri Lanka — 0.2%
Democratic Socialist Republic of Sri Lanka
7.400%, 01/22/15 (A)		$500	$541
6.250%, 10/04/200 (A)		300	296
6.250%, 10/04/20		800	788

			1,625

Supra-National — 0.1%
Andina de Fomento
8.125%, 06/04/19		565	678

Sweden — 0.3%
TVN Finance
10.750%, 11/15/17		200	313
TVN Finance II
10.750%, 11/15/17 (A)	EUR	1,500	2,357

			2,670

Thailand — 0.4%
True Move
10.750%, 12/16/13 (A)		850	918
10.750%, 12/16/13		500	535
10.375%, 08/01/14		1,000	1,065
10.375%, 08/01/14 (A)		1,350	1,438

			3,956

Trinidad & Tobago — 0.4%
Petroleum of Trinidad & Tobago
9.750%, 08/14/19 (A)		853	1,041
6.000%, 05/08/22 (A)		575	586
6.000%, 05/08/22		2,851	2,908

			4,535

Tunisia — 0.3%
Banque Centrale de Tunisie
8.250%, 09/19/27		300	345
7.375%, 04/25/12 (E)		2,160	2,246
6.250%, 02/20/13	EUR	430	606

			3,197

Turkey — 3.4%
Akbank
5.125%, 07/22/15 (A)		655	654
Globus Capital Finance
8.500%, 03/05/12		700	691

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2011

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Republic of Turkey
11.875%, 01/15/30	$1,425	$2,312
9.500%, 01/15/14	300	351
8.000%, 02/14/34	1,500	1,740
7.500%, 11/07/19	2,869	3,278
7.500%, 07/14/17	2,625	2,999
7.375%, 02/05/25	5,307	5,969
7.250%, 03/15/15	1,250	1,397
7.250%, 03/05/38	740	792
7.000%, 06/05/20	1,163	1,289
7.000%, 09/26/16	1,209	1,350
7.000%, 03/11/19	550	611
6.875%, 03/17/36	3,345	3,420
6.750%, 04/03/18	5,330	5,823
6.750%, 05/30/40	2,541	2,541
6.000%, 01/14/41	470	424
5.625%, 03/30/21	650	647

		36,288

Ukraine — 3.8%
Afren
11.500%, 02/01/16 (A)	900	936
Avangardco Investments
10.000%, 10/29/15	624	611
Biz Finance for Ukreximbank
8.375%, 04/27/15	3,795	3,928
Credit Suisse First Boston for City of Kiev
8.000%, 11/06/15	215	200
Credit Suisse First Boston International (Export/Import - Ukraine)
7.650%, 09/07/11	1,350	1,379
6.800%, 10/04/12	800	813
DTEK Finance
9.500%, 04/28/15 (A)	790	832
9.500%, 04/28/15	538	566
Financing of Infrastrucural Projects State Enterprise
8.375%, 11/03/17 (A)	650	672
Government of Ukraine
7.750%, 09/23/20 (A)	1,350	1,353
7.750%, 09/23/20	250	250
7.650%, 06/11/13	2,923	3,059
7.650%, 06/11/13	250	262
6.875%, 09/23/15	200	203
6.875%, 09/23/15 (A)	3,143	3,189
6.875%, 03/04/11	500	500
6.750%, 11/14/17	1,200	1,178
6.580%, 11/21/16	1,370	1,344
6.385%, 06/26/12	1,445	1,481
Metinvest
10.250%, 05/20/15 (A)	800	879
8.750%, 02/14/18	1,356	1,381
MHP
10.250%, 04/29/15	1,965	2,098
10.250%, 04/29/15	553	590
NAK Naftogaz Ukraine
9.500%, 09/30/14	9,373	10,172
Springvale Holdings
9..181%, 09/07/09 (A)(B)(C)(I)	1,000	75

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

UK Private Bank
8.000%, 02/06/12		$3,200	$3,220

			41,171

United Arab Emirates — 2.4%
Dolphin Energy
5.888%, 06/15/19 (A)		277	292
5.888%, 06/15/19		930	981
DP World
6.850%, 07/02/37		1,840	1,619
Dubai DOF Sukuk MTN
6.396%, 11/03/14 (C)		1,950	1,933
Dubai Electricity & Water Authority
8.500%, 04/22/15		252	267
8.500%, 04/22/15 (A)		1,550	1,645
7.375%, 10/21/20 (A)		2,420	2,263
Dubai Government International Bonds MTN
7.750%, 10/05/20		500	469
Dubai Holding
6.000%, 02/01/17		300	366
Dubai Holding Commercial Operations MTN
4.750%, 01/30/14	EUR	4,500	5,128
0.662%, 02/01/12 (A)(C)		200	176
Dubai Sukuk Centre
0.677%, 06/13/12 (A)		3,022	2,516
Emirate of Abu Dhabi
6.750%, 04/08/19 (A)		670	767
6.750%, 04/08/19		1,300	1,463
Jafz Sukuk
3.679%, 11/27/12 (A)(C)	AED	25,100	5,915

			25,800

Uruguay — 2.5%
Republic of Uruguay PIK
7.875%, 01/15/33		3,720	4,473
Republic of Uruguay
9.250%, 05/17/17		4,620	5,913
8.000%, 11/18/22		8,448	10,421
7.625%, 03/21/36		3,611	4,243
6.875%, 09/28/25		761	869

			25,919

Venezuela — 5.0%
Bolivarian Republic of Venezuela
9.000%, 05/07/23		7,454	4,957
8.250%, 10/13/24		4,265	2,644

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2011

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Government of Venezuela
13.625%, 08/15/18	$737	$709
13.625%, 08/15/18 (E)	2,435	2,344
12.750%, 08/23/22	750	634
10.750%, 09/19/13	900	889
9.375%, 01/13/34	1,970	1,315
9.250%, 09/15/27	3,325	2,381
9.250%, 05/07/28	4,215	2,761
8.500%, 10/08/14	5,039	4,427
7.750%, 10/13/19	2,000	1,320
7.650%, 04/21/25	2,865	1,709
7.000%, 12/01/18 (E)	255	171
7.000%, 03/31/38	200	110
6.000%, 12/09/20	900	518
5.750%, 02/26/16	2,750	1,973
Petroleos de Venezuela
5.500%, 04/12/37	2,950	1,313
5.375%, 04/12/27	7,998	3,671
5.250%, 04/12/17	11,881	6,891
5.000%, 10/28/15	1,700	1,044
4.900%, 10/28/14	16,773	11,321

		53,102

Vietnam — 0.2%
Socialist Republic of Vietnam
6.875%, 01/15/16	350	362
6.750%, 01/29/20	1,800	1,782

		2,144

Total Global Bonds (Cost $901,086) ($ Thousands)		971,793

LOAN PARTICIPATIONS — 1.0%

Argentina — 0.0%
Endesa Costanera
11.302%, 03/30/12	347	347

Angola — 0.2%
Republic of Angola
3.254%, 04/30/16 (H)(I)	1,192	1,501

Georgia — 0.0%
Ashmore Cayman
12.868%, 04/16/14 (F)(H)(I)	221	227

Indonesia — 0.3%
PT Bumi Resources
10.000%, 03/15/11	1,082	1,066
0.504%, 08/07/13 (C)	1,973	2,052

		3,118

Russia — 0.2%
Snegri Overseas
10.500%, 10/10/11 (H)(I)	2,192	1,753

Description	Face Amount (Thousands) (1)/Shares	Market Value ($ Thousands)

Singapore — 0.3%
Morton Bay Senior
6.220%, 06/30/11 (H)(I)	$3,230 $	3,044

Total Loan Participations (Cost $10,643) ($ Thousands)		9,990

CONVERTIBLE BONDS — 0.4%
BLT International CV to 2,288,997.56 Shares
12.000%, 02/10/15	300	297
FirstSource Solutions CV to 42,549.14 Shares
6.500%, 12/04/12 (F)	2,300	2,553
Suzlon Energy CV to 22.6830 Shares
2.970%, 06/12/12 (F)	1,118	1,247
Suzlon Energy CV to 533.2762 Shares
2.514%, 07/25/14 (F)	500	420

Total Convertible Bonds (Cost $3,906) ($ Thousands)		4,517

	Number of Warrants

WARRANTS — 0.0%

Mexico — 0.0%
Mexico Bonos, Expires 04/27/11*	56	14

Russia — 0.0%
Teorema Holding A, Expires 10/27/11* (I)	136	—
Teorema Holding B, Expires 10/27/11*	272	—

Warrants (Cost $47) ($ Thousands)		14

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P. 0.200%**† (G)	3,811,528	3,592

Total Affiliated Partnership (Cost $3,812) ($ Thousands)		3,592

Total Investments — 94.1% (Cost $919,494)($ Thousands) ††		$989,906

Percentages are based on a Net Assets of $1,053,128 ($ Thousands)

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2011

A summary of the open futures contracts held by the Fund at February 28, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. Ultra Long Treasury Bond	3	Jul-2011	$3

For the period ended February 28, 2011, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at February 28, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive ( Thousands)		Unrealized Appreciation (Depreciation) ($Thousands)
3/1/11	INR	10	USD	—	$—
3/1/11	USD	—	INR	10	—
3/2/11-4/4/11	BRL	25,553	USD	15,286	(81)
3/16/11	USD	7,050	KRW	7,934,775	(18)
3/21/11	USD	913	EUR	668	10
3/21/11-3/25/11	EUR	23,180	USD	31,665	(339)
3/25/11	GBP	232	USD	377	(1)
5/20/11-8/9/11	CNY	40,471	USD	6,158	(21)
5/20/11-11/14/11	USD	10,115	CNY	66,667	118

					$(332)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at February 28, 2011, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	(16,294)	16,391	$97
HSBC	(35,971)	35,583	(388)
International Forex Finance Group, Ltd.	(7,662)	7,656	(6)
JPMorgan Chase Bank	(12,078)	12,043	(35)

			$(332)

A summary of outstanding swap agreements help by the Fund at February 28, 2011, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
HSBC	Republic of Korea 5% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	2,475,000	$28
Barclays Bank PLC	Republic of Korea 5% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	2,497,000	(1)

						$27

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2011.

†	Investment in Affiliated Security.

††	At February 28, 2011, the tax basis cost of the Fund’s investments was $919,494 ($ Thousands), and the unrealized appreciation and depreciation were $85,673 ($ Thousands) and $(15,261)($ Thousands), respectively.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default of interest payments.

(C)	Variable Rate Security - The rate reported is the rate in effect as of February 28, 2011. The date reported is the final maturity date.

(D)	Step Bonds - The rate reflected is the effective yield on February 28, 2011. The coupon on a step bond changes on a specified date.

(E)	This security or a partial position of this security is on loan at February 28, 2011. The total value of securities on loan at February 28, 2011 was $3,644 ($ Thousands).

(F)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2011 was $3,592 ($ Thousands).

(H)	Securities considered illiquid. The total value of such securities as of February 28, 2011 was $6,526 ($ Thousands) and represented 0.62% of Net Assets.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2011 was $6,801 ($ Thousands) and represented 0.65% of Net Assets.

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2011

AED — United Arab Emirates Dirham

ARS — Argentine Peso

BRL — Brazilian Real

CLN — Credit-Linked Note

CNY — Chinese Yuan Renminbi

COP — Colombian Peso

CV — Convertible Security

DEM — German Mark

EUR — Euro

GBP — British Pound Sterling

IDR — Indonesia Rupiah

INR — India Rupee

KRW — South Korean Won

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

USD — U.S. Dollar

The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$971,793	$—	$971,793
Convertible Bonds	—	4,517	—	4,517
Warrants	—	14	—	14
Loan Participations	—	3,374	6,526	9,990
Affiliated Partnership	—	3,592	—	3,592

Total Investments in Securities	$—	$983,290	$6,526	$989,903

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$3	$—	$—	$3
Forwards*	—	(332)	—	(332)
Total Return Swaps*	—	27	—	27

Total Other Financial Instruments	$3	$(305)	$—	$(302)

*	Future contracts, forwards and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Loan Participations	Investments in Total Return Swaps
Beginning balance as of June 1, 2010	$9,135	$(4)
Accrued discounts/premiums	5	4
Realized gain/(loss)	9	1
Change in unrealized appreciation/(depreciation)	191	—
Net purchases/sales	(2,814)	(1)
Net transfer in and/or out of Level 3	—	—

Ending balance as of February 28, 2011	$6,526	$—

During the period ended February 28, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended February 28, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Real Return Plus Fund

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.3%
U.S. Treasury Inflation-Protected Securities
3.000%, 07/15/12	$16,250	$21,182
2.000%, 04/15/12	15,746	17,764
2.000%, 01/15/14	34,224	44,126
2.000%, 07/15/14	31,836	40,561
2.000%, 01/15/16	25,150	30,644
1.875%, 07/15/13	20,195	25,985
1.875%, 07/15/15	11,245	13,934
1.625%, 01/15/15	40,100	49,841
1.250%, 04/15/14	27,200	30,040
0.625%, 04/15/13	29,020	31,383
0.500%, 04/15/15	50,025	52,480

Total U.S. Treasury Obligations (Cost $343,138) ($ Thousands)		357,940

Total Investments — 99.3% (Cost $343,138) ($ Thousands) †		$357,940

A summary of the open futures contracts held by the Fund at February 28, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
U.S. 2-Year Treasury Note	(117)	Jul-2011	$(30)
U.S. 5-Year Treasury Note	(221)	Jul-2011	(38)

			$(68)

For the period ended February 28, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $360,541 ($ Thousands).

†	At February 28, 2011, the tax basis cost of the Fund’s investments was $343,138
($ Thousands), and the unrealized appreciation and depreciation were $14,805
($ Thousands) and $(3) ($ Thousands), respectively.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$357,940	$—	$357,940

Total Investments in Securities	$—	$357,940	$—	$357,940

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(68)	$—	$—	$(68)

Total Other Financial Instruments	$(68)	$—	$—	$(68)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

February 28, 2011

Description	Face Amount ($Thousands)/ Shares	Market Value ($Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.2%
FHLB (A)
0.190%, 03/02/11	$16,000	$16,000
0.130%, 05/20/11	17,000	16,995

Total U.S. Government Agency Obligations (Cost $32,995) ($ Thousands)		32,995

U.S. TREASURY OBLIGATIONS (A) (B) — 39.7%
U.S. Treasury Bills
0.160%, 06/02/11	20,000	19,993
0.155%, 04/07/11	88,000	87,990
0.150%, 05/05/11	10,000	9,998
0.100%, 05/19/11	25,000	24,993

Total U.S. Treasury Obligations (Cost $142,970) ($ Thousands)		142,974

CASH EQUIVALENT — 41.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.090% *†	150,450,312	150,450

Total Cash Equivalent (Cost $150,450) ($ Thousands)		150,450

Total Investments — 90.7% (Cost $326,415) ($ Thousands) ††		$326,419

A summary of the open futures contracts held by the Fund at February 28, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($Thousands)
S&P 500 Index EMINI	5,007	Mar-2011	$16,553
U.S. 10-Year Treasury Note	123	Jun-2011	27

			$16,580

For the period ended February 28, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $360,005 ($ Thousands).

*	The rate reported is the 7-day effective yield as of February 28, 2011.

†	Investment in Affiliated Security.

††	At February 28, 2011, the tax basis cost of the Fund’s investments was $326,415

($ Thousands), and the unrealized appreciation and depreciation were $17
($ Thousands) and $(13) ($ Thousands), respectively.

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLB — Federal Home Loan Bank

S&P — Standard & Poor’s

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$32,995	$—	$32,995
U.S. Treasury Obligations	—	142,974	—	142,974
Cash Equivalent	150,450	—	—	150,450

Total Investments in Securities	$150,450	$175,969	$—	$326,419

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$16,580	$—	$—	$16,580

Total Other Financial Instruments	$16,580	$—	$—	$16,580

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2011

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund divested itself of the following security during the period ended February 28, 2011:

1	Issuer Name:	Eni Spa

2	Ticker Symbol:	ENI

3	CUSIP:	7145056

4	Number of Shares Divested:	1,237

5	Date Security was Divested:	1/19/2011

6	The Registrant no longer holds any shares of the divested security

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended 17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 28, 2011

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: April 28, 2011